As filed with the Securities and Exchange Commission on April 17, 2020
1933 Act Registration No. 333-193277
1940 Act Registration No. 811-09763

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 11
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 537
Lincoln New York Account N for Variable Annuities
(Exact Name of Registrant)
Lincoln Investor Advantage® Fee-Based
LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Name of Depositor)
120 Madison Street, Suite 1310
Syracuse, New York 13202
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (315) 428-8400
Robert O. Sheppard, Esquire
Lincoln Life & Annuity Company of New York
120 Madison Street, Suite 1310
Syracuse, New York 13202
(Name and Address of Agent for Service)
Copy to:
Scott C. Durocher, Esquire
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2020, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on _____________ pursuant to paragraph (a)(1) of Rule 485
Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

Lincoln Investor Advantage® Fee-Based
Individual Variable Annuity Contracts
Lincoln New York Account N for Variable Annuities
May 1, 2020
Home Office:
Lincoln Life & Annuity Company of New York
120 Madison Street, Suite 1310
Syracuse, NY 13202
www.LincolnFinancial.com
Servicing Office:
Lincoln Life & Annuity Company of New York
PO Box 2348
Fort Wayne, IN 46801-2348
1-888-868-2583

This prospectus describes an individual flexible premium deferred variable annuity contract that is issued by Lincoln Life & Annuity Company of New York (Lincoln New York or Company). This contract can be purchased for use as either a nonqualified annuity or qualified retirement annuity under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. IRAs provide tax deferral, whether or not the funds are invested in an annuity contract. Further, if your contract is a Roth IRA, you generally will not pay income tax on a distribution, provided certain conditions are met. Therefore, there should be reasons other than tax deferral for purchasing a qualified annuity contract.
The contract is designed to accumulate Contract Value and to provide income over a certain period of time, or for life, subject to certain conditions. This contract also offers a Death Benefit payable upon the death of the Contractowner or Annuitant. This prospectus is used by both new purchasers and current Contractowners.
The contract described in this prospectus is only available in New York.
The minimum initial Purchase Payment for the contract is $10,000. For contracts issued prior to January 15, 2018, the minimum initial Purchase Payment for nonqualified contracts where i4LIFE® Advantage is elected, and where the Contractowner, joint owner and/or Annuitant are ages 86 to 89 (subject to additional terms and limitations, and Servicing Office approval) is $50,000. Additional Purchase Payments may be made to the contract, subject to certain restrictions, and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually. We reserve the right to limit, restrict, or suspend Purchase Payments made to the contract upon advance written notice.
Except as noted below, you choose whether your Contract Value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. If any portion of your Contract Value is in the fixed account, we promise to pay you your principal and a minimum interest rate. We may impose restrictions on the fixed account for the life of your contract or during certain periods. At this time, the only fixed account available is for dollar cost averaging purposes.
We offer variable annuity contracts that may offer different investment options, features, and optional benefits. You should carefully consider whether or not this contract is the best product for you.
All Purchase Payments for benefits on a variable basis will be placed in Lincoln New York Account N for Variable Annuities (Variable Annuity Account [VAA]). The VAA is a segregated investment account of Lincoln New York. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the contract’s variable options (“Subaccounts”), which, in turn, invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the Subaccounts you select. We do not guarantee how any of the Subaccounts or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.
The available funds are listed below:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco Oppenheimer V.I. International Growth Fund
Invesco Oppenheimer V.I. Main Street Small Cap Fund®
Invesco V.I. Balanced-Risk Allocation Fund
Invesco V.I. Comstock Fund
Invesco V.I. Diversified Dividend Fund
Invesco V.I. Equally-Weighted S&P 500 Fund1
Invesco V.I. Equity and Income Fund
Invesco V.I. International Growth Fund
AllianceBernstein Variable Products Series Fund
AB VPS Small/Mid Cap Value Portfolio
ALPS Variable Investment Trust
ALPS/Alerian Energy Infrastructure Portfolio

1

ALPS/Red Rocks Listed Global Opportunity Portfolio
(formerly ALPS/Red Rocks Listed Private Equity Portfolio)
American Century Variable Portfolios, Inc.:
American Century VP Balanced Fund
American Century VP Large Company Value Fund
American Funds Insurance Series®
American Funds Asset Allocation Fund
American Funds Blue Chip Income and Growth Fund
American Funds Capital Income Builder®
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
American Funds Mortgage Fund
American Funds New World Fund®
BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Columbia Funds Variable Insurance Trust
Columbia VP Strategic Income Fund
Columbia Funds Variable Insurance Trust II
Columbia VP Commodity Strategy Fund
Columbia VP Emerging Markets Bond Fund
Delaware VIP® Trust
Delaware VIP® Diversified Income Series
Delaware VIP® Emerging Markets Series
Delaware VIP® REIT Series
Delaware VIP® Small Cap Value Series
Delaware VIP® Smid Cap Core Series
Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
Deutsche DWS Variable Series II
DWS Alternative Asset Allocation VIP Portfolio
Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income Fund
Fidelity® Variable Insurance Products
Fidelity® VIP Balanced Portfolio
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
Fidelity® VIP Growth Portfolio
Fidelity® VIP Mid Cap Portfolio
Fidelity® VIP Strategic Income Portfolio
First Trust Variable Insurance Trust
First Trust Capital Strength Portfolio*
First Trust Dorsey Wright Tactical Core Portfolio
First Trust International Developed Capital Strength Portfolio*
First Trust Multi Income Allocation Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio2
Franklin Templeton Variable Insurance Products Trust
Franklin Allocation VIP Fund
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Franklin Rising Dividends VIP Fund
Franklin Small Cap Value VIP Fund
Franklin Small-Mid Cap Growth VIP Fund
Templeton Foreign VIP Fund
Templeton Global Bond VIP Fund
Goldman Sachs Variable Insurance Trust
Goldman Sachs VIT Government Money Market Fund*
Hartford Series Fund, Inc.
Hartford Capital Appreciation HLS Fund
Ivy Variable Insurance Portfolios
Ivy VIP Asset Strategy Portfolio
Ivy VIP Energy Portfolio
Ivy VIP High Income Portfolio
Ivy VIP Mid Cap Growth Portfolio
Ivy VIP Science and Technology Portfolio
Ivy VIP Small Cap Growth Portfolio
JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond Portfolio
JPMorgan Insurance Trust Global Allocation Portfolio*
JPMorgan Insurance Trust Income Builder Portfolio
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Portfolio
ClearBridge Variable Large Cap Growth Portfolio
ClearBridge Variable Mid Cap Portfolio
QS Variable Conservative Growth
Lincoln Variable Insurance Products Trust
LVIP American Balanced Allocation Fund
LVIP American Growth Allocation Fund
LVIP American Preservation Fund
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Advantage Allocation Fund
LVIP BlackRock Dividend Value Managed Volatility Fund
LVIP BlackRock Global Real Estate Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Wealth Builder Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional International Equity Managed Volatility Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Dimensional U.S. Equity Managed Volatility Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Franklin Templeton Global Equity Managed Volatility Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Income Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Retirement Income Fund
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
LVIP Loomis Sayles Global Growth Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP Multi-Manager Global Equity Managed Volatility Fund
LVIP PIMCO Low Duration Bond Fund
2

LVIP SSGA Bond Index Fund
LVIP SSAG Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA Emerging Markets 100 Fund
LVIP SSGA Emerging Markets Equity Index Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA International Managed Volatility Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund3
LVIP SSGA Short-Term Bond Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP T. Rowe Price Growth Stock Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Capital Growth Fund
LVIP Wellington Mid-Cap Value Fund
LVIP Western Asset Core Bond Fund
Lord Abbett Series Fund, Inc.
Lord Abbett Series Fund Bond Debenture Portfolio
Lord Abbett Series Fund Developing Growth Portfolio
Lord Abbett Series Fund Short Duration Income Portfolio
MFS® Variable Insurance Trust
MFS® VIT Growth Series
MFS® VIT Total Return Series
MFS® VIT Utilities Series
MFS® Variable Insurance Trust II
MFS® VIT II International Intrinsic Value Portfolio
Morgan Stanley Variable Insurance Fund Inc. (VIF)
Morgan Stanley VIF Global Infrastructure Portfolio
PIMCO Variable Insurance Trust
PIMCO VIT All Asset All Authority Portfolio*
PIMCO VIT All Asset Portfolio*
PIMCO VIT CommodityRealReturn® Strategy Portfolio*
PIMCO VIT Emerging Markets Bond Portfolio*
PIMCO VIT Unconstrained Bond Portfolio*
Putnam Variable Trust
Putnam VT Equity Income Fund
Putnam VT George Putnam Balanced Fund
Putnam VT Global Health Care Fund
Putnam VT Income Fund
Putnam VT Multi-Asset Absolute Return Fund
Rydex Variable Trust
Guggenheim VT Long Short Equity
Guggenheim VT Multi-Hedge Strategies
SEI Insurance Products Trust
SEI VP Market Growth Strategy Fund
SEI VP Market Plus Strategy Fund
VanEck VIP Trust
VanEck VIP Global Hard Assets Fund
Virtus Variable Insurance Trust
Virtus Newfleet Multi-Sector Intermediate Bond Series
*Not all funds are available in all contracts. Refer to the Description of the Funds section of this prospectus for specific information regarding availability of funds.
[1]	Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.
[2]	Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
[3]	The Index to which this fund is managed is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensees. S&P®, S&P GSCI® and the Index are trademarks of S&P and have been licensed for use by SPDJI and its affiliates and sublicensed for certain purposes by the licensee. The Index is not owned, endorsed, or approved by or associated with any additional third party. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have any liability for any errors, omissions, or interruptions of the Index.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (“SEC”), you may not be receiving paper copies of the funds’ shareholder reports from us by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and we will notify you by mail each time a report is posted and will provide you with a website link to access the report. We will also provide instructions for requesting paper copies.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by following the instructions we have provided.
You may elect to receive all future reports in paper free of charge by informing us that you wish to continue receiving paper copies of your shareholder reports by contacting us at the telephone number listed on the first page of this prospectus. Your election to receive reports in paper will apply to all funds available under your contract.
3

This prospectus gives you information about the contract that you should know before you decide to buy a contract and make Purchase Payments. You should also review the prospectuses for the funds and keep all prospectuses for future reference.
Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
More information about the contract is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. The SAI and other information about Lincoln New York and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.
4

5

Special Terms
In this prospectus, the following terms have the indicated meanings:
Access Period—Under i4LIFE® Advantage, a defined period of time during which we make Regular Income Payments to you while you still have access to your Account Value. This means that you may make withdrawals, surrender the contract, and have a Death Benefit.
Account or Variable Annuity Account (VAA)—The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.
Account Value—Under i4LIFE® Advantage, the initial Account Value is the Contract Value on the Valuation Date that i4LIFE® Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, reduced by Regular Income Payments and withdrawals.
Account Value Death Benefit—Provides a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment.
Accumulation Unit—A measure used to calculate Contract Value for the variable side of the contract before the Annuity Commencement Date and to calculate the i4LIFE® Advantage Account Value during the Access Period.
Annuitant—The person upon whose life the annuity benefit payments are based, and upon whose death a Death Benefit may be paid.
Annuity Commencement Date—The Valuation Date when funds are withdrawn or converted into Annuity Units or fixed dollar payout for payment of retirement income benefits under the Annuity Payout option you select (other than i4LIFE® Advantage).
Annuity Payout—A regularly scheduled payment (under any of the available annuity options) that occurs after the Annuity Commencement Date (or Periodic Income Commencement Date if i4LIFE® Advantage has been elected). Payments may be variable or fixed, or a combination of both.
Annuity Unit—A measure used to calculate the amount of Annuity Payouts for the variable side of the contract after the Annuity Commencement Date.
Beneficiary—The person you choose to receive any Death Benefit paid if you die before the Annuity Commencement Date.
Contractowner (you, your, owner)—The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the Beneficiary, etc.). Usually, but not always, the Contractowner is the Annuitant.
Contract Value (may be referred to as Account Value in marketing materials)—At any given time before the Annuity Commencement Date, the total value of all Accumulation Units of a contract, plus the value of the fixed side of the contract, if any.
Contract Year—Each 12-month period starting with the effective date of the contract and starting with each contract anniversary after that.
Death Benefit—Before the Annuity Commencement Date, the amount payable to your designated Beneficiary if the Contractowner dies. As an alternative, the Contractowner may receive a Death Benefit on the death of the Annuitant prior to the Annuity Commencement Date.
Fee-Based Financial Plan—A wrap account, managed account or other investment program whereby an investment firm/professional offers asset allocation and/or investment advice for a fee. Such programs can be offered by broker-dealers, banks and registered investment advisors, trust companies and other firms. Under this arrangement, the Contractowner pays the investment firm/professional directly for services.
Good Order—The actual receipt at our Servicing Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to complete the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.
Large Account Credit—The additional amount credited to the contract if the applicable threshold of value in your Subaccounts is met.
Lifetime Income Period—Under i4LIFE® Advantage, the period of time following the Access Period during which we make Regular Income Payments to you for the rest of your life (and Secondary Life, if applicable). During the Lifetime Income Period, you will no longer have access to your Account Value or receive a Death Benefit.
Lincoln New York (we, us, our, Company)—Lincoln Life & Annuity Company of New York.
Periodic Income Commencement Date—The Valuation Date on which the amount of i4LIFE® Advantage Regular Income Payments are determined.
Purchase Payments—Amounts paid into the contract other than Large Account Credits.
Regular Income Payments—The variable, periodic income payments paid under i4LIFE® Advantage.
Secondary Life—Under i4LIFE® Advantage, the person designated by the Contractowner upon whose life the annuity payments will also be contingent.
Subaccount—Each portion of the VAA that reflects investments in Accumulation and Annuity Units of a class of a particular fund available under the contracts. There is a separate Subaccount which corresponds to each class of a fund.
Valuation Date—Each day the New York Stock Exchange (NYSE) is open for trading.
Valuation Period—The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (Valuation Date) and ending at the close of such trading on the next Valuation Date.

6

Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Contract Value between investment options, and/or the fixed account (if available). State premium taxes may also be deducted. Currently there is no premium tax levied for New York residents.
CONTRACTOWNER TRANSACTION EXPENSES
Accumulation Phase: There are no sales charges, deferred sales charges, or surrender charges associated with this contract.
Transfer Charge:*	$25
*	The transfer charge will not be imposed on the first 12 transfers during a Contract Year. We reserve the right to charge a $25 fee for the 13th and each additional transfer during any Contract Year, excluding automatic dollar cost averaging and portfolio rebalancing transfers.

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses. Only one table will apply to a given Contractowner. The tables differ based on whether the Contractowner has purchased the i4LIFE® Advantage rider.
•	Table A reflects the expenses for a contract that has not elected i4LIFE® Advantage (Base contract).
•	Table B reflects the expenses for a contract that has elected i4LIFE® Advantage.

TABLE A
Expenses for a Contract that has not Elected i4LIFE® Advantage (Base contract)
Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts)[1]
Guaranteed Maximum and Current Product Charges:
Account Value Death Benefit
Mortality and Expense Risk Charge	0.20%
Administrative Charge	0.10%
Total Separate Account Expenses	0.30%
[1]	The mortality and expense risk charge and administrative charge rates together are 0.30% on and after the Annuity Commencement Date for all contracts. If your Contract Value had reached the $1 million threshold immediately prior to the Annuity Commencement Date, this charge will be reduced by 0.15%.

TABLE B
Expenses for a Contract that has Elected i4LIFE® Advantage
i4LIFE® Advantage[1]
Guaranteed Maximum and Current Product Charges:
Account Value Death Benefit	0.70%
[1]	As an annualized percentage of average Account Value, computed daily. This charge is assessed on and after the effective date of i4LIFE® Advantage. This charge continues during the Access Period. The i4LIFE® Advantage charge is 0.70% during the Lifetime Income Period. If your Contract Value had reached the $250,000 threshold ($1 million for contacts purchased prior to May 20, 2019) immediately prior to the beginning of the Lifetime Income Period under i4LIFE® Advantage, this charge will be reduced by 0.15%. See Charges and Other Deductions – i4LIFE® Advantage Charge for more information.

The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2019, adjusted to reflect anticipated changes in fees and expenses, or, for new portfolios, are based on estimates for the current fiscal year. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.
7

	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.46%	3.72%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements*)	0.43%	3.63%
*Some of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2021. There can be no assurance that fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each fund prospectus, and they may not cover certain expenses such as extraordinary expenses. Certain of these arrangements may provide that amounts previously waived or reimbursed may be recovered in future years. See each fund prospectus for complete information regarding annual operating expenses and any waivers or reimbursements in effect for a particular fund.
The following table shows the expenses charged by each fund for the year ended December 31, 2019:
(as a percentage of each fund’s average net assets):
	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
AB VPS Small/Mid Cap Value Portfolio - Class B	0.75%		0.25%		0.08%		0.00%		1.08%	-0.01%	1.07%
ALPS/Alerian Energy Infrastructure Portfolio - Class III	0.70%		0.25%		0.42%		0.00%		1.37%	-0.07%	1.30%
ALPS/Red Rocks Listed Global Opportunity Portfolio - Class III	0.90%		0.25%		0.56%		0.86%		2.57%	-0.26%	2.31%
American Century VP Balanced Fund - Class II	0.90%		0.25%		0.01%		0.00%		1.16%	-0.05%	1.11%
American Century VP Large Company Value Fund - Class II	0.80%		0.25%		0.01%		0.00%		1.06%	-0.15%	0.91%
American Funds Asset Allocation Fund - Class 4	0.27%		0.25%		0.29%		0.00%		0.81%	0.00%	0.81%
American Funds Blue Chip Income and Growth Fund - Class 4	0.39%		0.25%		0.29%		0.00%		0.93%	0.00%	0.93%
American Funds Capital Income Builder® - Class 4	0.49%		0.25%		0.30%		0.00%		1.04%	-0.26%	0.78%
American Funds Global Growth Fund - Class 4	0.52%		0.25%		0.30%		0.00%		1.07%	0.00%	1.07%
American Funds Global Small Capitalization Fund - Class 4	0.70%		0.25%		0.31%		0.00%		1.26%	0.00%	1.26%
American Funds Growth Fund - Class 4	0.32%		0.25%		0.29%		0.00%		0.86%	0.00%	0.86%
American Funds Growth-Income Fund - Class 4	0.26%		0.25%		0.29%		0.00%		0.80%	0.00%	0.80%
American Funds International Fund - Class 4	0.49%		0.25%		0.31%		0.00%		1.05%	0.00%	1.05%
American Funds Mortgage Fund - Class 4	0.42%		0.25%		0.31%		0.00%		0.98%	-0.18%	0.80%
American Funds New World Fund® - Class 4	0.70%		0.25%		0.32%		0.00%		1.27%	-0.18%	1.09%
BlackRock Global Allocation V.I. Fund - Class III	0.64%		0.25%		0.25%		0.00%		1.14%	-0.15%	0.99%
ClearBridge Variable Aggressive Growth Portfolio - Class II	0.75%		0.25%		0.04%		0.00%		1.04%	0.00%	1.04%
ClearBridge Variable Large Cap Growth Portfolio - Class II	0.70%		0.25%		0.07%		0.01%		1.03%	-0.01%	1.02%
ClearBridge Variable Mid Cap Portfolio - Class II	0.75%		0.25%		0.09%		0.01%		1.10%	0.00%	1.10%
Columbia VP Commodity Strategy Fund - Class 2	0.63%		0.25%		0.03%		0.00%		0.91%	0.00%	0.91%
Columbia VP Emerging Markets Bond Fund - Class 2	0.60%		0.25%		0.16%		0.00%		1.01%	0.00%	1.01%
Columbia VP Strategic Income Fund - Class 2	0.60%		0.25%		0.12%		0.00%		0.97%	-0.03%	0.94%
Delaware VIP® Diversified Income Series - Service Class	0.58%		0.30%		0.06%		0.00%		0.94%	-0.02%	0.92%
Delaware VIP® Emerging Markets Series - Service Class	1.24%		0.30%		0.10%		0.00%		1.64%	-0.04%	1.60%
Delaware VIP® REIT Series - Service Class	0.75%		0.30%		0.08%		0.00%		1.13%	0.00%	1.13%
Delaware VIP® Small Cap Value Series - Service Class	0.71%		0.30%		0.06%		0.00%		1.07%	0.00%	1.07%
Delaware VIP® Smid Cap Core Series - Service Class	0.74%		0.30%		0.07%		0.00%		1.11%	0.00%	1.11%
Delaware VIP® U.S. Growth Series - Service Class	0.65%		0.30%		0.08%		0.00%		1.03%	0.00%	1.03%
Delaware VIP® Value Series - Service Class	0.63%		0.30%		0.06%		0.00%		0.99%	0.00%	0.99%
8

	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
DWS Alternative Asset Allocation VIP Portfolio - Class B	0.10%		0.25%		0.27%		0.62%		1.24%	-0.09%	1.15%
Eaton Vance VT Floating-Rate Income Fund - Initial Class	0.58%		0.25%		0.36%		0.00%		1.19%	0.00%	1.19%
Fidelity® VIP Balanced Portfolio - Service Class 2	0.39%		0.25%		0.10%		0.00%		0.74%	0.00%	0.74%
Fidelity® VIP Contrafund® Portfolio - Service Class 2	0.54%		0.25%		0.07%		0.00%		0.86%	0.00%	0.86%
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	0.25%		0.25%		0.00%		0.42%		0.92%	-0.15%	0.77%
Fidelity® VIP Growth Portfolio - Service Class 2	0.54%		0.25%		0.09%		0.00%		0.88%	0.00%	0.88%
Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.54%		0.25%		0.08%		0.00%		0.87%	0.00%	0.87%
Fidelity® VIP Strategic Income Portfolio - Service Class 2	0.55%		0.25%		0.12%		0.00%		0.92%	0.00%	0.92%
First Trust Capital Strength Portfolio – Class I	0.50%		0.25%		0.45%		0.00%		1.20%	-0.10%	1.10%
First Trust Dorsey Wright Tactical Core Portfolio – Class I	0.35%		0.25%		0.63%		0.53%		1.76%	-0.46%	1.30%
First Trust Dorsey Wright Tactical Core Portfolio – Class I	0.35%		0.25%		0.63%		0.53%		1.76%	-0.46%	1.30%
First Trust Dorsey Wright Tactical Core Portfolio – Class I	0.35%		0.25%		0.63%		0.53%		1.76%	-0.46%	1.30%
First Trust Dorsey Wright Tactical Core Portfolio – Class I	0.35%		0.25%		0.63%		0.53%		1.76%	-0.46%	1.30%
First Trust Multi Income Allocation Portfolio - Class I	0.60%		0.25%		0.95%		0.32%		2.12%	-0.97%	1.15%
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	0.60%		0.25%		0.36%		0.00%		1.21%	-0.01%	1.20%
Franklin Allocation VIP Fund - Class 4	0.55%		0.35%		0.04%		0.23%		1.17%	-0.25%	0.92%
Franklin Income VIP Fund - Class 4	0.46%		0.35%		0.00%		0.01%		0.82%	-0.01%	0.81%
Franklin Mutual Shares VIP Fund - Class 4	0.68%		0.35%		0.03%		0.00%		1.06%	0.00%	1.06%
Franklin Rising Dividends VIP Fund - Class 4	0.62%		0.35%		0.01%		0.01%		0.99%	0.00%	0.99%
Franklin Small Cap Value VIP Fund - Class 4	0.64%		0.35%		0.03%		0.01%		1.03%	0.00%	1.03%
Franklin Small-Mid Cap Growth VIP Fund - Class 4	0.80%		0.35%		0.04%		0.01%		1.20%	-0.01%	1.19%
Goldman Sachs VIT Government Money Market Fund - Service Shares	0.16%		0.25%		0.05%		0.00%		0.46%	-0.03%	0.43%
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	0.15%		0.15%		1.68%		0.80%		2.78%	-1.36%	1.42%
Guggenheim VT Long Short Equity	0.90%		0.00%		0.82%		0.00%		1.72%	0.00%	1.72%
Guggenheim VT Multi-Hedge Strategies	1.17%		0.00%		0.55%		0.18%		1.90%	-0.03%	1.87%
Hartford Capital Appreciation HLS Fund - Class IC	0.64%		0.25%		0.28%		0.00%		1.17%	0.00%	1.17%
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	0.95%		0.25%		0.18%		0.00%		1.38%	-0.13%	1.25%
Invesco Oppenheimer V.I. Main Street Small Cap Fund®- Series II Shares	0.68%		0.25%		0.18%		0.00%		1.11%	-0.06%	1.05%
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	0.92%		0.25%		0.18%		0.16%		1.51%	-0.46%	1.05%
Invesco V.I. Comstock Fund - Series II Shares	0.57%		0.25%		0.17%		0.02%		1.01%	-0.01%	1.00%
Invesco V.I. Diversified Dividend Fund - Series II Shares	0.48%		0.25%		0.17%		0.01%		0.91%	0.00%	0.91%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	0.12%		0.25%		0.23%		0.00%		0.60%	0.00%	0.60%
Invesco V.I. Equity and Income Fund - Series II Shares	0.38%		0.25%		0.17%		0.01%		0.81%	-0.01%	0.80%
Invesco V.I. International Growth Fund - Series II Shares	0.71%		0.25%		0.18%		0.01%		1.15%	0.00%	1.15%
Ivy VIP Asset Strategy Portfolio - Class II	0.70%		0.25%		0.07%		0.00%		1.02%	0.00%	1.02%
Ivy VIP Energy Portfolio - Class II	0.85%		0.25%		0.19%		0.00%		1.29%	0.00%	1.29%
Ivy VIP High Income Portfolio - Class II	0.61%		0.25%		0.06%		0.01%		0.93%	0.00%	0.93%
Ivy VIP Mid Cap Growth Portfolio - Class II	0.85%		0.25%		0.05%		0.00%		1.15%	-0.05%	1.10%
Ivy VIP Science and Technology Portfolio - Class II	0.85%		0.25%		0.05%		0.00%		1.15%	0.00%	1.15%
Ivy VIP Small Cap Growth Portfolio - Class II	0.85%		0.25%		0.07%		0.00%		1.17%	-0.03%	1.14%
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	0.40%		0.25%		0.18%		0.00%		0.83%	0.00%	0.83%
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	0.55%		0.25%		0.47%		0.13%		1.40%	-0.23%	1.17%
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	0.42%		0.25%		0.52%		0.09%		1.28%	-0.35%	0.93%
9

	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	0.47%		0.00%		0.44%		0.00%		0.91%	0.00%	0.91%
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	0.75%		0.00%		0.52%		0.00%		1.27%	-0.23%	1.04%
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	0.35%		0.00%		0.55%		0.00%		0.90%	0.00%	0.90%
LVIP American Balanced Allocation Fund - Service Class	0.25%		0.35%		0.05%		0.37%		1.02%	-0.05%	0.97%
LVIP American Growth Allocation Fund - Service Class	0.25%		0.35%		0.05%		0.38%		1.03%	-0.05%	0.98%
LVIP American Preservation Fund - Service Class	0.25%		0.35%		0.06%		0.34%		1.00%	-0.10%	0.90%
LVIP Baron Growth Opportunities Fund - Service Class	1.00%		0.25%		0.07%		0.01%		1.33%	-0.14%	1.19%
LVIP BlackRock Advantage Allocation Fund - Service Class	0.65%		0.25%		0.47%		0.00%		1.37%	-0.39%	0.98%
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	0.72%		0.25%		0.08%		0.01%		1.06%	-0.13%	0.93%
LVIP BlackRock Global Real Estate Fund - Service Class	0.67%		0.25%		0.10%		0.00%		1.02%	-0.01%	1.01%
LVIP BlackRock Inflation Protected Bond Fund - Service Class	0.42%		0.25%		0.07%		0.00%		0.74%	0.00%	0.74%
LVIP Delaware Bond Fund - Service Class	0.31%		0.35%		0.06%		0.00%		0.72%	0.00%	0.72%
LVIP Delaware Diversified Floating Rate Fund - Service Class	0.58%		0.25%		0.08%		0.00%		0.91%	-0.03%	0.88%
LVIP Delaware Social Awareness Fund - Service Class	0.38%		0.35%		0.08%		0.00%		0.81%	0.00%	0.81%
LVIP Delaware Wealth Builder Fund - Service Class	0.63%		0.25%		0.19%		0.00%		1.07%	-0.11%	0.96%
LVIP Dimensional International Core Equity Fund - Service Class	0.58%		0.25%		0.12%		0.00%		0.95%	-0.06%	0.89%
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	0.25%		0.25%		0.07%		0.54%		1.11%	-0.05%	1.06%
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	0.34%		0.35%		0.07%		0.00%		0.76%	0.00%	0.76%
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	0.72%		0.25%		0.07%		0.00%		1.04%	-0.30%	0.74%
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	0.25%		0.25%		0.06%		0.32%		0.88%	-0.01%	0.87%
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	0.25%		0.25%		0.06%		0.13%		0.69%	-0.05%	0.64%
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	0.64%		0.25%		0.10%		0.01%		1.00%	-0.01%	0.99%
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	0.75%		0.25%		0.26%		0.40%		1.66%	-0.59%	1.07%
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	0.25%		0.25%		0.26%		0.42%		1.18%	-0.18%	1.00%
LVIP Global Growth Allocation Managed Risk Fund - Service Class	0.25%		0.25%		0.05%		0.44%		0.99%	-0.01%	0.98%
LVIP Global Income Fund - Service Class	0.65%		0.25%		0.12%		0.01%		1.03%	-0.07%	0.96%
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	0.25%		0.25%		0.05%		0.45%		1.00%	-0.02%	0.98%
LVIP Government Money Market Fund - Service Class	0.37%		0.25%		0.08%		0.00%		0.70%	0.00%	0.70%
LVIP JPMorgan High Yield Fund - Service Class	0.63%		0.25%		0.09%		0.00%		0.97%	-0.04%	0.93%
LVIP JPMorgan Retirement Income Fund - Service Class	0.75%		0.25%		0.13%		0.21%		1.34%	-0.37%	0.97%
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	0.70%		0.25%		0.08%		0.01%		1.04%	-0.01%	1.03%
LVIP Loomis Sayles Global Growth Fund - Service Class	0.68%		0.35%		0.18%		0.01%		1.22%	-0.09%	1.13%
LVIP MFS International Growth Fund - Service Class	0.82%		0.25%		0.07%		0.00%		1.14%	-0.10%	1.04%
LVIP MFS Value Fund - Service Class	0.60%		0.25%		0.07%		0.00%		0.92%	0.00%	0.92%
LVIP Mondrian International Value Fund - Service Class	0.69%		0.25%		0.07%		0.00%		1.01%	0.00%	1.01%
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	0.25%		0.35%		0.17%		0.59%		1.36%	-0.21%	1.15%
LVIP PIMCO Low Duration Bond Fund - Service Class	0.50%		0.25%		0.08%		0.00%		0.83%	-0.04%	0.79%
LVIP SSGA Bond Index Fund - Service Class	0.40%		0.25%		0.07%		0.00%		0.72%	-0.12%	0.60%
LVIP SSGA Conservative Index Allocation Fund - Service Class	0.15%		0.25%		0.11%		0.30%		0.81%	-0.06%	0.75%
LVIP SSGA Conservative Structured Allocation Fund - Service Class	0.15%		0.25%		0.09%		0.33%		0.82%	0.00%	0.82%
LVIP SSGA Developed International 150 Fund - Service Class	0.33%		0.25%		0.07%		0.00%		0.65%	-0.01%	0.64%
10

	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
LVIP SSGA Emerging Markets 100 Fund - Service Class	0.34%		0.25%		0.16%		0.00%		0.75%	-0.01%	0.74%
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	0.34%		0.25%		0.17%		0.00%		0.76%	-0.01%	0.75%
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	0.40%		0.25%		0.06%		0.24%		0.95%	-0.10%	0.85%
LVIP SSGA International Index Fund - Service Class	0.40%		0.25%		0.10%		0.00%		0.75%	-0.12%	0.63%
LVIP SSGA International Managed Volatility Fund - Service Class	0.23%		0.25%		0.08%		0.37%		0.93%	-0.06%	0.87%
LVIP SSGA Large Cap 100 Fund - Service Class	0.31%		0.25%		0.06%		0.00%		0.62%	-0.01%	0.61%
LVIP SSGA Mid-Cap Index Fund - Service Class	0.27%		0.25%		0.08%		0.00%		0.60%	0.00%	0.60%
LVIP SSGA Moderate Index Allocation Fund - Service Class	0.15%		0.25%		0.06%		0.29%		0.75%	0.00%	0.75%
LVIP SSGA Moderate Structured Allocation Fund - Service Class	0.15%		0.25%		0.06%		0.33%		0.79%	0.00%	0.79%
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	0.15%		0.25%		0.06%		0.30%		0.76%	0.00%	0.76%
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	0.15%		0.25%		0.06%		0.35%		0.81%	0.00%	0.81%
LVIP SSGA S&P 500 Index Fund - Service Class	0.17%		0.25%		0.06%		0.00%		0.48%	0.00%	0.48%
LVIP SSGA Short-Term Bond Index Fund - Service Class	0.28%		0.25%		0.13%		0.00%		0.66%	-0.05%	0.61%
LVIP SSGA Small-Cap Index Fund - Service Class	0.32%		0.25%		0.08%		0.00%		0.65%	0.00%	0.65%
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	0.33%		0.25%		0.09%		0.00%		0.67%	-0.01%	0.66%
LVIP T. Rowe Price Growth Stock Fund - Service Class	0.63%		0.25%		0.06%		0.00%		0.94%	-0.02%	0.92%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	0.68%		0.25%		0.07%		0.00%		1.00%	-0.01%	0.99%
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	0.25%		0.25%		0.27%		0.51%		1.28%	-0.20%	1.08%
LVIP Vanguard Domestic Equity ETF Fund - Service Class	0.25%		0.25%		0.06%		0.06%		0.62%	-0.05%	0.57%
LVIP Vanguard International Equity ETF Fund - Service Class	0.25%		0.25%		0.07%		0.11%		0.68%	-0.05%	0.63%
LVIP Wellington Capital Growth Fund - Service Class	0.68%		0.25%		0.08%		0.00%		1.01%	-0.03%	0.98%
LVIP Wellington Mid-Cap Value Fund - Service Class	0.83%		0.25%		0.09%		0.00%		1.17%	-0.09%	1.08%
LVIP Western Asset Core Bond Fund - Service Class	0.45%		0.25%		0.06%		0.00%		0.76%	0.00%	0.76%
MFS® VIT Growth Series - Service Class	0.71%		0.25%		0.04%		0.00%		1.00%	0.00%	1.00%
MFS® VIT II International Intrinsic Value Portfolio - Service Class	0.88%		0.25%		0.04%		0.00%		1.17%	-0.02%	1.15%
MFS® VIT Total Return Series - Service Class	0.67%		0.25%		0.03%		0.00%		0.95%	-0.09%	0.86%
MFS® VIT Utilities Series - Service Class	0.74%		0.25%		0.05%		0.00%		1.04%	0.00%	1.04%
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	0.85%		0.25%		0.48%		0.00%		1.58%	-0.46%	1.12%
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	0.45%		0.25%		1.47%		1.55%		3.72%	-0.09%	3.63%
PIMCO VIT All Asset Portfolio - Advisor Class	0.43%		0.25%		0.00%		1.14%		1.82%	-0.15%	1.67%
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	0.74%		0.25%		1.27%		0.11%		2.37%	-0.11%	2.26%
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	0.85%		0.25%		0.15%		0.00%		1.25%	0.00%	1.25%
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	0.85%		0.25%		0.02%		0.00%		1.12%	0.00%	1.12%
Putnam VT Equity Income Fund - Class IB	0.47%		0.25%		0.10%		0.00%		0.82%	0.00%	0.82%
Putnam VT George Putnam Balanced Fund - Class IB	0.52%		0.25%		0.17%		0.00%		0.94%	0.00%	0.94%
Putnam VT Global Health Care Fund - Class IB	0.62%		0.25%		0.15%		0.00%		1.02%	0.00%	1.02%
Putnam VT Income Fund - Class IB	0.39%		0.25%		0.18%		0.00%		0.82%	0.00%	0.82%
Putnam VT Multi-Asset Absolute Return Fund - Class IB	0.72%		0.25%		0.63%		0.02%		1.62%	-0.45%	1.17%
QS Variable Conservative Growth - Class II	0.00%		0.25%		0.12%		0.57%		0.94%	0.00%	0.94%
SEI VP Market Growth Strategy Fund - Class III	0.10%		0.30%		0.79%		0.80%		1.99%	-0.29%	1.70%
SEI VP Market Plus Strategy Fund - Class III	0.10%		0.30%		0.75%		0.82%		1.97%	-0.22%	1.75%
Templeton Foreign VIP Fund - Class 4	0.80%		0.35%		0.05%		0.02%		1.22%	-0.02%	1.20%
11

	Management Fees (before any waivers/ reimburse- ments)	+	12b-1 Fees (before any waivers/ reimburse- ments)	+	Other Expenses (before any waivers/ reimburse- ments)	+	Acquired Fund Fees and Expenses	=	Total Expenses (before any waivers/ reimburse- ments)	Total Contractual waivers/ reimburse- ments (if any)	Total Expenses (after Contractual waivers/ reimburse- ments)
Templeton Global Bond VIP Fund - Class 4	0.46%		0.35%		0.07%		0.09%		0.97%	-0.11%	0.86%
VanEck VIP Global Hard Assets Fund - Class S Shares	1.00%		0.25%		0.15%		0.00%		1.40%	0.00%	1.40%
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	0.50%		0.25%		0.19%		0.00%		0.94%	0.00%	0.94%
Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase (“redemption fees”) which are not reflected in the table above. As of the date of this prospectus, none have done so. See The Contracts - Market Timing for a discussion of redemption fees.
For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.
EXAMPLES
The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.
The first Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that i4LIFE® Advantage at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$447	$1,349	$2,260	$4,582
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$447	$1,349	$2,260	$4,582
For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.
Summary of Common Questions
What kind of contract am I buying? This contract is an individual deferred flexible premium variable annuity contract between you and Lincoln New York. This prospectus primarily describes the variable side of the contract.
Who can purchase this contract? This contract is issued as part of a Fee-Based Financial Plan. A Fee-Based Financial Plan generally refers to a wrap account, managed account or other investment program whereby an investment firm/professional offers asset allocation and/or investment advice for a fee. Such programs can be offered by broker-dealers, banks and registered investment advisors, trust companies and other firms. Under this arrangement, the Contractowner pays the investment firm/professional directly for services.
What is the Variable Annuity Account (VAA)? It is a separate account we established under New York insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more Subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.
What are my investment choices? You may allocate your Purchase Payments to the VAA or to the fixed account, if available. Based upon your instruction for Purchase Payments, the VAA applies your Purchase Payments to one or more of the Subaccounts, which, in turn, invests in a corresponding underlying fund. Each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account – Description of the Funds. Currently the fixed account is available for dollar cost averaging purposes only.
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Who invests my money? Several different investment advisors manage the investment options. See Investments of the Variable Annuity Account – Description of the Funds.
How does the contract work? If we approve your application, we will send you a contract. When you make Purchase Payments during the accumulation phase, you buy Accumulation Units on the variable side of the contract and accumulate additional Contract Value through any investments in the fixed account, if available. If you decide to receive an Annuity Payout, your Accumulation Units are converted to Annuity Units. Your Annuity Payouts will be based on the number of Annuity Units you receive and the value of each Annuity Unit on payout days. See The Contracts and the SAI.
What charges do I pay under the contract? We apply a charge to the daily net asset value of the VAA that consists of a mortality and expense risk charge. In addition, there is an administrative charge. See Charges and Other Deductions.
We reserve the right to charge a $25 fee for the 13th and each additional transfer during any Contract Year, excluding automatic dollar cost averaging and portfolio rebalancing transfers. The transfer charge will not be imposed on the first 12 transfers during the Contract Year.
See Expense Tables and Charges and Other Deductions for information regarding additional fees and expenses that may be incurred.
The funds’ investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.
Charges may also be imposed during the regular income or Annuity Payout period, including i4LIFE® Advantage, if elected. See The Contracts and Annuity Payouts.
For information about the compensation we pay for sales of contracts, see The Contracts – Distribution of the Contracts.
Am I limited in the amount of Purchase Payments I can make into the contract? You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain restrictions. For Purchase Payments totaling $5 million or more, your financial professional must submit a request to our Servicing Office for approval, and Purchase Payments totaling more than $10 million will not be accepted. These amounts take into consideration the total Purchase Payments for all existing Lincoln Investor Advantage® contracts for the same Contractowner, joint owner, and/or Annuitant. Upon providing advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
What is the Large Account Credit? The Large Account Credit is a credit you will receive on a quarterly basis when your Contract Value reaches a threshold of $250,000 threshold ($1 million for contracts purchased prior to May 20, 2019). The amount of the Large Account Credit is calculated as a percentage of the value of the Subaccounts on the quarterly Valuation Date. Large Account Credits are not considered Purchase Payments.
How will my Annuity Payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving Annuity Payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. The dollar amount of the first periodic variable Annuity Payout is determined by applying the total value of your Accumulation Units to the annuity tables contained in the contract. See the SAI – Annuity Payouts for more information on how Annuity Payouts are calculated. Participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios, which would decrease the amount applied to any payout option and the related payments.
What happens if I die before I annuitize? The Death Benefit may be paid upon the death of either the Contractowner or the Annuitant. Upon the death of the Contractowner, your Beneficiary will receive Death Benefit proceeds. Your Beneficiary has options as to how the Death Benefit is paid. Alternatively, upon the death of the Annuitant the Contractowner may choose to receive a Death Benefit. See The Contracts – Death Benefit.
What is the Death Benefit option available under my Contract? Your contract provides the Account Value Death Benefit, which is equal to the Contract Value on the date we approve the death claim. This is the only Death Benefit available under this contract. See The Contracts – Death Benefits for a complete description of these Death Benefit options. Refer to the i4LIFE® Advantage Death Benefits for specific Death Benefit features when i4LIFE® Advantage is elected.
What happens if I die on or after the Annuity Commencement Date? Once you reach the Annuity Commencement Date, any applicable Death Benefit will terminate.
May I transfer Contract Value between variable options and between the variable and fixed sides of the contract? Yes, subject to certain restrictions. Generally, transfers made before the Annuity Commencement Date are restricted to no more than 12 per Contract Year. The minimum amount that can be transferred to the fixed account is $2,000 (unless the total amount in the Subaccounts is less than $2,000). If transferring funds from the fixed account to a Subaccount, you may only transfer up to 25% of the total value invested in the fixed account in any 12-month period. The minimum amount that may be transferred is $300. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts – Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date. For further information, see also the Fixed Side of the Contract.
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What is i4LIFE® Advantage? i4LIFE® Advantage is an Annuity Payout option, available for purchase at an additional charge, that provides periodic variable lifetime income payments. During the Access Period, you have access to your Account Value, which means you have a Death Benefit and may surrender the contract or make withdrawals. The charge is imposed only during the i4LIFE® Advantage payout phase.
May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59½, a 10% Internal Revenue Service (IRS) additional tax may apply. A surrender or a withdrawal also may be subject to 20% withholding. See The Contracts – Surrenders and Withdrawals, Charges and Other Deductions and Federal Tax Matters.
Can I cancel this contract? Yes, you can cancel the contract within ten days of the date you first receive the contract. You need to return the contract, postage prepaid, to our Servicing Office. You assume the risk of any market drop on Purchase Payments you allocate to the variable side of the contract. See Return Privilege.
Condensed Financial Information
Appendix A to this prospectus provides more information about Accumulation Unit values.
Investment Results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market Subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.
There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. During periods of low interest rates, the yield of a money market fund may become extremely low and possibly negative. In addition, if the yield of a Subaccount investing in a money market fund becomes negative, due in part to Contract fees and expenses, your Contract Value may decline. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The sponsor of a money market fund has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. If, under SEC rules, a money market fund suspends payments of redemption proceeds, we will delay payment of any transfer, withdrawal, or benefit from a Subaccount investing in the money market fund until the fund resumes payment. If, under SEC rules, a money market fund institutes a liquidity fee, we may assess the fee against your Contract Value if a payment is made to you from a Subaccount investing in the money market fund.
The money market yield figure and annual performance of the Subaccounts are based on past performance and do not indicate or represent future performance.
Lincoln Life & Annuity Company of New York
Lincoln New York (the Company) is a stock life insurance company chartered in New Jersey in 1897 and redomesticated to New York on April 2, 2007. Lincoln New York is a subsidiary of The Lincoln National Life Insurance Company (Lincoln Life). Lincoln Life is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln New York is obligated to pay all amounts promised to Contractowners under the contracts.
Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. See The Fixed Side of the Contract. Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments.
We issue other types of insurance policies and financial products as well. In addition to any amounts we are obligated to pay in excess of Contract Value under the contracts, we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore, to the Company’s general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other Contractowner obligations.
The general account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance companies for these insurance guarantees. Therefore, guarantees provided by the insurance
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company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.
Our Financial Condition.  Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.
In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our Contractowners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.
COVID-19. The worldwide coronavirus, or COVID-19, outbreak in the first quarter of 2020 has led to an extreme downturn in and volatility of the financial markets, record-low interest rates and wide-ranging changes in consumer behavior. As the economic and regulatory environment continues to react and evolve, we cannot reasonably estimate the length or severity of this event or the impact to our results of operations, financial condition and cash flows. However, in general, a deterioration in general economic and business conditions can have a negative impact on contract values, investment results and claims experience, while declines in or sustained low interest rates can cause a reduction in investment income, the interest margins of our businesses and demand for our products.
How to Obtain More Information.  We encourage both existing and prospective Contractowners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.
You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the SAI.
Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.
Variable Annuity Account (VAA)
On March 11, 1999, the VAA was established as an insurance company separate account under New York law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln New York. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the Contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts allocated to the VAA.
The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their Subaccounts, and they offer different benefits.
Financial Statements
The December 31, 2019 financial statements of the VAA and the December 31, 2019 financial statements of Lincoln New York are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.
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Investments of the Variable Annuity Account
You decide the Subaccount(s) to which you allocate Purchase Payments. There is a separate Subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.
Investment Advisers
As compensation for its services to the funds, each investment adviser for each fund receives a fee from the funds which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectuses for the funds.
Certain Payments We Receive with Regard to the Funds
We (and/or our affiliates) incur expenses in promoting, marketing, and administering the contracts and the underlying funds. With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate) for certain services we provide on behalf of the funds. Such services include, but are not limited to, recordkeeping; aggregating and processing purchase and redemption orders; providing Contractowners with statements showing their interests within the funds; processing dividend payments; providing subaccounting services; and forwarding shareholder communications, such as proxies, shareholder reports, tax notices, and printing and delivering prospectuses and updates to Contractowners. It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some advisers and/or distributors may pay us significantly more than other advisors and/or distributors and the amount we receive may be substantial. These percentages currently range up to 0.50%, and as of the date of this prospectus, we were receiving payments from most fund families. We (or our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.
In addition to the payments described above, most of the funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans) for the marketing and distribution of fund shares. The payment rates range up to 0.35% based on the amount of assets invested in those funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the fund's investment return. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.
Description of the Funds
Each of the Subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.
We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, the capability and qualification of each sponsoring investment firm, and whether the fund is affiliated with us.
As noted above, a factor we may consider during the initial selection process is whether the fund (or an affiliate, investment adviser or distributor of the fund) being evaluated is an affiliate of ours and whether we are compensated for providing administrative, marketing, and/or support services that would otherwise be provided by the fund, its investment advisor or its distributor.
Some funds pay us significantly more than others and the amount we receive may be substantial. We often receive more revenue from an affiliated fund than one that is not affiliated with us. These factors give us an incentive to select a fund that yields more revenue, and this is often an affiliated fund.
We may also consider the ability of the fund to help manage volatility and our risks associated with the guarantees we provide under the contract and under optional riders.
We review each fund periodically after it is selected. We reserve the right to remove a fund or restrict allocation of additional Purchase Payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant Contractowner assets.
Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a “private label” product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ
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from our selection criteria. Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.
Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds, which may have higher expenses than funds that invest directly in debt or equity securities. An adviser affiliated with us manages some of the available funds of funds. Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your contract.
Certain funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These funds usually, but not always, have “Managed Risk” or “Managed Volatility” in the name of the fund. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds.
Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Prospectuses for each fund are available by contacting us. In addition, if you receive a summary prospectus for a fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.
•	Invesco Oppenheimer V.I. International Growth Fund (Series II Shares): Capital appreciation.
•	Invesco Oppenheimer V.I. Main Street Small Cap Fund® (Series II Shares): Capital appreciation.
•	Invesco V.I. Balanced-Risk Allocation Fund (Series II Shares): To seek total return.
•	Invesco V.I. Comstock Fund (Series II Shares): To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
•	Invesco V.I. Diversified Dividend Fund (Series II Shares): To seek to provide reasonable current income and long-term growth of income and capital.
•	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II Shares): To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.
•	Invesco V.I. Equity and Income Fund (Series II Shares): Both capital appreciation and current income.
•	Invesco V.I. International Growth Fund (Series II Shares): Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein, L.P.
•	AB VPS Small/Mid Cap Value Portfolio (Class B): Long-term growth of capital.
ALPS Variable Investment Trust, advised by ALPS Advisors, Inc.
•	ALPS/Alerian Energy Infrastructure Portfolio (Class III): Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index; a master-feeder fund.
•	ALPS/Red Rocks Listed Global Opportunity Portfolio (Class III): Maximize total return. (formerly ALPS/Red Rocks Listed Private Equity Portfolio)
American Century Variable Portfolios, Inc., advised by American Century Investment Management, Inc.
•	American Century VP Balanced Fund (Class II): Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
•	American Century VP Large Company Value Fund (Class II): Long-term capital growth. Income is a secondary objective.
American Funds Insurance Series®, advised by Capital Research and Management Company
•	American Funds Asset Allocation Fund (Class 4): High total return (including income and capital gains) consistent with preservation of capital over the long term.
•	American Funds Blue Chip Income and Growth Fund (Class 4): To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
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•	American Funds Capital Income Builder® (Class 4): Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years.
•	American Funds Global Growth Fund (Class 4): Long-term growth of capital.
•	American Funds Global Small Capitalization Fund (Class 4): Long-term capital growth.
•	American Funds Growth Fund (Class 4): Growth of capital.
•	American Funds Growth-Income Fund (Class 4): Long-term growth of capital and income.
•	American Funds International Fund (Class 4): Long-term growth of capital.
•	American Funds Mortgage Fund (Class 4): To provide current income and preservation of capital.
•	American Funds New World Fund® (Class 4): Long-term capital appreciation.
BlackRock Variable Series Funds, Inc., advised by BlackRock Advisors, LLC
•	BlackRock Global Allocation V.I. Fund (Class III): High total investment return.
Columbia Funds Variable Insurance Trust, advised by Columbia Management Investment Advisers, LLC
•	Columbia VP Strategic Income Fund (Class 2): Total return, consisting of current income and capital appreciation.
Columbia Funds Variable Insurance Trust II, advised by Columbia Management Investment Advisers, LLC
•	Columbia VP Commodity Strategy Fund (Class 2): Total return.
•	Columbia VP Emerging Markets Bond Fund (Class 2): High total return through current income and, secondarily, through capital appreciation.
Delaware VIP® Trust, advised by Delaware Management Company1
•	Delaware VIP® Diversified Income Series (Service Class): Maximum long-term total return consistent with reasonable risk.
•	Delaware VIP® Emerging Markets Series (Service Class): Long-term capital appreciation.
•	Delaware VIP® REIT Series (Service Class): Maximum long-term total return, with capital appreciation as a secondary objective.
•	Delaware VIP® Small Cap Value Series (Service Class): Capital appreciation.
•	Delaware VIP® Smid Cap Core Series (Service Class): Long-term capital appreciation.
•	Delaware VIP® U.S. Growth Series (Service Class): Long-term capital appreciation.
•	Delaware VIP® Value Series (Service Class): Long-term capital appreciation.
Deutsche DWS Variable Series II, advised by Deutsche Investment Management Americas, Inc.
•	DWS Alternative Asset Allocation VIP Portfolio (Class B): Capital appreciation; a fund of funds.
Eaton Vance Variable Trust, advised by Eaton Vance Management.
•	Eaton Vance VT Floating-Rate Income Fund (Initial Class): To provide a high level of current income.
Fidelity® Variable Insurance Products, advised by Fidelity Management and Research Company
•	Fidelity® VIP Balanced Portfolio (Service Class 2): Income and capital growth consistent with reasonable risk; a fund of funds.
•	Fidelity® VIP Contrafund® Portfolio (Service Class 2): Long-term capital appreciation.
•	Fidelity® VIP FundsManager® 50% Portfolio (Service Class 2): High total return; a fund of funds.
•	Fidelity® VIP Growth Portfolio (Service Class 2): To achieve capital appreciation.
•	Fidelity® VIP Mid Cap Portfolio (Service Class 2): Long-term growth of capital.
•	Fidelity® VIP Strategic Income Portfolio (Service Class 2): High level of current income, and may also seek capital appreciation.
First Trust Variable Insurance Trust, advised by First Trust Advisors L.P.
•	First Trust Capital Strength Portfolio (Class I): To provide capital appreciation. This fund will be available on or about May 18, 2020. Consult your financial professional.
•	First Trust Dorsey Wright Tactical Core Portfolio (Class I): To provide total return.
•	First Trust International Developed Capital Strength Portfolio (Class I): To provide capital appreciation. This fund will be available on or about May 18, 2020. Consult your financial professional.
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•	First Trust Multi Income Allocation Portfolio (Class I): To maximize current income, with a secondary objective of capital appreciation.
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class I): To provide total return by allocating among dividend-paying stocks and investment grade bonds.
Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Allocation VIP Fund, the Franklin Income VIP Fund, the Franklin Rising Dividends VIP Fund, the Franklin Small Cap Value VIP Fund, the Franklin Small-Mid Cap Growth Fund, the Templeton Foreign VIP Fund and the Templeton Global Bond VIP Fund and by Franklin Mutual Advisers, LLC for the Franklin Mutual Shares VIP Fund.
•	Franklin Allocation VIP Fund (Class 4): Capital appreciation, with income as a secondary goal, by allocating its assets among equity and fixed income investments through a variety of investment strategies.
•	Franklin Income VIP Fund (Class 4): To maximize income while maintaining prospects for capital appreciation.
•	Franklin Mutual Shares VIP Fund (Class 4): Capital appreciation; income is a secondary consideration.
•	Franklin Rising Dividends VIP Fund (Class 4): Long-term capital appreciation; preservation of capital is also an important consideration.
•	Franklin Small Cap Value VIP Fund (Class 4): Long-term total return.
•	Franklin Small-Mid Cap Growth VIP Fund (Class 4): Long-term capital growth.
•	Templeton Foreign VIP Fund (Class 4): Long-term capital growth.
•	Templeton Global Bond VIP Fund (Class 4): High current income consistent with preservation of capital; capital appreciation is a secondary objective.
Goldman Sachs Variable Insurance Trust, advised by Goldman Sachs Asset Management, L.P.
•	Goldman Sachs VIT Government Money Market Fund (Service Shares): Seeks maximum current income through investment in U.S. short-term debt obligations.
This fund is not available in contracts issued on or after January 9, 2017.
Hartford Series Fund, Inc., advised by Hartford Funds Management Company, LLC.
•	Hartford Capital Appreciation HLS Fund (Class IC): Growth of capital.
Ivy Variable Insurance Portfolios, advised by Waddell & Reed Investment Management Company.
•	Ivy VIP Asset Strategy Portfolio (Class II): Total return.
•	Ivy VIP Energy Portfolio (Class II): Capital growth and appreciation.
•	Ivy VIP High Income Portfolio (Class II): To seek to provide total return through a combination of high current income and capital appreciation.
•	Ivy VIP Mid Cap Growth Portfolio (Class II): Growth of capital.
•	Ivy VIP Science and Technology Portfolio (Class II): Growth of capital.
•	Ivy VIP Small Cap Growth Portfolio (Class II): To provide growth of capital.
JPMorgan Insurance Trust, advised by J.P. Morgan Investment Management Inc.
•	JPMorgan Insurance Trust Core Bond Portfolio (Class 2): To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
•	JPMorgan Insurance Trust Global Allocation Portfolio (Class 2): Maximize long-term total return. This fund is not available in contracts issued on or after January 9, 2017.
•	JPMorgan Insurance Trust Income Builder Portfolio (Class 2): Maximize income while maintaining prospects for capital appreciation.
Legg Mason Partners Variable Equity Trust, advised by Legg Mason Partners Fund Advisor, LLC
•	ClearBridge Variable Aggressive Growth Portfolio (Class II): Capital appreciation.
•	ClearBridge Variable Large Cap Growth Portfolio (Class II): Long-term growth of capital.
•	ClearBridge Variable Mid Cap Portfolio (Class II): Long-term growth of capital.
•	QS Variable Conservative Growth (Class II): Balance of growth of capital and income.
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Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.
•	LVIP American Balanced Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP American Growth Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP American Preservation Fund (Service Class): Current income, consistent with the preservation of capital; a fund of funds.
•	LVIP Baron Growth Opportunities Fund (Service Class): Capital appreciation.
•	LVIP BlackRock Advantage Allocation Fund (Service Class): Total return.
•	LVIP BlackRock Dividend Value Managed Volatility Fund (Service Class): Reasonable income by investing primarily in income-producing equity securities.
•	LVIP BlackRock Global Real Estate Fund (Service Class): Total return through a combination of current income and long-term capital appreciation.
•	LVIP BlackRock Inflation Protected Bond Fund (Service Class): To maximize real return, consistent with preservation of real capital and prudent investment management.
•	LVIP Delaware Bond Fund (Service Class)[1]: Maximum current income (yield) consistent with a prudent investment strategy.
•	LVIP Delaware Diversified Floating Rate Fund (Service Class)[1]: Total return.
•	LVIP Delaware Social Awareness Fund (Service Class)[1]: To maximize long-term capital appreciation.
•	LVIP Delaware Wealth Builder Fund (Service Class)[1]: To provide a responsible level of income and the potential for capital appreciation.
•	LVIP Dimensional International Core Equity Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional International Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Dimensional U.S. Core Equity 1 Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional U.S. Core Equity 2 Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional U.S. Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Dimensional/Vanguard Total Bond Fund (Service Class): Total return consistent with the preservation of capital; a fund of funds.
•	LVIP Franklin Templeton Global Equity Managed Volatility Fund (Service Class): Long-term capital growth.
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund (Service Class): Long-term growth of capital.
•	LVIP Global Aggressive Growth Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP Global Growth Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP Global Income Fund (Service Class): Current income consistent with preservation of capital.
•	LVIP Global Moderate Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP Government Money Market Fund (Service Class): Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
•	LVIP JPMorgan High Yield Fund (Service Class): A high level of current income; capital appreciation is the secondary objective.
•	LVIP JPMorgan Retirement Income Fund (Service Class): Current income and some capital appreciation.
•	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (Service Class): Long-term capital appreciation.
•	LVIP Loomis Sayles Global Growth Fund (Service Class): To provide investment results over a full market cycle that, before fees and expenses, are superior to an index that tracks global equities.
•	LVIP MFS International Growth Fund (Service Class): Long-term capital appreciation.
•	LVIP MFS Value Fund (Service Class): Capital appreciation.
•	LVIP Mondrian International Value Fund (Service Class): Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
•	LVIP Multi-Manager Global Equity Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.
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•	LVIP PIMCO Low Duration Bond Fund (Service Class): To seek a high level of current income consistent with preservation of capital.
•	LVIP SSGA Bond Index Fund (Service Class): To match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.
•	LVIP SSGA Conservative Index Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Conservative Structured Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Developed International 150 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Emerging Markets 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Emerging Markets Equity Index Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital.
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.
•	LVIP SSGA International Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
•	LVIP SSGA International Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.
•	LVIP SSGA Large Cap 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Mid-Cap Index Fund (Service Class): Seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
•	LVIP SSGA Moderate Index Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderate Structured Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Index Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA S&P 500 Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
•	LVIP SSGA Short-Term Bond Index Fund (Service Class): To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.
•	LVIP SSGA Small-Cap Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
•	LVIP SSGA Small-Mid Cap 200 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP T. Rowe Price Growth Stock Fund (Service Class): Long-term capital growth.
•	LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Service Class): To maximize capital appreciation.
•	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP Vanguard Domestic Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Vanguard International Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Wellington Capital Growth Fund (Service Class): Capital growth.
•	LVIP Wellington Mid-Cap Value Fund (Service Class): Long-term capital appreciation.
•	LVIP Western Asset Core Bond Fund (Service Class): Maximize total return.
Lord Abbett Series Fund, Inc., advised by Lord, Abbett & Co. LLC
•	Lord Abbett Series Fund Bond Debenture Portfolio (Class VC): To seek high current income and the opportunity for capital appreciation to produce a high total return.
•	Lord Abbett Series Fund Developing Growth Portfolio (Class VC): Long-term growth of capital.
•	Lord Abbett Series Fund Short Duration Income Portfolio (Class VC): To seek high level of income consistent with preservation of capital.
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MFS® Variable Insurance Trust, advised by Massachusetts Financial Services Company
•	MFS® VIT Growth Series (Service Class): Capital appreciation.
•	MFS® VIT Total Return Series (Service Class): Total return.
•	MFS® VIT Utilities Series (Service Class): Total return.
MFS® Variable Insurance Trust II, advised by Massachusetts Financial Services Company
•	MFS® VIT II International Intrinsic Value Portfolio (Service Class): Capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. (VIF), advised by Morgan Stanley Investment Management, Inc.
•	Morgan Stanley VIF Global Infrastructure Portfolio (Class II): To seek both capital appreciation and current income.
PIMCO Variable Insurance Trust, advised by PIMCO
•	PIMCO VIT All Asset All Authority Portfolio (Advisor Class): Maximum real return, consistent with preservation of real capital and prudent investment management; a fund of funds.
This fund will be reorganized into the PIMCO VIT All Asset Portfolio on or about June 1, 2020. Consult your financial professional.
•	PIMCO VIT All Asset Portfolio (Advisor Class): Maximum real return, consistent with preservation of real capital and prudent investment management.
This fund will be available on or about June 1, 2020. Consult your financial professional.
•	PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class): Maximum real return, consistent with prudent investment management.
This fund is not available in contracts issued on or after January 9, 2017.
•	PIMCO VIT Dynamic Bond Portfolio (Advisor Class): To seek maximum long-term return, consistent with preservation of capital and prudent investment management.
This fund is not available in contracts issued on or after January 9, 2017.
•	PIMCO VIT Emerging Markets Bond Portfolio (Advisor Class): To seek maximum total return, consistent with preservation of capital and prudent investment management.
This fund is not available in contracts issued on or after January 9, 2017.
Putnam Variable Trust, advised by Putnam Investment Management, LLC
•	Putnam VT Equity Income Fund (Class IB): Capital growth and current Income.
•	Putnam VT George Putnam Balanced Fund (Class IB): Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.
•	Putnam VT Global Health Care Fund (Class IB): Capital appreciation.
•	Putnam VT Income Fund (Class IB): High current income consistent with what the manager believes to be prudent risk.
•	Putnam VT Multi-Asset Absolute Return Fund (Class IB): To seek positive total return.
Rydex Variable Trust, advised by Security Investors, LLC.
•	Guggenheim VT Long Short Equity: Long-term capital appreciation.
•	Guggenheim VT Multi-Hedge Strategies: To seek long-term capital appreciation with less risk than traditional equity funds.
SEI Insurance Products Trust, advised by SEI Investments Management Corporation.
•	SEI VP Market Growth Strategy Fund (Class III): To seek capital appreciation; a fund of funds.
•	SEI VP Market Plus Strategy Fund (Class III): Long-term capital appreciation; a fund of funds.
VanEck VIP Trust, advised by Van Eck Associates Corporation.
•	VanEck VIP Global Hard Assets Fund (Class S Shares): Long-term capital appreciation by investing primarily in hard asset securities; a fund of funds.
Virtus Variable Insurance Trust, advised by Virtus Investment Advisers, Inc.
•	Virtus Newfleet Multi-Sector Intermediate Bond Series (Class A Shares): Long-term total return.
1	Investments in Delaware VIP Series, Delaware Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss
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of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.
Fund Shares
We will purchase shares of the funds at net asset value and direct them to the appropriate Subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay Annuity Payouts, Death Benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one Subaccount to another, we may redeem shares held in the first Subaccount and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.
Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the Subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.
When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.
The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various Contractowners participating in a fund could conflict. Each of the fund’s Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to Contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.
Reinvestment of Dividends and Capital Gain Distributions
All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to Contractowners as additional units, but are reflected as changes in unit values.
Addition, Deletion or Substitution of Investments
We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners.
Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. In the event of a substitution, the Contract Value allocated to the existing fund will be allocated to the substitute fund. Any future allocations to the substitute fund will automatically be allocated according to the instructions we have on file for you unless otherwise instructed by you. If we don’t have instructions from you on file, your Purchase Payments will be allocated to the substitute fund.
We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. In the event of a fund closure, any Contract Value you have invested in the closed fund will remain in that fund until you transfer it elsewhere. Any future allocation to the closed fund will be allocated in accordance with the instructions we have on file for you unless you instruct us otherwise.
In addition, a Subaccount may become unavailable due to the liquidation of its underlying fund portfolio. To the extent permitted by applicable law, upon notice to you and unless you otherwise instruct us, we will re-allocate any Contract Value in the liquidated fund to the money market subaccount or a subaccount investing in another underlying fund portfolio designated by us. Any future allocations to the liquidated fund will automatically be allocated according to the instructions we have on file for you unless you instruct us otherwise.
From time to time, certain of the underlying funds may merge with other funds. If a merger of an underlying fund occurs, the Contract Value allocated to the existing fund will be merged into the surviving underlying fund. Any future allocations to the merged fund will automatically be allocated according to the instructions we have on file for you unless you instruct us otherwise. If we don’t have instructions from you on file, your Purchase Payment will be allocated to the surviving underlying fund.
We may also:
•	remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
•	transfer assets supporting the contracts from one Subaccount to another or from the VAA to another separate account;
•	combine the VAA with other separate accounts and/or create new separate accounts;
•	deregister the VAA under the 1940 Act; and
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•	operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.
We may modify the provisions of the contracts to reflect changes to the Subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.
Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.
Our administrative services include:
•	processing applications for and issuing the contracts;
•	processing purchases and redemptions of fund shares as required (including dollar cost averaging, portfolio rebalancing, and automatic withdrawal services – See Additional Services and the SAI for more information on these programs);
•	maintaining records;
•	administering Annuity Payouts;
•	furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);
•	reconciling and depositing cash receipts;
•	providing contract confirmations;
•	providing toll-free inquiry services; and
•	furnishing telephone and other electronic surrenders, withdrawals and fund transfer services.
The risks we assume include:
•	the risk that Annuitants upon which Annuity Payouts are based live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
•	the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).
The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.
Deductions from the VAA
For the base contract, we apply a charge to the average daily net asset value of the Subaccounts which is equal to an annual rate of:
Account Value Death Benefit
Mortality and expense risk charge	0.20%
Administrative charge	0.10%
Total annual charge for each Subaccount	0.30%
Rider Charge
i4LIFE® Advantage Charge. While this rider is in effect, there is a daily charge for i4LIFE® Advantage that is based on your Account Value. The initial Account Value is your Contract Value on the Valuation Date i4LIFE® Advantage becomes effective, less any applicable premium taxes. During the Access Period, your Account Value equals the total value of all of the Contractowner’s Accumulation Units plus the Contractowner’s value in the fixed account, and will be reduced by Regular Income Payments and any withdrawals.
The annual i4LIFE® Advantage charge rate is:
Account Value Death Benefit	0.70%
During the Lifetime Income Period, the charge rate is 0.70%. This charge rate consists of a mortality and expense risk and administrative charge. This charge rate replaces the Separate Account Annual Expenses for the base contract. If your Account Value had reached the $250,000 threshold ($1 million for contracts purchased prior to May 20, 2019) immediately prior to the beginning of the Lifetime Income Period under i4LIFE® Advantage, this charge will be reduced by 0.15% during the Lifetime Income Period. i4LIFE® Advantage and the charge will begin on the Periodic Income Commencement Date which is the Valuation Date on which the Regular
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Income Payment is determined and the beginning of the Access Period. Refer to the i4LIFE® Advantage section for explanations of the Account Value, the Access Period, the Lifetime Income Period, and the Periodic Income Commencement Date.
Deductions for Premium Taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the Contract Value, unless the governmental entity dictates otherwise, when incurred, or at another time of our choosing.
The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium tax rates generally depend upon the law of your state of residence. Currently, there is no premium tax levied for New York residents.
Other Charges and Deductions
The mortality and expense risk and administrative charge of 0.30% of the value in the VAA will be assessed on all variable Annuity Payouts (except for i4LIFE® Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges. If your Contract Value had reached the $250,000 threshold ($1 million for contracts purchased prior to May 20, 2019) immediately prior to the Annuity Commencement Date, this charge will be reduced by 0.15%.
There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.
Additional Information
The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
•	the use of mass enrollment procedures,
•	the performance of administrative or sales functions by the employer,
•	the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
•	any other circumstances which reduce distribution or administrative expenses.
The exact amount of charges and fees applicable to a particular contract will be stated in that contract.
The Contracts
Purchase of Contracts
If you wish to purchase a contract, you must apply for it through a financial professional authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you either directly or through your financial professional. See Distribution of the Contracts. The purchase of multiple contracts with identical Contractowners, Annuitants and Beneficiaries will be allowed only upon Servicing Office approval.
When a completed application and all other information necessary for processing a purchase order is received in Good Order at our Servicing Office, an initial Purchase Payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial Purchase Payment to your registered representative, we will not begin processing your purchase order until we receive the application and initial Purchase Payment from your registered representative’s broker-dealer. While attempting to finish an incomplete application, we may hold the initial Purchase Payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the Purchase Payment will be returned immediately. Once the application is complete, we will allocate your initial Purchase Payment within two business days.
Who Can Invest
To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. At the time of issue, the Contractowner, joint owner
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and Annuitant must be under age 86 (or for nonqualifed contracts only purchased prior to January 15, 2018, under age 90, if i4LIFE® Advantage is elected, subject to additional terms and limitations and Servicing Office approval). Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account in an effort to help the government fight the funding of terrorism and money laundering activities. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.
In accordance with anti-money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a Purchase Payment and/or freeze a Contractowner’s account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or Death Benefits. Once frozen, monies would be moved from the VAA and fixed account, if any, to an interest-bearing account maintained solely for the Contractowner, and held in that account until instructions are received from the appropriate regulator.
Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatical arrangement, or other similar investment scheme. The contract may not be resold, traded on any stock exchange, or sold on any secondary market.
If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.
Replacement of Existing Insurance
Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase a contract described in this prospectus. Surrender charges may be imposed on your existing contract. The benefits offered under this contract may be less favorable or more favorable than the benefits offered under your current contract. It also may have different charges. You should also consult with your financial professional and/or your tax advisor prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.
Purchase Payments
You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain conditions. You are not required to make any additional Purchase Payments after the initial Purchase Payment. The minimum initial Purchase Payment is $10,000. For contracts issued prior to January 15, 2018, the minimum initial Purchase Payment for nonqualified contracts where i4LIFE® Advantage is elected, and where the Contractowner, joint owner and/or Annuitant are ages 86 to 89 (subject to additional terms and limitations and Servicing Office approval) is $50,000. The minimum annual amount for additional Purchase Payments is $300. Please check with your financial professional about making additional Purchase Payments since the requirements of your state may vary. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a Purchase Payment is submitted that does not meet the minimum amount, we will contact you to ask whether additional money will be sent, or whether we should return the Purchase Payment to you.
Purchase Payments totaling $5 million or more are subject to Servicing Office approval, and Purchase Payments totaling more than $10 million will not be accepted. These amounts take into consideration the total Purchase Payments for all existing Lincoln Investor Advantage® contracts for the same Contractowner, joint owner, and/or Annuitant. We may surrender your contract in accordance with New York law, if your Contract Value drops below $2,000 for any reason, including if your Contract Value drops due to the performance of the Subaccounts you selected. Purchase Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the contract, or the death of the Contractowner, whichever comes first.
In addition to the specific Purchase Payment restrictions and limitations immediately above, upon advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
These restrictions and limitations will limit your ability to increase your Contract Value (or Account Value under i4LIFE® Advantage) by making additional Purchase Payments to the contract. You should carefully consider these limitations and restrictions, and any other limitations and restrictions of the contract, and how they may impact your long-term investment plans, especially if you intend to increase Contract Value (or Account Value under i4LIFE® Advantage) by making additional Purchase Payments over a long period of time.
Large Account Credit
Contractowners will receive a Large Account Credit when your Contract Value reaches a threshold of $250,000 threshold ($1 million for contracts purchased prior to May 20, 2019). During the first Contract Year, the Large Account Credit will apply if either the cumulative Purchase Payments (decreased by withdrawals taken since the contract effective date or Regular Income Payments under i4LIFE® Advantage) or the Contract Value (or Account Value under i4LIFE® Advantage) is equal to or greater than $250,000 threshold ($1 million for contracts purchased prior to May 20, 2019) on the quarterly Valuation Date. The amount of the Large Account Credit during the first Contract Year will be calculated by multiplying the greater of: 1) the amount of cumulative Purchase Payments (less
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any withdrawals since the contract effective date or Regular Income Payments under i4LIFE® Advantage); or 2) the value of the Subaccounts at the time of the credit, by 0.15% (0.0375% quarterly).
After the first Contract Year anniversary, the Large Account Credit will apply if the Contract Value (or Account Value under i4LIFE® Advantage) equals or exceeds $250,000 threshold ($1 million for contracts purchased prior to May 20, 2019) on the quarterly Valuation Date. The amount of the Large Account Credit will be calculated by multiplying the value of the Subaccounts at the time of the credit by 0.15% (0.0375% quarterly).
The Large Account Credit will be allocated to the Subaccounts in proportion to the Contract Value (or Account Value under i4LIFE® Advantage) in each variable Subaccount on the quarterly Valuation Date. There is no additional charge to receive this Large Account Credit, and in no case will the Large Account Credit be less than zero. The amount of any Large Account Credit received will be noted on your quarterly statement. Confirmation statements for each individual transaction will not be issued. Large Account Credits are not considered Purchase Payments.
The Large Account Credit will end on the Annuity Commencement Date or when the Lifetime Income Period begins under i4LIFE® Advantage.
Valuation Date
Accumulation and Annuity Units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (Valuation Date). On any date other than a Valuation Date, the Accumulation Unit value and the Annuity Unit value will not change.
Allocation of Purchase Payments
Purchase Payments allocated to the variable side of the contract are placed into the VAA’s Subaccounts, according to your instructions. You may also allocate Purchase Payments to the fixed account, if available.
The minimum amount of any Purchase Payment which can be put into any one Subaccount is $20.
Purchase Payments received from you or your broker-dealer in Good Order at our Servicing Office prior to the close of the New York Stock Exchange (normally 4:00 p.m., New York time), will be processed using the Accumulation Unit value computed on that Valuation Date. Purchase Payments received in Good Order after market close will be processed using the Accumulation Unit value computed on the next Valuation Date. Purchase Payments submitted to your financial professional will generally not be processed by us until they are received from your financial professional’s broker-dealer. If your broker-dealer submits your Purchase Payment to us through the Depository Trust and Clearing Corporation (DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your Purchase Payment to us, and your Purchase Payment was placed with your broker-dealer prior to market close, then we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. Purchase Payments placed with your broker-dealer after market close will be processed using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances, Purchase Payments received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
The number of Accumulation Units determined in this way is not impacted by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the underlying fund’s investments perform, but also upon the expenses of the VAA and the underlying funds.
Valuation of Accumulation Units
Purchase Payments allocated to the VAA are converted into Accumulation Units. This is done by dividing the amount allocated by the value of an Accumulation Unit for the Valuation Period during which the Purchase Payments are allocated to the VAA. The Accumulation Unit value for each Subaccount was or will be established at the inception of the Subaccount. It may increase or decrease from Valuation Period to Valuation Period. Accumulation Unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The Accumulation Unit value for a Subaccount for a later Valuation Period is determined as follows:
1.	The total value of the fund shares held in the Subaccount is calculated by multiplying the number of fund shares owned by the Subaccount at the beginning of the Valuation Period by the net asset value per share of the fund at the end of the Valuation Period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the Valuation Period; minus
2.	The liabilities of the Subaccount at the end of the Valuation Period; these liabilities include daily charges imposed on the Subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and
3.	The result is divided by the number of Subaccount units outstanding at the beginning of the Valuation Period.
The daily charges imposed on a Subaccount for any Valuation Period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the Valuation Period. Contracts with different features have
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different daily charges, and therefore, will have different corresponding Accumulation Unit values on any given day. In certain circumstances (for example, when separate account assets are less than $1,000), and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.
Transfers On or Before the Annuity Commencement Date
After the first 30 days from the effective date of your contract, you may transfer all or a portion of your investment from one Subaccount to another. A transfer among Subaccounts involves the surrender of Accumulation Units in one Subaccount and the purchase of Accumulation Units in the other Subaccount. A transfer will be done using the respective Accumulation Unit values determined at the end of the Valuation Date on which the transfer request is received.
Transfers (among the Subaccounts and as permitted between the variable and fixed accounts) are limited to 12 per Contract Year unless otherwise authorized by us. Currently there is no charge for a transfer. However, we reserve the right to impose a charge in the future of up to $25 per transfer, for transfers after the first 12 within a Contract Year. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging or portfolio rebalancing. See Additional Services and the SAI for more information on these programs. These transfer rights and restrictions also apply during the i4LIFE® Advantage Access Period (the time period during which you may make withdrawals from the i4LIFE® Advantage Account Value). See i4LIFE® Advantage.
The minimum amount which may be transferred between Subaccounts is $300 (or the entire amount in the Subaccount, if less than $300). If the transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total balance of the Subaccount.
A transfer request may be made to our Servicing Office in writing or by fax. A transfer request may also be made by telephone or other electronic means, provided the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. Requests for transfers will be processed on the Valuation Date that they are received when they are received in Good Order at our Servicing Office before the close of the New York Stock Exchange (normally 4:00 p.m., New York time). If we receive a transfer request in Good Order after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date.
There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances transfers received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
We may defer or reject a transfer request that is subject to a restriction imposed by an underlying fund.
After the first 30 days from the effective date of your contract, if your contract offers a fixed account, you may also transfer all or any part of the Contract Value from the Subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the Subaccount if less than $2,000. However, if a transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total amount to the fixed side of the contract.
You may also transfer part of the Contract Value from a fixed account to the Subaccount(s) subject to the following restrictions:
•	total fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
Because of these restrictions, it may take several years to transfer all of the Contract Value in the fixed accounts to the Subaccounts. You should carefully consider whether the fixed account meets your investment criteria.
Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.
Telephone and Electronic Transactions
A surrender, withdrawal, or transfer request may be made to our Servicing Office in writing or by fax. These transactions may also be made by telephone or other electronic means, provided the appropriate authorization is on file with us. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the Contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone and other electronic requests will be recorded and written confirmation of all transactions will be mailed or sent electronically to the Contractowner on the next Valuation Date.
Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider’s, or your financial professional’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Servicing Office.
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Market Timing
Frequent, large, or short-term transfers among Subaccounts and the fixed account, such as those associated with “market timing” transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our Contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Subaccounts and the fixed account that may affect other Contractowners or fund shareholders.
In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Subaccounts. While we reserve the right to enforce these policies and procedures, Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual Contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific Contractowners who violate the excessive trading policies established by the fund.
You should be aware that the purchase and redemption orders received by the funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds’ ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our Contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from Contractowners engaged in disruptive trading activity, the fund may reject the entire omnibus order.
Our Market Timing Procedures detect potential “market timers” by examining the number of transfers made by Contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from Subaccount to Subaccount to comply with specific fund policies and procedures.
We may increase our monitoring of Contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same Contractowner if that Contractowner has been identified as a market timer. For each Contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.
Once a Contractowner has been identified as a market timer under our Market Timing Procedures, we will notify the Contractowner in writing that future transfers (among the Subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, first-class delivery for the remainder of the Contract Year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a Contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this “original signature” restriction on that Contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that Contractowner's particular transfers.
Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of Contractowners determined to be engaged in such transfer activity that may adversely affect other Contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.
Our Market Timing Procedures are applied consistently to all Contractowners. An exception for any Contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among Subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
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In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all Contractowners or as applicable to all Contractowners investing in underlying funds.
Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund’s investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.
Transfers After the Annuity Commencement Date
You may transfer all or a portion of your investment in one Subaccount to another Subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per Contract Year. You may also transfer from a variable Annuity Payout to a fixed Annuity Payout. You may not transfer from a fixed Annuity Payout to a variable Annuity Payout. Once elected, the fixed Annuity Payout is irrevocable.
These provisions also apply during the i4LIFE® Advantage Lifetime Income Period. See i4LIFE® Advantage.
Ownership
The Contractowner on the date of issue will be the person or entity designated in the contract specifications. The Contractowner of a nonqualified contract may name a joint owner.
As Contractowner, you have all rights under the contract. According to New York law, the assets of the VAA are held for the exclusive benefit of all Contractowners and their designated Beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. We reserve the right to approve all ownership and Annuitant changes. Nonqualified contracts may not be sold, discounted, or pledged as collateral for a loan or for any other purpose. Qualified contracts are not transferable unless allowed under applicable law. Assignments may have an adverse impact on your Death Benefits. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.
Joint Ownership
If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.
Annuitant
The following rules apply prior to the Annuity Commencement Date. You may name only one Annuitant (unless you are a tax-exempt entity, then you can name two joint Annuitants). You (if the Contractowner is a natural person) have the right to change the Annuitant at any time by notifying us in writing of the change. However, we reserve the right to approve all Annuitant changes. This may not be allowed if certain riders are in effect. The new Annuitant must be under age 86 (or for nonqualified contracts elected between January 20, 2015 and January 15, 2018 only, under age 90, if i4LIFE® Advantage is elected) as of the effective date of the change. A contingent Annuitant may be named or changed by notifying us in writing. Contingent Annuitants are not allowed on contracts owned by non-natural owners. On or after the Annuity Commencement Date, the Annuitant or joint Annuitants may not be changed and contingent Annuitant designations are no longer applicable.
Surrenders and Withdrawals
Before the Annuity Commencement Date, we will allow the surrender of the contract or a withdrawal of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Servicing Office), fax, or other electronic means. Withdrawal requests may be made by telephone or our website, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date depend on the Annuity Payout option selected.
The amount available upon surrender/withdrawal is the Contract Value less any applicable charges, fees, and taxes at the end of the Valuation Period during which the written request for surrender/withdrawal is received in Good Order at the Servicing Office. If we
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receive a surrender or withdrawal request in Good Order at our Servicing Office before the close of the NYSE (normally 4:00 p.m., New York time), we will process the request using the Accumulation Unit value computed on that Valuation Date. If we receive a surrender or withdrawal request in Good Order at our Servicing Office after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the NYSE may close early (prior to 4:00 p.m., New York time). In such instances, surrender or withdrawal requests received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all Subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total Contract Value. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Servicing Office. The payment may be postponed as permitted by the 1940 Act.
The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal Tax Matters – Taxation of Withdrawals and Surrenders.
Additional Services
These additional services are available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one after appropriate notice to Contractowners. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Servicing Office or call 1-888-868-2583. These services will stop once we are notified of a pending death claim. For further detailed information on these services, please see Additional Services in the SAI.
Dollar-Cost Averaging. Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain Subaccounts into the Subaccounts on a monthly basis or in accordance with other terms we make available.
You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing our election form by calling our Servicing Office, or by other electronic means. The minimum amount to be dollar cost averaged (DCA'd) is $1,500 over time any period between three and 60 months. We may offer different time periods for new Purchase Payments and for transfers of Contract Value. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA'd is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to limit certain time periods or to restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. If you cancel the DCA program, your remaining Contract Value in the DCA program will be allocated to the Subaccounts according to your allocation instructions. We reserve the right to discontinue or modify this program at any time. If you have chosen DCA from one of the Subaccounts, only the amount allocated to be DCA’d will be transferred. Investment gain, if any, will remain in that Subaccount unless you reallocate it to one of the other Subaccounts. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service. The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS will be noted on your quarterly statement. Confirmation statements for each individual withdrawal will not be issued. AWS is available for amounts allocated to the fixed account.
Portfolio Rebalancing. Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. Confirmation statements for each individual rebalancing event will not be issued. The fixed account is not available for portfolio rebalancing.
Only one of these additional services (DCA and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and portfolio rebalancing running simultaneously.
Fees Associated with Fee-Based Financial Plans. You have purchased this contract as part of a Fee-Based Financial Plan whereby an investment firm or professional offers investment advice for a fee. The fee for this advice is set by your financial professional, and is covered in a separate agreement between you and your financial professional. Lincoln has not made any independent review of your financial professionals. You may elect to have the fee paid to your investment firm or professional from your Contract Value by using AWS, if certain conditions apply.
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Partial withdrawals to pay the fee may be taken automatically by enrolling in an AWS designated specifically for this purpose. Withdrawals are available in monthly, quarterly, semi-annual, or annual frequencies. You may enroll in this service by completing the appropriate election form that is available from your financial professional. Additionally, you may authorize your financial professional to set up or change your AWS program, or to take one-time withdrawals to pay for the advisory fee. Once you have elected this service, it will continue until you instruct us in writing to terminate it. Withdrawals under this AWS option will be noted on your quarterly statement as an advisory fee withdrawal. This AWS service may not be available through all broker-dealers.
Withdrawals under AWS are treated like other withdrawals under the contract, and as such may decrease your guarantees under a Death Benefit or Living Benefit Rider. See the Death Benefit and Living Benefit Rider section of this prospectus for more information on how withdrawals affect these benefits. Advisory fee withdrawals may also have tax consequences. See Federal Tax Matters – Taxation of Withdrawals and Surrenders for more information.
Asset Allocation Models
You may allocate your Purchase Payments amount a group of Subaccounts within an asset allocation model. Each model invests different percentages of Contract Value in some or all of the Subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your Contract Value (and any additional Purchase Payments you make) will be allocated among certain Subaccounts in accordance with the model’s asset allocation strategy. You may not make transfers among the Subaccounts. We will proportionately deduct any withdrawals you make from the Subaccounts in the asset allocation model. You may only choose one asset allocation model at a time, though you many change to a different asset allocation model available in the contract at any time.
Your financial professional may discuss asset allocation models with you to assist in deciding to allocate your Purchase Payments among the various Subaccounts and/or the fixed account. You should consult with your financial professional whether a model is appropriate for you. Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help provide returns commensurate with a given level of risk over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models are probably no appropriate for you.
The asset allocation models are intended to provide a diversified investment portfolio by combining different asset claims to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.
In order to maintain the model’s specified Subaccount allocation percentages, you agree to be automatically enrolled in the portfolio rebalancing option and you thereby authorize us to automatically rebalance your Contract Value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.
The models are static asset allocation models. This means that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you wish to change your fund allocations either to new funds or to a different model, you must submit new allocation instructions to us. You may terminate at any time. There is no charge form Lincoln for participating in a model.
The models were designed and prepared by Lincoln Investment Advisors Corp. (LIAC), which is an affiliate of ours, for use by Lincoln Financial Distributors, Inc. (LFD), the principal underwriter of the contracts. LFD provides models to broker-dealers who may offer the models to their own clients. In making these models and Subaccounts available as investment options under your contract, LIAC, LFD and the Company are not providing you with the investment advice, nor are they recommending to you any particular model or Subaccount. You should consult with your financial professional to determine whether you should utilize or invest in any model or Subaccount, or whether it is suitable for you based upon your goals, risk tolerance and time horizon.
If a fund within a model closes to new investors, investors that have been invested before the fund closed may remain in the model. However, the model would no longer be offered to new investors. If a fund within a model liquidates, we may transfer assets form that Subaccount to another Subaccount after providing notice to you. If a fund within a model merges with another fund, we will add the surviving fund to the model.
Death Benefit
The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to i4LIFE® Advantage elections or prior to the Annuity Commencement Date. Refer to your contract for the specific provisions applicable upon death.
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upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the contract continues
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary

*	Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant.

**	Death of Annuitant is treated like death of the Contractowner.
A Death Benefit may be payable if the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date. This Death Benefit terminates if you elect i4LIFE® Advantage or elect any other annuitization option. At this time, the only Death Benefit offered under the contract is the Account Value Death Benefit, which is described below.
You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death.
You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Servicing Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of Beneficiary.
Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner.
If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The contract terminates when any Death Benefit is paid due to the death of the Annuitant.
Only the Contract Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant. If your Contract Value equals zero, no Death Benefit will be paid.
All references below to “Contract Value” include Account Value if i4LIFE® Advantage is in effect.
Account Value Death Benefit. The Account Value Death Benefit provides a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment. No additional Death Benefit is provided. (Your contract may refer to this benefit as the Contract Value Death Benefit.)
General Death Benefit Information
Your Death Benefit terminates on and after the Annuity Commencement Date. i4LIFE® Advantage only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Advantage – i4LIFE® Advantage Death Benefit section of this prospectus for more information.
If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of
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death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole Contractowner. Upon the death of the spouse who continued the contract, we will pay a Death Benefit to the designated Beneficiary(s).
If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the contract as the new Contractowner. Same-sex spouses should carefully consider whether to purchase annuity products that provide benefits based upon status as a spouse, and whether to exercise any spousal rights under the contract. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order. To be in Good Order, we require all the following:
1.	an original certified death certificate or any other proof of death satisfactory to us; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary:
•	if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or
•	if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate.
If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required.
The Beneficiary may choose the method of payment of the Death Benefit unless the Contractowner has already selected a settlement option. If the contract is a nonqualified contract, the Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving, within one year of the Contractowner’s death, the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy. If the contract is a qualified contract or IRA, then the Death Benefit payable to the Beneficiary or joint owner must be distributed within ten years of the Contractowner’s date of death unless the Beneficiary is an “eligible designated beneficiary”. An eligible designated beneficiary may take the Death Benefit distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy, subject to certain additional exceptions.
Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.
The recipient of a Death Benefit may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Abandoned Property. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date a benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be “escheated”. This means that the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Contractowner last resided, as shown on our books and records, or to our state of domicile. This escheatment is revocable and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation.
To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. You may update your Beneficiary designations by submitting a Beneficiary change form to our Servicing Office.
i4LIFE® Advantage
i4LIFE® Advantage (the Variable Annuity Payout Option Rider in your contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from other Annuity Payout options offered under your contract and described later in this prospectus. See Charges and Other Deductions – i4LIFE® Advantage Charge.
i4LIFE® Advantage provides variable, periodic Regular Income Payments for life subject to certain conditions. These payments are made during two time periods: an Access Period and a Lifetime Income Period, which are discussed in further detail below. If your Account Value is reduced to zero (except by additional withdrawals as described below), these payments will continue for your life (or
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the lives of you and your Secondary Life under the joint life option) during the Lifetime Income Period. i4LIFE® Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. If your Account Value is reduced to zero due to any additional withdrawals, i4LIFE® Advantage will end and your contract will terminate.
When you elect i4LIFE® Advantage, you must choose the Annuitant and Secondary Life (if applicable). The Annuitant and Secondary Life may not be changed after i4LIFE® Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Advantage Death Benefit regarding the impact of a change to the Annuitant prior to the i4LIFE® Advantage election.
If i4LIFE® Advantage is selected, the applicable transfer provisions among Subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the Annuity Commencement Date. However, once i4LIFE® Advantage begins, any automatic withdrawal service will terminate. See The Contracts – Transfers on or Before the Annuity Commencement Date.
Additional Purchase Payments may be made during the Access Period for an IRA annuity contract, Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a nonqualified annuity contract.
Availability. i4LIFE® Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected after the effective date of the contract and before any other Annuity Payout option is elected by sending a written request to our Servicing Office.
i4LIFE® Advantage is available on nonqualified annuities, IRAs and Roth IRAs (check with your financial professional regarding availability with SEP market). i4LIFE® Advantage for IRA contracts is only available if the Annuitant and Secondary Life are age 59½ or older at the time the option is elected. i4LIFE® Advantage must be elected by age 95 on IRA contracts or age 110 on nonqualified contracts. i4LIFE® Advantage is not available to beneficiaries of IRA contracts. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions.
Access Period. The Access Period begins on the Periodic Income Commencement Date and is a defined period of time during which we pay variable, periodic Regular Income Payments and provide a Death Benefit. During this period, you may surrender the contract and make withdrawals from your Account Value (defined below). The Lifetime Income Period begins immediately at the end of the Access Period, the remaining Account Value is used to make Regular Income Payments for the rest of your life (or the Secondary Life if applicable). During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of Regular Income Payments or market loss, your Access Period ends.
The minimum and maximum Access Periods are established at the time you elect i4LIFE® Advantage. The current Access Period requirements are outlined in the following chart:
	Minimum Access Period	Maximum Access Period
i4LIFE® Advantage	5 years	The length of time between your age and age 115 for nonqualified contracts; age 100 for qualified contracts

Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, you may extend or shorten the length of the Access Period subject to Servicing Office approval. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Regular Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Regular Income Payments for your life. Currently, changes to the Access Period can only be made on Periodic Income Commencement Date anniversaries.
Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Advantage contracts in order to keep the Regular Income Payments in compliance with IRC provisions for required minimum distributions.
Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE® Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments made as well as any withdrawals taken. You will have access to your Account Value during the Access Period. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life and the Account Value will be reduced to zero.
Regular Income Payments during the Access Period. i4LIFE® Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living.
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When you elect i4LIFE® Advantage, you will make several choices that will impact the amount of your Regular Income Payments:
•	the date you will receive the initial Regular Income Payment;
•	the frequency of the payments (monthly, quarterly, semi-annually or annually);
•	the frequency the payment is recalculated;
•	the assumed investment return (AIR); and
•	the date the Access Period ends and the Lifetime Income Period begins.
If you do not choose a payment frequency, the default is a monthly payment frequency. You may also elect to have Regular Income Payments from nonqualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level Regular Income Payments between recalculation dates. Qualified contracts are only recalculated once per year, on December 31st (if not a Valuation Date, then on the first Valuation Date of the calendar year).
AIR rates of 3% or 4% may be available for Regular Income Payments under i4LIFE® Advantage. The higher the AIR you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments.
Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage and will continue until the death of the Annuitant or Secondary Life, if applicable.
For information regarding income tax consequences of Regular Income Payments, see Federal Tax Matters.
The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving Regular Income Payments. This calculation date is called the Periodic Income Commencement Date, and is the same date the Access Period begins. The amount of the initial Regular Income Payment is determined by dividing the Contract Value, less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life, if applicable;
•	the length of the Access Period selected;
•	the frequency of the Regular Income Payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit was payable. (The Contractowner must elect an Access Period of no less than the minimum Access Period which is currently set at 5 years.) The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit.
The amount of your Regular Income Payment will be impacted by the length of the Access Period you have chosen. For example, if a 70-year old male makes a $100,000 initial Purchase Payment, elects monthly payments, a 4% AIR, and a 20-year Access Period, the initial Regular Income Payment will be $513.71 per month ($6,164.52 annually). Using the same assumptions, but with a 30-year Access Period, the initial Regular Income Payment will be $450.93 per month ($5,411.16 annually).
The Account Value will vary with the actual net investment return of the Subaccounts selected and the interest credited on the fixed account, which then determines the subsequent Regular Income Payments during the Access Period. Each subsequent Regular Income Payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable Valuation Date by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Regular Income Payments. If the actual net investment return (annualized) for the contract exceeds the AIR, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the AIR, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Regular Income Payment will decrease by approximately 3%.
Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be recalculated and could be increased or reduced, based on the Account Value following the withdrawal.
For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Regular Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Regular Income Payment. On a
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joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the annuity factor will be revised for a non-life contingent Regular Income Payment and Regular Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Advantage will terminate.
Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, AIR and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life (if living);
•	the frequency of the Regular Income Payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Subsequent Regular Income Payments are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. Your Regular Income Payments will vary based on the value of your Annuity Units. If your Regular Income Payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln New York's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units.
Regular Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your Annuity Units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance.
During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.
i4LIFE® Advantage Death Benefit
When you elect i4LIFE® Advantage, the Death Benefit option that you previously elected will become the Death Benefit election under i4LIFE® Advantage. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE® Advantage began (if premium taxes had been deducted from the Contract Value).
i4LIFE® Advantage Account Value Death Benefit. The i4LIFE® Advantage Account Value Death Benefit is only available during the Access Period and is equal to the Account Value as of the Valuation Date on which we approve the payment of the death claim.
General Death Benefit Provisions. This Death Benefit option is only available during the Access Period and will terminate when the Account Value equals zero, because the Access Period terminates.
On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the contract and receive full payment of the Death Benefit or may elect to continue the contract and receive Regular Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid.
If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Advantage program.
If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:
1.	an original certified death certificate or any other proof of death satisfactory to us; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
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Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Upon notification to us of the death, Regular Income Payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Regular Income Payments will continue, if applicable.
If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
i4LIFE® Advantage General Provisions
Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments will be recalculated. Withdrawals may have tax consequences. See Federal Tax Matters.
Surrender. At any time prior to or during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further Regular Income Payments will be made.
Termination. You may terminate i4LIFE® Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice.
For IRA annuity contracts, upon termination, the i4LIFE® Advantage charge will end and the Separate Account Annual Expenses for the Death Benefit you have elected will resume. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.
For nonqualified contracts, you may not terminate i4LIFE® Advantage once you have elected it.
Annuity Payouts
When you apply for a contract, you may select any Annuity Commencement Date permitted by law, which is usually on or before the Annuitant's 99th birthday. Your broker-dealer may recommend that you annuitize at an earlier age.
The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the Contract Value may be used to purchase an Annuity Payout option. The rates used to purchase any of the annuity options discussed below are shown in the contract.
You may elect Annuity Payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any Subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.
Annuity Options
The annuity options outlined below do not apply to Contractowners who have elected i4LIFE® Advantage.
Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant and ends with the last payout before the death of the Annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a Death Benefit for Beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the Annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on. The Annuitant must be under age 81 to elect this option.
Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the Annuitant. The designated period is selected by the Contractowner.
Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both Annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.
Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the Contractowner.
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Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. When one of the joint Annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.
Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the Annuitant and a joint Annuitant. When one of the joint Annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the Annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.
Life Annuity with Unit Refund. This option offers a periodic payout during the lifetime of the Annuitant with the guarantee that upon death a payout will be made of the value of the number of Annuity Units (see Variable Annuity Payouts) equal to the excess, if any, of:
•	the total amount applied under this option divided by the Annuity Unit value for the date payouts begin, minus
•	the Annuity Units represented by each payout to the Annuitant multiplied by the number of payouts paid before death.
The value of the number of Annuity Units is computed on the date the death claim is approved for payment by the Servicing Office.
Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the Annuitant with the guarantee that upon death, should (a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.
Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an Annuity Payout option as a method of paying the Death Benefit to a Beneficiary. If you do, the Beneficiary cannot change this payout option. You may change or revoke in writing to our Servicing Office, any such selection, unless such selection was made irrevocable. If you have not already chosen an Annuity Payout option, the Beneficiary may choose any Annuity Payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.
General Information
Any previously selected Death Benefit in effect before the Annuity Commencement Date will no longer be available on and after the Annuity Commencement Date. You may change the Annuity Commencement Date, change the annuity option or change the allocation of the investment among Subaccounts up to 30 days before the scheduled Annuity Commencement Date, upon written notice to the Servicing Office. You must give us at least 30 days’ notice before the date on which you want payouts to begin. Annuity Payouts cannot commence within twelve months of the effective date of the contract. We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.
Unless you select another option, the contract automatically provides for a life annuity with Annuity Payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the Annuitant’s death (or surviving Annuitant’s death in case of joint life Annuity) will be paid to you or your Beneficiary as payouts become due after we are in receipt of:
•	proof, satisfactory to us, of the death;
•	written authorization for payment; and
•	all claim forms, fully completed.
Variable Annuity Payouts
Variable Annuity Payouts will be determined using:
•	the Contract Value on the Annuity Commencement Date, less any applicable premium taxes;
•	the annuity tables contained in the contract;
•	the annuity option selected; and
•	the investment performance of the fund(s) selected.
To determine the amount of payouts, we make this calculation:
1.	Determine the dollar amount of the first periodic payout; then
2.	Credit the contract with a fixed number of Annuity Units equal to the first periodic payout divided by the Annuity Unit value; and
3.	Calculate the value of the Annuity Units each period thereafter.
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Annuity Payouts assume an investment return of 3%, 4% or 5% per year, as applied to the applicable mortality table. The AIR of 5% is no longer available for new elections of i4LIFE® Advantage. You may choose your assumed interest rate at the time you elect a variable Annuity Payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.
Fixed Side of the Contract
Currently the fixed account is available for dollar cost averaging purposes only.
You may allocate Purchase Payments to the fixed side of the contract, if available. Allocations made to the fixed side of the contract are added to your Contract Value. Certain charges related to the contract and the charges for i4LIFE® Advantage are deducted from your Contract Value. Therefore, a portion of those charges may be deducted from the fixed account. See the Charges and Other Deductions section of this prospectus for more information.
Purchase Payments and Contract Value allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the New York State Department of Financial Services as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.
In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.
We guarantee an annual effective interest rate of not less than 1.50% per year on amounts held in a fixed account.
ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.
Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. At this time, the fixed account is available for dollar cost averaging only. Please contact your financial professional for further information.
Small Contract Surrenders
We may surrender your contract, in accordance with New York law if:
•	your Contract Value drops below certain state specified minimum amounts ($2,000 or less) for any reason, including if your Contract Value decreases due to the performance of the Subaccounts you selected;
•	no Purchase Payments have been received for three (3) full, consecutive Contract Years; and
•	the annuity benefit at the Annuity Commencement Date would be less than $20.00 per month.
At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional Purchase Payments to bring your Contract Value above the minimum level to avoid surrender.
Delay of Payments
Contract proceeds from the VAA will be paid within seven days, except:
•	when the NYSE is closed (other than weekends and holidays);
•	times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
•	when the SEC so orders to protect Contractowners.
If, pursuant to SEC rules, an underlying money market fund suspends payment of redemption proceeds in connection with a liquidation of the fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or Death Benefit from the money market subaccount until the fund is liquidated. Payment of contract proceeds from the fixed account may be delayed for up to six months.
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Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a Purchase Payment and/or deny payment of a request for transfers, withdrawals, surrenders, or Death Benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a Contractowner's account to government regulators.
Reinvestment Privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned.
This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Servicing Office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. Lincoln reserves the right to not reinstate certain riders that were in effect prior to the surrender/withdrawal. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of Accumulation Units which will be credited when the proceeds are reinvested will be based on the value of the Accumulation Unit(s) on the next Valuation Date. This computation will occur following receipt of the proceeds and request for reinvestment at the Servicing Office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). Any taxable distribution that is reinvested may still be reported as taxable. You should consult a tax advisor before you request a surrender/withdrawal or subsequent reinvestment purchase.
Amendment of Contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state’s insurance department (if required).
Distribution of the Contracts
Lincoln Financial Distributors, Inc. (“LFD”) serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln New York and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. The Principal Underwriter has entered into selling agreements with broker-dealers that are unaffiliated with us (“Selling Firms”). While the Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The Principal Underwriter may also offer “non-cash compensation”, as defined under FINRA’s rules, which includes among other things, merchandise, gifts, marketing support, sponsorships, seminars, entertainment and travel expenses. You may ask your financial professional how he/she will personally be compensated, in whole or in part, for the sale of the contract to you or for any alternative proposal that may have been presented to you. You may wish to take such compensation payments into account when considering and evaluating any recommendation made to you in connection with the purchase of a contract. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties.
Compensation Paid to Unaffiliated Selling Firms. No commissions are paid in connection with the sale of this contract. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts. LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) “preferred product” treatment of the contracts in their marketing programs, which may include marketing services and increased access to financial professional s; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their financial professional s; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the Selling Firm offers.
Lincoln Life may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards.
These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their financial professional s with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm receives lower levels of or no additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2019 is contained in the SAI.
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Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain “wholesalers”, who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. Commissions and other incentives or payments described above are not charged directly to Contractowners or the VAA. All compensation is paid from our resources, which include fees and charges imposed on your contract.
Contractowner Questions
The obligations to purchasers under the contracts are those of Lincoln New York. This prospectus provides a general description of the material features of the contract. Contracts, endorsements and riders may vary as required by state law. Questions about your contract should be directed to us at 1-888-868-2583.
Federal Tax Matters
Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax advisor about the application of tax rules found in the Internal Revenue Code (“Code”), Treasury Regulations and applicable IRS guidance to your individual situation.
Nonqualified Annuities
This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the Code. We may not offer nonqualified annuities for all of our annuity products.
Tax Deferral On Earnings
Under the Code, you are generally not subject to tax on any increase in your Contract Value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
•	An individual must own the contract (or the Code must treat the contract as owned by an individual).
•	The investments of the VAA must be “adequately diversified” in accordance with Treasury regulations.
•	Your right to choose particular investments for a contract must be limited.
•	The Annuity Commencement Date must not occur near the end of the Annuitant’s life expectancy.
Contracts Not Owned By An Individual
If a contract is owned by an entity (rather than an individual) the Code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the Contract Value over the investment in the contract. Examples of contracts where the owner pays current tax on the contract’s earnings Large Account Credits are contracts issued to a corporation or a trust. Some exceptions to the rule are:
•	Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
•	Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the Annuity Payout period;
•	Contracts acquired by an estate of a decedent;
•	Certain qualified contracts;
•	Contracts purchased by employers upon the termination of certain qualified plans; and
•	Certain contracts used in connection with structured settlement agreements.
Investments In The VAA Must Be Diversified
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be “adequately diversified.” Treasury regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value
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over the investment in the contract. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the Treasury regulations so that the VAA will be considered “adequately diversified.”
Restrictions
The Code limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate Contract Values among the Subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, Large Account Credits and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent in an attempt to prevent you from being considered as the owner of the assets of the VAA for purposes of the Code.
Loss Of Interest Deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity may lose a portion of its deduction for otherwise deductible interest expenses. However, this rule does not apply to a contract owned by an entity engaged in a trade or business that covers the life of one individual who is either (i) a 20% Owner of the entity, or (ii) an officer, director, or employee of the trade or business, at the time first covered by the contract. This rule also does not apply to a contract owned by an entity engaged in a trade or business that covers the joint lives of the 20% Owner or the entity and the Owner’s spouse at the time first covered by the contract.
Age At Which Annuity Payouts Begin
The Code does not expressly identify a particular age by which Annuity Payouts must begin. However, those rules do require that an annuity contract provide for amortization, through Annuity Payouts, of the contract’s Purchase Payments, Large Account Credits and earnings. As long as annuity payments begin or are scheduled to begin on a date on which the Annuitant’s remaining life expectancy is enough to allow for a sufficient Annuity Payout period, the contract should be treated as an annuity. If the annuity contract is not treated as an annuity, you would be currently taxed on the excess of the Contract Value over the investment in the contract.
Tax Treatment Of Payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity under the Code and that any increase in your Contract Value will not be taxed until there is a distribution from your contract.
Taxation Of Withdrawals And Surrenders
You will pay tax on withdrawals to the extent your Contract Value exceeds your investment in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). You will pay tax on a surrender to the extent the amount you receive exceeds your investment in the contract. In certain circumstances, your Purchase Payments and investment in the contract are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal.
Payment of Investment Advisory Fees
On August 6, 2019, the IRS issued a private letter ruling (the “PLR”) to Lincoln that addressed the treatment of investment advisory fees paid out of the cash value of a non-qualified annuity contract. The PLR concluded that if a Contractowner authorizes payment of investment advisory fees out of the cash value of the non-qualified annuity contract, the payment of those fees will not be treated as a distribution to the Contractowner. In order for this treatment to apply, the investment advisory fees must be determined based on an arms-length transaction between the Contractowner and the financial professional, and cannot exceed an amount equal to an annual rate of 1.50% of the non-qualified annuity contract’s cash value. The fees can only compensate the financial professional for investment advice provided to the Contractowner with respect to the non-qualified annuity contract, and cannot compensate the financial professional for any other services. Effective for tax year 2019 and beyond, if you have authorized Lincoln to pay fees from the cash value of your non-qualified annuity contract directly to your financial professional, Lincoln will not treat the payment of such fees as a distribution from your contract if all the conditions mentioned above are satisfied.
Taxation Of Annuity Payouts, including Regular Income Payments
The Code imposes tax on a portion of each Annuity Payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your investment in the contract. We will notify you annually of the taxable amount of your Annuity Payout. Once you have recovered the total amount of the investment in the contract, you will pay tax on the full amount of your Annuity Payouts. If Annuity Payouts end because of the Annuitant’s death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than Regular Income Payments, are taken from i4LIFE® Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.
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Taxation Of Death Benefits
We may distribute amounts from your contract because of the death of a Contractowner or an Annuitant. The tax treatment of these amounts depends on whether the Contractowner or the Annuitant dies before or after the Annuity Commencement Date.
Death prior to the Annuity Commencement Date:
•	If the Beneficiary receives Death Benefits under an Annuity Payout option, they are taxed in the same manner as Annuity Payouts.
•	If the Beneficiary does not receive Death Benefits under an Annuity Payout option, they are taxed in the same manner as a withdrawal.
Death after the Annuity Commencement Date:
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of a Contractowner who is not the Annuitant, they are excludible from income in the same manner as the Annuity Payout prior to the death of the Contractowner.
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of the Annuitant (whether or not the Annuitant is also the Contractowner), the Death Benefits are excludible from income if they do not exceed the investment in the contract not yet distributed from the contract. All Annuity Payouts in excess of the investment in the contract not previously received are includible in income.
•	If Death Benefits are received in a lump sum, the Code imposes tax on the amount of Death Benefits which exceeds the amount of Purchase Payments not previously received.
Additional Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts
The Code may impose a 10% additional tax on any distribution from your contract which you must include in your gross income. The 10% additional tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or Annuity Payouts that:
•	you receive on or after you reach 59½,
•	you receive because you became disabled (as defined in the Code),
•	you receive from an immediate annuity,
•	a Beneficiary receives on or after your death, or
•	you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's “unearned income,” or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Unearned income includes the taxable portion of distributions that you take from your annuity contract. If you take a distribution from your contract that may be subject to the tax, we will include a Distribution Code “D” in Box 7 of the Form 1099-R issued to report the distribution. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Special Rules If You Own More Than One Annuity Contract
In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an Annuity Payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an Annuity Payout that you must include in income and the amount that might be subject to the additional tax described previously.
Loans and Assignments
Except for certain qualified contracts, the Code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your Contract Value, as a withdrawal of such amount or portion.
Gifting A Contract
If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract’s value, you will pay tax on your Contract Value to the extent it exceeds your investment in the contract not previously received. The new owner’s investment in the contract would then be increased to reflect the amount included in income.
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Charges for Additional Benefits
Your contract automatically includes a basic Death Benefit and may include other optional riders. Certain enhancements to the basic Death Benefit may also be available to you. The cost of the basic Death Benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the Death Benefit and other optional rider charges, if any, as a contract withdrawal.
Special Considerations for Same-Sex Spouses
In 2013, the U.S. Supreme Court held that same-sex spouses who are married under state law are treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Qualified Retirement Plans
We have designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with a qualified retirement plan are called “qualified contracts.” We issue contracts for use with various types of qualified retirement plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified retirement plans. Persons planning to use the contract in connection with a qualified retirement plan should obtain advice from a competent tax advisor.
Types of Qualified Contracts and Terms of Contracts
Qualified retirement plans may include the following:
•	Individual Retirement Accounts and Annuities (“Traditional IRAs”)
•	Roth IRAs
•	Traditional IRA that is part of a Simplified Employee Pension Plan (“SEP”)
•	SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
•	401(a) / (k) plans (qualified corporate employee pension and profit-sharing plans)
•	403(a) plans (qualified annuity plans)
•	403(b) plans (public school system and tax-exempt organization annuity plans)
•	H.R. 10 or Keogh Plans (self-employed individual plans)
•	457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)
Our individual variable annuity products are not available for use with any of the foregoing qualified retirement plan accounts, with the exception of Traditional IRA, SEP IRA, and Roth IRA arrangements. We will amend contracts to be used with a qualified retirement plan as generally necessary to conform to the Code’s requirements for the type of plan. However, the rights of a person to any qualified retirement plan benefits may be subject to the plan’s terms and conditions, regardless of the contract’s terms and conditions. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.
The Setting Every Community Up for Retirement Enhancement (SECURE) Act of 2019
The Setting Every Community Up for Retirement Enhancement (SECURE) Act (the “SECURE Act”) was enacted on December 20, 2019. The SECURE Act made a number of significant changes to the rules that apply to qualified retirement plans and IRA’s, including the following:
•	Increased the required beginning date measuring age from 70½ to 72 for any participant or IRA owner who did not attain age 70½ prior to January 1, 2020. As a result, required minimum distributions are generally required to begin by April 1 of the year following the year in which a participant or IRA owner reached age 72.
•	Eliminated the age 70½ limit for making contributions to an IRA. Beginning in 2020, an IRA owner can make contributions to his or her IRA at any age.
•	Changed the required minimum distribution rules that apply after the death of a participant or IRA owner.
•	Created the “Qualified Birth or Adoption” exception to the 10% additional tax on early distributions.
The Coronavirus Aid, Relief, and Economic Security (CARES) Act of 2020
The Coronavirus Aid, Relief, and Economic Security (CARES) Act (the “CARES Act”) was enacted on March 27, 2020. The CARES Act includes a number of provisions that affect distributions from qualified retirement plans and IRAs, including the following:
•	Tax-favored Coronavirus Related Distributions
•	Retirement plan loan relief
•	Temporary waiver of required minimum distributions
Tax-favored Coronavirus Related Distributions
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The CARES Act provides for tax-favored withdrawals, called Coronavirus Related Distributions (“CRDs”), from retirement plans and IRAs for any plan participant or IRA owner who meets certain requirements. For this purpose, an individual can receive a CRD if the participant or IRA owner can demonstrate that he or she:
•	has been diagnosed with COVID-19,
•	has a spouse or dependent who has been diagnosed with COVID-19,
•	experiences adverse financial consequences as a result of being quarantined, furloughed, laid off, or having reduced work hours.
Retirement plans that can provide CRDs are generally 401(a), 403(a) and (b), and 457(b) plans, as well as IRAs.
CRDs are limited to $100,000 in the aggregate from all retirement plan accounts and IRAs per individual. CRDs are referred to as “tax-favored” because they are not subject to the 10% early withdrawal penalty or the 20% mandatory withholding for eligible rollover distributions, and are included in taxable income of the recipient ratably over a three-year period. A plan participant or IRA owner may repay the CRD, up to the full amount distributed, within 3 years of the distribution. The repayment is treated as a direct trustee to trustee transfer made within 60 days to the plan or account that receives the repayment.
Any distribution taken between January 1, 2020 and December 31, 2020, will be treated as a CRD if it otherwise meets the requirements.
Retirement Plan Loan Relief
The CARES Act includes several provisions that affect retirement plan loans. First the maximum plan loan amounts are increased to $100,000 or 100% of the participant’s vested balance for any loan taken by an individual who meets the requirements for taking a CRD (described above) and who takes the loan within 180 days of the enactment of the CARES Act.
Second, any individual who meets the requirements for taking a CRD and who either (i) has a loan outstanding on the date the CARES Act was enacted or (ii) takes a loan after the CARES Act was enacted, can delay any loan repayment due in 2020 for 1 year.
Third, the year 2020 is not counted in the determination of the maximum 5 year period for the term of a non-residential retirement plan loan.
Temporary Waiver of Required Minimum Distributions
The CARES Act waives required minimum distributions from 401(a), 403(a) and (b), and 457(b) plans, as well as IRAs, for 2020. In addition, if a plan participant or IRA owner attained his or her required beginning date in 2019 but did not take his or her required minimum distribution prior to December 31, 2019, his or her required minimum distribution for 2019 is also waived.
As a part of this waiver, the year 2020 is not included in the calculation of any 5 or 10 year required distribution period under section 401(a)(9)(B)(ii).
Tax Treatment of Qualified Contracts
The Federal income tax rules applicable to qualified retirement plans and qualified contracts vary with the type of plan and contract. For example:
•	Federal tax rules limit the amount of Purchase Payments or contributions that can be made, and the tax deduction or exclusion that may be allowed for the contributions. These limits vary depending on the type of qualified retirement plan and the participant’s specific circumstances (e.g., the participant’s compensation).
•	Minimum annual distributions are required under some qualified retirement plans once you reach age 72 or retire, if later as described below.
•	Loans are allowed under certain types of qualified retirement plans, but Federal income tax rules prohibit loans under other types of qualified retirement plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan’s duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.
Please note that qualified retirement plans such as 403(b) plans, 401(k) plans and IRAs generally defer taxation of contributions and earnings until distribution. As such, an annuity does not provide any additional tax deferral benefit beyond the qualified retirement plan itself.
Tax Treatment of Payments
The Federal income tax rules generally include distributions from a qualified contract in the participant’s income as ordinary income. These taxable distributions will include contributions that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for contributions to the contract. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.
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Required Minimum Distributions
Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by your “required beginning date”. Prior to the SECURE Act, the required beginning date was April 1 of the year following the year you attain age 70½ or retired. If you did not attain 70½ prior to January 1, 2020, then your required beginning date will be April 1 of the year following the in which you attain age 72 or retire. If you own a traditional IRA, your required beginning date under prior law was April 1 of the year following the year in which you attained age 70½. If you did not attain age 70½ prior to January 1, 2020, then your required beginning date will be April 1 of the year following the year in which you attain age 72. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a required minimum distribution exceeds the actual distribution from the qualified plan.
Treasury regulations applicable to required minimum distributions include a rule that may impact the distribution method you have chosen and the amount of your distributions. Under these regulations, the presence of an enhanced Death Benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced Death Benefit is any Death Benefit that has the potential to pay more than the Contract Value or a return of investment in the contract. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax advisor regarding any tax ramifications.
Additional Tax on Early Distributions from Qualified Retirement Plans
The Code may impose a 10% additional tax on an early distribution from a qualified contract that must be included in income. The Code does not impose the additional tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, the 10% additional tax will not apply to any of the following withdrawals, surrenders, or Annuity Payouts:
•	Distribution received on or after the Annuitant reaches 59½,
•	Distribution received on or after the Annuitant’s death or because of the Annuitant’s disability (as defined in the Code),
•	Distribution received as a series of substantially equal periodic payments based on the Annuitant’s life (or life expectancy),
•	Distribution received as reimbursement for certain amounts paid for medical care, or
•	Distribution received for a “qualified birth or adoption” event.
These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This tax affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual’s “unearned income,” or (ii) the dollar amount by which the individual’s modified adjusted gross income exceeds the applicable threshold. Distributions that you take from your contract are not included in the calculation of unearned income because your contract is a qualified plan contract. However, the amount of any such distribution is included in determining whether you exceed the modified adjusted gross income threshold. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Transfers and Direct Rollovers
As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax advisor before you move or attempt to move any funds.
The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual’s IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers.
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Direct Conversions and Recharacterizations
The Pension Protection Act of 2006 (PPA) permits direct conversions from certain qualified, retirement, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). You are also permitted to recharacterize your traditional IRA contribution as a Roth IRA contribution, and to recharacterize your Roth IRA contribution as a traditional IRA contribution. The deadline for the recharacterization is the due date (including extensions) for your individual income tax return for the year in which the contribution was made. Upon recharacterization, you are treated as having made the contribution originally to the second IRA account. The recharacterization does not count toward the one-rollover-per-year limitation described above.
Effective for tax years beginning after December 31, 2017, pursuant to the Tax Cuts and Jobs Act (Pub. L. No. 115-97), recharacterizations are no longer allowed in the case of a conversion from a non-Roth account or annuity to a Roth IRA. This limitation applies to conversions made from pre-tax accounts under an IRA, qualified retirement plan, 403(b) plan, or 457(b) plan. Roth IRA conversions made in 2017 may be recharacterized as a contribution to a traditional IRA if the recharacterization is completed by October 15, 2018.
There are special rules that apply to conversions and recharacterizations, and if they are not followed, you may incur adverse Federal income tax consequences. You should consult your tax advisor before completing a conversion or recharacterization.
Death Benefit and IRAs
Pursuant to Treasury regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the Death Benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain Death Benefit options may not be available for all of our products.
Federal Income Tax Withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us in writing prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or Annuity Payout is requested, we will give you an explanation of the withholding requirements.
Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or (b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.
Our Tax Status
Under the Code, we are not required to pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under the Code, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If there are any changes in the Code that require us to pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.
Changes in the Law
The above discussion is based on the Code, related regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.
Additional Information
Voting Rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of Contractowners who have interests in any Subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.
The number of votes which you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.
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Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a “quorum”), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instructions which we receive, it is important that each Contractowner provide their voting instructions to us. For funds un-affiliated with Lincoln, even though Contractowners may choose not to provide voting instruction, the shares of a fund to which such Contractowners would have been entitled to provide voting instruction will be voted by us in the same proportion as the voting instruction which we actually receive. For funds affiliated with Lincoln, shares of a fund to which such Contractowners would have been entitled to provide voting instruction will, once we receive a sufficient number of instructions we deem appropriate to ensure a fair representation of Contractowners eligible to vote, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of Contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied proportionately to reduce the number of votes eligible to be cast.
Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a Subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln New York may vote fund shares. See Investments of the Variable Annuity Account – Fund Shares.
Return Privilege
Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to Lincoln Life & Annuity Company of New York at PO Box 2348, Fort Wayne, IN 46801-2348. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the Contract Value as of the Valuation Date on which we receive the cancellation request, plus any premium taxes which had been deducted. A purchaser who participates in the VAA is subject to the risk of a market loss on the Contract Value during the free-look period.
IRA purchasers will receive the greater of Purchase Payments or Contract Value as of the Valuation Date on which we receive the cancellation request.
State Regulation
As a life insurance company organized and operated under New York law, we are subject to provisions governing life insurers and to regulation by the New York Superintendent of Insurance. Our books and accounts are subject to review and examination by the New York State Department of Financial Services at all times. A full examination of our operations is conducted by that Department at least every five years.
Records and Reports
As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with State Street Bank and Trust Company, 801 Pennsylvania Ave, Kansas City, MO 64105, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Servicing Office, at least semi-annually after the first Contract Year, reports containing information required by that Act or any other applicable law or regulation. Administrative services necessary for the operations of the VAA and the contracts are currently provided by Lincoln Life. However, neither the assets of Lincoln Life nor the assets of LNC support the obligation of Lincoln New York under the contracts.
A written (or electronic, if elected) confirmation of each transaction will be provided to you on the next Valuation Date, except for the following transactions, which are mailed quarterly:
•	deduction of any account fee or rider charges;
•	crediting of Large Account Credits, if applicable;
•	any rebalancing event under the portfolio rebalancing service;
•	any transfer or withdrawal under any applicable additional service: dollar cost averaging, AWS, or the cross-reinvestment service; and
•	Regular Income Payments from i4LIFE® Advantage.
Cyber Security and Business Interruption Risks
We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites
49

and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
In addition to cyber security risks, we are exposed to risks related to natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. Even if our employees and the employees of our service providers are able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from contract owners. Catastrophic events may negatively affect the computer and other systems on which we rely, impact our ability to calculate accumulation unit values, or have other possible negative impacts. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.
Other Information
You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.
Legal Proceedings
In the ordinary course of its business and otherwise, the Company and its subsidiaries or its separate accounts and Principal Underwriter may become or are involved in various pending or threatened regulatory or legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.
After consultation with legal counsel and a review of available facts, it is management’s opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of the Company and its subsidiaries, or the financial position of its separate accounts or Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such proceedings, it is reasonably possible that an adverse outcome in certain matters could be material to the Company's operating results for any particular reporting period. Please refer to the Statement of Additional Information for possible additional information regarding legal proceedings.
50

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51

Contents of the Statement of Additional Information (SAI)
for Lincoln New York Account N for Variable Annuities
Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Annuity Payouts
Examples of Regular Income Payment Calculations
Determination of Accumulation and Annuity Unit Value
Capital Markets
Advertising & Ratings
About the S&P Index
Unclaimed Property
Additional Services
Other Information
Financial Statements
For a free copy of the SAI complete the form below:
Statement of Additional Information Request Card
Lincoln Investor Advantage® Fee-Based
Lincoln New York Account N for Variable Annuities

Please send me a free copy of the current Statement of Additional Information for Lincoln New York Account N for Variable Annuities Lincoln Investor Advantage® Fee-Based.
(Please Print)
Name:

Address:

City

State

Zip

Mail to Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348.
52

Appendix A—Condensed Financial Information
Accumulation Unit Values
The following information relates to Accumulation Unit values and Accumulation Units for funds in the periods ended December 31. It should be read along with the VAA’s financial statement and notes which are included in the SAI.
Acct Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
AB VPS Small/Mid Cap Value Portfolio - Class B
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
ALPS/Alerian Energy Infrastructure Portfolio - Class III
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
ALPS/Red Rocks Listed Private Equity Portfolio - Class III
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
ALPS/Stadion Core ETF Portfolio - Class III
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
ALPS/Stadion Tactical Growth Portfolio - Class III
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
American Century VP Balanced Fund - Class II
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
American Century VP Large Company Value Fund - Class II
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
American Funds Asset Allocation Fund - Class 4
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
American Funds Blue Chip Income and Growth Fund - Class 4
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
American Funds Capital Income Builder® - Class 4
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A

Acct Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
American Funds Global Growth Fund - Class 4
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
American Funds Global Small Capitalization Fund - Class 4
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
American Funds Growth Fund - Class 4
2016	10.274	12.469	7
2017	12.469	15.910	5
2018	15.910	15.782	6
2019	15.782	20.524	6
American Funds Growth-Income Fund - Class 4
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
American Funds International Fund - Class 4
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
American Funds Mortgage Fund - Class 4
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
American Funds New World Fund® - Class 4
2016	9.418	9.207	2
2017	9.207	11.846	2
2018	11.846	10.128	4
2019	10.128	13.008	3
BlackRock Global Allocation V.I. Fund - Class III
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
BlackRock iShares® Alternative Strategies V.I. Fund - Class III(2)
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
ClearBridge Variable Aggressive Growth Portfolio - Class II
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
ClearBridge Variable Large Cap Growth Portfolio - Class II
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
ClearBridge Variable Mid Cap Portfolio - Class II
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A

Acct Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
Columbia VP Commodity Strategy Fund - Class 2
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
Columbia VP Emerging Markets Bond Fund - Class 2
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
Columbia VP Strategic Income Fund - Class 2
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
Delaware VIP® Diversified Income Series - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
Delaware VIP® Emerging Markets Series - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
Delaware VIP® REIT Series - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
Delaware VIP® Small Cap Value Series - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
Delaware VIP® Smid Cap Core Series - Service Class
2016	12.552	12.799	3
2017	12.799	15.107	3
2018	15.107	13.194	4
2019	13.194	17.002	4
Delaware VIP® U.S. Growth Series - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
Delaware VIP® Value Series - Service Class
2016	11.693	12.331	5
2017	12.331	13.958	5
2018	13.958	13.498	7
2019	13.498	16.095	7
DWS Alternative Asset Allocation VIP Portfolio - Class B
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
Eaton Vance VT Floating-Rate Income Fund - Initial Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
Fidelity® VIP Balanced Portfolio - Service Class 2
2019	N/A	N/A	N/A

Acct Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
Fidelity® VIP Growth Portfolio - Service Class 2
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
Fidelity® VIP Mid Cap Portfolio - Service Class 2
2016	9.215	11.510	1*
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
Fidelity® VIP Strategic Income Portfolio - Service Class 2
2016	9.373	10.261	2
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
First Trust Dorsey Wright Tactical Core Portfolio – Class I
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
First Trust Multi Income Allocation Portfolio - Class I
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
Franklin Allocation VIP Fund - Class 4
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
Franklin Income VIP Fund - Class 4
2016	8.555	10.297	1*
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
Franklin Mutual Shares VIP Fund - Class 4
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
Franklin Rising Dividends VIP Fund - Class 4
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A

Acct Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
Franklin Small Cap Value VIP Fund - Class 4
2016	8.267	11.840	1*
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
Franklin Small-Mid Cap Growth VIP Fund - Class 4
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
Goldman Sachs VIT Government Money Market Fund - Service Shares
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
Goldman Sachs VIT Strategic Income Fund - Advisor Shares(3)
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
Guggenheim VT Long Short Equity
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
Guggenheim VT Multi-Hedge Strategies
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
Hartford Capital Appreciation HLS Fund - Class IC
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares
2016	9.420	9.036	2
2017	9.036	11.391	3
2018	11.391	9.137	4
2019	9.137	11.655	4
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II Shares
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
Invesco V.I. Comstock Fund - Series II Shares
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
Invesco V.I. Diversified Dividend Fund - Series II Shares
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A

Acct Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
Invesco V.I. Equity and Income Fund - Series II Shares
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
Invesco V.I. International Growth Fund - Series II Shares
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
Ivy VIP Asset Strategy Portfolio - Class II
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
Ivy VIP Energy Portfolio - Class II
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
Ivy VIP High Income Portfolio - Class II
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
Ivy VIP Micro Cap Growth Portfolio - Class II(4)
2016	10.660	10.914	3
2017	10.914	11.841	3
2018	11.841	14.112	4
2019	N/A	N/A	N/A
Ivy VIP Mid Cap Growth Portfolio - Class II
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
Ivy VIP Science and Technology Portfolio - Class II
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
Ivy VIP Small Cap Growth Portfolio - Class II
2018	13.921	12.374	4
2019	12.374	15.220	4
JPMorgan Insurance Trust Core Bond Portfolio - Class 2
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A

Acct Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
JPMorgan Insurance Trust Income Builder Portfolio - Class 2
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
Lord Abbett Series Fund Developing Growth Portfolio - Class VC
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC
2016	9.988	10.327	1*
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP American Balanced Allocation Fund - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP American Growth Allocation Fund - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP American Preservation Fund - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP Baron Growth Opportunities Fund - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP BlackRock Advantage Allocation Fund - Service Class
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP BlackRock Emerging Markets Managed Volatility(1)
2016	N/A	N/A	N/A
LVIP BlackRock Global Real Estate Fund - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A

Acct Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP BlackRock Inflation Protected Bond Fund - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP BlackRock Multi-Asset Income Fund - Service Class(5)
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP Delaware Bond Fund - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP Delaware Diversified Floating Rate Fund - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP Delaware Social Awareness Fund - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP Delaware Wealth Builder Fund - Service Class
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP Dimensional International Core Equity Fund - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP Dimensional International Equity Managed Volatility Fund - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP Dimensional/Vanguard Total Bond Fund - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A

Acct Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP Global Growth Allocation Managed Risk Fund - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP Global Income Fund - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP Global Moderate Allocation Managed Risk Fund - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP Goldman Sachs Income Builder Fund - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP Government Money Market Fund - Service Class
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP JPMorgan High Yield Fund - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP JPMorgan Retirement Income Fund - Service Class
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP Loomis Sayles Global Growth Fund - Service Class
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP MFS International Growth Fund - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A

Acct Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP MFS Value Fund - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP Mondrian International Value Fund - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP PIMCO Low Duration Bond Fund - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP SSGA Bond Index Fund - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP SSGA Conservative Index Allocation Fund - Service Class
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP SSGA Conservative Structured Allocation Fund - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP SSGA Developed International 150 Fund - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP SSGA Emerging Markets 100 Fund - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP SSGA Emerging Markets Equity Index Fund - Service Class
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP SSGA International Index Fund - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A

Acct Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSGA International Managed Volatility Fund - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP SSGA Large Cap 100 Fund - Service Class
2016	9.546	12.681	2
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP SSGA Mid-Cap Index Fund - Service Class
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP SSGA Moderate Index Allocation Fund - Service Class
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP SSGA Moderate Structured Allocation Fund - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP SSGA S&P 500 Index Fund - Service Class
2016	11.576	12.244	30
2017	12.244	14.803	30
2018	14.803	14.039	30
2019	14.039	18.318	30
LVIP SSGA Short-Term Bond Index Fund - Service Class
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP SSGA Small-Cap Index Fund - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP SSGA Small-Mid Cap 200 Fund - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP T. Rowe Price Growth Stock Fund - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A

Acct Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP Vanguard Domestic Equity ETF Fund - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP Vanguard International Equity ETF Fund - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP Wellington Capital Growth Fund - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP Wellington Mid-Cap Value Fund - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
LVIP Western Asset Core Bond Fund - Service Class
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
MFS® VIT Growth Series - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
MFS® VIT II International Intrinsic Value Portfolio - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
MFS® VIT Total Return Series - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
MFS® VIT Utilities Series - Service Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
Morgan Stanley VIF Global Infrastructure Portfolio - Class II
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
PIMCO VIT All Asset All Authority Portfolio - Advisor Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A

Acct Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
PIMCO VIT Dynamic Bond Portfolio - Advisor Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
Putnam VT Equity Income Fund - Class IB
2019	N/A	N/A	N/A
Putnam VT George Putnam Balanced Fund - Class IB
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
Putnam VT Global Health Care Fund - Class IB
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
Putnam VT Income Fund - Class IB
2016	9.573	9.807	1*
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
Putnam VT Multi-Asset Absolute Return Fund - Class IB
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
QS Variable Conservative Growth - Class II
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
SEI VP Market Growth Strategy Fund - Class III
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
SEI VP Market Plus Strategy Fund - Class III
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
Templeton Foreign VIP Fund - Class 4
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
Templeton Global Bond VIP Fund - Class 4
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A

Acct Value DB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
VanEck VIP Global Hard Assets Fund - Class S Shares
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
2019	N/A	N/A	N/A
Virtus Rampart Equity Trend Series - Class A Shares(6)
2016	N/A	N/A	N/A
2017	N/A	N/A	N/A
2018	N/A	N/A	N/A
*	The numbers of accumulation units less than 1000 were rounded up to one.
[1]	On December 9, 2016, this Subaccount was closed and the values were transferred to the LVIP SSGA International Managed Volatility Fund Subaccount.
[2]	The BlackRock iShares® Alternative Strategies V.I. Fund was liquidated on August 31, 2018.
[3]	The Goldman Sachs VIT Strategic Income Fund was liquidated on April 27, 2018.
[4]	Effective November 5, 2018, the Ivy VIP Micro Cap Growth Portfolio was reorganized into the Ivy VIP Small Cap Growth Portfolio.
[5]	The LVIP BlackRock Multi-Asset Income Fund was liquidated on November 16, 2018.
[6]	The Virtus Rampart Equity Trend Series was liquidated on June 28, 2018.

Lincoln Investor Advantage® Fee-Based
Lincoln New York Account N for Variable Annuities  (Registrant)
Lincoln Life & Annuity Company of New York  (Depositor)
Statement of Additional Information (SAI)
This SAI should be read in conjunction with the Lincoln Investor Advantage® Fee-Based prospectus of Lincoln New York Account N for Variable Annuities dated May 1, 2020. You may obtain a copy of the Lincoln Investor Advantage® Fee-Based prospectus on request and without charge. Please write Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583.

This SAI is not a prospectus.
The date of this SAI is May 1, 2020.

Special Terms
The special terms used in this SAI are the ones defined in the prospectus.
Services
Independent Registered Public Accounting Firm
Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) the financial statements of each of the subaccounts listed in the appendix to the opinion that comprise Lincoln New York Account N for Variable Annuities, as of December 31, 2019, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the appendix to the opinion; and b) the financial statements of Lincoln Life & Annuity Company of New York as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019 as set forth in their reports, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.
Keeper of Records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln New York. We have entered into an agreement with State Street Bank and Trust Company, 801 Pennsylvania Ave, Kansas City, MO 64105, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service. Administrative services necessary for the operations of the VAA and the contracts are currently provided by Lincoln Life. However, neither the assets of Lincoln Life nor the assets of LNC support the obligation of Lincoln New York under the contracts.
Principal Underwriter
Lincoln Financial Distributors, Inc., (“LFD”), an affiliate of Lincoln New York, serves as principal underwriter (the “Principal Underwriter”) for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The Principal Underwriter offers the contracts through sales representatives who are also associated with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corp. (collectively “LFN”), our affiliates. The Principal Underwriter also may enter into selling agreements with other broker-dealers (“Selling Firms”) for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. LFD, acting as Principal Underwriter, paid $26,124,671, $10,003,399 and $11,680,990 to LFN and Selling Firms in 2017, 2018 and 2019, respectively, as sales compensation with respect to the contracts. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.
Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender charge may be reduced or waived.
Both before and after the Annuity Commencement Date, there are exchange privileges between Subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.
The offering of the contracts is continuous.
Annuity Payouts
Variable Annuity Payouts
Variable Annuity Payouts will be determined on the basis of:
•	the dollar value of the contract on the Annuity Commencement Date less any applicable premium tax;
•	the annuity tables contained in the contract;
B-2

•	the type of annuity option selected; and
•	the investment results of the fund(s) selected.
In order to determine the amount of variable Annuity Payouts, we make the following calculation:
•	first, we determine the dollar amount of the first payout;
•	second, we credit the contract with a fixed number of Annuity Units based on the amount of the first payout; and
•	third, we calculate the value of the Annuity Units each period thereafter.
These steps are explained below.
The dollar amount of the first periodic variable Annuity Payout is determined by applying the total value of the Accumulation Units credited under the contract valued as of the Annuity Commencement Date (less any premium taxes) to the annuity tables contained in the contract. The first variable Annuity Payout will be paid 14 days after the Annuity Commencement Date. This day of the month will become the day on which all future Annuity Payouts will be paid. Amounts shown in the tables are based on the 1983 Table “a” Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3%, 4%, or 5% per annum, depending on the terms of your contract. The first Annuity Payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the Annuitant at the Annuity Commencement Date. The assumed interest rate is the measuring point for subsequent Annuity Payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.
Conversely, if the actual rate is less than the assumed interest rate, Annuity Payouts will decrease. If the assumed rate of interest were to be increased, Annuity Payouts would start at a higher level but would decrease more rapidly or increase more slowly.
We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.
At an Annuity Commencement Date, the contract is credited with Annuity Units for each Subaccount on which variable Annuity Payouts are based. The number of Annuity Units to be credited is determined by dividing the amount of the first periodic payout by the value of an Annuity Unit in each Subaccount selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the Contractowner’s fixed number of Annuity Units in each Subaccount by the appropriate Annuity Unit value for the Valuation Date ending 14 days prior to the date that payout is due.
The value of each Subaccount’s Annuity Unit will be set initially at $1.00. The Annuity Unit value for each Subaccount at the end of any Valuation Date is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Date by the product of:
•	The net investment factor of the Subaccount for the Valuation Period for which the Annuity Unit value is being determined, and
•	A factor to neutralize the assumed investment return in the annuity table.
The value of the Annuity Units is determined as of a Valuation Date 14 days prior to the payment date in order to permit calculation of amounts of Annuity Payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.
Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the Access Period and the impact of a withdrawal on the Regular Income Payments. These examples assume that the investment return is the same as the assumed investment return (AIR) to make the Regular Income Payment calculations simpler to understand. The Regular Income Payments will vary based on the investment performance of the underlying funds.
Annuitant	Male, Age 65
Secondary Life	Female, Age 63
Purchase Payment	$200,000.00
Regular Income Payment Frequency	Annual
AIR	4.0%
Hypothetical Investment Return	4.0%

	20-year Access Period	30-Year Access Period
Regular Income Payment	$10,463.99	$9,922.44
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A 10% withdrawal from the Account Value will reduce the Regular Income Payments by 10% to $9,417.59 with the 20-year Access Period and $8,930.20 with the 30-year Access Period.
At the end of the 20-year Access Period, the remaining Account Value of $114,163 (assuming no withdrawals) will be used to continue the $10,463.99 Regular Income Payment during the Lifetime Income Period for the lives of the Annuitant and Secondary Life. At the end of the 30-year Access Period, the remaining Account Value of $69,919 (assuming no withdrawals) will be used to continue the $9,922.44 Regular Income Payment during the Lifetime Income Period for the lives of the annuitant and Secondary Life. (Note: the Regular Income Payments during the Lifetime Income Period will vary based on the investment performance of the underlying funds).
Determination of Accumulation and Annuity Unit Value
A description of the days on which Accumulation and Annuity Units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.
Since the portfolios of some of the funds and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those funds and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.
Capital Markets
In any particular year, our capital may increase or decrease depending on a variety of factors — the amount of our statutory income or losses (which is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.
Advertising & Ratings
We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln New York or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Our financial strength is ranked and rated by nationally recognized independent rating agencies. The ratings do not imply approval of the product and do not refer to the performance of the product, or any separate account, including the underlying investment options. Ratings are not recommendations to buy our products. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. The current outlook for the insurance subsidiaries is stable for Moody’s, A.M. Best and Standard & Poor’s, and positive for Fitch. Our financial strength ratings, which are intended to measure our ability to meet contract holder obligations, are an important factor affecting public confidence in most of our products and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our products as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings. For more information on ratings, including outlooks, see www.LincolnFinancial.com/investor.
About the S&P 500 Index
The S&P 500 Index (hereinafter “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates (hereinafter “Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The fund(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the Index to track general market performance. S&P Dow Jones Indices only relationship to Licensee with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade
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names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Licensee or the funds. S&P Dow Jones Indices have no obligation to take the needs of Licensee or the owners of the funds into consideration in determining, composing or calculating the Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of the funds or in the determination or calculation of the equation by which the funds are to be converted into cash, surrendered or redeemed, as the case may be. S& P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Unclaimed Property
We have entered into a Global Resolution Agreement with a third party auditor representing multiple states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor has compared expanded matching criteria to the Social Security Master Death File (“SSMDF”) to identify deceased insureds and policy or contract holders where a valid claim has not been made. We have also entered into a Regulatory Settlement Agreement with multiple states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires us to adopt and implement additional procedures comparing our records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are conducting examinations and audits of our compliance with unclaimed property laws. Any escheatable property identified as a result of the audits and inquiries could result in additional payments of previously unclaimed death benefits or the payment of abandoned funds to U.S. jurisdictions.
Additional Services
Dollar Cost Averaging (DCA)—You may systematically transfer, on a monthly basis or in accordance with other terms we make available, amounts from certain Subaccounts, or the fixed side (if available) of the contract into the Subaccounts or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged is $1,500 over any time period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA'd is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to discontinue or restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service (AWS)—AWS provides an automatic, periodic withdrawal of Contract Value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. You may elect to participate in AWS at the time of application or at any time before the Annuity Commencement Date by sending a written request to us. The minimum Contract Value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by
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sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for nonqualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Surrender Charge.
Portfolio Rebalancing — Portfolio rebalancing is an option, which, if elected by the Contractowner, restores to a pre-determined level the percentage of the Contract Value (or Account Value under i4LIFE® Advantage), allocated to each variable Subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all Purchase Payments allocated to the variable Subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. The Contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the Contractowner may make these elections by phone. The portfolio rebalancing program is not available following the Annuity Commencement Date.
Please note that all of the services discussed in this section will stop once we are notified of a pending death claim.
Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of policyholders under the variable life accounts could conflict with those of Contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.
Financial Statements
The December 31, 2019 financial statements of the VAA and the December 31, 2019 financial statements of Lincoln New York appear on the following pages.
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Lincoln Life & Annuity Company of New York

Lincoln Life & Annuity Company of New York

Financial Statements

December 31, 2019 and 2018

Report of Independent Registered Public Accounting Firm

To the Stockholder and the Board of Directors of Lincoln Life & Annuity Company of New York

Opinion on the Financial Statements

We have audited the accompanying balance sheets of Lincoln Life & Annuity Company of New York (the Company) as of December 31, 2019 and 2018, the related statements of comprehensive income (loss), stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2019, and the related notes (collectively referred to as the “financial statements”).  In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.    The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.    As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting.    Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.  Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Company’s auditor since 1996.

Philadelphia, Pennsylvania

April 1, 2020

1

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

BALANCE SHEETS

(in millions, except share data)

	As of December 31,
	2019	2018
ASSETS
Investments:
Available-for-sale securities, at fair value:
Fixed maturity securities (amortized cost: 2019 – $7,147; 2018 – $7,200)	$8,033	$7,280
Equity securities	2	2
Mortgage loans on real estate	916	817
Policy loans	245	261
Derivative investments	11	-
Other investments	20	1
Total investments	9,227	8,361
Cash and invested cash	82	31
Deferred acquisition costs and value of business acquired	453	578
Premiums and fees receivable	10	6
Accrued investment income	92	94
Reinsurance recoverables	536	527
Reinsurance related embedded derivatives	15	12
Goodwill	26	26
Other assets	1,677	1,670
Separate account assets	7,095	6,028
Total assets	$19,213	$17,333

LIABILITIES AND STOCKHOLDER’S EQUITY
Liabilities
Future contract benefits	$1,757	$1,652
Other contract holder funds	5,485	5,518
Funds withheld reinsurance liabilities	1,546	1,503
Income taxes payable	359	211
Other liabilities	83	111
Separate account liabilities	7,095	6,028
Total liabilities	16,325	15,023

Contingencies and Commitments (See Note 10)

Stockholder’s Equity
Common stock – 132,000 shares authorized, issued and outstanding	941	941
Retained earnings	1,468	1,349
Accumulated other comprehensive income (loss)	479	20
Total stockholder’s equity	2,888	2,310
Total liabilities and stockholder’s equity	$19,213	$17,333

See accompanying Notes to Financial Statements

2

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(in millions)

	For the Years Ended December 31,
	2019	2018	2017
Revenues
Insurance premiums	$167	$152	$156
Fee income	337	343	338
Net investment income	399	391	416
Realized gain (loss):
Total other-than-temporary impairment losses on securities	-	-	(1)
Portion of loss recognized in other comprehensive income	-	-	-
Net other-than-temporary impairment losses on securities recognized in earnings	-	-	(1)
Realized gain (loss), excluding other-than-temporary impairment losses on securities	29	(19)	(15)
Total realized gain (loss)	29	(19)	(16)
Other revenues	1	-	1
Total revenues	933	867	895
Expenses
Interest credited	198	197	202
Benefits	405	364	334
Commissions and other expenses	78	233	194
Impairment of intangibles	-	-	34
Total expenses	681	794	764
Income (loss) before taxes	252	73	131
Federal income tax expense (benefit)	47	2	(150)
Net income (loss)	205	71	281
Other comprehensive income (loss), net of tax:
Unrealized investment gains (losses)	459	(360)	139
Total other comprehensive income (loss), net of tax	459	(360)	139
Comprehensive income (loss)	$664	$(289)	$420

See accompanying Notes to Financial Statements

3

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF STOCKHOLDER’S EQUITY

(in millions)

	For the Years Ended December 31,
	2019	2018	2017

Common Stock
Balance as of beginning-of-year	$941	$941	$941
Balance as of end-of-year	941	941	941

Retained Earnings
Balance as of beginning-of-year	1,349	1,459	1,298
Cumulative effect from adoption of new accounting standards	-	(62)	-
Net income (loss)	205	71	281
Dividends paid to The Lincoln National Life Insurance Company	(86)	(119)	(120)
Balance as of end-of-year	1,468	1,349	1,459
Accumulated Other Comprehensive Income (Loss)
Balance as of beginning-of-year	20	318	179
Cumulative effect from adoption of new accounting standards	-	62	-
Other comprehensive income (loss), net of tax	459	(360)	139
Balance as of end-of-year	479	20	318
Total stockholder’s equity as of end-of-year	$2,888	$2,310	$2,718

See accompanying Notes to Financial Statements

4

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF CASH FLOWS

(in millions)

	For the Years Ended December 31,
	2019	2018	2017
Cash Flows from Operating Activities
Net income (loss)	$205	$71	$281
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Change in:
Deferred acquisition costs, value of business acquired, deferred sales inducements
and deferred front-end loads deferrals and interest, net of amortization	(96)	76	18
Premiums and fees receivable	(4)	-	-
Accrued investment income	2	12	(1)
Future contract benefits and other contract holder funds	(134)	(12)	(246)
Reinsurance related assets and liabilities	(3)	(145)	59
Accrued expenses	(4)	(14)	14
Federal income tax accruals	40	(25)	(211)
Realized (gain) loss	(29)	19	16
Impairment of intangibles	-	-	34
Other	12	12	(27)
Net cash provided by (used in) operating activities	(11)	(6)	(63)

Cash Flows from Investing Activities
Purchases of available-for-sale securities and equity securities	(723)	(713)	(770)
Sales of available-for-sale securities and equity securities	266	200	113
Maturities of available-for-sale securities	510	467	654
Issuance of mortgage loans on real estate	(194)	(133)	(136)
Repayment and maturities of mortgage loans on real estate	96	80	42
Issuance and repayment of policy loans, net	16	22	21
Net change in collateral on derivatives and related settlements	46	(1)	-
Net cash provided by (used in) investing activities	17	(78)	(76)

Cash Flows from Financing Activities
Issuance (payment) of short-term debt	(24)	49	-
Deposits of fixed account values, including the fixed portion of variable	587	593	601
Withdrawals of fixed account values, including the fixed portion of variable	(345)	(332)	(335)
Transfers to and from separate accounts, net	(84)	(139)	(101)
Common stock issued for benefit plans	(3)	(2)	(2)
Dividends paid to The Lincoln National Life Insurance Company	(86)	(119)	(120)
Net cash provided by (used in) financing activities	45	50	43

Net increase (decrease) in cash, invested cash and restricted cash	51	(34)	(96)
Cash, invested cash and restricted cash as of beginning-of-year	31	65	161
Cash, invested cash and restricted cash as of end-of-year	$82	$31	$65

See accompanying Notes to Financial Statements

5

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

1.  Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies

Nature of Operations

Lincoln Life & Annuity Company of New York (“LLANY” or the “Company”, which also may be referred to as “we,” “our” or “us”), a wholly-owned subsidiary of The Lincoln National Life Insurance Company (“LNL”), a wholly-owned subsidiary of Lincoln National Corporation (“LNC” or the “Ultimate Parent”), is domiciled in the state of New York.  LLANY is principally engaged in the sale of wealth protection, accumulation, retirement income and group protection products and solutions.  These products are marketed primarily through personal-producing general agents and brokers throughout the U.S.  LLANY is licensed and sells its products throughout the U.S. and several U.S. territories.  See Note 15 for additional information.

Basis of Presentation

The accompanying financial statements are prepared in accordance with United States of America generally accepted accounting principles (“GAAP”).  Certain GAAP policies, which significantly affect the determination of financial condition, results of operations and cash flows, are summarized below.

Summary of Significant Accounting Policies

Accounting Estimates and Assumptions

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period.  Those estimates are inherently subject to change and actual results could differ from those estimates.  Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are:  fair value of certain investments and derivatives, other-than-temporary impairment (“OTTI”) and asset valuation allowances, deferred acquisition costs (“DAC”),  value of business acquired (“VOBA”), deferred sales inducements (“DSI”), goodwill, future contract benefits, other contract holder funds including deferred front-end loads (“DFEL”), pension plans, income taxes and the potential effects of resolving litigated matters.

Fair Value Measurement

Our measurement of fair value is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or non-performance risk (“NPR”), which would include our own credit risk.  Our estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability (“exit price”) in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability, as opposed to the price that would be paid to acquire the asset or receive a liability (“entry price”).  Pursuant to the Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”),

we categorize our financial instruments carried at fair value into a three-level fair value hierarchy, based on the priority of inputs to the respective valuation technique.  The three-level hierarchy for fair value measurement is defined as follows:

•

Level 1 – inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date, except for large holdings subject to “blockage discounts” that are excluded;

•

Level 2 – inputs to the valuation methodology are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value can be determined through the use of models or other valuation methodologies; and

•

Level 3 – inputs to the valuation methodology are unobservable inputs in situations where there is little or no market activity for the asset or liability, and we make estimates and assumptions related to the pricing of the asset or liability, including assumptions regarding risk.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

When a determination is made to classify an asset or liability within Level 3 of the fair value hierarchy, the determination is based upon the significance of the unobservable inputs to the overall fair value measurement.  Because certain securities trade in less liquid or illiquid markets with limited or no pricing information, the determination of fair value for these securities is inherently more difficult.  However, Level 3 fair value investments may include, in addition to the unobservable or Level 3 inputs, observable components, which are components that are actively quoted or can be validated to market-based sources.

6

Fixed Maturity Available-For-Sale Securities – Fair Valuation Methodologies and Associated Inputs

Securities classified as available-for-sale (“AFS”) consist of fixed maturity securities and are stated at fair value with unrealized gains and losses included within accumulated other comprehensive income (loss) (“AOCI”), net of associated DAC, VOBA, DSI, future contract benefits, other contract holder funds and deferred income taxes.

We measure the fair value of our securities classified as fixed maturity AFS based on assumptions used by market participants in pricing the security.  The most appropriate valuation methodology is selected based on the specific characteristics of the fixed maturity security, and we consistently apply the valuation methodology to measure the security’s fair value.  Our fair value measurement is based on a market approach that utilizes prices and other relevant information generated by market transactions involving identical or comparable securities.  Sources of inputs to the market approach primarily include third-party pricing services, independent broker quotations or pricing matrices.  We do not adjust prices received from third parties; however, we do analyze the third-party pricing services’ valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy.

The observable and unobservable inputs to our valuation methodologies are based on a set of standard inputs that we generally use to evaluate all of our fixed maturity AFS securities.  Observable inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.  In addition, market indicators, industry and economic events are monitored, and further market data is acquired if certain triggers are met.    For certain security types, additional inputs may be used, or some of the inputs described above may not be applicable.  For private placement securities, we use pricing matrices that utilize observable pricing inputs of similar public securities and Treasury yields as inputs to the fair value measurement.  Depending on the type of security or the daily market activity, standard inputs may be prioritized differently or may not be available for all fixed maturity AFS securities on any given day.  For broker-quoted only securities, non-binding quotes from market makers or broker-dealers are obtained from sources recognized as market participants.    For securities trading in less liquid or illiquid markets with limited or no pricing information, we use unobservable inputs to measure fair value.

The following summarizes our fair valuation methodologies and associated inputs, which are particular to the specified security type and are in addition to the defined standard inputs to our valuation methodologies for all of our fixed maturity AFS securities discussed above:

•	Corporate bonds and U.S. government bonds – We also use Trade Reporting and Compliance EngineTM reported tables for our corporate bonds and vendor trading platform data for our U.S. government bonds.
•

Mortgage- and asset-backed securities (“ABS”) – We also utilize additional inputs, which include new issues data, monthly payment information and monthly collateral performance, including prepayments, severity, delinquencies, step-down features and over collateralization features for each of our mortgage-backed securities (“MBS”), which include collateralized mortgage obligations and mortgage pass through securities backed by residential mortgages (“RMBS”), commercial mortgage-backed securities (“CMBS”), collateralized loan obligations (“CLOs”) and collateralized debt obligations (“CDOs”).

•

State and municipal bonds – We also use additional inputs that include information from the Municipal Securities Rule Making Board, as well as material event notices, new issue data, issuer financial statements and Municipal Market Data benchmark yields for our state and municipal bonds.

•	Hybrid and redeemable preferred securities – We also utilize additional inputs of exchange prices (underlying and common stock of the same issuer) for our hybrid and redeemable preferred securities.

In order to validate the pricing information and broker-dealer quotes, we employ, where possible, procedures that include comparisons with similar observable positions, comparisons with subsequent sales and observations of general market movements for those security classes.  We have policies and procedures in place to review the process that is utilized by our third-party pricing service and the output that is provided to us by the pricing service.  On a periodic basis, we test the pricing for a sample of securities to evaluate the inputs and assumptions used by the pricing service, and we perform a comparison of the pricing service output to an alternative pricing source.  We also evaluate prices provided by our primary pricing service to ensure that they are not stale or unreasonable by reviewing the prices for unusual changes from period to period based on certain parameters or for lack of change from one period to the next.

Fixed Maturity AFS Securities – Evaluation for Recovery of Amortized Cost

We regularly review our fixed maturity AFS securities (also referred to as “debt securities”) for declines in fair value that we determine to be other-than-temporary. For our debt securities, we generally consider the following to determine whether our debt securities with unrealized losses are other-than-temporarily impaired:

•	The estimated range and average period until recovery;
•	The estimated range and average holding period to maturity;
•	Remaining payment terms of the security;
•	Current delinquencies and nonperforming assets of underlying collateral;
•	Expected future default rates;
•	Collateral value by vintage, geographic region, industry concentration or property type;
•	Subordination levels or other credit enhancements as of the balance sheet date as compared to origination; and
•	Contractual and regulatory cash obligations.

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For a debt security, if we intend to sell a security, or it is more likely than not we will be required to sell a debt security before recovery of its amortized cost basis and the fair value of the debt security is below amortized cost, we conclude that an OTTI has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized gain (loss) on our Statements of Comprehensive Income (Loss).  If we do not intend to sell a debt security, or it is not more likely than not we will be required to sell a debt security before recovery of its amortized cost basis but the present value of the cash flows expected to be collected is less than the amortized cost of the debt security (referred to as the credit loss), we conclude that an OTTI has occurred and the amortized cost is written down to the estimated recovery value with a corresponding charge to realized gain (loss) on our Statements of Comprehensive Income (Loss), as this amount is deemed the credit portion of the OTTI.  The remainder of the decline to fair value is recorded in other comprehensive income (“OCI”) to unrealized OTTI on fixed maturity AFS securities on our Statements of Stockholder’s Equity, as this amount is considered a noncredit (i.e., recoverable) impairment.

When assessing our intent to sell a debt security, or if it is more likely than not we will be required to sell a debt security before recovery of its cost basis, we evaluate facts and circumstances such as, but not limited to, decisions to reposition our security portfolio, sales of securities to meet cash flow needs and sales of securities to capitalize on favorable pricing.  Management considers the following as part of the evaluation:

•	The current economic environment and market conditions;
•	Our business strategy and current business plans;
•	The nature and type of security, including expected maturities and exposure to general credit, liquidity, market and interest rate risk;
•	Our analysis of data from financial models and other internal and industry sources to evaluate the current effectiveness of our hedging and overall risk management strategies;
•

The current and expected timing of contractual maturities of our assets and liabilities, expectations of prepayments on investments and expectations for surrenders and withdrawals of life insurance policies and annuity contracts;

•	The capital risk limits approved by management; and
•	Our current financial condition and liquidity demands.

In order to determine the amount of the credit loss for a debt security, we calculate the recovery value by performing a discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover.  The discount rate is the effective interest rate implicit in the underlying debt security.  The effective interest rate is the original yield, or the coupon if the debt security was previously impaired.  See the discussion below for additional information on the methodology and significant inputs, by security type, that we use to determine the amount of a credit loss.  To determine the recovery period of a debt security, we consider the facts and circumstances surrounding the underlying issuer including, but not limited to, the following:

•	Historical and implied volatility of the security;
•	Length of time and extent to which the fair value has been less than amortized cost;
•	Adverse conditions specifically related to the security or to specific conditions in an industry or geographic area;
•	Failure, if any, of the issuer of the security to make scheduled payments; and
•	Recoveries or additional declines in fair value subsequent to the balance sheet date.

In periods subsequent to the recognition of an OTTI, the fixed maturity AFS security is accounted for as if it had been purchased on the measurement date of the OTTI.  Therefore, for the fixed maturity AFS security, the original discount or reduced premium is reflected in net investment income over the contractual term of the investment in a manner that produces a constant effective yield.

To determine recovery value of a corporate bond, CLO or CDO, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

•	Fundamentals of the issuer to determine what we would recover if they were to file bankruptcy versus the price at which the market is trading;
•	Fundamentals of the industry in which the issuer operates;
•

Earnings multiples for the given industry or sector of an industry that the underlying issuer operates within, divided by the outstanding debt to determine an expected recovery value of the security in the case of a liquidation;

•	Expected cash flows of the issuer (e.g., whether the issuer has cash flows in excess of what is required to fund its operations);
•	Expectations regarding defaults and recovery rates;
•	Changes to the rating of the security by a rating agency; and
•	Additional market information (e.g., if there has been a replacement of the corporate debt security).

Each quarter, we review the cash flows for the MBS to determine whether or not they are sufficient to provide for the recovery of our amortized cost.  We revise our cash flow projections only for those securities that are at most risk for impairment based on current credit enhancement and trends in the underlying collateral performance.

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To determine recovery value of a MBS, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

•	Discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover;
•	Level of creditworthiness of the home equity loans or residential mortgages that back an RMBS or commercial mortgages that back a CMBS;
•	Susceptibility to fair value fluctuations for changes in the interest rate environment;
•	Susceptibility to reinvestment risks, in cases where market yields are lower than the securities’ book yield earned;
•	Susceptibility to reinvestment risks, in cases where market yields are higher than the book yields earned on a security;
•	Expectations of sale of such a security where market yields are higher than the book yields earned on a security; and
•	Susceptibility to variability of prepayments.

When evaluating MBS and mortgage-related ABS, we consider a number of pool-specific factors as well as market level factors when determining whether or not the impairment on the security is temporary or other-than-temporary.  The most important factor is the performance of the underlying collateral in the security and the trends of that performance in the prior periods.  We use this information about the collateral to forecast the timing and rate of mortgage loan defaults, including making projections for loans that are already delinquent and for those loans that are currently performing but may become delinquent in the future.  Other factors used in this analysis include the credit characteristics of borrowers, geographic distribution of underlying loans and timing of liquidations by state.  Once default rates and timing assumptions are determined, we then make assumptions regarding the severity of a default if it were to occur.  Factors that impact the severity assumption include expectations for future home price appreciation or depreciation, loan size, first lien versus second lien, existence of loan level private mortgage insurance, type of occupancy and geographic distribution of loans.  Once default and severity assumptions are determined for the security in question, cash flows for the underlying collateral are projected including expected defaults and prepayments.  These cash flows on the collateral are then translated to cash flows on our tranche based on the cash flow waterfall of the entire capital security structure.  If this analysis indicates the entire principal on a particular security will not be returned, the security is reviewed for OTTI by comparing the expected cash flows to amortized cost.  To the extent that the security has already been impaired or was purchased at a discount, such that the amortized cost of the security is less than or equal to the present value of cash flows expected to be collected, no impairment is required.

Otherwise, if the amortized cost of the security is greater than the present value of the cash flows expected to be collected, and the security was not purchased at a discount greater than the expected principal loss, then impairment is recognized.

We further monitor the cash flows of all of our fixed maturity AFS securities backed by mortgages on an ongoing basis.  We also perform detailed analysis on all of our subprime, Alt-A, non-agency residential MBS and on a significant percentage of our fixed maturity AFS securities backed by pools of commercial mortgages.  The detailed analysis includes revising projected cash flows by updating the cash flows for actual cash received and applying assumptions with respect to expected defaults, foreclosures and recoveries in the future.  These revised projected cash flows are then compared to the amount of credit enhancement (subordination) in the structure to determine whether the amortized cost of the security is recoverable.  If it is not recoverable, we record an impairment of the security.

Equity Securities

Equity securities are carried at fair value, and changes in fair value are recorded in realized gain (loss) on our Statements of Comprehensive Income (Loss) as they occur.  Equity securities consist primarily of common stock of publicly-traded companies, privately placed securities and mutual fund shares.  We measure the fair value of our equity securities based on assumptions used by market participants in pricing the security.  The most appropriate valuation methodology is selected based on the specific characteristics of the equity security.  Fair values of publicly-traded equity securities are determined using quoted prices in active markets for identical or comparable securities.  When quoted prices are not available, we use valuation methodologies most appropriate for the specific asset.  Fair values for private placement securities are determined using discounted cash flow, earnings multiple and other valuation models.  The fair values of mutual fund shares that transact regularly are based on transaction prices of identical fund shares.

Mortgage Loans on Real Estate

Mortgage loans on real estate consist of commercial mortgage loans and are carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of valuation allowances.  Interest income is accrued on the principal balance of the loan based on the loan’s contractual interest rate.  Premiums and discounts are amortized using the effective yield method over the life of the loan.  Interest income and amortization of premiums and discounts are reported in net investment income on our Statements of Comprehensive Income (Loss) along with mortgage loan fees, which are recorded as they are incurred.

Our policy is to report loans that are 60 or more days past due, which equates to two or more payments missed, as delinquent.  We do not accrue interest on loans 90 days past due, and any interest received on these loans is either applied to the principal or recorded in net investment income on our Statements of Comprehensive Income (Loss) when received, depending on the assessment of the collectability of the loan.  We resume accruing interest once a loan complies with all of its original terms or restructured terms.  Mortgage loans deemed uncollectible are charged against the valuation allowance, and subsequent recoveries, if any, are credited to the valuation allowance.

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We establish a valuation allowance to provide for the risk of credit losses inherent in our portfolio.  The valuation allowance includes specific valuation allowances for loans that are deemed to be impaired as well as general valuation allowances for pools of loans with similar risk characteristics where a property risk or market specific risk has not been identified but for which we anticipate a loss may occur.  Loans are considered impaired when it is probable that, based upon current information and events, we will be unable to collect all amounts due under the contractual terms of the loan agreement.  When we determine that a loan is impaired, a specific valuation allowance is established for the excess carrying value of the loan over its estimated value.  The loan’s estimated value is based on:  the present value of expected future cash flows discounted at the loan’s effective interest rate; the loan’s observable market price; or the fair value of the loan’s collateral.  Changes in valuation allowances are reported in realized gain (loss) on our Statements of Comprehensive Income (Loss).  General valuation allowances are primarily based on loss history adjusted for current conditions.

Valuation allowances are maintained at a level we believe is adequate to absorb estimated probable credit losses.  Our periodic evaluation of the adequacy of the valuation allowances is based on historical loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Our commercial loan portfolio is primarily comprised of long-term loans secured by existing commercial real estate.  We believe all of the commercial loans in our portfolio share three primary risks:  borrower credit worthiness; sustainability of the cash flow of the property; and market risk; therefore, our methods of monitoring and assessing credit risk are consistent for our entire portfolio.

For our commercial mortgage loan portfolio, trends in market vacancy and rental rates are incorporated into the analysis that we perform for monitored loans and may contribute to the establishment of (or an increase or decrease in) a valuation allowance.  In addition, we review each loan individually in our commercial mortgage loan portfolio on an annual basis to identify emerging risks.  We focus on properties that experienced a reduction in debt-service coverage or that have significant exposure to tenants with deteriorating credit profiles.  Where warranted, we establish or increase a valuation allowance for a specific loan based upon this analysis.

We measure and assess the credit quality of our commercial mortgage loans by using loan-to-value and debt-service coverage ratios.  The loan-to-value ratio compares the principal amount of the loan to the fair value at origination of the underlying property collateralizing the loan and is commonly expressed as a percentage.  Loan-to-value ratios greater than 100% indicate that the principal amount is greater than the collateral value.  Therefore, all else being equal, a lower loan-to-value ratio generally indicates a higher quality loan.  The debt-service coverage ratio compares a property’s net operating income to its debt-service payments.  Debt-service coverage ratios of less than 1.0 indicate that property operations do not generate enough income to cover its current debt payments.  Therefore, all else being equal, a higher debt-service coverage ratio generally indicates a higher quality loan.

Policy Loans

Policy loans represent loans we issue to contract holders that use the cash surrender value of their life insurance policy as collateral.  Policy loans are carried at unpaid principal balances.

Derivative Instruments

We hedge certain portions of our exposure to interest rate risk, foreign currency exchange risk, and equity market risk by entering into derivative transactions.  All of our derivative instruments are recognized as either assets or liabilities on our Balance Sheets at estimated fair value.  We categorized derivatives into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique as discussed above in “Fair Value Measurement.”  The accounting for changes in the estimated fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship.  For those derivative instruments that are designated and qualify as hedging instruments, we designate the hedging instrument based upon the exposure being hedged: as a cash flow hedge or a fair value hedge.

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into net income in the same period or periods during which the hedged transaction affects net income.  The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of designated future cash flows of the hedged item (hedge ineffectiveness), if any, is recognized in net income during the period of change.  For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the offsetting gain or loss on the hedged item attributable to the hedged risk are recognized in net income during the period of change in estimated fair values.  For derivative instruments not designated as hedging instruments, but that are economic hedges, the gain or loss is recognized in net income.

We have certain variable annuity products with guaranteed withdrawal benefits (“GWB”) and guaranteed income benefits (“GIB”) features that are embedded derivatives and reported as either assets or liabilities on our Balance Sheets. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. These embedded derivatives are carried at fair value with changes in fair value recognized in net income during the period of change.

We employ several different methods for determining the fair value of our derivative instruments.  The fair value of our derivative contracts are measured based on current settlement values, which are based on quoted market prices, industry standard models that are

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commercially available and broker quotes.  These techniques project cash flows of the derivatives using current and implied future market conditions.  We calculate the present value of the cash flows to measure the current fair market value of the derivative.

Other Investments

Other investments consists primarily of initial margin posted as collateral for entering into derivative transactions.

Cash and Invested Cash

Cash and invested cash is carried at cost and includes all highly liquid debt instruments purchased with an original maturity of three months or less.

DAC, VOBA, DSI and DFEL

Acquisition costs directly related to successful contract acquisitions or renewals of universal life insurance (“UL”), variable universal life insurance (“VUL”), traditional life insurance, annuities and other investment contracts have been deferred (i.e., DAC) to the extent recoverable.  VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in force at the acquisition date.  Bonus credits and excess interest for dollar cost averaging contracts are considered DSI.  Contract sales charges that are collected in the early years of an insurance contract are deferred (i.e., DFEL), and the unamortized balance is reported in other contract holder funds on our Balance Sheets.

Both DAC and VOBA amortization, excluding amounts reported in realized gain (loss), is reported within commissions and other expenses on our Statements of Comprehensive Income (Loss).  DSI amortization, excluding amounts reported in realized gain (loss), is reported in interest credited on our Statements of Comprehensive Income (Loss).  The amortization of DFEL, excluding amounts reported in realized gain (loss), is reported within fee income on our Statements of Comprehensive Income (Loss).  The methodology for determining the amortization of DAC, VOBA, DSI and DFEL varies by product type.  For all insurance contracts, amortization is based on assumptions consistent with those used in the development of the underlying contract adjusted for emerging experience and expected trends.

Acquisition costs for UL and VUL insurance and investment-type products, which include fixed and variable deferred annuities, are generally amortized over the lives of the policies in relation to the incidence of estimated gross profits (“EGPs”) from surrender charges, investment, mortality net of reinsurance ceded and expense margins and actual realized gain (loss) on investments.  Contract lives for UL and VUL policies are estimated to be 40 years based on the expected lives of the contracts.  Contract lives for fixed and variable deferred annuities are generally between 15 and 30 years, while some of our fixed multi-year guarantee products have amortization periods equal to the guarantee period.  The front-end load annuity product has an assumed life of 25 years.  Longer lives are assigned to those blocks that have demonstrated lower lapse experience.

Acquisition costs for all traditional contracts, including traditional life insurance contracts, such as individual whole life, group business and term life insurance, are amortized over the expected premium-paying period that generally results in amortization less than 30 years.  Acquisition costs are either amortized on a straight-line basis or as a level percent of premium of the related policies depending on the block of business.  There is currently no DAC, VOBA, DSI or DFEL balance or related amortization for fixed and variable payout annuities.

We account for modifications of insurance contracts that result in a substantially unchanged contract as a continuation of the replaced contract.  We account for modifications of insurance contracts that result in a substantially changed contract as an extinguishment of the replaced contract.

The carrying amounts of DAC, VOBA, DSI and DFEL are adjusted for the effects of realized and unrealized gains and losses on securities classified as fixed maturity AFS and certain derivatives and embedded derivatives.  Amortization expense of DAC, VOBA, DSI and DFEL reflects an assumption for an expected level of credit-related investment losses.  When actual credit-related investment losses are realized, we recognize a true-up to our DAC, VOBA, DSI and DFEL amortization within realized gain (loss) on our Statements of Comprehensive Income (Loss) reflecting the incremental effect of actual versus expected credit-related investment losses.  These actual to expected amortization adjustments can create volatility from period to period in realized gain (loss).

During the third quarter of each year, we conduct our annual comprehensive review of the assumptions and the projection models used for our estimates of future gross profits underlying the amortization of DAC, VOBA, DSI and DFEL and the calculations of the embedded derivatives and reserves for life insurance and annuity products.  These assumptions include, but are not limited to, capital markets, investment margins, mortality, retention, rider utilization and maintenance expenses (costs associated with maintaining records relating to insurance and individual and group annuity contracts, and with the processing of premium collections, deposits, withdrawals and commissions).  Based on our review, the cumulative balances of DAC, VOBA, DSI and DFEL included on our Balance Sheets are adjusted with an offsetting benefit or charge to revenue or amortization expense to reflect such change related to our expectations of future EGPs (“unlocking”).  We may have unlocking in other quarters as we become aware of information that warrants updating assumptions outside of our annual comprehensive review.  We may also identify and implement actuarial modeling refinements that result in increases or decreases to the carrying values of DAC, VOBA, DSI, DFEL, embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.

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DAC, VOBA, DSI and DFEL are reviewed to ensure that the unamortized portion does not exceed the expected recoverable amounts.

Reinsurance

We enter into reinsurance agreements in the normal course of business to limit our exposure to the risk of loss and to enhance our capital management.

In order for a reinsurance agreement to qualify for reinsurance accounting, the agreement must satisfy certain risk transfer conditions that include, among other items, a reasonable possibility of a significant loss for the assuming entity.  When we apply reinsurance accounting, premiums, benefits and DAC amortization are reported net of insurance ceded on our Statements of Comprehensive Income (Loss).  Amounts currently recoverable, such as ceded reserves, are reported in reinsurance recoverables and amounts currently payable to the reinsurers, such as premiums, are included in other liabilities on our Balance Sheets.  Assets and liabilities and premiums and benefits from certain reinsurance contracts that grant statutory surplus relief are netted on our Balance Sheets and Statements of Comprehensive Income (Loss), respectively, if there is a contractual right of offset.

We use deposit accounting to recognize reinsurance agreements that do not transfer significant insurance risk.  This accounting treatment results in amounts paid or received to be considered on deposit with the reinsurer and such amounts are reported in other assets on our Balance Sheets.  As amounts are paid or received, consistent with the underlying contracts, deposit assets are adjusted.

Goodwill

We recognize the excess of the purchase price, plus the fair value of any noncontrolling interest in the acquiree, over the fair value of identifiable net assets acquired as goodwill.  Goodwill is not amortized, but is reviewed for impairment annually as of October 1 and more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value.

We perform a quantitative goodwill impairment test where the fair value of the reporting unit is determined and compared to the carrying value of the reporting unit.  If the carrying value of the reporting unit is greater than the reporting unit’s fair value, goodwill is impaired and written down to the reporting unit’s fair value; and a charge is reported in impairment of intangibles on our Statements of Comprehensive Income (Loss).  The results of one goodwill impairment test on one reporting unit cannot subsidize the results of another reporting unit.

Other Assets and Other Liabilities

Other assets consist primarily of certain reinsurance assets, prepaid expenses, service agreement receivables, receivables resulting from sales of securities that had not yet settled as of the balance sheet date, DSI and specifically identifiable intangible assets.  Other liabilities consist primarily of employee benefit liabilities, certain reinsurance payables, payables resulting from purchases of securities that had not yet settled as of the balance sheet date, collateral payable for derivative investments, short-term debt and other accrued expenses.

Other assets and other liabilities on our Balance Sheets include guaranteed living benefit (“GLB”) features and remaining guaranteed interest and similar contracts that are carried at fair value, which may be reported in either other assets or other liabilities.  The fair value of these items represents approximate exit price including an estimate for our NPR. Certain of these features have elements of both insurance benefits and embedded derivatives.  Through our hybrid accounting approach, for reserve calculation purposes we assign product cash flows to the embedded derivative or insurance portion of the reserves based on the life-contingent nature of the benefits. We classify these GLB reserves embedded derivatives in Level 3 within the hierarchy levels described above in “Fair Value Measurement.”  We report the insurance portion of the reserves in future contract benefits.

The carrying values of specifically identifiable intangible assets are reviewed at least annually for indicators of impairment in value that are other-than-temporary, including unexpected or adverse changes in the following:  the economic or competitive environments in which the company operates; profitability analyses; cash flow analyses; and the fair value of the relevant business operation.  If there was an indication of impairment, then the discounted cash flow method would be used to measure the impairment, and the carrying value would be adjusted as necessary and reported in impairment of intangibles on our Statements of Comprehensive Income (Loss).  Sales force intangibles are attributable to the value of the new business distribution system acquired through business combinations.  These assets are amortized on a straight-line basis over their useful life of 25 years.

Separate Account Assets and Liabilities

We maintain separate account assets, which are reported at fair value.  The related liabilities are reported at an amount equivalent to the separate account assets.  Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company with respect to certain accounts.

We issue variable annuity contracts through our separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities).  We also issue variable annuity and life contracts through separate accounts that may include various types of guaranteed death benefit (“GDB”), GWB and GIB features.  The GDB features include those where we contractually guarantee to the contract holder either:  return of no less than total deposits made to

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the contract less any partial withdrawals (“return of net deposits”); total deposits made to the contract less any partial withdrawals plus a minimum return (“minimum return”); or the highest contract value on any contract anniversary date through age 80. The highest contract value is increased by purchase payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduce the contract value.

As discussed in Note 4, certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves.  Other guarantees contain characteristics of both and are accounted for under an approach that calculates the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each GLB feature.  We use derivative instruments to hedge our exposure to the risks and earnings volatility that result from the embedded derivatives for living benefits in certain of our variable annuity products.  The change in fair value of these instruments tends to move in the opposite direction of the change in the value of the associated reserves.  The net impact of these changes is reported as a component of realized gain (loss) on our Statements of Comprehensive Income (Loss).

The “market consistent scenarios” used in the determination of the fair value of the GLB liability are similar to those used by an investment bank to value derivatives for which the pricing is not transparent and the aftermarket is nonexistent or illiquid.  We use risk-neutral Monte Carlo simulations in our calculation to value the entire block of guarantees, which involve 100 unique scenarios per policy or approximately 2 million scenarios.  The market consistent scenario assumptions, as of each valuation date, are those we view to be appropriate for a hypothetical market participant.  The market consistent inputs include, but are not limited to, assumptions for capital markets (e.g., implied volatilities, correlation among indices, risk-free swap curve, etc.), policyholder behavior (e.g., policy lapse, rider utilization, etc.), mortality, risk margins, maintenance expenses and a margin for profit.  We believe these assumptions are consistent with those that would be used by a market participant; however, as the related markets develop we will continue to reassess our assumptions.  It is possible that different valuation techniques and assumptions could produce a materially different estimate of fair value.

Future Contract Benefits and Other Contract Holder Funds

Future contract benefits represent liability reserves that we have established and carry based on estimates of how much we will need to pay for future benefits and claims.  Other contract holder funds represent liabilities for fixed account values, including the fixed portion of variable, dividends payable, premium deposit funds, undistributed earnings on participating business and other contract holder funds as well as the carrying value of DFEL discussed above.

The liabilities for future contract benefits and claim reserves for UL and VUL insurance policies consist of contract account balances that are equal to deposits net of withdrawals, excluding surrender charges and fees, plus interest credited, and if applicable an additional reserve for other insurance benefit guarantees.  The liabilities for future insurance contract benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of contract issue.  Investment yield assumptions for traditional direct individual life reserves for all contracts range from 2.25% to 7.75% depending on the time of contract issue.  The investment yield assumptions for immediate and deferred paid-up annuities range from 1.25% to 10.00%.  These investment yield assumptions are intended to represent an estimation of the interest rate experience for the period that these contract benefits are payable.

The liabilities for future claim reserves for variable annuity products containing GDB features are calculated by estimating the present value of total expected benefit payments over the life of the contract from inception divided by the present value of total expected assessments over the life of the contract (“benefit ratio”) multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less the cumulative GDB payments plus interest on the liability.  The change in the liability for a period is the benefit ratio multiplied by the assessments recorded for the period less GDB claims paid in the period plus interest.  As experience or assumption changes result in a change in expected benefit payments or assessments, the benefit ratio is unlocked, that is, recalculated using the updated expected benefit payments and assessments over the life of the contract since inception.  The revised benefit ratio is then applied to the liability calculation described above, with the resulting change in liability reported in benefits on our Statements of Comprehensive Income (Loss).

With respect to our future contract benefits and other contract holder funds, we continually review overall reserve position, reserving techniques and reinsurance arrangements.  As experience develops and new information becomes known, liabilities are adjusted as deemed necessary.  The effects of changes in estimates are included in the operating results for the period in which such changes occur.

The business written or assumed by us includes participating life insurance contracts, under which the contract holder is entitled to share in the earnings of such contracts via receipt of dividends.  The dividend scale for participating policies is reviewed annually and may be adjusted to reflect recent experience and future expectations.  Dividends to participating policies were $20 million, $21 million and $21 million for the years ended December 31, 2019, 2018 and 2017, respectively.

Liabilities for the secondary guarantees on UL-type products are calculated by multiplying the benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest.  If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes in a manner similar to the unlocking of DAC, VOBA, DFEL and DSI.  The accounting for secondary guarantee benefits impacts, and is impacted by, EGPs used to calculate amortization of DAC, VOBA, DFEL and DSI.

Certain of our variable annuity contracts reported within future contract benefits contain GLB reserves embedded derivatives, a portion of which may be reported in either other assets or other liabilities, and include guaranteed interest and similar contracts, that are carried at

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fair value on our Balance Sheets, which represents approximate exit price including an estimate for our NPR.  Certain of these features have elements of both insurance benefits and embedded derivatives.  Through our hybrid accounting approach, for reserve calculation purposes we assign product cash flows to the embedded derivative or insurance portion of the reserves based on the life-contingent nature of the benefits.  We classify these GLB reserves embedded derivatives items in Level 3 within the hierarchy levels described above in “Fair Value Measurement.”  We report the insurance portion of the reserves in future contract benefits.

The fair value of our indexed annuity contracts is based on their approximate surrender values.

Contingencies and Commitments

Contingencies arising from environmental remediation costs, regulatory judgments, claims, assessments, guarantees, litigation, recourse reserves, fines, penalties and other sources are recorded when deemed probable and reasonably estimable.

Fee Income

Fee income for investment and interest-sensitive life insurance contracts consists of asset-based fees, percent of premium charges, contract administration charges and surrender charges that are assessed against contract holder account balances.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Interest-sensitive life insurance products include UL insurance, VUL insurance and other interest-sensitive life insurance policies.  These products include life insurance sold to individuals, corporate-owned life insurance and bank-owned life insurance.

In bifurcating the embedded derivative of our GLB features on our variable annuity products, we attribute to the embedded derivative the portion of total fees collected from the contract holder that relate to the GLB riders (the “attributed fees”), which are not reported within fee income on our Statements of Comprehensive Income (Loss).  These attributed fees represent the present value of future claims expected to be paid for the GLB at the inception of the contract plus a margin that a theoretical market participant would include for risk/profit and are reported within realized gain (loss) on our Statements of Comprehensive Income (Loss).

The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees.  Asset-based fees and contract administration charges are assessed on a daily or monthly basis and recognized as revenue as performance obligations are met, over the period underlying customer assets are owned.  Wholesaling-related 12b-1 fees received from separate account fund sponsors as compensation for servicing the underlying mutual funds are recorded as revenues based on a contractual percentage of the market value of mutual fund assets over the period shares are owned by customers.  Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract by the contract holder in accordance with contractual terms.

For investment and interest-sensitive life insurance contracts, the amounts collected from contract holders are considered deposits and are not included in revenue.

Insurance Premiums

Our insurance premiums for traditional life insurance and group insurance products are recognized as revenue when due from the contract holder.  Our traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies.  Our group insurance products consist primarily of term life, disability and dental.

Net Investment Income

We earn investment income on the underlying general account investments supporting our fixed products less related expenses.  Dividends and interest income, recorded in net investment income, are recognized when earned.  Amortization of premiums and accretion of discounts on investments in debt securities are reflected in net investment income over the contractual terms of the investments in a manner that produces a constant effective yield.

For CLOs and MBS, included in the fixed maturity AFS securities portfolios, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities.  When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and a catch up adjustment is recorded in the current period.  In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.  Any adjustments resulting from changes in effective yield are reflected in net investment income on our Statements of Comprehensive Income (Loss).

Realized Gain (Loss)

Realized gain (loss) includes realized gains and losses from the sale of investments, write-downs for other-than-temporary impairments of investments, changes in fair value of equity securities, certain derivative and embedded derivative gains and losses and net gains and losses on reinsurance embedded derivatives.  Realized gains and losses on the sale of investments are determined using the specific identification method.  Realized gain (loss) is recognized in net income, net of associated amortization of DAC, VOBA, DSI and DFEL.  Realized gain

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(loss) is also net of allocations of investment gains and losses to certain contract holders and certain funds withheld on reinsurance arrangements for which we have a contractual obligation.

Interest Credited

We credit interest to our contract holder account balances based on the contractual terms supporting our products.

Benefits

Benefits for UL and other interest-sensitive life insurance products include benefit claims incurred during the period in excess of contract account balances.  Benefits also include the change in reserves for life insurance products with secondary guarantee benefits, annuity products with guaranteed death and living benefits and certain annuities with life contingencies.  For traditional life, group health and disability income products, benefits are recognized when incurred in a manner consistent with the related premium recognition policies.

Pension and Other Postretirement Benefit Plans

Our employees participate in the following post-retirement benefit plans that are sponsored by LNC and LNL:

•	Defined benefit pension plans for certain employees and agents;
•	Other post-retirement benefit plans for certain retired employees and agents that provide health care and life insurance;
•	Tax-qualified defined contribution plans for eligible employees and agents; and
•	Non-qualified deferred compensation plans for certain current and former employees, agents and non-employee directors.

Pursuant to the accounting rules for our obligations to employees and agents under our various pension and other postretirement benefit plans, we are required to make a number of assumptions to estimate related liabilities and expenses.  The mortality assumption is based on actual and anticipated plan experience, determined using acceptable actuarial methods.  We use assumptions for the weighted-average discount rate and expected return on plan assets to estimate pension expense.  The discount rate assumptions are determined using an analysis of current market information and the projected benefit flows associated with these plans.  The expected long-term rate of return on plan assets is based on historical and projected future rates of return on the funds invested in the plan.  The calculation of our accumulated postretirement benefit obligation also uses an assumption of weighted-average annual rate of increase in the per capita cost of covered benefits, which reflects a health care cost trend rate.

Stock-Based Compensation

Our employees and agents are included in LNC’s stock-based incentive compensation plans that provide for the issuance of stock options, performance shares and restricted stock units.  In general, we expense the fair value of stock awards included in LNC’s incentive compensation plans.  As of the date LNC’s Board of Directors approves stock awards, the fair value of stock options is determined using a Black-Scholes options valuation methodology, and the fair value of other stock awards is based upon the market value of the stock.  The fair value of the awards is expensed over the performance or service period, which generally corresponds to the vesting period, and is recognized as an increase to common stock in stockholder’s equity.  We apply an estimated forfeiture rate to our accrual of compensation cost.  Stock-based compensation expense is reflected in commissions and other expenses on our Statements of Comprehensive Income (Loss).

Income Taxes

LNC files a U.S. consolidated income tax return that includes us and LNC’s other eligible subsidiaries.  Pursuant to an inter-company tax sharing agreement with LNC, we provide for income taxes on a separate return filing basis.  The tax sharing agreement also provides that we will receive benefit for net operating losses, capital losses and tax credits that are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.  Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes.  A valuation allowance is recorded to the extent required.

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2.  New Accounting Standards

Adoption of New Accounting Standards

The following table provides a description of our adoption of new Accounting Standards Updates (“ASU”) issued by the FASB and the impact of the adoption on our financial statements.  ASUs not listed below were assessed and determined to be either not applicable or insignificant in presentation or amount.

Standard	Description	Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2017-08, Premium Amortization on Purchased Callable Debt Securities

These amendments require an entity to shorten the amortization period for certain callable debt securities held at a premium so that the premium is amortized to the earliest call date.  Early adoption is permitted, and the ASU requires adoption under a modified retrospective basis through a cumulative effect adjustment to the beginning balance of retained earnings.

January 1, 2019

We adopted the provisions of this ASU, which did not result in a change to our existing practices; therefore, no cumulative effect adjustment was recorded.  As such, there was no impact on our financial condition or results of operations.

ASU 2017-12, Targeted Improvements to Accounting for Hedging Activities

These amendments change both the designation and measurement guidance for qualifying hedging relationships and the presentation of hedge results.  These amendments retain the threshold of highly effective for hedging relationships, remove the requirement to bifurcate between the portions of the hedging relationship that are effective and ineffective, record hedge item and hedging instrument results in the same financial statement line item, require quantitative assessment initially for all hedging relationships unless the hedging relationship meets the definition of either the shortcut method or critical terms match method and allow the contractual specified index rate to be designated as the hedged risk in a cash flow hedge of interest rate risk of a variable rate financial instrument.  These amendments also eliminate the benchmark interest rate concept for variable rate instruments.  Early adoption is permitted.

January 1, 2019

We adopted the provisions of this ASU, which did not have an impact on our financial condition or results of operations.  This ASU does result in our modification of certain hedge documentation and effectiveness methods, which we have reflected in applicable disclosures in Note 4.

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Future Adoption of New Accounting Standards

The following table provides a description of future adoptions of new accounting standards that may have an impact on our financial statements when adopted:

Standard	Description	Projected Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2016-13, Measurement of Credit Losses on Financial Instruments and related amendments

These amendments adopt a new model in ASC Topic 326 to measure and recognize credit losses for most financial assets.  The ASU requires a financial asset measured at amortized cost to be presented at the net amount expected to be collected over the life of the asset using an allowance for credit losses. Changes in the allowance are charged to earnings.  The measurement of expected credit losses is based on relevant information about past events, including historical experience, as well as current economic conditions and reasonable and supportable forecasts that affect the collectability of the financial asset.  The method used to measure estimated credit losses for fixed maturity AFS securities will be unchanged from current GAAP; however, the amendments require credit losses to be recognized through an allowance rather than as a reduction to the amortized cost of those securities.  The amendments will permit entities to recognize improvements in credit loss estimates on fixed maturity AFS securities by reducing the allowance account immediately through earnings.  The amendments will be adopted through a cumulative effect adjustment to the beginning balance of retained earnings as of the first reporting period in which the amendments are effective.  Early adoption is permitted for annual periods beginning after December 15, 2018, and interim periods therein.

January 1, 2020

The adoption of this standard and related amendments will result in the recognition of a cumulative effect adjustment that is not expected to be material to our retained earnings, to record allowances for credit losses as of the date of adoption, primarily related to commercial and residential mortgage loans, as well as reinsurance recoverables.

ASU 2019-04, Codification Improvements to Topic 326, Financial Instruments – Credit Losses, Topic 815, Derivatives and Hedging and Topic 825, Financial Instruments

These amendments clarify the measurement, recognition and presentation of the allowance for credit losses on accrued interest receivable balances; the inclusion of recoveries when estimating the allowance for credit losses; the inclusion of all ASC Topic 944 – Financial Services – Insurance reinsurance recoverables within the scope of ASC 326-20; and provide additional targeted clarifications on the calculation of the allowance for credit losses.

These amendments also make targeted clarifications to ASC Topics 815 and 825.  Early adoption is permitted.

January 1, 2020

Our adoption of ASU 2016-13 and related amendments is discussed above.  The adoption of the remainder of this guidance will not have a material impact on our financial condition and results of operations.

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Standard	Description	Projected Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2018-12, Targeted Improvements to the Accounting for Long-Duration Contracts and related amendments

These amendments make changes to the accounting and reporting for long-duration contracts issued by an insurance entity that will significantly change how insurers account for long-duration contracts, including how they measure, recognize and make disclosures about insurance liabilities and DAC.  Under this ASU, insurers will be required to review cash flow assumptions at least annually and update them if necessary.  They also will have to make quarterly updates to the discount rate assumptions they use to measure the liability for future policyholder benefits.  The ASU creates a new category of market risk benefits (i.e., features that protect the contract holder from capital market risk and expose the insurer to that risk) that insurers will have to measure at fair value.  The ASU provides various transition methods by topic that entities may elect upon adoption.  The ASU is currently effective January 1, 2022, and early adoption is permitted.

		January 1, 2022	We are currently evaluating the impact of adopting this ASU on our financial condition and results of operations.
ASU 2020-04, Reference Rate Reform (Topic 848)

The amendments in this update provide optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting.  The amendments provide optional expedients and exceptions for applying GAAP to contracts, hedging relationships and other transactions impacted by reference rate reform.  If certain criteria are met, an entity will not be required to remeasure or reassess contracts impacted by reference rate reform.  Additionally, changes to the critical terms of a hedging relationship affected by reference rate reform will not require entities to de-designate the relationship if certain requirements are met.  The expedients and exceptions provided by the amendments do not apply to contracts modifications made and hedging relationships entered into or evaluated after December 31, 2022, except for hedging relationships existing as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship.  Adoption was permitted at the time of issuance.

		Not yet determined	We are currently evaluating the impact of adopting this ASU on our financial condition and results of operations.

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3.  Investments

Fixed Maturity AFS Securities

The amortized cost, gross unrealized gains, losses and OTTI and fair value of fixed maturity AFS securities (in millions) were as follows:

	As of December 31, 2019
	Amortized	Gross Unrealized			Fair
	Cost	Gains	Losses	OTTI (1)	Value
Fixed maturity AFS securities:
Corporate bonds	$6,192	$790	$26	$-	$6,956
U.S. government bonds	15	3	-	-	18
State and municipal bonds	413	78	1	-	490
Foreign government bonds	32	4	-	-	36
RMBS	333	21	1	(2)	355
CMBS	24	1	-	-	25
ABS	107	2	2	(7)	114
Hybrid and redeemable preferred securities	31	8	-	-	39
Total fixed maturity AFS securities	$7,147	$907	$30	$(9)	$8,033

	As of December 31, 2018
	Amortized	Gross Unrealized			Fair
	Cost	Gains	Losses	OTTI (1)	Value
Fixed maturity AFS securities:
Corporate bonds	$6,321	$250	$233	$-	$6,338
U.S. government bonds	15	3	-	-	18
State and municipal bonds	377	48	4	-	421
Foreign government bonds	32	3	-	-	35
RMBS	292	11	5	(2)	300
CMBS	16	-	-	-	16
ABS	101	1	3	(4)	103
Hybrid and redeemable preferred securities	46	4	1	-	49
Total fixed maturity AFS securities	$7,200	$320	$246	$(6)	$7,280

(1)	Includes unrealized (gains) and losses on credit-impaired securities related to changes in the fair value of such securities subsequent to the impairment measurement date.

The amortized cost and fair value of fixed maturity AFS securities by contractual maturities (in millions) as of December 31, 2019, were as follows:

	Amortized	Fair
	Cost	Value
Due in one year or less	$201	$181
Due after one year through five years	754	786
Due after five years through ten years	1,084	1,212
Due after ten years	4,644	5,360
Subtotal	6,683	7,539
Structured securities (RMBS, CMBS, ABS)	464	494
Total fixed maturity AFS securities	$7,147	$8,033

Actual maturities may differ from contractual maturities because issuers may have the right to call or pre-pay obligations.

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The fair value and gross unrealized losses, including the portion of OTTI recognized in OCI, of fixed maturity AFS securities (dollars in millions), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:

	As of December 31, 2019
	Less Than or Equal		Greater Than
	to Twelve Months		Twelve Months		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair	Losses and	Fair	Losses and	Fair	Losses and
	Value	OTTI	Value	OTTI	Value	OTTI
Fixed maturity AFS securities:
Corporate bonds	$121	$2	$95	$24	$216	$26
State and municipal bonds	30	1	-	-	30	1
RMBS	61	1	-	-	61	1
ABS	18	-	11	2	29	2
Total fixed maturity AFS securities	$230	$4	$106	$26	$336	$30

Total number of fixed maturity AFS securities in an unrealized loss position						94

	As of December 31, 2018
	Less Than or Equal		Greater Than
	to Twelve Months		Twelve Months		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair	Losses and	Fair	Losses and	Fair	Losses and
	Value	OTTI	Value	OTTI	Value	OTTI
Fixed maturity AFS securities:
Corporate bonds	$2,469	$157	$533	$76	$3,002	$233
State and municipal bonds	65	3	8	1	73	4
RMBS	56	1	54	4	110	5
ABS	10	-	25	5	35	5
Hybrid and redeemable
preferred securities	-	-	18	1	18	1
Total fixed maturity AFS securities	$2,600	$161	$638	$87	$3,238	$248

Total number of fixed maturity AFS securities in an unrealized loss position						589

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The fair value, gross unrealized losses, the portion of OTTI recognized in OCI (in millions) and number of fixed maturity AFS securities where the fair value had declined and remained below amortized cost by greater than 20% were as follows:

	As of December 31, 2019
				Number
	Fair	Gross Unrealized		of
	Value	Losses	OTTI	Securities (1)
Twelve months or greater	$36	$21	$-	7
Total	$36	$21	$-	7

	As of December 31, 2018
				Number
	Fair	Gross Unrealized		of
	Value	Losses	OTTI	Securities (1)
Less than six months	$31	$9	$-	6
Six months or greater, but less than nine months	25	14	-	3
Nine months or greater, but less than twelve months	11	8	-	2
Twelve months or greater	14	4	2	7
Total	$81	$35	$2	18

(1)	We may reflect a security in more than one aging category based on various purchase dates.

We regularly review our investment holdings for OTTI.  Our gross unrealized losses, including the portion of OTTI recognized in OCI, on fixed maturity AFS securities decreased by $218 million for the year ended December 31, 2019.  As discussed further below, we believe the unrealized loss position as of December 31, 2019, did not represent OTTI as (i) we did not intend to sell these fixed maturity AFS securities; (ii) it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis; and (iii) the estimated future cash flows were equal to or greater than the amortized cost basis of the debt securities.

Based upon this evaluation as of December 31, 2019, management believes we have the ability to generate adequate amounts of cash from our normal operations (e.g., insurance premiums, fee income and investment income) to meet cash requirements with a prudent margin of safety without requiring the sale of our temporarily-impaired securities.

As of December 31, 2019, the unrealized losses associated with our corporate bond securities were attributable primarily to widening credit spreads and rising interest rates since purchase.  We performed a detailed analysis of the financial performance of the underlying issuers and determined that we expected to recover the entire amortized cost for each temporarily-impaired security.

As of December 31, 2019, the unrealized losses associated with our MBS and ABS were attributable primarily to widening credit spreads and rising interest rates since purchase.  We assessed for credit impairment using a cash flow model that incorporates key assumptions including default rates, severities and prepayment rates.  We estimated losses for a security by forecasting the underlying loans in each transaction.  The forecasted loan performance was used to project cash flows to the various tranches in the structure, as applicable.  Our forecasted cash flows also considered, as applicable, independent industry analyst reports and forecasts and other independent market data.  Based upon our assessment of the expected credit losses of the security given the performance of the underlying collateral compared to our subordination or other credit enhancement, we expected to recover the entire amortized cost of each temporarily-impaired security.

As of December 31, 2019, the unrealized losses associated with our hybrid and redeemable preferred securities were attributable primarily to wider credit spreads caused by illiquidity in the market and subordination within the capital structure, as well as credit risk of underlying issuers.  For our hybrid and redeemable preferred securities, we evaluated the financial performance of the underlying issuers based upon credit performance and investment ratings and determined that we expected to recover the entire amortized cost of each temporarily-impaired security.

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Changes in the amount of credit loss of OTTI recognized in net income (loss) where the portion related to other factors was recognized in OCI (in millions) on fixed maturity AFS securities were as follows:

	For the Years Ended December 31,
	2019	2018	2017
Balance as of beginning-of-year	$39	$39	$47
Increases attributable to:
Credit losses on securities for which an
OTTI was not previously recognized	-	-	1
Decreases attributable to:
Securities sold, paid down or matured	(18)	-	(9)
Balance as of end-of-year	$21	$39	$39

During 2019 and 2018, there were no credit losses on securities for which an OTTI was not previously recognized.  During 2017, we recorded credit losses on securities for which an OTTI was not previously recognized as we determined the cash flows expected to be collected would not be sufficient to recover the entire amortized cost basis of the debt security.  The credit losses we recorded on securities for which an OTTI was not previously recognized were attributable primarily to one or a combination of the following reasons:

•	Failure of the issuer of the security to make scheduled payments;
•	Deterioration of creditworthiness of the issuer;
•	Deterioration of conditions specifically related to the security;
•	Deterioration of fundamentals of the industry in which the issuer operates; and
•	Deterioration of the rating of the security by a rating agency.

We recognize the OTTI attributed to the noncredit portion as a separate component in OCI referred to as unrealized OTTI on fixed maturity AFS securities.

Determination of Credit Losses on Corporate Bonds

As of December 31, 2019 and 2018, we reviewed our corporate bond portfolio for potential shortfalls in contractual principal and interest based on numerous subjective and objective inputs.  The factors used to determine the amount of credit loss for each individual security, include, but are not limited to, near-term risk, substantial discrepancy between book and market value, sector or company-specific volatility, negative operating trends and trading levels wider than peers.

Determination of Credit Losses on MBS and ABS

As of December 31, 2019 and 2018, default rates were projected by considering underlying MBS and ABS loan performance and collateral type.  Projected default rates on existing delinquencies vary depending on loan type and severity of delinquency status.  In addition, we estimate the potential contributions of currently performing loans that may become delinquent in the future based on the change in delinquencies and loan liquidations experienced in the recent history.  Finally, we develop a default rate timing curve by aggregating the defaults for all loans in the pool (delinquent loans, foreclosure and real estate owned and new delinquencies from currently performing loans) and the associated loan-level loss severities.

We use certain available loan characteristics such as lien status, loan sizes and occupancy to estimate the loss severity of loans.  Second lien loans are assigned 100% severity, if defaulted.  For first lien loans, we assume a minimum of 30% severity, with higher severity assumed for investor properties and further adjusted by housing price assumptions.  With the default rate timing curve and loan-level loss severity, we derive the future expected credit losses.

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Mortgage Loans on Real Estate

There were no past due or impaired mortgage loans on real estate as of December 31, 2019 and 2018.

As described in Note 1, we use loan-to-value and debt-service coverage ratios as credit quality indicators for our commercial mortgage loans on real estate (dollars in millions) as follows:

	As of December 31, 2019			As of December 31, 2018
			Debt-			Debt-
			Service			Service
	Carrying	% of	Coverage	Carrying	% of	Coverage
Loan-to-Value Ratio	Value	Total	Ratio	Value	Total	Ratio
Less than 65%	$888	96.9%	2.90	$784	96.0%	2.70
65% to 74%	28	3.1%	1.39	33	4.0%	1.42
Total	$916	100.0%		$817	100.0%

Our commercial mortgage loan portfolio is geographically diversified with the largest concentrations in New York, which accounted for 45% and 55% of commercial mortgage loans on real estate as of December 31, 2019 and 2018, respectively, and California, which accounted for 18% and 15% of commercial mortgage loans on real estate as of December 31, 2019 and 2018, respectively.

Net Investment Income

The major categories of net investment income (in millions) on our Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2019	2018	2017
Fixed maturity AFS securities	$340	$349	$358
Mortgage loans on real estate	36	32	30
Policy loans	15	5	18
Invested cash	1	1	1
Commercial mortgage loan prepayment
and bond make-whole premiums	10	7	11
Consent fees	-	-	1
Investment income	402	394	419
Investment expense	(3)	(3)	(3)
Net investment income	$399	$391	$416

Realized Gain (Loss)

Details underlying realized gain (loss) (in millions) reported on our Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2019	2018	2017
Fixed maturity AFS securities:
Gross gains	$3	$1	$-
Gross losses	(7)	(8)	(1)
Gross OTTI	-	-	(1)
Associated amortization of DAC, VOBA, DSI and DFEL
and changes in other contract holder funds	-	(1)	(1)
Total realized gain (loss) related to certain investments	(4)	(8)	(3)
Realized gain (loss) on the mark-to-market on certain
instruments (1)	43	1	-
GLB fees ceded to LNL and attributed fees:
Gross gain (loss)	(8)	(10)	(11)
Associated amortization of DAC, VOBA, DSI and DFEL	(2)	(2)	(2)
Total realized gain (loss)	$29	$(19)	$(16)

(1)	Represents changes in the fair values of certain derivative investments and reinsurance related embedded derivatives. See Notes 4 and 7 for information regarding modified coinsurance (“Modco”).

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Details underlying write-downs taken as a result of OTTI that were recognized in net income (loss) and included in realized gain (loss) on fixed maturity AFS securities above (in millions) were as follows:

	For the Years Ended December 31,
	2019	2018	2017
OTTI Recognized in Net Income (Loss)
Fixed maturity AFS securities:
Corporate bonds	$-	$-	$(1)
Gross OTTI recognized in net income (loss)	-	-	(1)
Associated amortization of DAC, VOBA, DSI and DFEL	-	-	-
Net OTTI recognized in net income (loss)	$-	$-	$(1)

We recognized less than $1 million of OTTI in OCI for the years ended December 31, 2019, 2018 and 2017.

Payables for Collateral on Investments

The carrying value of the payables for collateral on investments included on our Balance Sheets and the fair value of the related investments or collateral (in millions) consisted of the following:

	As of December 31, 2019		As of December 31, 2018
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Collateral payable for derivative investments (1)	$14	$14	$-	$-

(1)

We obtain collateral based upon contractual provisions with our counterparties.  These agreements take into consideration the counterparties’ credit rating as compared to ours, the fair value of the derivative investments and specified thresholds that if exceeded result in the receipt of cash that is typically invested in cash and invested cash.  See Note 4 for additional information.

Increase (decrease) in payables for collateral on investments (in millions) consisted of the following:

	For the Years Ended December 31,
	2019	2018	2017
Collateral payable for derivative investments	$14	$-	$-

Investment Commitments

As of December 31, 2019, our investment commitments were $68 million, which included $42 million of mortgage loans on real estate and $26 million of private placement securities.

Concentrations of Financial Instruments

As of December 31, 2019, our most significant investments in one issuer were our investments in securities issued by the Federal Home Loan Mortgage Corporation and the Government National Mortgage Association with a fair value of $125 million and $113 million, respectively, or 1% of total investments.  As of December 31, 2018, our most significant investments in one issuer were our investments in securities issued by the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association with a fair value of $128 million and $77 million, respectively, or 2% and 1%, respectively, of total investments.  These concentrations include fixed maturity AFS and equity securities.

As of December 31, 2019 and 2018, our most significant investments in one industry were our investments in securities in the consumer non-cyclical industry with a fair value of $1.3 billion and $1.2 billion, respectively, or 14% of total investments, and our investments in securities in the financial services industry with a fair value of $1.2 billion and $1.1 billion, respectively, or 13% of total investments.  These concentrations include fixed maturity AFS and equity securities.

Assets on Deposit

We had investment assets on deposit with regulatory agencies with a fair value of $15 million as of December 31, 2019 and 2018.

4.  Derivative Instruments

We maintain an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency exchange risk and equity market risk.  We assess these risks by continually identifying and monitoring changes in our exposures that may adversely affect expected future cash flows and by evaluating hedging opportunities.

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Derivative activities are monitored by various management committees.  The committees are responsible for overseeing the implementation of various hedging strategies that are developed through the analysis of financial simulation models and other internal and industry sources.  The resulting hedging strategies are incorporated into our overall risk management strategies.

See Note 1 for a detailed discussion of the accounting treatment for derivative instruments.  See Note 14 for additional disclosures related to the fair value of our derivative instruments.

Interest Rate Contracts

We use derivative instruments as part of our interest rate risk management strategy.  These instruments are economic hedges unless otherwise noted and include:

Forward-Starting Interest Rate Swaps

We use forward-starting interest rate swaps to hedge the interest rate exposure within our life products related to the forecasted purchases of certain assets.

Reverse Treasury Locks

We use reverse treasury locks designated and qualifying as cash flow hedges to hedge the interest rate exposure related to the anticipated purchase of fixed-rate securities.  These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

Foreign Currency Contracts

We use derivative instruments as part of our foreign currency risk management strategy. These instruments are economic hedges unless otherwise noted and include:

Foreign Currency Swaps

We use foreign currency swaps designated and qualifying as cash flow hedges to hedge foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange one currency for another at specified dates in the future at a specified exchange rate.

Equity Market Contracts

We use derivative instruments as part of our equity market risk management strategy that are economic hedges and include:

Call Options Based on the S&P 500 Index®

Our indexed annuity and indexed universal life (“IUL”) contracts permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500. Contract holders may elect to rebalance index options at renewal dates. At the end of each indexed term, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees. We use call options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period.

Embedded Derivatives

We have embedded derivatives that include:

GLB Reserves Embedded Derivatives

We transfer the majority of the liability for our GWB and GIB features to LNL, who uses a hedging strategy designed to mitigate the risk and income statement volatility caused by changes in the equity markets, interest rates and volatility associated with these features.  The hedging strategy is designed such that changes in the value of the hedge contracts due to changes in equity markets, interest rates and implied volatilities hedge the income statement effect of changes in embedded derivative GLB reserves caused by those same factors.  The hedge positions are rebalanced based upon changes in these factors as needed.  While we actively manage the hedge positions, these hedge positions may not be totally effective in offsetting changes in the embedded derivative reserve due to, among other things, differences in timing between when a market exposure changes and corresponding changes to the hedge positions, extreme swings in the equity markets and interest rates, market volatility, contract holder behavior, divergence between the performance of the underlying funds and the hedging indices, divergence between the actual and expected performance of the hedge instruments and our ability to purchase hedging instruments at prices consistent with the desired risk and return trade-off.

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Certain features of these guarantees have elements of both insurance benefits accounted for under the Financial Services – Insurance – Claim Costs and Liabilities for Future Policy Benefits Subtopic of the FASB ASC (“benefit reserves”) and embedded derivatives accounted for under the Derivatives and Hedging and the Fair Value Measurements and Disclosures Topics of the FASB ASC (“embedded derivative reserves”).  We calculate the value of the benefit reserves and the embedded derivative reserves based on the specific characteristics of each GLB feature.

Indexed Annuity and IUL Contracts Embedded Derivatives

Our indexed annuity and IUL contracts permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500 Index®.  Contract holders may elect to rebalance index options at renewal dates, either annually or biannually.  As of each renewal date, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees.

Reinsurance Related Embedded Derivatives

We have certain modified coinsurance (“Modco”) and coinsurance with funds withheld reinsurance agreements with embedded derivatives related to the withheld assets of the related funds.  These derivatives are considered total return swaps with contractual returns that are attributable to various assets and liabilities associated with these reinsurance agreements.

We have derivative instruments with off-balance-sheet risks whose notional or contract amounts exceed the related credit exposure.  Outstanding derivative instruments with off-balance-sheet risks (in millions) were as follows:

	As of December 31, 2019			As of December 31, 2018
	Notional	Fair Value		Notional	Fair Value
	Amounts	Asset	Liability	Amounts	Asset	Liability
Qualifying Hedges
Cash flow hedges:
Interest rate contracts (1)	$150	$15	$2	$150	$1	$2
Foreign currency contracts (1)	27	-	3	-	-	-
Total cash flow hedges	177	15	5	150	1	2
Non-Qualifying Hedges
Economic hedges:
Interest rate contracts (1)	250	-	-	100	1	-
Equity market contracts (1)	12	1	-	-	-	-
Embedded derivatives:
GLB direct (2)	-	-	4	-	-	16
GLB ceded (2)	-	4	-	-	15	-
Reinsurance related (3)	-	15	-	-	12	-
Indexed annuity and IUL contracts (4)	-	-	2	-	-	1
Total derivative instruments	$439	$35	$11	$250	$29	$19

(1)	Reported in derivative investments and other liabilities on our Balance Sheets.
(2)	Reported in other assets and other liabilities on our Balance Sheets.
(3)	Reported in reinsurance related embedded derivatives on our Balance Sheets.
(4)	Reported in future contract benefits on our Balance Sheets.

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The maturity of the notional amounts of derivative instruments (in millions) was as follows:

	Remaining Life as of December 31, 2019
	Less Than	1 – 5	6 – 10	11 – 30	Over 30
	1 Year	Years	Years	Years	Years	Total
Interest rate contracts (1)	$90	$60	$-	$-	$250	$400
Foreign currency contracts (2)	-	-	3	11	13	27
Equity market contracts	12	-	-	-	-	12
Total derivative instruments
with notional amounts	$102	$60	$3	$11	$263	$439

(1)	As of December 31, 2019, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was November 24, 2021.
(2)	As of December 31, 2019, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was February 26, 2050.

The change in our unrealized gain (loss) on derivative instruments within accumulated other comprehensive income (loss) (“AOCI”) (in millions) was as follows:

	For the Years Ended December 31,
	2019	2018	2017
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$-	$1	$-
Other comprehensive income (loss):
Unrealized holding gains (losses) arising during the year:
Cash flow hedges:
Interest rate contracts	13	(1)	1
Foreign currency contracts	(1)	-	-
Change in foreign currency exchange rate adjustment	(1)	-	-
Change in DAC, VOBA, DSI and DFEL	(1)	-	-
Income tax benefit (expense)	(2)	-	-
Balance as of end-of-year	$8	$-	$1

The effects of qualifying and non-qualifying hedges (in millions) on the Statements of Comprehensive Income (Loss) were as follows:

	Gain (Loss)
	Recognized in Income
	For the Year Ended
	December 31, 2019
	Realized	Net
	Gain	Investment
	(Loss)	Income
Total Line Items in which the Effects of Fair Value
or Cash Flow Hedges are Recorded	$29	$399

Non-Qualifying Hedges
Interest rate contracts	43	-
Embedded derivatives:
GLB	1	-
Indexed annuity and IUL contracts	(1)	-

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The gains (losses) on derivative instruments (in millions) recorded within net income (loss) on our Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2018	2017
Non-Qualifying Hedges
Interest rate contracts (1)	$1	$-
Embedded derivatives:
GLB reserves (1)	(1)	-
Total derivative instruments	$-	$-

(1)	Reported in realized gain (loss) on our Statements of Comprehensive Income (Loss).

As of December 31, 2019, less than $1 million of the deferred net gains (losses) on derivative instruments in AOCI were expected to be reclassified to earnings during the next 12 months.

Credit Risk

We are exposed to credit losses in the event of non-performance by our counterparties on various derivative contracts and reflect assumptions regarding the credit or Non-Performance Risk (“NPR”).  The NPR is based upon assumptions for each counterparty’s credit spread over the estimated weighted average life of the counterparty exposure, less collateral held.  As of December 31, 2019, the NPR adjustment was zero.  The credit risk associated with such agreements is minimized by entering into agreements with financial institutions with long-standing, superior performance records.  Additionally, we maintain a policy of requiring derivative contracts to be governed by an International Swaps and Derivatives Association (“ISDA”) Master Agreement.  We are required to maintain minimum ratings as a matter of routine practice in negotiating ISDA agreements. Under some ISDA agreements, we have agreed to maintain certain financial strength or claims-paying ratings. A downgrade below these levels could result in termination of derivative contracts, at which time any amounts payable by us would be dependent on the market value of the underlying derivative contracts.  Our ISDA agreements are supported by credit support annexes requiring the parties to collateralize outstanding exposures.  The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in our favor.  We did not have any exposure as of December 31, 2019 or 2018.

The amounts recognized (in millions) by Standard & Poor (“S&P”) credit rating of counterparty, for which we had the right to reclaim cash collateral or were obligated to return cash collateral, were as follows:

	As of December 31, 2019		As of December 31, 2018
	Collateral	Collateral	Collateral	Collateral
	Posted by	Posted by	Posted by	Posted by
S&P	Counter-	LLANY	Counter-	LLANY
Credit	Party	(Held by	Party	(Held by
Rating of	(Held by	Counter-	(Held by	Counter-
Counterparty	LLANY)	Party)	LLANY)	Party)

AA-	$-	$-	$-	$-
A+	14	-	-	(1)
A	-	-	-	-
A-	-	-	-	-
BBB+	-	-	-	-
	$14	$-	$-	$(1)

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Balance Sheet Offsetting

Information related to the effects of offsetting on our Balance Sheets (in millions) was as follows:

	As of December 31, 2019
		Embedded
	Derivative	Derivative
	Instruments	Instruments	Total

Financial Assets
Gross amount of recognized assets	$16	$19	$35
Gross amounts offset	(5)	-	(5)
Net amount of assets	11	19	30
Gross amounts not offset:
Cash collateral	(14)	-	(14)
Net amount	$(3)	$19	$16

Financial Liabilities
Gross amount of recognized liabilities	$-	$6	$6
Gross amounts offset	-	-	-
Net amount of liabilities	-	6	6
Gross amounts not offset:
Cash collateral	-	-	-
Net amount	$-	$6	$6

As of December 31, 2018, the offset on our Balance Sheets associated with our derivative instruments was less than $2 million. There was no offsetting on our Balance Sheets associated with our embedded derivative instruments.

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5.  Federal Income Taxes

The federal income tax expense (benefit) (in millions) was as follows:

	For the Years Ended December 31,
	2019	2018	2017
Current	$35	$15	$72
Deferred	12	(13)	(222)
Federal income tax expense (benefit)	$47	$2	$(150)

A reconciliation of the effective tax rate differences (in millions) was as follows:

	For the Years Ended December 31,
	2019	2018	2017
Income (loss) before taxes	$252	$73	$131
Federal statutory rate	21%	21%	35%
Federal income tax expense (benefit) at federal statutory rate	53	16	46
Effect of:
Tax-preferred investment income (1)	(4)	(3)	(8)
Tax credits	(2)	(1)	(1)
Goodwill impairment	-	-	12
Tax impact associated with the Tax Cuts and Jobs Act (2)	(1)	(9)	(197)
Other items	1	(1)	(2)
Federal income tax expense (benefit)	$47	$2	$(150)
Effective tax rate	19%	3%	-115%

(1)

Relates primarily to separate account dividends eligible for the dividends-received deduction.  As a result of the Tax Cuts and Jobs Act (the “Tax Act”), the recorded tax benefit for the separate account dividends-received deduction was lower in 2019 and 2018 as compared to 2017.

(2)

As a result of the enactment of the Tax Act in 2017, we remeasured our existing deferred tax balances at the prevailing corporate federal income tax rate of 21% and recognized a $197 million tax benefit.  In 2018, we recognized a $9 million net tax benefit from the impact of the reduced federal statutory rate under the Tax Act on our adoption of an Internal Revenue Service pronouncement related to variable annuity contracts.  In 2019, we recognized a $1 million net tax benefit from the impact of the reduced corporate tax rate under the Tax Act on our election to revalue policyholder tax reserves.

We file with a consolidated group; however, we calculate our tax expense (benefit) on a separate company basis.

The federal income tax asset (liability) (in millions) was as follows:

	As of December 31,
	2019	2018
Current	$(15)	$13
Deferred	(344)	(211)
Total federal income tax asset (liability)	$(359)	$(198)

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Significant components of our deferred tax assets and liabilities (in millions) were as follows:

	As of December 31,
	2019	2018
Deferred Tax Assets
Investment activity	$26	$-
Other	1	1
Total deferred tax assets	$27	$1
Deferred Tax Liabilities
DAC	$10	$57
VOBA	58	39
Net unrealized gain on fixed maturity AFS securities	186	17
Future contract benefits and other contract holder funds	112	93
Other	5	6
Total deferred tax liabilities	$371	$212
Net deferred tax asset (liability)	$(344)	$(211)

Although realization is not assured, management believes that it is more likely than not that we will realize the benefits of all of our deferred tax assets, and, accordingly, no valuation allowance has been recorded.

We recognize interest and penalties accrued, if any, related to unrecognized tax benefits as a component of tax expense.  As of December 31, 2019 and 2018, we did not have any material unrecognized tax benefits; therefore, we did not have any related accrued interest and penalty expense.  Additionally, for the years ended December 31, 2019, 2018 and 2017, we did not recognize any interest and penalty expense related to uncertain tax positions.  We are not aware of any events for which it is likely that unrecognized tax benefits will significantly increase or decrease within the next year.

We are subject to examination by U.S. federal, state, local and non-U.S. income authorities.  We are currently not under examination by the Internal Revenue Service; however, tax years 2016 and forward remain open under the applicable statute of limitations.  We are currently under examination by several state and local taxing jurisdictions; however, we do not expect these examinations will materially impact us.

6.  DAC, VOBA, DSI and DFEL

Changes in DAC (in millions) were as follows:

	For the Years Ended December 31,
	2019	2018	2017
Balance as of beginning-of-year	$392	$372	$386
Deferrals	37	31	53
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(39)	(40)	(46)
Unlocking	(33)	(28)	4
Adjustment related to realized (gains) losses	(2)	(3)	(3)
Adjustment related to unrealized (gains) losses	(178)	60	(22)
Balance as of end-of-year	$177	$392	$372

Changes in VOBA (in millions) were as follows:

	For the Years Ended December 31,
	2019	2018	2017
Balance as of beginning-of-year	$186	$187	$225
Amortization:
Amortization, excluding unlocking	(33)	(33)	(34)
Unlocking	150	(13)	4
Accretion of interest (1)	12	12	13
Adjustment related to unrealized (gains) losses	(39)	33	(21)
Balance as of end-of-year	$276	$186	$187

(1)	The interest accrual rates utilized to calculate the accretion of interest ranged from 5.7% to 6.6%.

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Estimated future amortization of VOBA, net of interest (in millions), as of December 31, 2019, was as follows:

2020	$16
2021	18
2022	20
2023	19
2024	19

Changes in DSI (in millions) were as follows:

	For the Years Ended December 31,
	2019	2018	2017
Balance as of beginning-of-year	$7	$8	$9
Deferrals	-	1	1
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(1)	(2)	(2)
Balance as of end-of-year	$6	$7	$8

Changes in DFEL (in millions) were as follows:

	For the Years Ended December 31,
	2019	2018	2017
Balance as of beginning-of-year	$159	$129	$131
Deferrals	27	23	23
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(9)	(6)	(11)
Unlocking	(15)	(13)	(1)
Adjustment related to realized (gains) losses	-	(1)	(1)
Adjustment related to unrealized (gains) losses	(58)	27	(12)
Balance as of end-of-year	$104	$159	$129

7.  Reinsurance

The following summarizes reinsurance amounts (in millions) recorded on our Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2019	2018	2017
Direct insurance premiums and fee income	$691	$679	$673
Reinsurance ceded	(187)	(184)	(179)
Total insurance premiums and fee income	$504	$495	$494

Direct insurance benefits	$587	$595	$525
Reinsurance recoveries netted against benefits	(182)	(231)	(191)
Total benefits	$405	$364	$334

We cede insurance to other companies.  The portion of our life insurance and annuity risks exceeding our retention limit is reinsured with other insurers.  We seek reinsurance coverage to limit our exposure to mortality losses and to enhance our capital management.  As discussed in Note 17, a portion of this reinsurance activity is with affiliated companies.

As of December 31, 2019, the policy for our reinsurance program was to retain up to $20 million on a single insured life.  As the amount we retain varies by policy, we reinsured approximately 30% of the mortality risk on newly issued life insurance contracts in 2019.    Portions of our variable and deferred annuity business have been reinsured on a Modco basis with other companies to limit our exposure to interest rate risks.  As of December 31, 2019 and 2018, the reserves associated with these reinsurance arrangements totaled $3 million.

We focus on obtaining reinsurance from a diverse group of reinsurers, and we monitor concentration as well as financial strength ratings of our reinsurers.  Reinsurance contracts do not relieve an insurer from its primary obligation to policyholders.  Therefore, the failure of a reinsurer to discharge its reinsurance obligations could result in a loss to us.  We regularly evaluate the financial condition of our reinsurers and monitor concentrations of credit risk related to reinsurance activities.  Our amounts recoverable from reinsurers represent receivables from and reserves ceded to reinsurers.  The amounts recoverable from reinsurers were $536 million and $527 million as of December 31, 2019 and 2018, respectively.

See Note 4 for information on reinsurance related embedded derivatives.

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8.  Goodwill and Specifically Identifiable Intangible Assets

The changes in the carrying amount of goodwill (in millions) by reportable segment were as follows:

	For the Year Ended December 31, 2019
	Gross	Accumulated
	Goodwill	Impairment		Net
	as of	as of		Goodwill
	Beginning-	Beginning-		as of End-
	of-Year	of-Year	Impairment	of-Year
Annuities	$26	$-	$-	$26
Life Insurance	136	(136)	-	-
Total goodwill	$162	$(136)	$-	$26

	For the Year Ended December 31, 2018
	Gross	Accumulated
	Goodwill	Impairment		Net
	as of	as of		Goodwill
	Beginning-	Beginning-		as of End-
	of-Year	of-Year	Impairment	of-Year
Annuities	$26	$-	$-	$26
Life Insurance	136	(136)	-	-
Total goodwill	$162	$(136)	$-	$26

The fair values of our reporting units (Level 3 fair value estimates) are comprised of the value of in-force (i.e., existing) business and the value of new business.  Specifically, new business is representative of cash flows and profitability associated with policies or contracts we expect to issue in the future, reflecting our forecasts of future sales volume and product mix over a 10-year period.  To determine the values of in-force and new business, we use a discounted cash flows technique that applies a discount rate reflecting the market expected, weighted-average rate of return adjusted for the risk factors associated with operations to the projected future cash flows for each reporting unit.

As of October 1, 2019 and 2018, we performed our annual quantitative goodwill impairment test for our reporting unit, and, as of each such date, the fair value was in excess of the reporting unit’s carrying value for Annuities.

As of October 1, 2017, the date of our annual quantitative assessment of goodwill, our Annuities reporting unit had a fair value that exceeded its carrying value.  Our early adoption of ASU 2017-04, “Simplifying the Test for Goodwill Impairment,” resulted in impairment of the Life Insurance reporting unit goodwill of $34 million during the fourth quarter of 2017 driven primarily from the impact of the December 22, 2017, enactment of the Tax Act that increased the carrying value of the Life Insurance reporting unit in excess of its fair value, bringing the Life Insurance goodwill to zero as of December 31, 2017.

The gross carrying amounts and accumulated amortization (in millions) for our major specifically identifiable intangible asset class by reportable segment were as follows:

	As of December 31, 2019		As of December 31, 2018
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Life Insurance:
Sales force	$7	$4	$7	$4

Future estimated amortization of the specifically identifiable intangible assets was immaterial as of December 31, 2019.

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9.  Guaranteed Benefit Features

Information on the GDB features outstanding (dollars in millions) was as follows:

	As of December 31,
	2019 (1)	2018 (1)
Return of Net Deposits
Total account value	$4,914	$4,316
Net amount at risk (2)	2	55
Average attained age of contract holders	64 years	63 years

Minimum Return (3)
Average attained age of contract holders	N/A	88 years
Guaranteed minimum return	5%	5%

Anniversary Contract Value
Total account value	$1,296	$1,166
Net amount at risk (2)	4	96
Average attained age of contract holders	70 years	69 years

(1)    Our variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.

(2)    Represents the amount of death benefit in excess of the account balance that is subject to market fluctuations.

(3)    We had one active policy with a minimum return GDB rider that ended during 2019.  As of December 31, 2019, we had no policies with a minimum return GDB rider.

The determination of GDB liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience.  The following summarizes the balances of and changes in the liabilities for GDBs (in millions), which were recorded in future contract benefits on our Balance Sheets:

	For the Years Ended December 31,
	2019	2018	2017
Balance as of beginning-of-year	$6	$3	$3
Changes in reserves	(2)	3	-
Balance as of end-of-year	$4	$6	$3

Variable Annuity Contracts

Account balances of variable annuity contracts, including those with guarantees, (in millions) were invested in separate account investment options as follows:

	As of December 31,
	2019	2018
Asset Type
Domestic equity	$2,507	$2,079
International equity	790	733
Fixed income	1,941	1,743
Total	$5,238	$4,555

Percent of total variable annuity
separate account values	91%	91%

Secondary Guarantee Products

Future contract benefits and other contract holder funds include reserves for our secondary guarantee products sold through our Life Insurance segment.  Reserves on UL and VUL products with secondary guarantees represented 30% and 32% of total life insurance in-force reserves as of December 31, 2019 and 2018, respectively.

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10.  Contingencies and Commitments

Contingencies

Regulatory and Litigation Matters

Regulatory bodies, such as state insurance departments, the Securities and Exchange Commission, Financial Industry Regulatory Authority and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws and unclaimed property laws.

From time to time we may have various pending or threatened legal or regulatory proceedings, including purported class actions, arising from the conduct of business both in the ordinary course and otherwise.  In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought.  Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief.  Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court.  In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding verdicts obtained in the jurisdiction for similar matters.  This variability in pleadings, together with the actual experiences of LLANY in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

Due to the unpredictable nature of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time is normally difficult to ascertain.  Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal.  Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

We establish liabilities for litigation and regulatory loss contingencies when information related to the loss contingencies shows both that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated.  It is possible that some matters could require us to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2019.  While the potential future charges could be material in the particular period in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material adverse effect on LLANY’s financial condition.

Cost of Insurance Litigation

Hanks v. The Lincoln Life and Annuity Company of New York and Voya Retirement Insurance and Annuity Company (“Voya”), filed in the U.S. District Court for the Southern District of New York, No. 1:16-cv-6399, is a putative class action that was served on LLANY on August 12, 2016.  Plaintiff owns a universal life policy originally issued by Aetna (now Voya) and alleges that (i) Voya breached the terms of the policy when it increased non-guaranteed cost of insurance rates on Plaintiff’s policy; and (ii) LLANY, as reinsurer and administrator of Plaintiff’s policy, engaged in wrongful conduct related to the cost of insurance increase and was unjustly enriched as a result.  Plaintiff seeks to represent all owners of Aetna life insurance policies that were subject to non-guaranteed cost of insurance rate increases in 2016 and seeks damages on their behalf.  On March 13, 2019, the court issued an order granting plaintiff’s motion for class certification for the breach of contract claim and denying such motion with respect to the unjust enrichment claim against LLANY, and, on September 12, 2019, the court issued an order approving the parties’ joint stipulation of dismissal with respect to the unjust enrichment claim and dismissed LLANY as a defendant in the case.  In light of LLANY’s role as reinsurer and administrator under the 1998 coinsurance agreement with Aetna (now Voya), and of the parties’ rights and obligations thereunder, LLANY continues to be actively engaged in the vigorous defense of this action.

Vida Longevity Fund, LP v. Lincoln Life & Annuity Company of New York, pending in the U.S. District Court for the Southern District of New York, No. 1:19-cv-06004, is a putative class action that was filed on June 27, 2019.  Plaintiff alleges that LLANY charged more for non-guaranteed cost of insurance than was permitted by the policies.  Plaintiff seeks to represent all current and former owners of universal life (including variable universal life) policies who own or owned policies issued by LLANY and its predecessors in interest that were in force at any time on or after June 27, 2013, and which contain non-guaranteed cost of insurance provisions that are similar to those of Plaintiff’s policies.  Plaintiff also seeks to represent a sub-class of such policyholders who own or owned “life insurance policies issued in the State of New York.”  Plaintiff seeks damages on behalf of the policyholder class and sub-class.  We are vigorously defending this matter.

Commitments

Vulnerability from Concentrations

As of December 31, 2019, we did not have a concentration of business transactions with a particular customer or lender or sources of supply of labor or services used in the business.  However, we do have a concentration in a market and geographic area in which business is conducted.  For the years ended December 31, 2019 and 2018, 87% and 89%, respectively, of the premiums, on the basis of statutory accounting principles (“SAP”), were generated in New York.

Other Contingency Matters

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State guaranty funds assess insurance companies to cover losses to contract holders of insolvent or rehabilitated companies.  Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states.  We have accrued for expected assessments and the related reductions in future state premium taxes, which net to assessments (recoveries) of $(2) million and $(3) million as of December 31, 2019 and 2018, respectively.

11.  Shares and Stockholder’s Equity

All authorized and issued shares of LLANY are owned by LNL.

AOCI

The following summarizes the components and changes in AOCI (in millions):

	For the Years Ended December 31,
	2019	2018	2017
Unrealized Gain (Loss) on AFS Securities
Balance as of beginning-of-year	$13	$310	$173
Cumulative effect from adoption of new accounting standards	-	62	-
Unrealized holding gains (losses) arising during the year	799	(573)	242
Change in foreign currency exchange rate adjustment	1	-	-
Change in DAC, VOBA, DSI, future contract benefits and other contract holder funds	(236)	114	(44)
Income tax benefit (expense)	(118)	95	(63)
Less:
Reclassification adjustment for gains (losses) included in net income (loss)	(4)	(7)	(2)
Associated amortization of DAC, VOBA, DSI and DFEL	-	(1)	(1)
Income tax benefit (expense)	1	3	1
Balance as of end-of-year	$462	$13	$310
Unrealized OTTI on AFS Securities
Balance as of beginning-of-year	$7	$7	$5
(Increases) attributable to:
Income tax benefit (expense)	-	1	-
Decreases attributable to:
Changes in fair value, sales, maturities or other settlements of AFS securities	3	(1)	5
Change in DAC, VOBA, DSI and DFEL	-	-	(1)
Income tax benefit (expense)	(1)	-	(2)
Balance as of end-of-year	$9	$7	$7
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$-	$1	$1
Unrealized holding gains (losses) arising during the year	12	(1)	-
Change in foreign currency exchange rate adjustment	(1)	-	-
Change in DAC, VOBA, DSI and DFEL	(1)	-	-
Income tax benefit (expense)	(2)	-	-
Balance as of end-of-year	$8	$-	$1

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The following summarizes the reclassifications out of AOCI (in millions) and the associated line item in the Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2019	2018	2017
Unrealized Gain (Loss) on AFS Securities
Gross reclassification	$(4)	$(7)	$(2)	Total realized gain (loss)
Associated amortization of DAC,
VOBA, DSI and DFEL	-	(1)	(1)	Total realized gain (loss)
Reclassification before income				Income (loss) from continuing
tax benefit (expense)	(4)	(8)	(3)	operations before taxes
Income tax benefit (expense)	1	3	1	Federal income tax expense (benefit)
Reclassification, net of income tax	$(3)	$(5)	$(2)	Net income (loss)

Unrealized OTTI on AFS Securities
Gross reclassification	$2	$-	$-	Total realized gain (loss)
Change in DAC, VOBA, DSI and DFEL	-	-	-	Total realized gain (loss)
Reclassification before income				Income (loss) from continuing
tax benefit (expense)	2	-	-	operations before taxes
Income tax benefit (expense)	-	-	-	Federal income tax expense (benefit)
Reclassification, net of income tax	$2	$-	$-	Net income (loss)

12.  Commissions and Other Expenses

Details underlying commissions and other expenses (in millions) were as follows:

	For the Years Ended December 31,
	2019	2018	2017
Commissions	$66	$62	$77
General and administrative expenses	75	65	80
Expenses associated with reserve financing and unrelated letters of credit	14	13	10
DAC and VOBA deferrals and interest, net of amortization	(94)	71	6
Taxes, licenses and fees	17	22	21
Total	$78	$233	$194

13.  Statutory Information and Restrictions

We prepare financial statements in accordance with SAP prescribed or permitted by the New York State Department of Financial Services, which may vary materially from GAAP.

Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (“NAIC”) as well as state laws, regulations and administrative rules.  Permitted SAP encompasses all accounting practices not so prescribed.  The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, assets and liabilities are presented net of reinsurance, contract holder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted.

We are subject to the applicable laws and regulations of our state of domicile.  Changes in these laws and regulations could change capital levels or capital requirements for the Company.

37

Specified statutory information (in millions) was as follows:

	As of December 31,
	2019	2018
U.S. capital and surplus	$1,106	$1,118

	For the Years Ended December 31,
	2019	2018	2017
U.S. net gain (loss) from operations, after-tax	$102	$85	$238
U.S. net income (loss)	99	80	237

Comparison of 2019 to 2018

Statutory net income increased due primarily to more favorable reserve strain than experienced in the prior year on certain Annuities and Retirement Plan Services products, partially offset by higher death benefits, general insurance expenses and increased federal and foreign taxes incurred.

Comparison of 2018 to 2017

Statutory net income (loss) decreased due primarily to increased reserve strain on certain annuity products and increased taxes incurred related to reinsurance transactions, partially offset by increased ceded commission allowances and higher fees on separate accounts.

State Prescribed and Permitted Practices

Our state of domicile, New York, has adopted certain prescribed accounting practices that differ from those found in NAIC SAP.  These prescribed practices include the use of a more conservative valuation interest rate on certain annuities.

The favorable (unfavorable) effect on statutory surplus compared to NAIC statutory surplus from the use of this prescribed practice (in millions) was as follows:

	As of December 31,
	2019	2018
State Prescribed Practices
Conservative valuation rate on certain annuities	$(2)	$(3)

The NAIC has adopted risk-based capital (“RBC”) requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks.  The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile.  Under RBC requirements, regulatory compliance is determined by the ratio of a company’s total adjusted capital, as defined by the NAIC, to its company action level of RBC (known as the “RBC ratio”), also as defined by the NAIC.  The company action level may be triggered if the RBC ratio is between 75% and 100%, which would require the insurer to submit a plan to the regulator detailing corrective action it proposes to undertake.  As of December 31, 2019, the Company’s RBC ratio was in excess of 11 times the aforementioned company action level.

We are subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to LNL.  Under New York laws and regulations, we may pay dividends to LNL without prior approval of the Superintendent of the New York State Department of Financial Services provided such dividend, along with all other dividends paid within the preceding 12 consecutive months, would not exceed the statutory limitation.  The current statutory limitation is the lesser of 10% of surplus to contract holders as of the immediately preceding calendar year or net gain from operations for the immediately preceding calendar year, not including realized capital gains.  We expect that we could pay dividends of approximately $100 million in 2020 without New York Department of Insurance approval.

38

14.  Fair Value of Financial Instruments

The carrying values and estimated fair values of our financial instruments (in millions) were as follows:

	As of December 31, 2019		As of December 31, 2018
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets
Fixed maturity AFS securities	$8,033	$8,033	$7,280	$7,280
Equity securities	2	2	2	2
Mortgage loans on real estate	916	952	817	811
Derivative investments (1)	11	11	-	-
Other investments	20	20	1	1
Cash and invested cash	82	82	31	31
Reinsurance related embedded derivatives	15	15	12	12
Other assets – GLB ceded embedded
derivatives	4	4	15	15
Separate account assets	7,095	7,095	6,028	6,028

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	(2)	(2)	(1)	(1)
Other contract holder funds:
Remaining guaranteed interest and similar contracts	(24)	(24)	(29)	(29)
Account values of certain investment contracts	(1,180)	(1,553)	(1,234)	(1,370)
Other liabilities:
Short-term debt	(26)	(26)	(49)	(49)
GLB direct embedded derivatives	(4)	(4)	(16)	(16)

(1)	We have master netting agreements with each of our derivative counterparties, which allow for the netting of our derivative asset and liability positions by counterparty.

Valuation Methodologies and Associated Inputs for Financial Instruments Not Carried at Fair Value

The following discussion outlines the methodologies and assumptions used to determine the fair value of our financial instruments not carried at fair value on our Balance Sheets.  Considerable judgment is required to develop these assumptions used to measure fair value.  Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

Mortgage Loans on Real Estate

The fair value of mortgage loans on real estate is established using a discounted cash flow method based on credit rating, maturity and future income.  The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt-service coverage, loan-to-value, quality of tenancy, borrower and payment record.  The fair value for impaired mortgage loans is based on the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s market price or the fair value of the collateral if the loan is collateral dependent.  The inputs used to measure the fair value of our mortgage loans on real estate are classified as Level 2 within the fair value hierarchy.

Other Investments

The carrying value of our assets classified as other investments approximates fair value and includes cash collateral receivables.  The inputs used to measure the fair value of these assets are classified as Level 2 within the fair value hierarchy.

Other Contract Holder Funds

Other contract holder funds include remaining guaranteed interest and similar contracts and account values of certain investment contracts.  The fair value for the remaining guaranteed interest and similar contracts is estimated using discounted cash flow calculations as of the balance sheet date.  These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.  As of December 31, 2019 and 2018, the remaining guaranteed interest and similar contracts carrying value approximated fair value.  The fair value of the account values of certain investment contracts is based on their approximate surrender value as of the balance sheet date.  The inputs used to measure the fair value of our other contract holder funds are classified as Level 3 within the fair value hierarchy.

Short-Term Debt

39

The carrying value of short-term debt approximates fair value.  The inputs used to measure the fair value of our short-term debt are classified as Level 2 within the fair value hierarchy.

Financial Instruments Carried at Fair Value

We did not have any assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2019 or 2018, and we noted no changes in our valuation methodologies between these periods.  The following summarizes our financial instruments carried at fair value (in millions) on a recurring basis by the fair value hierarchy levels described above:

	As of December 31, 2019
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$-	$6,891	$65	$6,956
ABS	-	114	-	114
U.S. government bonds	18	-	-	18
Foreign government bonds	-	34	2	36
RMBS	-	352	3	355
CMBS	-	25	-	25
State and municipal bonds	-	490	-	490
Hybrid and redeemable preferred securities	-	38	1	39
Equity securities	2	-	-	2
Derivative investments (1)	-	-	16	16
Cash and invested cash	-	82	-	82
Reinsurance related embedded derivatives	-	15	-	15
Other assets – GLB ceded embedded derivatives	-	-	4	4
Separate account assets	39	7,056	-	7,095
Total assets	$59	$15,097	$91	$15,247

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	$-	$-	$(2)	$(2)
Other liabilities:
Derivative liabilities (1)	-	(2)	(3)	(5)
GLB direct embedded derivatives	-	-	(4)	(4)
Total liabilities	$-	$(2)	$(9)	$(11)

40

	As of December 31, 2018
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$-	$6,275	$63	$6,338
ABS	-	103	-	103
U.S. government bonds	18	-	-	18
Foreign government bonds	-	33	2	35
RMBS	-	300	-	300
CMBS	-	16	-	16
State and municipal bonds	-	421	-	421
Hybrid and redeemable preferred securities	-	47	2	49
Equity securities	2	-	-	2
Derivative investments (1)	-	-	2	2
Cash and invested cash	-	31	-	31
Reinsurance related embedded derivatives	-	12	-	12
Other assets – GLB direct embedded derivatives	-	-	15	15
Separate account assets	39	5,989	-	6,028
Total assets	$59	$13,227	$84	$13,370

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	$-	$-	$(1)	$(1)
Other liabilities:
Derivative liabilities (1)	-	-	(2)	(2)
GLB direct embedded derivatives	-		(16)	(16)
Total liabilities	$-	$-	$(19)	$(19)

(1)	Derivative investment assets and liabilities are presented within the fair value hierarchy on a gross basis by derivative type and not on a master netting basis by counterparty.

41

The following summarizes changes to our financial instruments carried at fair value (in millions) and classified within Level 3 of the fair value hierarchy.  This summary excludes any effect of amortization of DAC, VOBA, DSI and DFEL.  The gains and losses below may include changes in fair value due in part to observable inputs that are a component of the valuation methodology.

	For the Year Ended December 31, 2019
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net (2)	Value
Investments: (3)
Fixed maturity AFS securities:
Corporate bonds	$63	$6	$2	$(5)	$(1)	$65
ABS	-	-	-	2	(2)	-
Foreign government bonds	2	-	-	-	-	2
RMBS	-	-	-	3	-	3
CMBS	-	1	-	(1)	-	-
Hybrid and redeemable
preferred securities	2	-	(1)	-	-	1
Derivative investments	-	-	19	(6)		13
Other assets – GLB ceded
embedded derivatives (4)	15	(11)	-	-	-	4
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (4)	(1)	(1)	-	-	-	(2)
Other liabilities – GLB direct
embedded derivatives (4)	(16)	12	-	-	-	(4)
Total, net	$65	$7	$20	$(7)	$(3)	$82

	For the Year Ended December 31, 2018
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net (2)	Value
Investments: (3)
Fixed maturity AFS securities:
Corporate bonds	$89	$5	$(12)	$(19)	$-	$63
ABS	6	-	-	-	(6)	-
Foreign government bonds	2	-	-	-	-	2
RMBS	5	-	-	-	(5)	-
Hybrid and redeemable
preferred securities	2	-	-	-	-	2
Other assets: (4)
GLB direct embedded derivatives	21	(21)	-	-	-	-
GLB ceded embedded derivatives	-	15	-	-	-	15
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (4)	(2)	-	-	1	-	(1)
Other liabilities: (4)
GLB direct embedded derivatives	-	(16)	-	-	-	(16)
GLB ceded embedded derivatives	(21)	21	-	-	-	-
Total, net	$102	$4	$(12)	$(18)	$(11)	$65

42

	For the Year Ended December 31, 2017
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net (2)	Value
Investments: (3)
Fixed maturity AFS securities:
Corporate bonds	$72	$3	$7	$(8)	$15	$89
ABS	1	-	-	7	(2)	6
Foreign government bonds	2	-	-	-	-	2
RMBS	-	-	-	7	(2)	5
Hybrid and redeemable
preferred securities	2	-	-	-	-	2
Other assets: (4)
GLB direct embedded derivatives	-	21	-	-	-	21
GLB ceded embedded derivatives	38	(38)	-	-	-	-
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (4)	(1)	(1)	-	-	-	(2)
Other liabilities: (4)
GLB direct embedded derivatives	(38)	38	-	-	-	-
GLB ceded embedded derivatives	-	(21)	-	-	-	(21)
Total, net	$76	$2	$7	$6	$11	$102

(1)	The changes in fair value of the interest rate contracts are offset by an adjustment to derivative investments (see Note 4).
(2)

Transfers into or out of Level 3 for fixed maturity AFS securities are reported at amortized cost as of the beginning-of-year.  The difference between beginning-of-year amortized cost and beginning-of-year fair value was included in OCI and earnings, respectively, in the prior years.

(3)

Amortization and accretion of premiums and discounts are included in net investment income on our Statements of Comprehensive Income (Loss).  Gains (losses) from sales, maturities, settlements and calls and OTTI are included in realized gain (loss) on our Statements of Comprehensive Income (Loss).

(4)	Gains (losses) from sales, maturities, settlements and calls are included in realized gain (loss) on our Statements of Comprehensive Income (Loss).

The following provides the components of the items included in issuances, sales, maturities, settlements and calls, net, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, (in millions) as reported above:

	For the Year Ended December 31, 2019
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$7	$-	$-	$(1)	$(11)	$(5)
ABS	2	-	-	-	-	2
RMBS	3	-	-	-	-	3
CMBS	-	-	-	(1)	-	(1)
Derivative investments	-	(6)	-	-	-	(6)
Total, net	$12	$(6)	$-	$(2)	$(11)	$(7)

	For the Year Ended December 31, 2018
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$-	$(11)	$-	$(1)	$(7)	$(19)
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	-	-	-	1	-	1
Total, net	$-	$(11)	$-	$-	$(7)	$(18)

43

	For the Year Ended December 31, 2017
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$1	$(5)	$-	$(1)	$(3)	$(8)
ABS	7	-	-	-	-	7
RMBS	7	-	-	-	-	7
Total, net	$15	$(5)	$-	$(1)	$(3)	$6

The following summarizes changes in unrealized gains (losses) included in net income, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, related to financial instruments carried at fair value classified within Level 3 that we still held (in millions):

	For the Years Ended December 31,
	2019	2018	2017
Embedded derivatives:
Other assets – GLB direct and ceded	$43	$(7)	$86
Other liabilities – GLB direct and ceded	(43)	7	(86)
Total, net (1)	$-	$-	$-

(1)	Included in realized gain (loss) on our Statements of Comprehensive Income (Loss).

The following provides the components of the transfers into and out of Level 3 (in millions) as reported above:

	For the Year Ended December 31, 2019
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$11	$(12)	$(1)
ABS	-	(2)	(2)
Total, net	$11	$(14)	$(3)

	For the Year Ended December 31, 2018
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
ABS	$-	$(6)	$(6)
RMBS	-	(5)	(5)
Total, net	$-	$(11)	$(11)

	For the Year Ended December 31, 2017
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$15	$-	$15
ABS	3	(5)	(2)
RMBS	-	(2)	(2)
Total, net	$18	$(7)	$11

Transfers into and out of Level 3 are generally the result of observable market information on a security no longer being available or becoming available to our pricing vendors.  For the years ended December 31, 2019, 2018 and 2017, transfers in and out of Level 3 were attributable primarily to the securities’ observable market information no longer being available or becoming available.

44

The following summarizes the fair value (in millions), valuation techniques and significant unobservable inputs of the Level 3 fair value measurements as of December 31, 2019:

	Fair	Valuation	Significant	Assumption or
	Value	Technique	Unobservable Inputs	Input Ranges
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$57	Discounted cash flow	Liquidity/duration adjustment (1)	0.1%	-	5.1%
Foreign government bonds	2	Discounted cash flow	Liquidity/duration adjustment (1)	2.1%	-	2.1%
Other assets – GLB ceded
embedded derivatives	4	Discounted cash flow	Long-term lapse rate (2)	1%	-	30%
			Utilization of guaranteed withdrawals (3)	85%	-	100%
			Claims utilization factor (4)	60%	-	100%
			Premiums utilization factor (4)	80%	-	115%
			NPR (5)	0.01%	-	0.27%
			Mortality rate (6)			(8)
			Volatility (7)	1%	-	28%
Liabilities
Future contract benefits – indexed
annuity and IUL contracts
embedded derivatives	(2)	Discounted cash flow	Lapse rate (2)	1%	-	9%
			Mortality rate (6)			(8)
Other liabilities – GLB direct
embedded derivatives	(4)	Discounted cash flow	Long-term lapse rate (2)	1%	-	30%
			Utilization of guaranteed withdrawals (3)	85%	-	100%
			Claims utilization factor (4)	60%	-	100%
			Premiums utilization factor (4)	80%	-	115%
			NPR (5)	0.01%	-	0.27%
			Mortality rate (6)			(8)
			Volatility (7)	1%	-	28%

(1)

The liquidity/duration adjustment input represents an estimated market participant composite of adjustments attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

(2)

The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits.  The range for indexed annuity and IUL contracts represents the lapse rates during the surrender charge period.

(3)	The utilization of guaranteed withdrawals input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.
(4)

The utilization factors are applied to the present value of claims or premiums, as appropriate, in the GLB reserve calculation to estimate the impact of inefficient withdrawal behavior, including taking less than or more than the maximum guaranteed withdrawal.

(5)	The NPR input represents the estimated additional credit spread that market participants would apply to the market observable discount rate when pricing a contract.
(6)	The mortality rate input represents the estimated probability of when an individual belonging to a particular group, categorized according to age or some other factor such as gender, will die.
(7)

The volatility input represents overall volatilities assumed for the underlying variable annuity funds, which include a mixture of equity and fixed-income assets.  Fair value of the variable annuity GLB embedded derivatives would increase if higher volatilities were used for valuation.

(8)	The mortality rate is based on a combination of company and industry experience, adjusted for improvement factors.

From the table above, we have excluded Level 3 fair value measurements obtained from independent, third-party pricing sources.  We do not develop the significant inputs used to measure the fair value of these assets and liabilities, and the information regarding the significant inputs is not readily available to us.  Independent broker-quoted fair values are non-binding quotes developed by market makers or broker-dealers obtained from third-party sources recognized as market participants.  The fair value of a broker-quoted asset or liability is based solely on the receipt of an updated quote from a single market maker or a broker-dealer recognized as a market participant as we do not adjust broker quotes when used as the fair value measurement for an asset or liability.  Significant increases or decreases in any of the quotes received from a third-party broker-dealer may result in a significantly higher or lower fair value measurement.

45

Changes in any of the significant inputs presented in the table above may result in a significant change in the fair value measurement of the asset or liability as follows:

•	Investments – An increase in the liquidity/duration adjustment input would result in a decrease in the fair value measurement.
•

Indexed annuity and IUL contracts embedded derivatives – For direct embedded derivatives, an increase in the lapse rate or mortality rate inputs would result in a decrease in the fair value measurement.

•

GLB embedded derivatives – Assuming our GLB direct embedded derivatives are in a liability position:  an increase in our lapse rate, NPR or mortality rate inputs would result in a decrease in the fair value measurement; and an increase in the utilization of guaranteed withdrawal or volatility inputs would result in an increase in the fair value measurement.

For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.

As part of our ongoing valuation process, we assess the reasonableness of our valuation techniques or models and make adjustments as necessary.  For more information, see “Summary of Significant Accounting Policies” above.

15.  Segment Information

We provide products and services and report results through our Annuities, Retirement Plan Services, Life Insurance and Group Protection segments.  We also have Other Operations, which includes the financial data for operations that are not directly related to the business segments.  Our reporting segments reflect the manner by which our chief operating decision makers view and manage the business.  The following is a brief description of these segments and Other Operations.

The Annuities segment provides tax-deferred investment growth and lifetime income opportunities for its clients by offering fixed (including indexed) and variable annuities.

The Retirement Plan Services segment provides employer-sponsored defined benefit and individual retirement accounts, as well as individual and group variable annuities, group fixed annuities and mutual-fund based programs in the retirement plan marketplace.

The Life Insurance segment focuses in the creation and protection of wealth through life insurance products, including term insurance, a linked-benefit product (which is a UL policy linked with riders that provide for long-term care costs), indexed UL and both single and survivorship versions of UL and VUL, including corporate-owned UL and VUL insurance and bank-owned UL and VUL insurance products.

The Group Protection segment offers group non-medical insurance products, including short and long-term disability, absence management services, term life, dental, vision and accident and critical illness benefits and services to the employer marketplace through various forms of employee-paid and employer-paid plans.

Other Operations includes investments related to our excess capital; other corporate investments; benefit plan net liability; and the results of certain disability income business.

Segment operating revenues and income (loss) from operations are internal measures used by our management and Board of Directors to evaluate and assess the results of our segments.  Income (loss) from operations is GAAP net income excluding the after-tax effects of the following items, as applicable:

•	Realized gains and losses associated with the following (“excluded realized gain (loss)”):
▪	Sales or disposals and impairments of securities;
▪	Changes in the fair value of embedded derivatives within certain reinsurance arrangements;
▪	GLB rider fees ceded to LNL;
▪	The net valuation premium of the GLB attributed rider fees; and
▪	Changes in the fair value of equity securities;
•	Income (loss) from reserve changes, net of related amortization, on business sold through reinsurance;
•	Gains (losses) on early extinguishment of debt;
•	Losses from the impairment of intangible assets;
•	Income (loss) from discontinued operations;
•	Acquisition and integration costs related to mergers and acquisitions; and
•	Income (loss) from the initial adoption of new accounting standards, regulations, and policy changes including the net impact from the Tax Cuts and Jobs Act. 46

Operating revenues represent GAAP revenues excluding the pre-tax effects of the following items, as applicable:

•	Excluded realized gain (loss);
•	Revenue adjustments from the initial adoption of new accounting standards;
•	Amortization of DFEL arising from changes in GDB and GLB benefit ratio unlocking; and
•	Amortization of deferred gains arising from reserve changes on business sold through reinsurance.

We use our prevailing corporate federal income tax rates of 21% and 35%, where applicable, while taking into account any permanent differences for events recognized differently in our financial statements and federal income tax returns when reconciling our segment measures of performance to the GAAP measures presented in our results of operations.  Operating revenues and income (loss) from operations do not replace revenues and net income as the GAAP measures of our results of operations.

The tables below reconcile our segment measures of performance to the GAAP measures presented in our Statements of Comprehensive Income (Loss) (in millions):

	For the Years Ended December 31,
	2019	2018	2017
Revenues
Operating revenues:
Annuities	$162	$167	$170
Retirement Plan Services	73	69	67
Life Insurance	560	548	572
Group Protection	92	82	81
Other Operations	27	30	30
Excluded realized gain (loss), pre-tax	19	(29)	(25)
Total revenues	$933	$867	$895

	For the Years Ended December 31,
	2019	2018	2017
Net Income (Loss)
Income (loss) from operations:
Annuities	$49	$58	$54
Retirement Plan Services	6	4	2
Life Insurance	121	8	57
Group Protection	(9)	(8)	2
Other Operations	21	23	20
Excluded realized gain (loss), after-tax	16	(23)	(17)
Net impact from the Tax Cuts and Jobs Act	1	9	197
Impairment of intangibles, after-tax	-	-	(34)
Net income (loss)	$205	$71	$281

47

Other segment information (in millions) was as follows:

	For the Years Ended December 31,
	2019	2018	2017
Net Investment Income
Annuities	$34	$37	$41
Retirement Plan Services	63	60	58
Life Insurance	269	256	279
Group Protection	6	8	8
Other Operations	27	30	30
Total net investment income	$399	$391	$416

	For the Years Ended December 31,
	2019	2018	2017
Amortization of DAC and VOBA, Net of Interest
Annuities	$21	$16	$19
Retirement Plan Services	1	1	1
Life Insurance	(82)	84	36
Group Protection	3	2	3
Total amortization of DAC and VOBA, net of interest	$(57)	$103	$59

	For the Years Ended December 31,
	2019	2018	2017
Federal Income Tax Expense (Benefit)
Annuities	$8	$11	$14
Retirement Plan Services	-	-	-
Life Insurance	32	1	30
Group Protection	(2)	(2)	1
Other Operations	6	7	11
Excluded realized gain (loss)	4	(6)	(9)
Net impact from the Tax Cuts and Jobs Act	(1)	(9)	(197)
Total federal income tax expense (benefit)	$47	$2	$(150)

	As of December 31,
	2019	2018
Assets
Annuities	$6,499	$5,790
Retirement Plan Services	2,718	2,305
Life Insurance	9,077	8,356
Group Protection	172	156
Other Operations	747	726
Total assets	$19,213	$17,333

16.  Supplemental Disclosures of Cash Flow Data

The following summarizes our supplemental cash flow data (in millions):

	For the Years Ended December 31,
	2019	2018	2017
Income taxes paid (received)	$7	$27	$61

48

17.  Transactions with Affiliates

The following summarizes transactions with affiliates (in millions) and the associated line item on our Balance Sheets:

	As of December 31,
	2019	2018
Assets with affiliates:
Ceded reinsurance contracts	$144	$131	Reinsurance recoverables
Ceded reinsurance contracts	11	12	Reinsurance related embedded derivatives
Ceded reinsurance contracts	18	24	Other assets
Service agreement receivable	8	27	Other assets

Liabilities with affiliates:
Inter-company short-term debt	26	49	Other liabilities
Ceded reinsurance contracts	-	1	Other liabilities
Service agreement payable	1	1	Other liabilities

The following summarizes transactions with affiliates (in millions) and the associated line item on our Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2019	2018	2017
Revenues with affiliates:
Premiums received on assumed (paid on ceded)
reinsurance contracts	$(17)	$(10)	$(5)	Insurance premiums
Fees for management of general account	(2)	(3)	(3)	Net investment income
Realized gains (losses) on ceded reinsurance contracts:
GLB reserves embedded derivatives	(12)	37	(59)	Realized gain (loss)
Other gains (losses)	(38)	(49)	46	Realized gain (loss)
Ceded reinsurance contracts	-	1	-	Other revenues

Benefits and expenses with affiliates:
Interest credited on ceded reinsurance contracts	(1)	(2)	-	Interest credited
Reinsurance (recoveries) benefits on ceded reinsurance	(1)	(16)	(4)	Benefits
Ceded reinsurance contracts	(23)	(23)	-	Commissions and other
				expenses
Service agreement payments	77	68	77	Commissions and other
				expenses

Cash Management Agreement

In order to manage our capital more efficiently, we participate in an inter-company cash management program where LNC can lend to or borrow from us to meet short-term borrowing needs.  The cash management program is essentially a series of demand loans, which are permitted under applicable insurance laws, among LNC and its affiliates that reduces overall borrowing costs by allowing LNC and its subsidiaries to access internal resources instead of incurring third-party transaction costs.  The borrowing limit is currently 2% of our admitted assets as of December 31, 2019.

Service Agreement

In accordance with service agreements with LNL and certain of its affiliates for personnel and facilities usage, general management services and investment management services, we receive services from and provide services to affiliated companies and receive an allocation of corporate overhead from LNC.  Corporate overhead expenses are allocated based on specific methodologies for each function.  The majority of the expenses are allocated based on the following methodologies:  headcount, capital, investments by product, assets under management, weighted policies in force and sales.

Ceded Reinsurance Contracts

We cede business to two affiliated companies, LNL, our parent, and Lincoln National Reinsurance Company (Barbados) Ltd., a wholly-owned subsidiary of LNC.  As discussed in Note 4, we cede the GLB reserves embedded derivatives and the related hedge results to LNL.

49

18.  Subsequent Events

Management evaluated subsequent events for the Company through April 1, 2020, the date the financial statements were available to be issued.  On March 23, 2020, LLANY paid a cash dividend in the amount of $102 million to LNL.

The worldwide coronavirus, or COVID-19, outbreak in the first quarter of 2020 has led to an extreme downturn in and volatility of the financial markets, record-low interest rates and wide-ranging changes in consumer behavior.  As the economic and regulatory environment continues to react and evolve, we cannot reasonably estimate the length or severity of this event or the impact to our results of operations, financial condition and cash flows.  However, in general, a deterioration in general economic and business conditions can have a negative impact on our account values, investment results and claims experience, while declines in or sustained low interest rates can cause a reduction in investment income, the interest margins of our businesses and demand for our products.

Management identified no other items or events required for disclosure.

50

Lincoln New York Account N For Variable Annuities

Lincoln New York Account N For Variable Annuities

Statements of assets and liabilities

December 31, 2019

Subaccount	Investments	Total Assets	Net Assets
AB VPS Global Thematic Growth Portfolio - Class B	$2,466,032	$2,466,032	$2,466,032
AB VPS Large Cap Growth Portfolio - Class B	332,252	332,252	332,252
AB VPS Small/Mid Cap Value Portfolio - Class B	9,849,487	9,849,487	9,849,487
ALPS/Alerian Energy Infrastructure Portfolio - Class III	290,601	290,601	290,601
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	398,669	398,669	398,669
American Century VP Balanced Fund - Class II	10,161,069	10,161,069	10,161,069
American Century VP Large Company Value Fund - Class I	16,676	16,676	16,676
American Century VP Large Company Value Fund - Class II	2,858,203	2,858,203	2,858,203
American Funds Asset Allocation Fund - Class 1	5,281	5,281	5,281
American Funds Asset Allocation Fund - Class 4	11,705,292	11,705,292	11,705,292
American Funds Blue Chip Income and Growth Fund - Class 1	92,967	92,967	92,967
American Funds Blue Chip Income and Growth Fund - Class 4	1,043,229	1,043,229	1,043,229
American Funds Bond Fund - Class 1	19,475	19,475	19,475
American Funds Capital Income Builder® - Class 1	16,286	16,286	16,286
American Funds Capital Income Builder® - Class 4	1,762,034	1,762,034	1,762,034
American Funds Global Bond Fund - Class 1	69,960	69,960	69,960
American Funds Global Growth and Income Fund - Class 1	31,202	31,202	31,202
American Funds Global Growth Fund - Class 2	10,804,668	10,804,668	10,804,668
American Funds Global Growth Fund - Class 4	3,807,978	3,807,978	3,807,978
American Funds Global Small Capitalization Fund - Class 1	38,842	38,842	38,842
American Funds Global Small Capitalization Fund - Class 2	7,779,757	7,779,757	7,779,757
American Funds Global Small Capitalization Fund - Class 4	592,900	592,900	592,900
American Funds Growth Fund - Class 1	132,628	132,628	132,628
American Funds Growth Fund - Class 2	54,863,763	54,863,763	54,863,763
American Funds Growth Fund - Class 4	6,805,546	6,805,546	6,805,546
American Funds Growth-Income Fund - Class 1	244,760	244,760	244,760
American Funds Growth-Income Fund - Class 2	55,872,667	55,872,667	55,872,667
American Funds Growth-Income Fund - Class 4	4,708,314	4,708,314	4,708,314
American Funds High-Income Bond Fund - Class 1	51,802	51,802	51,802
American Funds International Fund - Class 1	80,854	80,854	80,854
American Funds International Fund - Class 2	18,575,847	18,575,847	18,575,847
American Funds International Fund - Class 4	3,099,969	3,099,969	3,099,969
American Funds International Growth and Income Fund - Class 1	53,663	53,663	53,663
American Funds Managed Risk Asset Allocation Fund - Class P2	18,994,927	18,994,927	18,994,927
American Funds Mortgage Fund - Class 4	201,826	201,826	201,826
American Funds New World Fund® - Class 1	44,461	44,461	44,461
American Funds New World Fund® - Class 4	1,467,232	1,467,232	1,467,232
BlackRock Global Allocation V.I. Fund - Class I	34,850	34,850	34,850
BlackRock Global Allocation V.I. Fund - Class III	51,183,778	51,183,778	51,183,778
ClearBridge Variable Aggressive Growth Portfolio - Class II	849,287	849,287	849,287
ClearBridge Variable Large Cap Growth Portfolio - Class II	13,705,597	13,705,597	13,705,597
ClearBridge Variable Mid Cap Portfolio - Class II	2,414,566	2,414,566	2,414,566
Columbia VP Commodity Strategy Fund - Class 2	7,885	7,885	7,885
Columbia VP Emerging Markets Bond Fund - Class 2	114,773	114,773	114,773
Columbia VP Strategic Income Fund - Class 2	314,020	314,020	314,020
Delaware VIP® Diversified Income Series - Service Class	111,363,394	111,363,394	111,363,394
Delaware VIP® Diversified Income Series - Standard Class	175,297	175,297	175,297
Delaware VIP® Emerging Markets Series - Service Class	15,731,713	15,731,713	15,731,713
Delaware VIP® High Yield Series - Service Class	4,943,449	4,943,449	4,943,449
Delaware VIP® High Yield Series - Standard Class	204,905	204,905	204,905
Delaware VIP® Limited-Term Diversified Income Series - Service Class	43,594,621	43,594,621	43,594,621
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	7,146	7,146	7,146
Delaware VIP® REIT Series - Service Class	10,729,990	10,729,990	10,729,990
Delaware VIP® REIT Series - Standard Class	492,822	492,822	492,822
Delaware VIP® Small Cap Value Series - Service Class	22,349,329	22,349,329	22,349,329
Delaware VIP® Small Cap Value Series - Standard Class	525,763	525,763	525,763
Delaware VIP® Smid Cap Core Series - Service Class	9,118,393	9,118,393	9,118,393
Delaware VIP® Smid Cap Core Series - Standard Class	396,216	396,216	396,216
Delaware VIP® U.S. Growth Series - Service Class	7,175,348	7,175,348	7,175,348
Delaware VIP® Value Series - Service Class	14,055,889	14,055,889	14,055,889
Delaware VIP® Value Series - Standard Class	56,267	56,267	56,267

See accompanying notes.

Lincoln New York Account N For Variable Annuities

Statements of assets and liabilities (continued)

December 31, 2019

Subaccount	Investments	Total Assets	Net Assets
DWS Alternative Asset Allocation VIP Portfolio - Class A	$18,103	$18,103	$18,103
DWS Alternative Asset Allocation VIP Portfolio - Class B	4,342,149	4,342,149	4,342,149
DWS Equity 500 Index VIP Portfolio - Class A	695,600	695,600	695,600
DWS Small Cap Index VIP Portfolio - Class A	365,185	365,185	365,185
Eaton Vance VT Floating-Rate Income Fund - Initial Class	1,924,237	1,924,237	1,924,237
Fidelity® VIP Balanced Portfolio - Service Class 2	2,388,579	2,388,579	2,388,579
Fidelity® VIP Contrafund® Portfolio - Service Class 2	63,561,847	63,561,847	63,561,847
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	1,500,737	1,500,737	1,500,737
Fidelity® VIP Growth Portfolio - Initial Class	272,427	272,427	272,427
Fidelity® VIP Growth Portfolio - Service Class 2	13,444,576	13,444,576	13,444,576
Fidelity® VIP Mid Cap Portfolio - Service Class 2	39,035,017	39,035,017	39,035,017
Fidelity® VIP Strategic Income Portfolio - Service Class 2	1,317,860	1,317,860	1,317,860
First Trust Dorsey Wright Tactical Core Portfolio - Class I	512,363	512,363	512,363
First Trust Multi Income Allocation Portfolio - Class I	383,143	383,143	383,143
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	14,989,083	14,989,083	14,989,083
Franklin Allocation VIP Fund - Class 4	516,542	516,542	516,542
Franklin Income VIP Fund - Class 2	27,143,790	27,143,790	27,143,790
Franklin Income VIP Fund - Class 4	6,800,900	6,800,900	6,800,900
Franklin Mutual Shares VIP Fund - Class 2	15,009,679	15,009,679	15,009,679
Franklin Mutual Shares VIP Fund - Class 4	2,510,337	2,510,337	2,510,337
Franklin Rising Dividends VIP Fund - Class 4	1,203,672	1,203,672	1,203,672
Franklin Small Cap Value VIP Fund - Class 4	246,682	246,682	246,682
Franklin Small-Mid Cap Growth VIP Fund - Class 4	578,630	578,630	578,630
Goldman Sachs VIT Government Money Market Fund - Service Shares	453,988	453,988	453,988
Goldman Sachs VIT Large Cap Value Fund - Service Shares	1,408,651	1,408,651	1,408,651
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	226,754	226,754	226,754
Guggenheim VT Long Short Equity	319,113	319,113	319,113
Guggenheim VT Multi-Hedge Strategies	150,095	150,095	150,095
Hartford Capital Appreciation HLS Fund - Class IC	684,988	684,988	684,988
Invesco Oppenheimer V.I. Global Fund - Series II Shares	270,928	270,928	270,928
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	793,849	793,849	793,849
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II Shares	364,788	364,788	364,788
Invesco V.I. American Franchise Fund - Series I Shares	116,821	116,821	116,821
Invesco V.I. American Franchise Fund - Series II Shares	68,488	68,488	68,488
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	599,923	599,923	599,923
Invesco V.I. Comstock Fund - Series II Shares	104,658	104,658	104,658
Invesco V.I. Core Equity Fund - Series I Shares	118,384	118,384	118,384
Invesco V.I. Diversified Dividend Fund - Series II Shares	739,371	739,371	739,371
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	13,042,762	13,042,762	13,042,762
Invesco V.I. Equity and Income Fund - Series II Shares	656,991	656,991	656,991
Invesco V.I. International Growth Fund - Series I Shares	8,452	8,452	8,452
Invesco V.I. International Growth Fund - Series II Shares	3,412,582	3,412,582	3,412,582
Ivy VIP Asset Strategy Portfolio - Class II	560,895	560,895	560,895
Ivy VIP Energy Portfolio - Class II	137,945	137,945	137,945
Ivy VIP High Income Portfolio - Class II	825,869	825,869	825,869
Ivy VIP Mid Cap Growth Portfolio - Class II	981,151	981,151	981,151
Ivy VIP Science and Technology Portfolio - Class II	2,480,180	2,480,180	2,480,180
Ivy VIP Small Cap Growth Portfolio - Class II	357,988	357,988	357,988
Janus Henderson Balanced Portfolio - Service Shares	554,927	554,927	554,927
Janus Henderson Enterprise Portfolio - Service Shares	351,886	351,886	351,886
Janus Henderson Global Research Portfolio - Service Shares	15,259	15,259	15,259
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	10,198,637	10,198,637	10,198,637
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	362,016	362,016	362,016
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	262,445	262,445	262,445
Lincoln iShares® Global Growth Allocation Fund - Standard Class	75,160	75,160	75,160
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	2,283,002	2,283,002	2,283,002
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	1,168,220	1,168,220	1,168,220
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	84,173	84,173	84,173
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	1,324,791	1,324,791	1,324,791
LVIP American Balanced Allocation Fund - Service Class	4,688,716	4,688,716	4,688,716
LVIP American Balanced Allocation Fund - Standard Class	8,638	8,638	8,638

See accompanying notes.

Lincoln New York Account N For Variable Annuities

Statements of assets and liabilities (continued)

December 31, 2019

Subaccount	Investments	Total Assets	Net Assets
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	$39,388,994	$39,388,994	$39,388,994
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	3,320,209	3,320,209	3,320,209
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	9,047,784	9,047,784	9,047,784
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	238,066	238,066	238,066
LVIP American Global Growth Fund - Service Class II	12,961,141	12,961,141	12,961,141
LVIP American Global Small Capitalization Fund - Service Class II	3,405,716	3,405,716	3,405,716
LVIP American Growth Allocation Fund - Service Class	1,737,152	1,737,152	1,737,152
LVIP American Growth Fund - Service Class II	46,403,144	46,403,144	46,403,144
LVIP American Growth-Income Fund - Service Class II	42,574,011	42,574,011	42,574,011
LVIP American International Fund - Service Class II	14,930,484	14,930,484	14,930,484
LVIP American Preservation Fund - Service Class	172,757	172,757	172,757
LVIP Baron Growth Opportunities Fund - Service Class	17,574,186	17,574,186	17,574,186
LVIP BlackRock Advantage Allocation Fund - Service Class	656,714	656,714	656,714
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	113,956,468	113,956,468	113,956,468
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	83,648,056	83,648,056	83,648,056
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	33,128,207	33,128,207	33,128,207
LVIP BlackRock Global Real Estate Fund - Service Class	6,338,320	6,338,320	6,338,320
LVIP BlackRock Inflation Protected Bond Fund - Service Class	53,367,232	53,367,232	53,367,232
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	19,569	19,569	19,569
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	41,785,481	41,785,481	41,785,481
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	70,739,282	70,739,282	70,739,282
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	154,818	154,818	154,818
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	52,276,690	52,276,690	52,276,690
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	5,249	5,249	5,249
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class	41,008,408	41,008,408	41,008,408
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class	5,184	5,184	5,184
LVIP Delaware Bond Fund - Service Class	201,100,156	201,100,156	201,100,156
LVIP Delaware Bond Fund - Standard Class	3,773,180	3,773,180	3,773,180
LVIP Delaware Diversified Floating Rate Fund - Service Class	53,425,114	53,425,114	53,425,114
LVIP Delaware Diversified Floating Rate Fund - Standard Class	78,789	78,789	78,789
LVIP Delaware Social Awareness Fund - Service Class	4,342,690	4,342,690	4,342,690
LVIP Delaware Social Awareness Fund - Standard Class	256,308	256,308	256,308
LVIP Delaware Special Opportunities Fund - Service Class	6,340,360	6,340,360	6,340,360
LVIP Delaware Wealth Builder Fund - Service Class	1,465,103	1,465,103	1,465,103
LVIP Delaware Wealth Builder Fund - Standard Class	132,956	132,956	132,956
LVIP Dimensional International Core Equity Fund - Service Class	6,039,920	6,039,920	6,039,920
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	34,018,916	34,018,916	34,018,916
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	10,337,059	10,337,059	10,337,059
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	5,317	5,317	5,317
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	8,973,376	8,973,376	8,973,376
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	57,281,738	57,281,738	57,281,738
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	65,131,586	65,131,586	65,131,586
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	5,098	5,098	5,098
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	35,318,977	35,318,977	35,318,977
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	5,196	5,196	5,196
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	67,303,102	67,303,102	67,303,102
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	1,522,834	1,522,834	1,522,834
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	3,791,290	3,791,290	3,791,290
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	86,009,916	86,009,916	86,009,916
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	179,373	179,373	179,373
LVIP Global Growth Allocation Managed Risk Fund - Service Class	378,362,266	378,362,266	378,362,266
LVIP Global Income Fund - Service Class	31,014,100	31,014,100	31,014,100
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	350,952,855	350,952,855	350,952,855
LVIP Government Money Market Fund - Service Class	16,489,465	16,489,465	16,489,465
LVIP Government Money Market Fund - Standard Class	606,737	606,737	606,737
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	41,933,070	41,933,070	41,933,070
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	5,166	5,166	5,166
LVIP JPMorgan High Yield Fund - Service Class	11,659,397	11,659,397	11,659,397
LVIP JPMorgan Retirement Income Fund - Service Class	3,927,490	3,927,490	3,927,490

See accompanying notes.

Lincoln New York Account N For Variable Annuities

Statements of assets and liabilities (continued)

December 31, 2019

Subaccount	Investments	Total Assets	Net Assets
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	$46,776,322	$46,776,322	$46,776,322
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	92,505	92,505	92,505
LVIP MFS International Equity Managed Volatility Fund - Service Class	42,789,660	42,789,660	42,789,660
LVIP MFS International Growth Fund - Service Class	11,919,849	11,919,849	11,919,849
LVIP MFS Value Fund - Service Class	29,178,787	29,178,787	29,178,787
LVIP Mondrian International Value Fund - Service Class	10,026,315	10,026,315	10,026,315
LVIP Mondrian International Value Fund - Standard Class	775,254	775,254	775,254
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	3,981,362	3,981,362	3,981,362
LVIP PIMCO Low Duration Bond Fund - Service Class	40,534,200	40,534,200	40,534,200
LVIP PIMCO Low Duration Bond Fund - Standard Class	5,131	5,131	5,131
LVIP SSGA Bond Index Fund - Service Class	50,617,067	50,617,067	50,617,067
LVIP SSGA Bond Index Fund - Standard Class	80,702	80,702	80,702
LVIP SSGA Conservative Index Allocation Fund - Service Class	8,806,447	8,806,447	8,806,447
LVIP SSGA Conservative Structured Allocation Fund - Service Class	8,199,613	8,199,613	8,199,613
LVIP SSGA Developed International 150 Fund - Service Class	7,426,976	7,426,976	7,426,976
LVIP SSGA Emerging Markets 100 Fund - Service Class	7,340,492	7,340,492	7,340,492
LVIP SSGA Emerging Markets 100 Fund - Standard Class	14,184	14,184	14,184
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	136,705	136,705	136,705
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	60,710,561	60,710,561	60,710,561
LVIP SSGA International Index Fund - Service Class	13,695,990	13,695,990	13,695,990
LVIP SSGA International Managed Volatility Fund - Service Class	26,682,482	26,682,482	26,682,482
LVIP SSGA Large Cap 100 Fund - Service Class	16,695,837	16,695,837	16,695,837
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	54,927,470	54,927,470	54,927,470
LVIP SSGA Mid-Cap Index Fund - Service Class	8,017,883	8,017,883	8,017,883
LVIP SSGA Moderate Index Allocation Fund - Service Class	34,727,217	34,727,217	34,727,217
LVIP SSGA Moderate Structured Allocation Fund - Service Class	51,032,543	51,032,543	51,032,543
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	17,179,047	17,179,047	17,179,047
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	28,223,231	28,223,231	28,223,231
LVIP SSGA S&P 500 Index Fund - Service Class	87,778,710	87,778,710	87,778,710
LVIP SSGA S&P 500 Index Fund - Standard Class	1,370,696	1,370,696	1,370,696
LVIP SSGA Short-Term Bond Index Fund - Service Class	7,762,615	7,762,615	7,762,615
LVIP SSGA Small-Cap Index Fund - Service Class	25,504,261	25,504,261	25,504,261
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	9,375,712	9,375,712	9,375,712
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	19,680	19,680	19,680
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	49,842,182	49,842,182	49,842,182
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	34,169	34,169	34,169
LVIP T. Rowe Price 2010 Fund - Service Class	373,505	373,505	373,505
LVIP T. Rowe Price 2020 Fund - Service Class	79,361	79,361	79,361
LVIP T. Rowe Price 2030 Fund - Service Class	61,078	61,078	61,078
LVIP T. Rowe Price 2040 Fund - Service Class	30,509	30,509	30,509
LVIP T. Rowe Price Growth Stock Fund - Service Class	23,266,000	23,266,000	23,266,000
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	17,244,725	17,244,725	17,244,725
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	194,615	194,615	194,615
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	6,170,579	6,170,579	6,170,579
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	57,826,997	57,826,997	57,826,997
LVIP Vanguard Domestic Equity ETF Fund - Service Class	21,584,270	21,584,270	21,584,270
LVIP Vanguard International Equity ETF Fund - Service Class	13,021,304	13,021,304	13,021,304
LVIP Wellington Capital Growth Fund - Service Class	9,791,992	9,791,992	9,791,992
LVIP Wellington Mid-Cap Value Fund - Service Class	6,779,873	6,779,873	6,779,873
LVIP Western Asset Core Bond Fund - Service Class	19,397,788	19,397,788	19,397,788
MFS® VIT Growth Series - Initial Class	75,935	75,935	75,935
MFS® VIT Growth Series - Service Class	12,696,565	12,696,565	12,696,565
MFS® VIT Total Return Series - Initial Class	177,147	177,147	177,147
MFS® VIT Total Return Series - Service Class	6,816,503	6,816,503	6,816,503
MFS® VIT Utilities Series - Initial Class	221,139	221,139	221,139
MFS® VIT Utilities Series - Service Class	11,438,444	11,438,444	11,438,444
MFS® VIT II Core Equity Portfolio - Service Class	24,710	24,710	24,710
MFS® VIT II International Intrinsic Value Portfolio - Service Class	1,557,981	1,557,981	1,557,981
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	475,216	475,216	475,216
Morgan Stanley VIF Growth Portfolio - Class II	113,146	113,146	113,146
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	1,575,273	1,575,273	1,575,273

See accompanying notes.

Lincoln New York Account N For Variable Annuities

Statements of assets and liabilities (continued)

December 31, 2019

Subaccount	Investments	Total Assets	Net Assets
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	$209,910	$209,910	$209,910
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	3,583,117	3,583,117	3,583,117
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	468,116	468,116	468,116
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	168,003	168,003	168,003
Putnam VT Equity Income Fund - Class IB	108,931	108,931	108,931
Putnam VT George Putnam Balanced Fund - Class IB	5,178,914	5,178,914	5,178,914
Putnam VT Global Health Care Fund - Class IB	356,521	356,521	356,521
Putnam VT Income Fund - Class IB	546,305	546,305	546,305
Putnam VT Multi-Asset Absolute Return Fund - Class IB	281,812	281,812	281,812
QS Variable Conservative Growth - Class II	1,608,683	1,608,683	1,608,683
Rational Trend Aggregation VA Fund	31,476	31,476	31,476
SEI VP Market Plus Strategy Fund - Class III	2,857	2,857	2,857
Templeton Foreign VIP Fund - Class 4	136,739	136,739	136,739
Templeton Global Bond VIP Fund - Class 2	6,013,628	6,013,628	6,013,628
Templeton Global Bond VIP Fund - Class 4	1,439,230	1,439,230	1,439,230
Templeton Growth VIP Fund - Class 2	1,538,773	1,538,773	1,538,773
VanEck VIP Global Hard Assets Fund - Class S Shares	208,087	208,087	208,087
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	727,426	727,426	727,426

See accompanying notes.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Lincoln New York Account N For Variable Annuities

Statements of operations

Year Ended December 31, 2019

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments	Dividends from Net Realized Gain on Investments
AB VPS Global Thematic Growth Portfolio - Class B	$3,669	$(36,689)	$(33,020)	$110,933	$128,539
AB VPS Large Cap Growth Portfolio - Class B	—	(4,820)	(4,820)	15,265	39,798
AB VPS Small/Mid Cap Value Portfolio - Class B	31,390	(159,944)	(128,554)	(87,276)	1,084,205
ALPS/Alerian Energy Infrastructure Portfolio - Class III	4,653	(2,842)	1,811	(1,097)	—
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	—	(2,674)	(2,674)	443	4,223
ALPS/Stadion Core ETF Portfolio - Class III	33,044	(20,938)	12,106	(68,263)	111,015
ALPS/Stadion Tactical Growth Portfolio - Class III	787	(2,786)	(1,999)	(16,994)	41,077
American Century VP Balanced Fund - Class II	110,510	(123,370)	(12,860)	99,149	174,241
American Century VP Large Company Value Fund - Class I	196	(58)	138	2	—
American Century VP Large Company Value Fund - Class II	43,738	(42,404)	1,334	48,879	49,030
American Funds Asset Allocation Fund - Class 1	107	(32)	75	8	247
American Funds Asset Allocation Fund - Class 4	181,532	(114,575)	66,957	50,763	439,905
American Funds Blue Chip Income and Growth Fund - Class 1	2,025	(1,490)	535	(1,063)	7,056
American Funds Blue Chip Income and Growth Fund - Class 4	19,093	(11,543)	7,550	(2,794)	75,723
American Funds Bond Fund - Class 1	495	(127)	368	(1,032)	—
American Funds Capital Income Builder® - Class 1	478	(98)	380	1	—
American Funds Capital Income Builder® - Class 4	42,523	(20,963)	21,560	(1,679)	—
American Funds Global Bond Fund - Class 1	1,172	(396)	776	13	—
American Funds Global Growth and Income Fund - Class 1	581	(198)	383	3,178	1,075
American Funds Global Growth Fund - Class 2	111,287	(178,965)	(67,678)	403,175	572,697
American Funds Global Growth Fund - Class 4	32,444	(38,733)	(6,289)	19,896	188,445
American Funds Global Small Capitalization Fund - Class 1	137	(204)	(67)	5	1,896
American Funds Global Small Capitalization Fund - Class 2	11,636	(115,235)	(103,599)	173,431	483,680
American Funds Global Small Capitalization Fund - Class 4	40	(6,372)	(6,332)	5,691	29,990
American Funds Growth Fund - Class 1	1,157	(708)	449	86	11,157
American Funds Growth Fund - Class 2	383,557	(894,536)	(510,979)	1,454,647	5,552,696
American Funds Growth Fund - Class 4	34,519	(65,585)	(31,066)	17,286	616,174
American Funds Growth-Income Fund - Class 1	4,212	(1,614)	2,598	(109)	20,121
American Funds Growth-Income Fund - Class 2	882,921	(896,037)	(13,116)	1,091,342	5,461,976
American Funds Growth-Income Fund - Class 4	64,950	(49,837)	15,113	(937)	412,888
American Funds High-Income Bond Fund - Class 1	3,144	(291)	2,853	(6)	—
American Funds International Fund - Class 1	1,285	(894)	391	(1,322)	1,828
American Funds International Fund - Class 2	258,941	(301,861)	(42,920)	164,813	464,651
American Funds International Fund - Class 4	36,818	(36,008)	810	16,859	72,267
American Funds International Growth and Income Fund - Class 1	1,324	(284)	1,040	7	482
American Funds Managed Risk Asset Allocation Fund - Class P2	386,535	(241,322)	145,213	53,998	709,306
American Funds Mortgage Fund - Class 4	5,024	(3,146)	1,878	(1,120)	—
American Funds New World Fund® - Class 1	479	(373)	106	651	1,398
American Funds New World Fund® - Class 4	10,669	(15,943)	(5,274)	31,385	50,261
BlackRock Global Allocation V.I. Fund - Class I	427	(211)	216	(1)	1,124
BlackRock Global Allocation V.I. Fund - Class III	628,135	(823,823)	(195,688)	(77,509)	1,975,256
ClearBridge Variable Aggressive Growth Portfolio - Class II	6,007	(9,738)	(3,731)	(2,899)	14,883
ClearBridge Variable Large Cap Growth Portfolio - Class II	14,376	(151,650)	(137,274)	121,528	579,805
ClearBridge Variable Mid Cap Portfolio - Class II	8,156	(30,661)	(22,505)	22,417	21,932
Columbia VP Commodity Strategy Fund - Class 2	71	(85)	(14)	(8)	—
Columbia VP Emerging Markets Bond Fund - Class 2	7,593	(2,135)	5,458	(7,352)	—
Columbia VP Strategic Income Fund - Class 2	6,685	(2,191)	4,494	(165)	—
Delaware VIP® Diversified Income Series - Service Class	2,757,459	(1,657,689)	1,099,770	(128,225)	—
Delaware VIP® Diversified Income Series - Standard Class	4,340	(1,435)	2,905	(119)	—
Delaware VIP® Emerging Markets Series - Service Class	59,084	(244,512)	(185,428)	222,483	322,278
Delaware VIP® High Yield Series - Service Class	317,445	(85,168)	232,277	(67,883)	—
Delaware VIP® High Yield Series - Standard Class	14,024	(3,255)	10,769	(1,111)	—
Delaware VIP® Limited-Term Diversified Income Series - Service Class	1,017,920	(655,846)	362,074	(77,451)	—
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	198	(47)	151	(306)	—
Delaware VIP® REIT Series - Service Class	189,889	(159,506)	30,383	77,906	—
Delaware VIP® REIT Series - Standard Class	10,234	(6,776)	3,458	2,164	—
Delaware VIP® Small Cap Value Series - Service Class	158,835	(345,504)	(186,669)	(67,728)	1,637,818

See accompanying notes.

Subaccount	Miscellanous Gain (Loss) on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
AB VPS Global Thematic Growth Portfolio - Class B	$(1)	$239,471	$331,252	$537,703
AB VPS Large Cap Growth Portfolio - Class B	—	55,063	40,373	90,616
AB VPS Small/Mid Cap Value Portfolio - Class B	—	996,929	677,135	1,545,510
ALPS/Alerian Energy Infrastructure Portfolio - Class III	—	(1,097)	37,816	38,530
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	—	4,666	74,209	76,201
ALPS/Stadion Core ETF Portfolio - Class III	—	42,752	100,323	155,181
ALPS/Stadion Tactical Growth Portfolio - Class III	—	24,083	9,751	31,835
American Century VP Balanced Fund - Class II	—	273,390	1,018,951	1,279,481
American Century VP Large Company Value Fund - Class I	—	2	1,578	1,718
American Century VP Large Company Value Fund - Class II	—	97,909	401,192	500,435
American Funds Asset Allocation Fund - Class 1	—	255	587	917
American Funds Asset Allocation Fund - Class 4	—	490,668	1,067,528	1,625,153
American Funds Blue Chip Income and Growth Fund - Class 1	—	5,993	9,852	16,380
American Funds Blue Chip Income and Growth Fund - Class 4	—	72,929	89,805	170,284
American Funds Bond Fund - Class 1	—	(1,032)	2,408	1,744
American Funds Capital Income Builder® - Class 1	—	1	2,032	2,413
American Funds Capital Income Builder® - Class 4	—	(1,679)	208,675	228,556
American Funds Global Bond Fund - Class 1	—	13	3,402	4,191
American Funds Global Growth and Income Fund - Class 1	—	4,253	6,188	10,824
American Funds Global Growth Fund - Class 2	—	975,872	2,051,943	2,960,137
American Funds Global Growth Fund - Class 4	—	208,341	742,459	944,511
American Funds Global Small Capitalization Fund - Class 1	—	1,901	6,282	8,116
American Funds Global Small Capitalization Fund - Class 2	1	657,112	1,386,265	1,939,778
American Funds Global Small Capitalization Fund - Class 4	—	35,681	103,305	132,654
American Funds Growth Fund - Class 1	—	11,243	16,564	28,256
American Funds Growth Fund - Class 2	—	7,007,343	6,655,358	13,151,722
American Funds Growth Fund - Class 4	—	633,460	835,847	1,438,241
American Funds Growth-Income Fund - Class 1	—	20,012	22,865	45,475
American Funds Growth-Income Fund - Class 2	1	6,553,319	5,029,575	11,569,778
American Funds Growth-Income Fund - Class 4	—	411,951	435,857	862,921
American Funds High-Income Bond Fund - Class 1	—	(6)	1,935	4,782
American Funds International Fund - Class 1	—	506	16,048	16,945
American Funds International Fund - Class 2	1	629,465	2,870,241	3,456,786
American Funds International Fund - Class 4	—	89,126	434,913	524,849
American Funds International Growth and Income Fund - Class 1	—	489	7,121	8,650
American Funds Managed Risk Asset Allocation Fund - Class P2	1	763,305	1,607,862	2,516,380
American Funds Mortgage Fund - Class 4	—	(1,120)	7,606	8,364
American Funds New World Fund® - Class 1	—	2,049	7,687	9,842
American Funds New World Fund® - Class 4	—	81,646	241,383	317,755
BlackRock Global Allocation V.I. Fund - Class I	—	1,123	3,771	5,110
BlackRock Global Allocation V.I. Fund - Class III	—	1,897,747	5,586,943	7,289,002
ClearBridge Variable Aggressive Growth Portfolio - Class II	—	11,984	141,115	149,368
ClearBridge Variable Large Cap Growth Portfolio - Class II	—	701,333	1,725,813	2,289,872
ClearBridge Variable Mid Cap Portfolio - Class II	—	44,349	537,490	559,334
Columbia VP Commodity Strategy Fund - Class 2	—	(8)	510	488
Columbia VP Emerging Markets Bond Fund - Class 2	—	(7,352)	5,028	3,134
Columbia VP Strategic Income Fund - Class 2	—	(165)	9,940	14,269
Delaware VIP® Diversified Income Series - Service Class	3	(128,222)	7,272,310	8,243,858
Delaware VIP® Diversified Income Series - Standard Class	—	(119)	10,685	13,471
Delaware VIP® Emerging Markets Series - Service Class	1	544,762	2,421,414	2,780,748
Delaware VIP® High Yield Series - Service Class	(1)	(67,884)	495,396	659,789
Delaware VIP® High Yield Series - Standard Class	—	(1,111)	19,384	29,042
Delaware VIP® Limited-Term Diversified Income Series - Service Class	(1)	(77,452)	1,034,128	1,318,750
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	—	(306)	505	350
Delaware VIP® REIT Series - Service Class	—	77,906	2,038,628	2,146,917
Delaware VIP® REIT Series - Standard Class	—	2,164	98,527	104,149
Delaware VIP® Small Cap Value Series - Service Class	(1)	1,570,089	3,171,953	4,555,373

Lincoln New York Account N For Variable Annuities

Statements of operations (continued)

Year Ended December 31, 2019

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments	Dividends from Net Realized Gain on Investments
Delaware VIP® Small Cap Value Series - Standard Class	$5,339	$(7,053)	$(1,714)	$(2,706)	$39,874
Delaware VIP® Smid Cap Core Series - Service Class	26,518	(139,632)	(113,114)	(345,314)	526,384
Delaware VIP® Smid Cap Core Series - Standard Class	2,051	(5,210)	(3,159)	(2,453)	20,021
Delaware VIP® U.S. Growth Series - Service Class	—	(101,170)	(101,170)	(100,816)	1,229,969
Delaware VIP® Value Series - Service Class	204,906	(217,858)	(12,952)	179,764	962,879
Delaware VIP® Value Series - Standard Class	927	(736)	191	54	3,666
DWS Alternative Asset Allocation VIP Portfolio - Class A	651	(112)	539	(11)	—
DWS Alternative Asset Allocation VIP Portfolio - Class B	152,478	(66,442)	86,036	(16,825)	—
DWS Equity 500 Index VIP Portfolio - Class A	15,657	(11,205)	4,452	49,800	38,339
DWS Small Cap Index VIP Portfolio - Class A	3,613	(5,308)	(1,695)	1,755	29,745
Eaton Vance VT Floating-Rate Income Fund - Initial Class	86,401	(9,046)	77,355	(4,285)	—
Fidelity® VIP Balanced Portfolio - Service Class 2	25,632	(9,053)	16,579	4,837	—
Fidelity® VIP Contrafund® Portfolio - Service Class 2	125,194	(937,455)	(812,261)	624,931	6,402,389
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	21,266	(17,448)	3,818	(26,998)	91,070
Fidelity® VIP Growth Portfolio - Initial Class	644	(3,425)	(2,781)	126	14,569
Fidelity® VIP Growth Portfolio - Service Class 2	6,813	(191,223)	(184,410)	316,150	775,948
Fidelity® VIP Mid Cap Portfolio - Service Class 2	250,938	(601,033)	(350,095)	(326,027)	4,003,255
Fidelity® VIP Strategic Income Portfolio - Service Class 2	40,028	(13,812)	26,216	(4,720)	9,477
First Trust Dorsey Wright Tactical Core Portfolio - Class I	3,086	(5,762)	(2,676)	3,625	7,273
First Trust Multi Income Allocation Portfolio - Class I	8,381	(4,064)	4,317	542	185
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	210,181	(169,312)	40,869	37,512	463,796
Franklin Allocation VIP Fund - Class 4	16,368	(5,391)	10,977	(2,721)	31,489
Franklin Income VIP Fund - Class 2	1,427,877	(442,417)	985,460	124,006	431,558
Franklin Income VIP Fund - Class 4	282,589	(82,961)	199,628	(1,249)	87,004
Franklin Mutual Shares VIP Fund - Class 2	263,740	(228,131)	35,609	34,612	1,410,229
Franklin Mutual Shares VIP Fund - Class 4	37,178	(27,858)	9,320	(10,388)	208,928
Franklin Rising Dividends VIP Fund - Class 4	10,125	(10,567)	(442)	1,832	130,961
Franklin Small Cap Value VIP Fund - Class 4	1,889	(2,499)	(610)	(2,474)	33,504
Franklin Small-Mid Cap Growth VIP Fund - Class 4	—	(5,917)	(5,917)	(20)	69,202
Goldman Sachs VIT Government Money Market Fund - Service Shares	2,040	(1,367)	673	—	—
Goldman Sachs VIT Large Cap Value Fund - Service Shares	16,634	(14,061)	2,573	(18,139)	48,124
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	5,667	(2,510)	3,157	(475)	—
Guggenheim VT Long Short Equity	1,778	(3,760)	(1,982)	(1,929)	—
Guggenheim VT Multi-Hedge Strategies	3,426	(1,584)	1,842	90	—
Hartford Capital Appreciation HLS Fund - Class IC	6,133	(6,881)	(748)	(953)	66,318
Invesco Oppenheimer V.I. Global Fund - Series II Shares	1,608	(2,219)	(611)	4,757	36,303
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	5,330	(9,793)	(4,463)	(4,287)	36,850
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II Shares	—	(3,362)	(3,362)	(7,767)	26,247
Invesco V.I. American Franchise Fund - Series I Shares	—	(1,918)	(1,918)	2,163	15,037
Invesco V.I. American Franchise Fund - Series II Shares	—	(904)	(904)	(624)	9,146
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	—	(8,543)	(8,543)	(15,917)	—
Invesco V.I. Comstock Fund - Series II Shares	1,524	(1,140)	384	(637)	11,635
Invesco V.I. Core Equity Fund - Series I Shares	1,043	(1,521)	(478)	580	12,670
Invesco V.I. Diversified Dividend Fund - Series II Shares	19,319	(8,391)	10,928	2,722	39,300
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	174,157	(170,012)	4,145	45,421	214,047
Invesco V.I. Equity and Income Fund - Series II Shares	14,413	(6,770)	7,643	(541)	44,925
Invesco V.I. International Growth Fund - Series I Shares	124	(108)	16	(1)	499
Invesco V.I. International Growth Fund - Series II Shares	37,904	(40,831)	(2,927)	17,020	190,511
Ivy VIP Asset Strategy Portfolio - Class II	11,399	(6,235)	5,164	(4,176)	21,689
Ivy VIP Energy Portfolio - Class II	—	(1,632)	(1,632)	(6,009)	—
Ivy VIP High Income Portfolio - Class II	52,195	(9,803)	42,392	383	—
Ivy VIP Mid Cap Growth Portfolio - Class II	—	(9,801)	(9,801)	7,931	139,426
Ivy VIP Science and Technology Portfolio - Class II	—	(16,127)	(16,127)	40,010	211,853
Ivy VIP Small Cap Growth Portfolio - Class II	—	(3,485)	(3,485)	1,181	27,235
Janus Henderson Balanced Portfolio - Service Shares	10,663	(10,522)	141	83,799	19,801
Janus Henderson Enterprise Portfolio - Service Shares	168	(5,307)	(5,139)	22,802	20,282
Janus Henderson Global Research Portfolio - Service Shares	122	(211)	(89)	285	855

See accompanying notes.

Subaccount	Miscellanous Gain (Loss) on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
Delaware VIP® Small Cap Value Series - Standard Class	$—	$37,168	$80,507	$115,961
Delaware VIP® Smid Cap Core Series - Service Class	—	181,070	2,037,499	2,105,455
Delaware VIP® Smid Cap Core Series - Standard Class	—	17,568	74,298	88,707
Delaware VIP® U.S. Growth Series - Service Class	—	1,129,153	512,252	1,540,235
Delaware VIP® Value Series - Service Class	—	1,142,643	1,099,063	2,228,754
Delaware VIP® Value Series - Standard Class	—	3,720	4,206	8,117
DWS Alternative Asset Allocation VIP Portfolio - Class A	—	(11)	1,678	2,206
DWS Alternative Asset Allocation VIP Portfolio - Class B	1	(16,824)	435,388	504,600
DWS Equity 500 Index VIP Portfolio - Class A	—	88,139	92,466	185,057
DWS Small Cap Index VIP Portfolio - Class A	—	31,500	40,575	70,380
Eaton Vance VT Floating-Rate Income Fund - Initial Class	—	(4,285)	49,633	122,703
Fidelity® VIP Balanced Portfolio - Service Class 2	—	4,837	110,714	132,130
Fidelity® VIP Contrafund® Portfolio - Service Class 2	1	7,027,321	7,996,836	14,211,896
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	—	64,072	105,325	173,215
Fidelity® VIP Growth Portfolio - Initial Class	—	14,695	55,027	66,941
Fidelity® VIP Growth Portfolio - Service Class 2	(1)	1,092,097	2,467,531	3,375,218
Fidelity® VIP Mid Cap Portfolio - Service Class 2	2	3,677,230	3,491,103	6,818,238
Fidelity® VIP Strategic Income Portfolio - Service Class 2	—	4,757	68,201	99,174
First Trust Dorsey Wright Tactical Core Portfolio - Class I	—	10,898	74,654	82,876
First Trust Multi Income Allocation Portfolio - Class I	—	727	39,853	44,897
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	—	501,308	1,592,094	2,134,271
Franklin Allocation VIP Fund - Class 4	—	28,768	40,754	80,499
Franklin Income VIP Fund - Class 2	2	555,566	2,027,117	3,568,143
Franklin Income VIP Fund - Class 4	—	85,755	377,100	662,483
Franklin Mutual Shares VIP Fund - Class 2	1	1,444,842	1,251,572	2,732,023
Franklin Mutual Shares VIP Fund - Class 4	—	198,540	134,546	342,406
Franklin Rising Dividends VIP Fund - Class 4	—	132,793	78,686	211,037
Franklin Small Cap Value VIP Fund - Class 4	—	31,030	14,930	45,350
Franklin Small-Mid Cap Growth VIP Fund - Class 4	—	69,182	61,666	124,931
Goldman Sachs VIT Government Money Market Fund - Service Shares	—	—	—	673
Goldman Sachs VIT Large Cap Value Fund - Service Shares	—	29,985	263,171	295,729
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	—	(475)	12,204	14,886
Guggenheim VT Long Short Equity	—	(1,929)	16,359	12,448
Guggenheim VT Multi-Hedge Strategies	—	90	3,396	5,328
Hartford Capital Appreciation HLS Fund - Class IC	—	65,365	81,645	146,262
Invesco Oppenheimer V.I. Global Fund - Series II Shares	—	41,060	25,755	66,204
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	—	32,563	143,034	171,134
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II Shares	—	18,480	48,698	63,816
Invesco V.I. American Franchise Fund - Series I Shares	—	17,200	15,145	30,427
Invesco V.I. American Franchise Fund - Series II Shares	—	8,522	9,097	16,715
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	—	(15,917)	99,524	75,064
Invesco V.I. Comstock Fund - Series II Shares	—	10,998	8,887	20,269
Invesco V.I. Core Equity Fund - Series I Shares	—	13,250	12,768	25,540
Invesco V.I. Diversified Dividend Fund - Series II Shares	1	42,023	93,850	146,801
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	—	259,468	2,070,582	2,334,195
Invesco V.I. Equity and Income Fund - Series II Shares	—	44,384	48,300	100,327
Invesco V.I. International Growth Fund - Series I Shares	—	498	1,271	1,785
Invesco V.I. International Growth Fund - Series II Shares	—	207,531	428,166	632,770
Ivy VIP Asset Strategy Portfolio - Class II	—	17,513	72,826	95,503
Ivy VIP Energy Portfolio - Class II	—	(6,009)	13,656	6,015
Ivy VIP High Income Portfolio - Class II	—	383	30,921	73,696
Ivy VIP Mid Cap Growth Portfolio - Class II	—	147,357	94,056	231,612
Ivy VIP Science and Technology Portfolio - Class II	—	251,863	439,504	675,240
Ivy VIP Small Cap Growth Portfolio - Class II	—	28,416	46,640	71,571
Janus Henderson Balanced Portfolio - Service Shares	—	103,600	20,497	124,238
Janus Henderson Enterprise Portfolio - Service Shares	—	43,084	52,109	90,054
Janus Henderson Global Research Portfolio - Service Shares	—	1,140	2,232	3,283

Lincoln New York Account N For Variable Annuities

Statements of operations (continued)

Year Ended December 31, 2019

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments	Dividends from Net Realized Gain on Investments
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	$161,543	$(112,279)	$49,264	$40,871	$—
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	7,282	(4,668)	2,614	1,050	—
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	6,120	(3,099)	3,021	4,025	515
Lincoln iShares® Global Growth Allocation Fund - Standard Class	1,845	(525)	1,320	85	—
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	85,600	(17,218)	68,382	3,212	—
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	—	(9,279)	(9,279)	15,661	104,573
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	1,017	(742)	275	(213)	2,067
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	44,055	(15,367)	28,688	43	—
LVIP American Balanced Allocation Fund - Service Class	97,560	(53,815)	43,745	8,225	160,360
LVIP American Balanced Allocation Fund - Standard Class	208	(54)	154	(1)	300
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	1,080,447	(537,022)	543,425	382,449	1,314,016
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	69,794	(44,481)	25,313	20,860	184,722
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	147,660	(123,302)	24,358	104,798	682,973
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	4,683	(1,457)	3,226	1,858	18,111
LVIP American Global Growth Fund - Service Class II	146,560	(176,863)	(30,303)	142,175	568,950
LVIP American Global Small Capitalization Fund - Service Class II	45,313	(51,559)	(6,246)	77,455	136,474
LVIP American Growth Allocation Fund - Service Class	33,851	(20,677)	13,174	412	90,088
LVIP American Growth Fund - Service Class II	751,887	(614,304)	137,583	630,320	2,794,897
LVIP American Growth-Income Fund - Service Class II	1,008,463	(581,527)	426,936	464,615	1,688,848
LVIP American International Fund - Service Class II	185,796	(234,588)	(48,792)	10,069	405,645
LVIP American Preservation Fund - Service Class	3,241	(2,266)	975	784	—
LVIP Baron Growth Opportunities Fund - Service Class	—	(249,082)	(249,082)	624,612	440,049
LVIP BlackRock Advantage Allocation Fund - Service Class	14,449	(7,287)	7,162	(33,374)	24,661
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	1,840,233	(1,249,203)	591,030	1,807,525	3,558,073
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	1,271,942	(1,308,229)	(36,287)	335,194	961,080
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	515,134	(460,381)	54,753	161,653	90,814
LVIP BlackRock Global Real Estate Fund - Service Class	198,147	(96,383)	101,764	146,820	248,906
LVIP BlackRock Inflation Protected Bond Fund - Service Class	1,064,972	(867,113)	197,859	(409,983)	—
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	442	(124)	318	(20)	—
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	536,823	(491,020)	45,803	305,509	335,779
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	317,329	(931,867)	(614,538)	377,512	2,716,795
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	1,007	(2,669)	(1,662)	668	6,059
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	—	(737,788)	(737,788)	1,544,681	4,224,810
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	—	(32)	(32)	171	423
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	13,050	(79,861)	(66,811)	(583,845)	627,195
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class	470,729	(508,307)	(37,578)	489,874	850,067
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class	74	(32)	42	80	111
LVIP Delaware Bond Fund - Service Class	5,330,248	(2,845,687)	2,484,561	(102,877)	1,769,576
LVIP Delaware Bond Fund - Standard Class	114,403	(62,690)	51,713	3,148	33,624
LVIP Delaware Diversified Floating Rate Fund - Service Class	1,321,305	(848,146)	473,159	(37,309)	—
LVIP Delaware Diversified Floating Rate Fund - Standard Class	2,130	(447)	1,683	—	—
LVIP Delaware Social Awareness Fund - Service Class	69,501	(59,118)	10,383	19,385	204,414
LVIP Delaware Social Awareness Fund - Standard Class	4,873	(3,776)	1,097	4,378	11,853
LVIP Delaware Special Opportunities Fund - Service Class	51,467	(82,633)	(31,166)	(62,175)	617,829
LVIP Delaware Wealth Builder Fund - Service Class	37,528	(24,727)	12,801	(36,131)	72,098
LVIP Delaware Wealth Builder Fund - Standard Class	3,703	(1,956)	1,747	(1,777)	6,431
LVIP Dimensional International Core Equity Fund - Service Class	119,082	(83,727)	35,355	(52,517)	—
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	786,524	(481,820)	304,704	(42,041)	—
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	148,796	(150,719)	(1,923)	60,461	455,471
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	92	(32)	60	47	254
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	84,125	(123,077)	(38,952)	70,659	—
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	515,790	(840,070)	(324,280)	566,017	—
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	1,435,689	(949,710)	485,979	121,141	7,893
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	124	(32)	92	9	1
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	302,518	(545,848)	(243,330)	451,098	2,866,114

See accompanying notes.

Subaccount	Miscellanous Gain (Loss) on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	$—	$40,871	$303,030	$393,165
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	—	1,050	44,245	47,909
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	—	4,540	17,019	24,580
Lincoln iShares® Global Growth Allocation Fund - Standard Class	—	85	11,736	13,141
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	—	3,212	62,080	133,674
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	—	120,234	42,424	153,379
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	—	1,854	12,387	14,516
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	—	43	10,666	39,397
LVIP American Balanced Allocation Fund - Service Class	—	168,585	395,024	607,354
LVIP American Balanced Allocation Fund - Standard Class	—	299	766	1,219
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	1	1,696,466	5,437,985	7,677,876
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	1	205,583	188,888	419,784
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	—	787,771	436,527	1,248,656
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	—	19,969	11,443	34,638
LVIP American Global Growth Fund - Service Class II	—	711,125	2,295,990	2,976,812
LVIP American Global Small Capitalization Fund - Service Class II	—	213,929	621,126	828,809
LVIP American Growth Allocation Fund - Service Class	—	90,500	156,631	260,305
LVIP American Growth Fund - Service Class II	1	3,425,218	5,960,295	9,523,096
LVIP American Growth-Income Fund - Service Class II	1	2,153,464	4,995,427	7,575,827
LVIP American International Fund - Service Class II	—	415,714	2,109,882	2,476,804
LVIP American Preservation Fund - Service Class	—	784	3,215	4,974
LVIP Baron Growth Opportunities Fund - Service Class	(1)	1,064,660	3,335,004	4,150,582
LVIP BlackRock Advantage Allocation Fund - Service Class	—	(8,713)	57,927	56,376
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	—	5,365,598	6,730,757	12,687,385
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	(1)	1,296,273	9,627,500	10,887,486
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	—	252,467	3,628,281	3,935,501
LVIP BlackRock Global Real Estate Fund - Service Class	—	395,726	768,374	1,265,864
LVIP BlackRock Inflation Protected Bond Fund - Service Class	2	(409,981)	2,266,276	2,054,154
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	—	(20)	661	959
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	—	641,288	4,306,754	4,993,845
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	1	3,094,308	7,717,914	10,197,684
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	—	6,727	18,849	23,914
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	1	5,769,492	4,668,221	9,699,925
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	—	594	509	1,071
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	—	43,350	451,167	427,706
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class	—	1,339,941	4,033,104	5,335,467
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class	—	191	606	839
LVIP Delaware Bond Fund - Service Class	4	1,666,703	8,493,208	12,644,472
LVIP Delaware Bond Fund - Standard Class	—	36,772	183,086	271,571
LVIP Delaware Diversified Floating Rate Fund - Service Class	2	(37,307)	932,032	1,367,884
LVIP Delaware Diversified Floating Rate Fund - Standard Class	—	—	862	2,545
LVIP Delaware Social Awareness Fund - Service Class	1	223,800	740,865	975,048
LVIP Delaware Social Awareness Fund - Standard Class	—	16,231	45,680	63,008
LVIP Delaware Special Opportunities Fund - Service Class	—	555,654	671,500	1,195,988
LVIP Delaware Wealth Builder Fund - Service Class	—	35,967	133,924	182,692
LVIP Delaware Wealth Builder Fund - Standard Class	—	4,654	10,617	17,018
LVIP Dimensional International Core Equity Fund - Service Class	—	(52,517)	852,314	835,152
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	1	(42,040)	3,936,143	4,198,807
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	(1)	515,931	1,475,519	1,989,527
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	—	301	908	1,269
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	—	70,659	1,589,817	1,621,524
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	—	566,017	8,142,877	8,384,614
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	2	129,036	2,529,178	3,144,193
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	—	10	215	317
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	2	3,317,214	2,430,288	5,504,172

Lincoln New York Account N For Variable Annuities

Statements of operations (continued)

Year Ended December 31, 2019

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments	Dividends from Net Realized Gain on Investments
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	$61	$(32)	$29	$32	$428
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	1,036,113	(975,785)	60,328	256,129	370,660
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	39,823	(18,345)	21,478	6,905	21,402
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	750,775	(361,293)	389,482	1,476,208	416,467
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	—	(41)	(41)	(72)	—
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	142,910	(21,202)	121,708	4,841	3,953
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	1,963,603	(1,403,958)	559,645	562,671	3,325,381
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	4,528	(3,005)	1,523	(175)	6,917
LVIP Global Growth Allocation Managed Risk Fund - Service Class	7,491,909	(5,800,072)	1,691,837	3,360,906	16,899,962
LVIP Global Income Fund - Service Class	726,382	(519,373)	207,009	24,243	—
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	7,162,625	(5,477,484)	1,685,141	3,462,331	15,401,147
LVIP Goldman Sachs Income Builder Fund - Service Class	33,999	(18,529)	15,470	31,961	84,017
LVIP Government Money Market Fund - Service Class	187,765	(196,864)	(9,099)	—	41
LVIP Government Money Market Fund - Standard Class	11,938	(10,297)	1,641	—	2
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	—	(171,081)	(171,081)	(458,438)	1,160,455
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	554,510	(427,496)	127,014	178,883	9,697
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	80	(32)	48	31	1
LVIP JPMorgan High Yield Fund - Service Class	616,041	(169,964)	446,077	(37,792)	—
LVIP JPMorgan Retirement Income Fund - Service Class	111,509	(35,226)	76,283	15,878	—
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	447,959	(701,382)	(253,423)	437,562	464,287
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	1,099	(502)	597	15	825
LVIP MFS International Equity Managed Volatility Fund - Service Class	564,327	(570,629)	(6,302)	497,667	—
LVIP MFS International Growth Fund - Service Class	144,407	(155,548)	(11,141)	232,984	454,454
LVIP MFS Value Fund - Service Class	396,354	(362,297)	34,057	855,525	303,507
LVIP Mondrian International Value Fund - Service Class	337,828	(157,533)	180,295	(32,068)	210,123
LVIP Mondrian International Value Fund - Standard Class	27,554	(12,053)	15,501	(1,219)	15,604
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	15,083	(55,982)	(40,899)	4,924	29,211
LVIP PIMCO Low Duration Bond Fund - Service Class	1,156,251	(633,135)	523,116	18,713	—
LVIP PIMCO Low Duration Bond Fund - Standard Class	157	(32)	125	(3)	—
LVIP SSGA Bond Index Fund - Service Class	1,237,064	(836,010)	401,054	103,555	—
LVIP SSGA Bond Index Fund - Standard Class	2,129	(1,289)	840	87	—
LVIP SSGA Conservative Index Allocation Fund - Service Class	182,276	(135,538)	46,738	103,118	71,284
LVIP SSGA Conservative Structured Allocation Fund - Service Class	195,165	(140,782)	54,383	50,794	130,385
LVIP SSGA Developed International 150 Fund - Service Class	266,092	(110,046)	156,046	(52,922)	79,449
LVIP SSGA Emerging Markets 100 Fund - Service Class	252,760	(116,256)	136,504	(182,518)	—
LVIP SSGA Emerging Markets 100 Fund - Standard Class	521	(88)	433	(12)	—
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	2,902	(973)	1,929	1,738	544
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	1,351,607	(963,902)	387,705	271,844	872,561
LVIP SSGA International Index Fund - Service Class	307,609	(216,032)	91,577	151,693	—
LVIP SSGA International Managed Volatility Fund - Service Class	549,217	(406,084)	143,133	300,951	65,037
LVIP SSGA Large Cap 100 Fund - Service Class	379,445	(249,832)	129,613	(29,805)	1,116,498
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	651,497	(724,753)	(73,256)	574,536	1,752,950
LVIP SSGA Mid-Cap Index Fund - Service Class	78,865	(86,332)	(7,467)	(26,015)	617,183
LVIP SSGA Moderate Index Allocation Fund - Service Class	677,930	(541,231)	136,699	286,723	238,030
LVIP SSGA Moderate Structured Allocation Fund - Service Class	1,266,666	(815,348)	451,318	420,908	1,027,968
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	333,299	(259,369)	73,930	141,368	147,055
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	704,894	(463,922)	240,972	184,020	475,175
LVIP SSGA S&P 500 Index Fund - Service Class	1,139,476	(1,154,260)	(14,784)	3,350,567	2,881,022
LVIP SSGA S&P 500 Index Fund - Standard Class	21,491	(22,485)	(994)	78,355	50,087
LVIP SSGA Short-Term Bond Index Fund - Service Class	162,461	(70,244)	92,217	15,728	5,555
LVIP SSGA Small-Cap Index Fund - Service Class	176,125	(347,074)	(170,949)	357,789	1,100,036
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	158,082	(138,899)	19,183	(160,319)	100,441
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	381	(245)	136	(1,889)	202
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	281,826	(698,373)	(416,547)	210,948	1,635,746
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	268	(186)	82	6	1,055
LVIP T. Rowe Price 2010 Fund - Service Class	9,871	(5,453)	4,418	(359)	62,979

See accompanying notes.

Subaccount	Miscellanous Gain (Loss) on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	$—	$460	$374	$863
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	—	626,789	5,773,611	6,460,728
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	—	28,307	150,865	200,650
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	1	1,892,676	1,115,863	3,398,021
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	—	(72)	1,350	1,237
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	—	8,794	85,456	215,958
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	—	3,888,052	5,931,676	10,379,373
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	—	6,742	13,299	21,564
LVIP Global Growth Allocation Managed Risk Fund - Service Class	1	20,260,869	25,664,661	47,617,367
LVIP Global Income Fund - Service Class	3	24,246	1,235,831	1,467,086
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	4	18,863,482	21,702,630	42,251,253
LVIP Goldman Sachs Income Builder Fund - Service Class	—	115,978	45,652	177,100
LVIP Government Money Market Fund - Service Class	(9)	32	—	(9,067)
LVIP Government Money Market Fund - Standard Class	(2)	—	—	1,641
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	—	702,017	1,886,696	2,417,632
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	1	188,581	4,140,203	4,455,798
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	—	32	756	836
LVIP JPMorgan High Yield Fund - Service Class	—	(37,792)	690,433	1,098,718
LVIP JPMorgan Retirement Income Fund - Service Class	—	15,878	119,870	212,031
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	1	901,850	5,261,925	5,910,352
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	—	840	9,379	10,816
LVIP MFS International Equity Managed Volatility Fund - Service Class	—	497,667	7,356,605	7,847,970
LVIP MFS International Growth Fund - Service Class	—	687,438	1,523,705	2,200,002
LVIP MFS Value Fund - Service Class	1	1,159,033	4,851,103	6,044,193
LVIP Mondrian International Value Fund - Service Class	—	178,055	1,095,073	1,453,423
LVIP Mondrian International Value Fund - Standard Class	—	14,385	81,757	111,643
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	—	34,135	608,451	601,687
LVIP PIMCO Low Duration Bond Fund - Service Class	3	18,716	46,491	588,323
LVIP PIMCO Low Duration Bond Fund - Standard Class	—	(3)	5	127
LVIP SSGA Bond Index Fund - Service Class	2	103,557	2,456,096	2,960,707
LVIP SSGA Bond Index Fund - Standard Class	—	87	4,009	4,936
LVIP SSGA Conservative Index Allocation Fund - Service Class	1	174,403	752,123	973,264
LVIP SSGA Conservative Structured Allocation Fund - Service Class	—	181,179	692,600	928,162
LVIP SSGA Developed International 150 Fund - Service Class	—	26,527	660,398	842,971
LVIP SSGA Emerging Markets 100 Fund - Service Class	2	(182,516)	441,546	395,534
LVIP SSGA Emerging Markets 100 Fund - Standard Class	—	(12)	496	917
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	—	2,282	7,441	11,652
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	2	1,144,407	6,090,574	7,622,686
LVIP SSGA International Index Fund - Service Class	2	151,695	1,997,756	2,241,028
LVIP SSGA International Managed Volatility Fund - Service Class	1	365,989	3,502,255	4,011,377
LVIP SSGA Large Cap 100 Fund - Service Class	1	1,086,694	2,193,386	3,409,693
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	1	2,327,487	6,094,716	8,348,947
LVIP SSGA Mid-Cap Index Fund - Service Class	—	591,168	496,055	1,079,756
LVIP SSGA Moderate Index Allocation Fund - Service Class	—	524,753	4,057,447	4,718,899
LVIP SSGA Moderate Structured Allocation Fund - Service Class	1	1,448,877	4,895,582	6,795,777
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	(1)	288,422	2,127,084	2,489,436
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	—	659,195	2,843,852	3,744,019
LVIP SSGA S&P 500 Index Fund - Service Class	2	6,231,591	12,320,740	18,537,547
LVIP SSGA S&P 500 Index Fund - Standard Class	—	128,442	207,292	334,740
LVIP SSGA Short-Term Bond Index Fund - Service Class	—	21,283	4,696	118,196
LVIP SSGA Small-Cap Index Fund - Service Class	1	1,457,826	3,017,675	4,304,552
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	1	(59,877)	1,416,908	1,376,214
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	—	(1,687)	6,635	5,084
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	2	1,846,696	3,866,366	5,296,515
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	—	1,061	2,519	3,662
LVIP T. Rowe Price 2010 Fund - Service Class	—	62,620	(21,090)	45,948

Lincoln New York Account N For Variable Annuities

Statements of operations (continued)

Year Ended December 31, 2019

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments	Dividends from Net Realized Gain on Investments
LVIP T. Rowe Price 2020 Fund - Service Class	$2,017	$(1,495)	$522	$379	$13,229
LVIP T. Rowe Price 2030 Fund - Service Class	1,299	(1,114)	185	686	7,979
LVIP T. Rowe Price 2040 Fund - Service Class	584	(395)	189	(38)	4,127
LVIP T. Rowe Price Growth Stock Fund - Service Class	—	(339,766)	(339,766)	813,743	1,288,112
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	—	(205,351)	(205,351)	431,160	1,040,011
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	304	(3,345)	(3,041)	14,907	13,878
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	257,200	(44,646)	212,554	11,087	7,806
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	760,602	(782,880)	(22,278)	457,626	1,941,586
LVIP Vanguard Domestic Equity ETF Fund - Service Class	271,998	(308,426)	(36,428)	525,980	213,285
LVIP Vanguard International Equity ETF Fund - Service Class	340,472	(182,611)	157,861	55,844	—
LVIP Wellington Capital Growth Fund - Service Class	—	(100,728)	(100,728)	421,142	679,797
LVIP Wellington Mid-Cap Value Fund - Service Class	48,567	(97,008)	(48,441)	152,534	456,045
LVIP Western Asset Core Bond Fund - Service Class	482,631	(238,369)	244,262	52,967	—
MFS® VIT Growth Series - Initial Class	—	(968)	(968)	653	6,026
MFS® VIT Growth Series - Service Class	—	(135,579)	(135,579)	290,623	846,513
MFS® VIT Total Return Series - Initial Class	3,922	(2,329)	1,593	(107)	4,464
MFS® VIT Total Return Series - Service Class	129,775	(90,543)	39,232	2,361	165,922
MFS® VIT Utilities Series - Initial Class	8,366	(2,914)	5,452	1,120	614
MFS® VIT Utilities Series - Service Class	421,803	(179,463)	242,340	345,064	33,410
MFS® VIT II Core Equity Portfolio - Service Class	130	(619)	(489)	18	3,078
MFS® VIT II International Intrinsic Value Portfolio - Service Class	21,650	(18,634)	3,016	40,289	45,384
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	11,401	(5,621)	5,780	2	20,310
Morgan Stanley VIF Growth Portfolio - Class II	—	(800)	(800)	8	6,030
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	10,854	(25,888)	(15,034)	29,588	176,501
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	5,549	(2,780)	2,769	(397)	—
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	152,883	(52,147)	100,736	(149,556)	—
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	19,559	(5,867)	13,692	821	—
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	7,459	(2,095)	5,364	241	—
Putnam VT Equity Income Fund - Class IB	315	(572)	(257)	82	1,347
Putnam VT George Putnam Balanced Fund - Class IB	39,576	(54,001)	(14,425)	37,546	130,870
Putnam VT Global Health Care Fund - Class IB	—	(3,624)	(3,624)	(12,950)	12,479
Putnam VT Income Fund - Class IB	14,139	(5,407)	8,732	16,774	3,111
Putnam VT Multi-Asset Absolute Return Fund - Class IB	—	(4,268)	(4,268)	(471)	—
QS Variable Conservative Growth - Class II	30,056	(25,428)	4,628	(15,200)	30,727
Rational Trend Aggregation VA Fund	882	(422)	460	10	—
SEI VP Market Plus Strategy Fund - Class III	67	(29)	38	4	103
Templeton Foreign VIP Fund - Class 4	1,664	(1,230)	434	(142)	1,112
Templeton Global Bond VIP Fund - Class 2	457,640	(110,907)	346,733	(42,823)	—
Templeton Global Bond VIP Fund - Class 4	98,857	(18,565)	80,292	750	—
Templeton Growth VIP Fund - Class 2	41,629	(25,712)	15,917	(33,737)	285,969
VanEck VIP Global Hard Assets Fund - Class S Shares	—	(2,657)	(2,657)	(3,155)	—
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	31,475	(6,568)	24,907	(8,670)	—

See accompanying notes.

Subaccount	Miscellanous Gain (Loss) on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP T. Rowe Price 2020 Fund - Service Class	$(1)	$13,607	$(2,511)	$11,618
LVIP T. Rowe Price 2030 Fund - Service Class	—	8,665	1,493	10,343
LVIP T. Rowe Price 2040 Fund - Service Class	—	4,089	1,307	5,585
LVIP T. Rowe Price Growth Stock Fund - Service Class	—	2,101,855	3,501,146	5,263,235
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	1	1,471,172	2,432,216	3,698,037
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	—	28,785	32,413	58,157
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	—	18,893	168,898	400,345
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	1	2,399,213	4,673,505	7,050,440
LVIP Vanguard Domestic Equity ETF Fund - Service Class	1	739,266	3,692,536	4,395,374
LVIP Vanguard International Equity ETF Fund - Service Class	1	55,845	1,786,396	2,000,102
LVIP Wellington Capital Growth Fund - Service Class	—	1,100,939	1,562,768	2,562,979
LVIP Wellington Mid-Cap Value Fund - Service Class	1	608,580	951,326	1,511,465
LVIP Western Asset Core Bond Fund - Service Class	—	52,967	804,332	1,101,561
MFS® VIT Growth Series - Initial Class	—	6,679	14,984	20,695
MFS® VIT Growth Series - Service Class	—	1,137,136	1,692,566	2,694,123
MFS® VIT Total Return Series - Initial Class	—	4,357	22,160	28,110
MFS® VIT Total Return Series - Service Class	—	168,283	763,565	971,080
MFS® VIT Utilities Series - Initial Class	—	1,734	35,029	42,215
MFS® VIT Utilities Series - Service Class	2	378,476	1,663,784	2,284,600
MFS® VIT II Core Equity Portfolio - Service Class	—	3,096	6,089	8,696
MFS® VIT II International Intrinsic Value Portfolio - Service Class	—	85,673	228,835	317,524
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	—	20,312	76,886	102,978
Morgan Stanley VIF Growth Portfolio - Class II	—	6,038	21,754	26,992
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	(4)	206,085	21,290	212,341
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	—	(397)	8,623	10,995
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	(1)	(149,557)	359,989	311,168
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	—	821	1,348	15,861
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	—	241	15,350	20,955
Putnam VT Equity Income Fund - Class IB	—	1,429	6,784	7,956
Putnam VT George Putnam Balanced Fund - Class IB	—	168,416	532,635	686,626
Putnam VT Global Health Care Fund - Class IB	—	(471)	79,542	75,447
Putnam VT Income Fund - Class IB	—	19,885	27,342	55,959
Putnam VT Multi-Asset Absolute Return Fund - Class IB	—	(471)	18,206	13,467
QS Variable Conservative Growth - Class II	—	15,527	147,258	167,413
Rational Trend Aggregation VA Fund	—	10	1,167	1,637
SEI VP Market Plus Strategy Fund - Class III	—	107	338	483
Templeton Foreign VIP Fund - Class 4	—	970	11,119	12,523
Templeton Global Bond VIP Fund - Class 2	—	(42,823)	(282,916)	20,994
Templeton Global Bond VIP Fund - Class 4	—	750	(74,398)	6,644
Templeton Growth VIP Fund - Class 2	—	252,232	(80,035)	188,114
VanEck VIP Global Hard Assets Fund - Class S Shares	—	(3,155)	23,228	17,416
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	—	(8,670)	28,871	45,108

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets

Years Ended December 31, 2018 and 2019

	AB VPS Global Thematic Growth Portfolio - Class B Subaccount	AB VPS Large Cap Growth Portfolio - Class B Subaccount	AB VPS Small/Mid Cap Value Portfolio - Class B Subaccount	ALPS/Alerian Energy Infrastructure Portfolio - Class III Subaccount	ALPS/Red Rocks Listed Private Equity Portfolio - Class III Subaccount	ALPS/Stadion Core ETF Portfolio - Class III Subaccount	ALPS/Stadion Tactical Growth Portfolio - Class III Subaccount
NET ASSETS AT JANUARY 1, 2018	$2,397,062	$351,518	$10,672,198	$237,316	$93,134	$635,640	$157,910
Changes From Operations:
• Net investment income (loss)	(36,847)	(5,537)	(147,581)	930	7,000	(9,344)	(1,905)
• Net realized gain (loss) on investments	175,226	48,338	1,022,268	(1,915)	569	30,655	7,813
• Net change in unrealized appreciation or depreciation on investments	(398,615)	(39,166)	(2,565,746)	(44,737)	(30,060)	(122,706)	(32,709)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(260,236)	3,635	(1,691,059)	(45,722)	(22,491)	(101,395)	(26,801)
Change From Unit Transactions:
• Net unit transactions	(136,550)	(35,641)	(277,834)	(12,613)	71,196	844,894	246,146
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(136,550)	(35,641)	(277,834)	(12,613)	71,196	844,894	246,146
TOTAL INCREASE (DECREASE) IN NET ASSETS	(396,786)	(32,006)	(1,968,893)	(58,335)	48,705	743,499	219,345
NET ASSETS AT DECEMBER 31, 2018	2,000,276	319,512	8,703,305	178,981	141,839	1,379,139	377,255
Changes From Operations:
• Net investment income (loss)	(33,020)	(4,820)	(128,554)	1,811	(2,674)	12,106	(1,999)
• Net realized gain (loss) on investments	239,471	55,063	996,929	(1,097)	4,666	42,752	24,083
• Net change in unrealized appreciation or depreciation on investments	331,252	40,373	677,135	37,816	74,209	100,323	9,751
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	537,703	90,616	1,545,510	38,530	76,201	155,181	31,835
Change From Unit Transactions:
• Net unit transactions	(71,947)	(77,876)	(399,328)	73,090	180,629	(1,534,320)	(409,090)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(71,947)	(77,876)	(399,328)	73,090	180,629	(1,534,320)	(409,090)
TOTAL INCREASE (DECREASE) IN NET ASSETS	465,756	12,740	1,146,182	111,620	256,830	(1,379,139)	(377,255)
NET ASSETS AT DECEMBER 31, 2019	$2,466,032	$332,252	$9,849,487	$290,601	$398,669	$—	$—

See accompanying notes.

	American Century VP Balanced Fund - Class II Subaccount	American Century VP Large Company Value Fund - Class I Subaccount	American Century VP Large Company Value Fund - Class II Subaccount	American Funds Asset Allocation Fund - Class 1 Subaccount	American Funds Asset Allocation Fund - Class 4 Subaccount	American Funds Blue Chip Income and Growth Fund - Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2018	$4,028,439	$—	$238,456	$4,668	$6,769,543	$106,739
Changes From Operations:
• Net investment income (loss)	(15,105)	—	2,455	59	23,338	439
• Net realized gain (loss) on investments	42,652	—	11,482	215	366,287	8,763
• Net change in unrealized appreciation or depreciation on investments	(423,652)	—	(172,128)	(504)	(891,101)	(17,714)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(396,105)	—	(158,191)	(230)	(501,476)	(8,512)
Change From Unit Transactions:
• Net unit transactions	2,802,142	—	1,389,214	(4)	1,483,730	(10,355)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,802,142	—	1,389,214	(4)	1,483,730	(10,355)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,406,037	—	1,231,023	(234)	982,254	(18,867)
NET ASSETS AT DECEMBER 31, 2018	6,434,476	—	1,469,479	4,434	7,751,797	87,872
Changes From Operations:
• Net investment income (loss)	(12,860)	138	1,334	75	66,957	535
• Net realized gain (loss) on investments	273,390	2	97,909	255	490,668	5,993
• Net change in unrealized appreciation or depreciation on investments	1,018,951	1,578	401,192	587	1,067,528	9,852
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,279,481	1,718	500,435	917	1,625,153	16,380
Change From Unit Transactions:
• Net unit transactions	2,447,112	14,958	888,289	(70)	2,328,342	(11,285)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,447,112	14,958	888,289	(70)	2,328,342	(11,285)
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,726,593	16,676	1,388,724	847	3,953,495	5,095
NET ASSETS AT DECEMBER 31, 2019	$10,161,069	$16,676	$2,858,203	$5,281	$11,705,292	$92,967

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	American Funds Blue Chip Income and Growth Fund - Class 4 Subaccount	American Funds Bond Fund - Class 1 Subaccount	American Funds Capital Income Builder® - Class 1 Subaccount	American Funds Capital Income Builder® - Class 4 Subaccount	American Funds Global Bond Fund - Class 1 Subaccount	American Funds Global Growth and Income Fund - Class 1 Subaccount	American Funds Global Growth Fund - Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2018	$916,785	$39,542	$22,699	$1,376,581	$37,670	$67,463	$12,416,826
Changes From Operations:
• Net investment income (loss)	5,826	855	412	18,850	897	909	(122,748)
• Net realized gain (loss) on investments	64,528	(61)	398	4,494	151	5,279	1,314,431
• Net change in unrealized appreciation or depreciation on investments	(162,071)	(1,195)	(2,058)	(140,895)	(1,797)	(13,435)	(2,286,868)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(91,717)	(401)	(1,248)	(117,551)	(749)	(7,247)	(1,095,185)
Change From Unit Transactions:
• Net unit transactions	26,953	3,576	(7,578)	74,638	14,312	5,972	(1,589,760)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	26,953	3,576	(7,578)	74,638	14,312	5,972	(1,589,760)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(64,764)	3,175	(8,826)	(42,913)	13,563	(1,275)	(2,684,945)
NET ASSETS AT DECEMBER 31, 2018	852,021	42,717	13,873	1,333,668	51,233	66,188	9,731,881
Changes From Operations:
• Net investment income (loss)	7,550	368	380	21,560	776	383	(67,678)
• Net realized gain (loss) on investments	72,929	(1,032)	1	(1,679)	13	4,253	975,872
• Net change in unrealized appreciation or depreciation on investments	89,805	2,408	2,032	208,675	3,402	6,188	2,051,943
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	170,284	1,744	2,413	228,556	4,191	10,824	2,960,137
Change From Unit Transactions:
• Net unit transactions	20,924	(24,986)	—	199,810	14,536	(45,810)	(1,887,350)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	20,924	(24,986)	—	199,810	14,536	(45,810)	(1,887,350)
TOTAL INCREASE (DECREASE) IN NET ASSETS	191,208	(23,242)	2,413	428,366	18,727	(34,986)	1,072,787
NET ASSETS AT DECEMBER 31, 2019	$1,043,229	$19,475	$16,286	$1,762,034	$69,960	$31,202	$10,804,668

See accompanying notes.

	American Funds Global Growth Fund - Class 4 Subaccount	American Funds Global Small Capitalization Fund - Class 1 Subaccount	American Funds Global Small Capitalization Fund - Class 2 Subaccount	American Funds Global Small Capitalization Fund - Class 4 Subaccount	American Funds Growth Fund - Class 1 Subaccount	American Funds Growth Fund - Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2018	$2,779,135	$19,308	$8,894,248	$472,118	$68,121	$58,938,369
Changes From Operations:
• Net investment income (loss)	(17,352)	(66)	(120,249)	(6,152)	81	(741,506)
• Net realized gain (loss) on investments	208,886	1,003	625,877	22,654	8,143	8,353,575
• Net change in unrealized appreciation or depreciation on investments	(519,915)	(3,915)	(1,400,803)	(76,915)	(10,137)	(7,901,935)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(328,381)	(2,978)	(895,175)	(60,413)	(1,913)	(289,866)
Change From Unit Transactions:
• Net unit transactions	356,299	7,196	(1,080,355)	37,481	18,881	(9,685,651)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	356,299	7,196	(1,080,355)	37,481	18,881	(9,685,651)
TOTAL INCREASE (DECREASE) IN NET ASSETS	27,918	4,218	(1,975,530)	(22,932)	16,968	(9,975,517)
NET ASSETS AT DECEMBER 31, 2018	2,807,053	23,526	6,918,718	449,186	85,089	48,962,852
Changes From Operations:
• Net investment income (loss)	(6,289)	(67)	(103,599)	(6,332)	449	(510,979)
• Net realized gain (loss) on investments	208,341	1,901	657,112	35,681	11,243	7,007,343
• Net change in unrealized appreciation or depreciation on investments	742,459	6,282	1,386,265	103,305	16,564	6,655,358
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	944,511	8,116	1,939,778	132,654	28,256	13,151,722
Change From Unit Transactions:
• Net unit transactions	56,414	7,200	(1,078,739)	11,060	19,283	(7,250,811)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	56,414	7,200	(1,078,739)	11,060	19,283	(7,250,811)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,000,925	15,316	861,039	143,714	47,539	5,900,911
NET ASSETS AT DECEMBER 31, 2019	$3,807,978	$38,842	$7,779,757	$592,900	$132,628	$54,863,763

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	American Funds Growth Fund - Class 4 Subaccount	American Funds Growth- Income Fund - Class 1 Subaccount	American Funds Growth- Income Fund - Class 2 Subaccount	American Funds Growth- Income Fund - Class 4 Subaccount	American Funds High-Income Bond Fund - Class 1 Subaccount	American Funds International Fund - Class 1 Subaccount	American Funds International Fund - Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2018	$4,168,460	$136,107	$61,060,225	$3,187,547	$26,516	$102,709	$23,216,318
Changes From Operations:
• Net investment income (loss)	(41,452)	1,544	(189,357)	788	2,051	972	(3,499)
• Net realized gain (loss) on investments	511,647	10,706	6,147,692	283,714	(3)	5,063	1,622,556
• Net change in unrealized appreciation or depreciation on investments	(576,657)	(17,855)	(7,302,964)	(386,284)	(3,138)	(20,477)	(4,601,669)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(106,462)	(5,605)	(1,344,629)	(101,782)	(1,090)	(14,442)	(2,982,612)
Change From Unit Transactions:
• Net unit transactions	581,973	35,285	(9,232,751)	166,692	10,793	5,397	(2,865,063)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	581,973	35,285	(9,232,751)	166,692	10,793	5,397	(2,865,063)
TOTAL INCREASE (DECREASE) IN NET ASSETS	475,511	29,680	(10,577,380)	64,910	9,703	(9,045)	(5,847,675)
NET ASSETS AT DECEMBER 31, 2018	4,643,971	165,787	50,482,845	3,252,457	36,219	93,664	17,368,643
Changes From Operations:
• Net investment income (loss)	(31,066)	2,598	(13,116)	15,113	2,853	391	(42,920)
• Net realized gain (loss) on investments	633,460	20,012	6,553,319	411,951	(6)	506	629,465
• Net change in unrealized appreciation or depreciation on investments	835,847	22,865	5,029,575	435,857	1,935	16,048	2,870,241
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,438,241	45,475	11,569,778	862,921	4,782	16,945	3,456,786
Change From Unit Transactions:
• Net unit transactions	723,334	33,498	(6,179,956)	592,936	10,801	(29,755)	(2,249,582)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	723,334	33,498	(6,179,956)	592,936	10,801	(29,755)	(2,249,582)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,161,575	78,973	5,389,822	1,455,857	15,583	(12,810)	1,207,204
NET ASSETS AT DECEMBER 31, 2019	$6,805,546	$244,760	$55,872,667	$4,708,314	$51,802	$80,854	$18,575,847

See accompanying notes.

	American Funds International Fund - Class 4 Subaccount	American Funds International Growth and Income Fund - Class 1 Subaccount	American Funds Managed Risk Asset Allocation Fund - Class P1 Subaccount	American Funds Managed Risk Asset Allocation Fund - Class P2 Subaccount	American Funds Mortgage Fund - Class 4 Subaccount	American Funds New World Fund® - Class 1 Subaccount
NET ASSETS AT JANUARY 1, 2018	$2,249,715	$27,608	$8,220	$12,856,238	$314,668	$36,748
Changes From Operations:
• Net investment income (loss)	11,140	691	(19)	(15,585)	1,142	80
• Net realized gain (loss) on investments	115,249	8	1,082	683,617	(2,723)	1,235
• Net change in unrealized appreciation or depreciation on investments	(515,134)	(4,888)	(1,082)	(1,661,901)	(2,770)	(7,412)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(388,745)	(4,189)	(19)	(993,869)	(4,351)	(6,097)
Change From Unit Transactions:
• Net unit transactions	512,846	10,793	(8,201)	2,721,578	(52,230)	7,152
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	512,846	10,793	(8,201)	2,721,578	(52,230)	7,152
TOTAL INCREASE (DECREASE) IN NET ASSETS	124,101	6,604	(8,220)	1,727,709	(56,581)	1,055
NET ASSETS AT DECEMBER 31, 2018	2,373,816	34,212	—	14,583,947	258,087	37,803
Changes From Operations:
• Net investment income (loss)	810	1,040	—	145,213	1,878	106
• Net realized gain (loss) on investments	89,126	489	—	763,305	(1,120)	2,049
• Net change in unrealized appreciation or depreciation on investments	434,913	7,121	—	1,607,862	7,606	7,687
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	524,849	8,650	—	2,516,380	8,364	9,842
Change From Unit Transactions:
• Net unit transactions	201,304	10,801	—	1,894,600	(64,625)	(3,184)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	201,304	10,801	—	1,894,600	(64,625)	(3,184)
TOTAL INCREASE (DECREASE) IN NET ASSETS	726,153	19,451	—	4,410,980	(56,261)	6,658
NET ASSETS AT DECEMBER 31, 2019	$3,099,969	$53,663	$—	$18,994,927	$201,826	$44,461

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	American Funds New World Fund® - Class 4 Subaccount	BlackRock Global Allocation V.I. Fund - Class I Subaccount	BlackRock Global Allocation V.I. Fund - Class III Subaccount	BlackRock iShares® Alternative Strategies V.I. Fund - Class III Subaccount	ClearBridge Variable Aggressive Growth Portfolio - Class II Subaccount	ClearBridge Variable Large Cap Growth Portfolio - Class II Subaccount	ClearBridge Variable Mid Cap Portfolio - Class II Subaccount
NET ASSETS AT JANUARY 1, 2018	$1,352,192	$31,823	$57,338,125	$134,113	$369,601	$899,927	$1,749,310
Changes From Operations:
• Net investment income (loss)	(6,578)	103	(447,107)	(1,095)	(4,594)	(57,979)	(24,015)
• Net realized gain (loss) on investments	44,005	1,213	2,512,710	7,248	46,094	164,283	46,263
• Net change in unrealized appreciation or depreciation on investments	(246,733)	(3,875)	(6,886,426)	(4,362)	(116,449)	(535,776)	(307,230)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(209,306)	(2,559)	(4,820,823)	1,791	(74,949)	(429,472)	(284,982)
Change From Unit Transactions:
• Net unit transactions	(7,265)	419	(5,150,718)	(135,904)	309,804	5,858,478	290,969
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(7,265)	419	(5,150,718)	(135,904)	309,804	5,858,478	290,969
TOTAL INCREASE (DECREASE) IN NET ASSETS	(216,571)	(2,140)	(9,971,541)	(134,113)	234,855	5,429,006	5,987
NET ASSETS AT DECEMBER 31, 2018	1,135,621	29,683	47,366,584	—	604,456	6,328,933	1,755,297
Changes From Operations:
• Net investment income (loss)	(5,274)	216	(195,688)	—	(3,731)	(137,274)	(22,505)
• Net realized gain (loss) on investments	81,646	1,123	1,897,747	—	11,984	701,333	44,349
• Net change in unrealized appreciation or depreciation on investments	241,383	3,771	5,586,943	—	141,115	1,725,813	537,490
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	317,755	5,110	7,289,002	—	149,368	2,289,872	559,334
Change From Unit Transactions:
• Net unit transactions	13,856	57	(3,471,808)	—	95,463	5,086,792	99,935
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	13,856	57	(3,471,808)	—	95,463	5,086,792	99,935
TOTAL INCREASE (DECREASE) IN NET ASSETS	331,611	5,167	3,817,194	—	244,831	7,376,664	659,269
NET ASSETS AT DECEMBER 31, 2019	$1,467,232	$34,850	$51,183,778	$—	$849,287	$13,705,597	$2,414,566

See accompanying notes.

	Columbia VP Commodity Strategy Fund - Class 2 Subaccount	Columbia VP Emerging Markets Bond Fund - Class 2 Subaccount	Columbia VP Strategic Income Fund - Class 2 Subaccount	Delaware VIP® Diversified Income Series - Service Class Subaccount	Delaware VIP® Diversified Income Series - Standard Class Subaccount	Delaware VIP® Emerging Markets Series - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$8,726	$137,412	$129,176	$97,961,666	$112,038	$16,725,079
Changes From Operations:
• Net investment income (loss)	(93)	3,491	2,593	1,338,351	2,512	236,794
• Net realized gain (loss) on investments	—	(4,989)	105	(753,389)	(640)	567,918
• Net change in unrealized appreciation or depreciation on investments	(1,224)	(7,145)	(5,153)	(4,480,260)	(5,594)	(3,823,257)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,317)	(8,643)	(2,455)	(3,895,298)	(3,722)	(3,018,545)
Change From Unit Transactions:
• Net unit transactions	(9)	(59,092)	1,013	1,279,921	23,527	444,733
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(9)	(59,092)	1,013	1,279,921	23,527	444,733
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,326)	(67,735)	(1,442)	(2,615,377)	19,805	(2,573,812)
NET ASSETS AT DECEMBER 31, 2018	7,400	69,677	127,734	95,346,289	131,843	14,151,267
Changes From Operations:
• Net investment income (loss)	(14)	5,458	4,494	1,099,770	2,905	(185,428)
• Net realized gain (loss) on investments	(8)	(7,352)	(165)	(128,222)	(119)	544,762
• Net change in unrealized appreciation or depreciation on investments	510	5,028	9,940	7,272,310	10,685	2,421,414
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	488	3,134	14,269	8,243,858	13,471	2,780,748
Change From Unit Transactions:
• Net unit transactions	(3)	41,962	172,017	7,773,247	29,983	(1,200,302)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(3)	41,962	172,017	7,773,247	29,983	(1,200,302)
TOTAL INCREASE (DECREASE) IN NET ASSETS	485	45,096	186,286	16,017,105	43,454	1,580,446
NET ASSETS AT DECEMBER 31, 2019	$7,885	$114,773	$314,020	$111,363,394	$175,297	$15,731,713

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	Delaware VIP® High Yield Series - Service Class Subaccount	Delaware VIP® High Yield Series - Standard Class Subaccount	Delaware VIP® Limited-Term Diversified Income Series - Service Class Subaccount	Delaware VIP® Limited-Term Diversified Income Series - Standard Class Subaccount	Delaware VIP® REIT Series - Service Class Subaccount	Delaware VIP® REIT Series - Standard Class Subaccount	Delaware VIP® Small Cap Value Series - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$6,238,191	$355,042	$43,101,757	$17,418	$10,770,340	$536,720	$21,286,465
Changes From Operations:
• Net investment income (loss)	238,648	16,206	363,561	382	29,481	3,543	(220,414)
• Net realized gain (loss) on investments	(127,591)	(6,546)	(219,446)	(31)	169,050	12,007	1,996,979
• Net change in unrealized appreciation or depreciation on investments	(462,050)	(24,392)	(795,232)	(414)	(1,101,334)	(56,175)	(5,616,689)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(350,993)	(14,732)	(651,117)	(63)	(902,803)	(40,625)	(3,840,124)
Change From Unit Transactions:
• Net unit transactions	(991,684)	(130,553)	(1,139,803)	1,342	(1,029,189)	(70,258)	191,504
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(991,684)	(130,553)	(1,139,803)	1,342	(1,029,189)	(70,258)	191,504
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,342,677)	(145,285)	(1,790,920)	1,279	(1,931,992)	(110,883)	(3,648,620)
NET ASSETS AT DECEMBER 31, 2018	4,895,514	209,757	41,310,837	18,697	8,838,348	425,837	17,637,845
Changes From Operations:
• Net investment income (loss)	232,277	10,769	362,074	151	30,383	3,458	(186,669)
• Net realized gain (loss) on investments	(67,884)	(1,111)	(77,452)	(306)	77,906	2,164	1,570,089
• Net change in unrealized appreciation or depreciation on investments	495,396	19,384	1,034,128	505	2,038,628	98,527	3,171,953
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	659,789	29,042	1,318,750	350	2,146,917	104,149	4,555,373
Change From Unit Transactions:
• Net unit transactions	(611,854)	(33,894)	965,034	(11,901)	(255,275)	(37,164)	156,111
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(611,854)	(33,894)	965,034	(11,901)	(255,275)	(37,164)	156,111
TOTAL INCREASE (DECREASE) IN NET ASSETS	47,935	(4,852)	2,283,784	(11,551)	1,891,642	66,985	4,711,484
NET ASSETS AT DECEMBER 31, 2019	$4,943,449	$204,905	$43,594,621	$7,146	$10,729,990	$492,822	$22,349,329

See accompanying notes.

	Delaware VIP® Small Cap Value Series - Standard Class Subaccount	Delaware VIP® Smid Cap Core Series - Service Class Subaccount	Delaware VIP® Smid Cap Core Series - Standard Class Subaccount	Delaware VIP® U.S. Growth Series - Service Class Subaccount	Delaware VIP® Value Series - Service Class Subaccount	Delaware VIP® Value Series - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$721,286	$10,358,097	$408,930	$6,527,284	$12,630,997	$85,639
Changes From Operations:
• Net investment income (loss)	(3,460)	(159,681)	(4,895)	(94,389)	(31,174)	413
• Net realized gain (loss) on investments	62,636	3,072,913	121,190	950,264	1,182,773	10,843
• Net change in unrealized appreciation or depreciation on investments	(153,601)	(4,157,118)	(166,179)	(1,135,332)	(1,815,850)	(8,325)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(94,425)	(1,243,886)	(49,884)	(279,457)	(664,251)	2,931
Change From Unit Transactions:
• Net unit transactions	(171,048)	(1,022,784)	(35,710)	(14,716)	470,824	(55,644)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(171,048)	(1,022,784)	(35,710)	(14,716)	470,824	(55,644)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(265,473)	(2,266,670)	(85,594)	(294,173)	(193,427)	(52,713)
NET ASSETS AT DECEMBER 31, 2018	455,813	8,091,427	323,336	6,233,111	12,437,570	32,926
Changes From Operations:
• Net investment income (loss)	(1,714)	(113,114)	(3,159)	(101,170)	(12,952)	191
• Net realized gain (loss) on investments	37,168	181,070	17,568	1,129,153	1,142,643	3,720
• Net change in unrealized appreciation or depreciation on investments	80,507	2,037,499	74,298	512,252	1,099,063	4,206
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	115,961	2,105,455	88,707	1,540,235	2,228,754	8,117
Change From Unit Transactions:
• Net unit transactions	(46,011)	(1,078,489)	(15,827)	(597,998)	(610,435)	15,224
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(46,011)	(1,078,489)	(15,827)	(597,998)	(610,435)	15,224
TOTAL INCREASE (DECREASE) IN NET ASSETS	69,950	1,026,966	72,880	942,237	1,618,319	23,341
NET ASSETS AT DECEMBER 31, 2019	$525,763	$9,118,393	$396,216	$7,175,348	$14,055,889	$56,267

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	DWS Alternative Asset Allocation VIP Portfolio - Class A Subaccount	DWS Alternative Asset Allocation VIP Portfolio - Class B Subaccount	DWS Equity 500 Index VIP Portfolio - Class A Subaccount	DWS Small Cap Index VIP Portfolio - Class A Subaccount	Eaton Vance VT Floating-Rate Income Fund - Initial Class Subaccount	Fidelity® VIP Balanced Portfolio - Service Class 2 Subaccount	Fidelity® VIP Contrafund® Portfolio - Service Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2018	$17,458	$4,666,932	$1,082,164	$358,325	$394,259	$—	$50,332,693
Changes From Operations:
• Net investment income (loss)	250	12,896	165	(2,189)	18,711	—	(638,057)
• Net realized gain (loss) on investments	(13)	(23,038)	197,535	28,165	(3,840)	—	5,714,924
• Net change in unrealized appreciation or depreciation on investments	(1,942)	(487,207)	(238,132)	(69,528)	(63,252)	—	(9,351,486)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,705)	(497,349)	(40,432)	(43,552)	(48,381)	—	(4,274,619)
Change From Unit Transactions:
• Net unit transactions	79	(73,526)	(324,294)	(10,914)	1,359,200	—	2,431,371
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	79	(73,526)	(324,294)	(10,914)	1,359,200	—	2,431,371
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,626)	(570,875)	(364,726)	(54,466)	1,310,819	—	(1,843,248)
NET ASSETS AT DECEMBER 31, 2018	15,832	4,096,057	717,438	303,859	1,705,078	—	48,489,445
Changes From Operations:
• Net investment income (loss)	539	86,036	4,452	(1,695)	77,355	16,579	(812,261)
• Net realized gain (loss) on investments	(11)	(16,824)	88,139	31,500	(4,285)	4,837	7,027,321
• Net change in unrealized appreciation or depreciation on investments	1,678	435,388	92,466	40,575	49,633	110,714	7,996,836
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,206	504,600	185,057	70,380	122,703	132,130	14,211,896
Change From Unit Transactions:
• Net unit transactions	65	(258,508)	(206,895)	(9,054)	96,456	2,256,449	860,506
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	65	(258,508)	(206,895)	(9,054)	96,456	2,256,449	860,506
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,271	246,092	(21,838)	61,326	219,159	2,388,579	15,072,402
NET ASSETS AT DECEMBER 31, 2019	$18,103	$4,342,149	$695,600	$365,185	$1,924,237	$2,388,579	$63,561,847

See accompanying notes.

	Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2 Subaccount	Fidelity® VIP Growth Portfolio - Initial Class Subaccount	Fidelity® VIP Growth Portfolio - Service Class 2 Subaccount	Fidelity® VIP Mid Cap Portfolio - Service Class 2 Subaccount	Fidelity® VIP Strategic Income Portfolio - Service Class 2 Subaccount	First Trust Dorsey Wright Tactical Core Portfolio - Class I Subaccount
NET ASSETS AT JANUARY 1, 2018	$427,578	$253,958	$10,420,591	$37,367,032	$862,662	$314,410
Changes From Operations:
• Net investment income (loss)	1,936	(3,073)	(180,008)	(463,210)	25,289	(3,560)
• Net realized gain (loss) on investments	11,668	38,560	1,970,986	3,791,331	1,322	1,617
• Net change in unrealized appreciation or depreciation on investments	(102,479)	(34,172)	(2,022,694)	(9,299,283)	(68,970)	(42,696)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(88,875)	1,315	(231,716)	(5,971,162)	(42,359)	(44,639)
Change From Unit Transactions:
• Net unit transactions	542,361	(47,948)	690,685	444,935	186,277	128,229
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	542,361	(47,948)	690,685	444,935	186,277	128,229
TOTAL INCREASE (DECREASE) IN NET ASSETS	453,486	(46,633)	458,969	(5,526,227)	143,918	83,590
NET ASSETS AT DECEMBER 31, 2018	881,064	207,325	10,879,560	31,840,805	1,006,580	398,000
Changes From Operations:
• Net investment income (loss)	3,818	(2,781)	(184,410)	(350,095)	26,216	(2,676)
• Net realized gain (loss) on investments	64,072	14,695	1,092,097	3,677,230	4,757	10,898
• Net change in unrealized appreciation or depreciation on investments	105,325	55,027	2,467,531	3,491,103	68,201	74,654
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	173,215	66,941	3,375,218	6,818,238	99,174	82,876
Change From Unit Transactions:
• Net unit transactions	446,458	(1,839)	(810,202)	375,974	212,106	31,487
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	446,458	(1,839)	(810,202)	375,974	212,106	31,487
TOTAL INCREASE (DECREASE) IN NET ASSETS	619,673	65,102	2,565,016	7,194,212	311,280	114,363
NET ASSETS AT DECEMBER 31, 2019	$1,500,737	$272,427	$13,444,576	$39,035,017	$1,317,860	$512,363

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	First Trust Multi Income Allocation Portfolio - Class I Subaccount	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I Subaccount	Franklin Allocation VIP Fund - Class 4 Subaccount	Franklin Income VIP Fund - Class 2 Subaccount	Franklin Income VIP Fund - Class 4 Subaccount	Franklin Mutual Shares VIP Fund - Class 2 Subaccount	Franklin Mutual Shares VIP Fund - Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2018	$286,668	$7,619,928	$532,284	$30,267,345	$2,718,604	$17,409,263	$841,927
Changes From Operations:
• Net investment income (loss)	2,992	41,107	9,195	912,648	102,939	121,604	14,230
• Net realized gain (loss) on investments	(84)	4,924	9,256	176,723	16,617	794,032	33,628
• Net change in unrealized appreciation or depreciation on investments	(20,578)	(763,869)	(72,728)	(2,722,038)	(340,875)	(2,502,822)	(196,010)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(17,670)	(717,838)	(54,277)	(1,632,667)	(221,319)	(1,587,186)	(148,152)
Change From Unit Transactions:
• Net unit transactions	27,614	3,736,654	(35,772)	(2,634,103)	1,448,273	(2,131,669)	583,706
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	27,614	3,736,654	(35,772)	(2,634,103)	1,448,273	(2,131,669)	583,706
TOTAL INCREASE (DECREASE) IN NET ASSETS	9,944	3,018,816	(90,049)	(4,266,770)	1,226,954	(3,718,855)	435,554
NET ASSETS AT DECEMBER 31, 2018	296,612	10,638,744	442,235	26,000,575	3,945,558	13,690,408	1,277,481
Changes From Operations:
• Net investment income (loss)	4,317	40,869	10,977	985,460	199,628	35,609	9,320
• Net realized gain (loss) on investments	727	501,308	28,768	555,566	85,755	1,444,842	198,540
• Net change in unrealized appreciation or depreciation on investments	39,853	1,592,094	40,754	2,027,117	377,100	1,251,572	134,546
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	44,897	2,134,271	80,499	3,568,143	662,483	2,732,023	342,406
Change From Unit Transactions:
• Net unit transactions	41,634	2,216,068	(6,192)	(2,424,928)	2,192,859	(1,412,752)	890,450
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	41,634	2,216,068	(6,192)	(2,424,928)	2,192,859	(1,412,752)	890,450
TOTAL INCREASE (DECREASE) IN NET ASSETS	86,531	4,350,339	74,307	1,143,215	2,855,342	1,319,271	1,232,856
NET ASSETS AT DECEMBER 31, 2019	$383,143	$14,989,083	$516,542	$27,143,790	$6,800,900	$15,009,679	$2,510,337

See accompanying notes.

	Franklin Rising Dividends VIP Fund - Class 4 Subaccount	Franklin Small Cap Value VIP Fund - Class 4 Subaccount	Franklin Small-Mid Cap Growth VIP Fund - Class 4 Subaccount	Goldman Sachs VIT Government Money Market Fund - Service Shares Subaccount	Goldman Sachs VIT Large Cap Value Fund - Service Shares Subaccount	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares Subaccount
NET ASSETS AT JANUARY 1, 2018	$799,467	$150,139	$382,069	$670,753	$1,558,604	$214,036
Changes From Operations:
• Net investment income (loss)	547	(804)	(4,778)	654	(703)	2,252
• Net realized gain (loss) on investments	62,453	26,861	40,206	—	51,679	(524)
• Net change in unrealized appreciation or depreciation on investments	(99,313)	(57,403)	(67,420)	—	(182,638)	(19,296)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(36,313)	(31,346)	(31,992)	654	(131,662)	(17,568)
Change From Unit Transactions:
• Net unit transactions	(119,251)	66,549	60,473	(567,499)	(172,647)	2,453
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(119,251)	66,549	60,473	(567,499)	(172,647)	2,453
TOTAL INCREASE (DECREASE) IN NET ASSETS	(155,564)	35,203	28,481	(566,845)	(304,309)	(15,115)
NET ASSETS AT DECEMBER 31, 2018	643,903	185,342	410,550	103,908	1,254,295	198,921
Changes From Operations:
• Net investment income (loss)	(442)	(610)	(5,917)	673	2,573	3,157
• Net realized gain (loss) on investments	132,793	31,030	69,182	—	29,985	(475)
• Net change in unrealized appreciation or depreciation on investments	78,686	14,930	61,666	—	263,171	12,204
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	211,037	45,350	124,931	673	295,729	14,886
Change From Unit Transactions:
• Net unit transactions	348,732	15,990	43,149	349,407	(141,373)	12,947
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	348,732	15,990	43,149	349,407	(141,373)	12,947
TOTAL INCREASE (DECREASE) IN NET ASSETS	559,769	61,340	168,080	350,080	154,356	27,833
NET ASSETS AT DECEMBER 31, 2019	$1,203,672	$246,682	$578,630	$453,988	$1,408,651	$226,754

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	Goldman Sachs VIT Strategic Income Fund - Advisor Shares Subaccount	Guggenheim VT Long Short Equity Subaccount	Guggenheim VT Multi-Hedge Strategies Subaccount	Hartford Capital Appreciation HLS Fund Class IC Subaccount	Invesco Oppenheimer V.I. Global Fund - Series II Shares Subaccount	Invesco Oppenheimer V.I. International Growth Fund - Series II Shares Subaccount	Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II Shares Subaccount
NET ASSETS AT JANUARY 1, 2018	$102,014	$283,462	$151,163	$469,559	$257,785	$462,715	$232,849
Changes From Operations:
• Net investment income (loss)	(226)	(3,980)	(1,575)	(3,421)	(314)	(4,395)	(3,116)
• Net realized gain (loss) on investments	(5,321)	44,074	(53)	53,786	22,046	17,739	39,673
• Net change in unrealized appreciation or depreciation on investments	5,380	(88,455)	(7,566)	(96,867)	(57,292)	(203,809)	(74,020)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(167)	(48,361)	(9,194)	(46,502)	(35,560)	(190,465)	(37,463)
Change From Unit Transactions:
• Net unit transactions	(101,847)	44,031	(5,146)	75,839	1,964	396,429	65,042
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(101,847)	44,031	(5,146)	75,839	1,964	396,429	65,042
TOTAL INCREASE (DECREASE) IN NET ASSETS	(102,014)	(4,330)	(14,340)	29,337	(33,596)	205,964	27,579
NET ASSETS AT DECEMBER 31, 2018	—	279,132	136,823	498,896	224,189	668,679	260,428
Changes From Operations:
• Net investment income (loss)	—	(1,982)	1,842	(748)	(611)	(4,463)	(3,362)
• Net realized gain (loss) on investments	—	(1,929)	90	65,365	41,060	32,563	18,480
• Net change in unrealized appreciation or depreciation on investments	—	16,359	3,396	81,645	25,755	143,034	48,698
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	12,448	5,328	146,262	66,204	171,134	63,816
Change From Unit Transactions:
• Net unit transactions	—	27,533	7,944	39,830	(19,465)	(45,964)	40,544
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	27,533	7,944	39,830	(19,465)	(45,964)	40,544
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	39,981	13,272	186,092	46,739	125,170	104,360
NET ASSETS AT DECEMBER 31, 2019	$—	$319,113	$150,095	$684,988	$270,928	$793,849	$364,788

See accompanying notes.

	Invesco V.I. American Franchise Fund - Series I Shares Subaccount	Invesco V.I. American Franchise Fund - Series II Shares Subaccount	Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares Subaccount	Invesco V.I. Comstock Fund - Series II Shares Subaccount	Invesco V.I Core Equity Fund - Series I Shares Subaccount	Invesco V.I. Diversified Dividend Fund - Series II Shares Subaccount
NET ASSETS AT JANUARY 1, 2018	$99,751	$18,490	$799,445	$101,510	$125,975	$702,025
Changes From Operations:
• Net investment income (loss)	(1,910)	(1,548)	(404)	224	(590)	6,904
• Net realized gain (loss) on investments	9,952	6,577	52,455	10,604	10,875	24,702
• Net change in unrealized appreciation or depreciation on investments	(12,574)	(15,251)	(108,333)	(24,087)	(22,442)	(93,962)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(4,532)	(10,222)	(56,282)	(13,259)	(12,157)	(62,356)
Change From Unit Transactions:
• Net unit transactions	(5,608)	79,432	(104,601)	(1,072)	(18,815)	(3,026)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(5,608)	79,432	(104,601)	(1,072)	(18,815)	(3,026)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,140)	69,210	(160,883)	(14,331)	(30,972)	(65,382)
NET ASSETS AT DECEMBER 31, 2018	89,611	87,700	638,562	87,179	95,003	636,643
Changes From Operations:
• Net investment income (loss)	(1,918)	(904)	(8,543)	384	(478)	10,928
• Net realized gain (loss) on investments	17,200	8,522	(15,917)	10,998	13,250	42,023
• Net change in unrealized appreciation or depreciation on investments	15,145	9,097	99,524	8,887	12,768	93,850
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	30,427	16,715	75,064	20,269	25,540	146,801
Change From Unit Transactions:
• Net unit transactions	(3,217)	(35,927)	(113,703)	(2,790)	(2,159)	(44,073)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(3,217)	(35,927)	(113,703)	(2,790)	(2,159)	(44,073)
TOTAL INCREASE (DECREASE) IN NET ASSETS	27,210	(19,212)	(38,639)	17,479	23,381	102,728
NET ASSETS AT DECEMBER 31, 2019	$116,821	$68,488	$599,923	$104,658	$118,384	$739,371

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	Invesco V.I. Equally- Weighted S&P 500 Fund - Series II Shares Subaccount	Invesco V.I. Equity and Income Fund - Series II Shares Subaccount	Invesco V.I. International Growth Fund - Series I Shares Subaccount	Invesco V.I. International Growth Fund - Series II Shares Subaccount	Ivy VIP Asset Strategy Portfolio - Class II Subaccount	Ivy VIP Energy Portfolio - Class II Subaccount	Ivy VIP High Income Portfolio - Class II Subaccount
NET ASSETS AT JANUARY 1, 2018	$5,056,098	$683,053	$7,954	$2,095,846	$458,130	$184,339	$724,297
Changes From Operations:
• Net investment income (loss)	(20,380)	4,867	51	9,810	4,825	(2,119)	41,731
• Net realized gain (loss) on investments	214,951	31,215	52	36,766	24,706	(650)	(1,064)
• Net change in unrealized appreciation or depreciation on investments	(1,049,998)	(96,280)	(1,388)	(451,066)	(64,748)	(60,647)	(65,217)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(855,427)	(60,198)	(1,285)	(404,490)	(35,217)	(63,416)	(24,550)
Change From Unit Transactions:
• Net unit transactions	3,625,149	(99,774)	(2)	466,994	110,306	9,913	48,209
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	3,625,149	(99,774)	(2)	466,994	110,306	9,913	48,209
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,769,722	(159,972)	(1,287)	62,504	75,089	(53,503)	23,659
NET ASSETS AT DECEMBER 31, 2018	7,825,820	523,081	6,667	2,158,350	533,219	130,836	747,956
Changes From Operations:
• Net investment income (loss)	4,145	7,643	16	(2,927)	5,164	(1,632)	42,392
• Net realized gain (loss) on investments	259,468	44,384	498	207,531	17,513	(6,009)	383
• Net change in unrealized appreciation or depreciation on investments	2,070,582	48,300	1,271	428,166	72,826	13,656	30,921
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,334,195	100,327	1,785	632,770	95,503	6,015	73,696
Change From Unit Transactions:
• Net unit transactions	2,882,747	33,583	—	621,462	(67,827)	1,094	4,217
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,882,747	33,583	—	621,462	(67,827)	1,094	4,217
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,216,942	133,910	1,785	1,254,232	27,676	7,109	77,913
NET ASSETS AT DECEMBER 31, 2019	$13,042,762	$656,991	$8,452	$3,412,582	$560,895	$137,945	$825,869

See accompanying notes.

	Ivy VIP Micro Cap Growth Portfolio - Class II Subaccount	Ivy VIP Mid Cap Growth Portfolio - Class II Subaccount	Ivy VIP Science and Technology Portfolio - Class II Subaccount	Ivy VIP Small Cap Growth Portfolio - Class II Subaccount	Janus Henderson Balanced Portfolio - Service Shares Subaccount	Janus Henderson Enterprise Portfolio - Service Shares Subaccount
NET ASSETS AT JANUARY 1, 2018	$251,713	$295,036	$826,065	$—	$802,143	$348,926
Changes From Operations:
• Net investment income (loss)	(2,659)	(4,141)	(9,774)	(517)	1,498	(4,707)
• Net realized gain (loss) on investments	68,977	24,348	166,272	(348)	56,571	79,339
• Net change in unrealized appreciation or depreciation on investments	(24,680)	(50,127)	(272,360)	(46,049)	(61,842)	(75,733)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	41,638	(29,920)	(115,862)	(46,914)	(3,773)	(1,101)
Change From Unit Transactions:
• Net unit transactions	(293,351)	287,918	551,835	376,174	(93,680)	(70,059)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(293,351)	287,918	551,835	376,174	(93,680)	(70,059)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(251,713)	257,998	435,973	329,260	(97,453)	(71,160)
NET ASSETS AT DECEMBER 31, 2018	—	553,034	1,262,038	329,260	704,690	277,766
Changes From Operations:
• Net investment income (loss)	—	(9,801)	(16,127)	(3,485)	141	(5,139)
• Net realized gain (loss) on investments	—	147,357	251,863	28,416	103,600	43,084
• Net change in unrealized appreciation or depreciation on investments	—	94,056	439,504	46,640	20,497	52,109
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	231,612	675,240	71,571	124,238	90,054
Change From Unit Transactions:
• Net unit transactions	—	196,505	542,902	(42,843)	(274,001)	(15,934)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	196,505	542,902	(42,843)	(274,001)	(15,934)
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	428,117	1,218,142	28,728	(149,763)	74,120
NET ASSETS AT DECEMBER 31, 2019	$—	$981,151	$2,480,180	$357,988	$554,927	$351,886

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	Janus Henderson Global Research Portfolio - Service Shares Subaccount	JPMorgan Insurance Trust Core Bond Portfolio - Class 2 Subaccount	JPMorgan Insurance Trust Global Allocation Portfolio - Class 2 Subaccount	JPMorgan Insurance Trust Income Builder Portfolio - Class 2 Subaccount	Lincoln iShares® Global Growth Allocation Fund - Standard Class Subaccount	Lord Abbett Series Fund Bond Debenture Portfolio - Class VC Subaccount	Lord Abbett Series Fund Developing Growth Portfolio - Class VC Subaccount
NET ASSETS AT JANUARY 1, 2018	$13,211	$3,104,829	$256,442	$157,928	$68,047	$919,631	$192,012
Changes From Operations:
• Net investment income (loss)	(69)	26,429	(3,669)	(2,139)	852	27,949	(4,380)
• Net realized gain (loss) on investments	167	(8,308)	2,995	(388)	36	18,477	98,035
• Net change in unrealized appreciation or depreciation on investments	(1,225)	(55,138)	(20,102)	(7,885)	(5,731)	(100,361)	(116,579)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,127)	(37,017)	(20,776)	(10,412)	(4,843)	(53,935)	(22,924)
Change From Unit Transactions:
• Net unit transactions	242	2,210,682	87,176	34,009	(578)	73,822	375,105
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	242	2,210,682	87,176	34,009	(578)	73,822	375,105
TOTAL INCREASE (DECREASE) IN NET ASSETS	(885)	2,173,665	66,400	23,597	(5,421)	19,887	352,181
NET ASSETS AT DECEMBER 31, 2018	12,326	5,278,494	322,842	181,525	62,626	939,518	544,193
Changes From Operations:
• Net investment income (loss)	(89)	49,264	2,614	3,021	1,320	68,382	(9,279)
• Net realized gain (loss) on investments	1,140	40,871	1,050	4,540	85	3,212	120,234
• Net change in unrealized appreciation or depreciation on investments	2,232	303,030	44,245	17,019	11,736	62,080	42,424
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,283	393,165	47,909	24,580	13,141	133,674	153,379
Change From Unit Transactions:
• Net unit transactions	(350)	4,526,978	(8,735)	56,340	(607)	1,209,810	470,648
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(350)	4,526,978	(8,735)	56,340	(607)	1,209,810	470,648
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,933	4,920,143	39,174	80,920	12,534	1,343,484	624,027
NET ASSETS AT DECEMBER 31, 2019	$15,259	$10,198,637	$362,016	$262,445	$75,160	$2,283,002	$1,168,220

See accompanying notes.

	Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC Subaccount	Lord Abbett Series Fund Short Duration Income Portfolio - Class VC Subaccount	LVIP American Balanced Allocation Fund - Service Class Subaccount	LVIP American Balanced Allocation Fund - Standard Class Subaccount	LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class Subaccount	LVIP American Global Balanced Allocation Managed Risk Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$82,020	$757,713	$3,981,610	$7,768	$28,926,899	$2,955,591
Changes From Operations:
• Net investment income (loss)	451	21,118	15,405	110	(204,437)	9,334
• Net realized gain (loss) on investments	12,346	(4,337)	139,323	240	1,704,734	88,659
• Net change in unrealized appreciation or depreciation on investments	(19,911)	(17,505)	(390,226)	(714)	(5,535,578)	(242,441)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(7,114)	(724)	(235,498)	(364)	(4,035,281)	(144,448)
Change From Unit Transactions:
• Net unit transactions	(2,878)	208,558	35,247	(12)	4,668,931	99,997
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,878)	208,558	35,247	(12)	4,668,931	99,997
TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,992)	207,834	(200,251)	(376)	633,650	(44,451)
NET ASSETS AT DECEMBER 31, 2018	72,028	965,547	3,781,359	7,392	29,560,549	2,911,140
Changes From Operations:
• Net investment income (loss)	275	28,688	43,745	154	543,425	25,313
• Net realized gain (loss) on investments	1,854	43	168,585	299	1,696,466	205,583
• Net change in unrealized appreciation or depreciation on investments	12,387	10,666	395,024	766	5,437,985	188,888
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,516	39,397	607,354	1,219	7,677,876	419,784
Change From Unit Transactions:
• Net unit transactions	(2,371)	319,847	300,003	27	2,150,569	(10,715)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,371)	319,847	300,003	27	2,150,569	(10,715)
TOTAL INCREASE (DECREASE) IN NET ASSETS	12,145	359,244	907,357	1,246	9,828,445	409,069
NET ASSETS AT DECEMBER 31, 2019	$84,173	$1,324,791	$4,688,716	$8,638	$39,388,994	$3,320,209

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class Subaccount	LVIP American Global Growth Allocation Managed Risk Fund - Service Class Subaccount	LVIP American Global Growth Allocation Managed Risk Fund - Standard Class Subaccount	LVIP American Global Growth Fund - Service Class II Subaccount	LVIP American Global Small Capitalization Fund - Service Class II Subaccount	LVIP American Growth Allocation Fund - Service Class Subaccount	LVIP American Growth Fund - Service Class II Subaccount
NET ASSETS AT JANUARY 1, 2018	$7,685	$11,425,576	$241,062	$6,984,903	$3,221,163	$932,799	$24,889,128
Changes From Operations:
• Net investment income (loss)	(18)	(45,649)	2,056	(64,826)	(28,109)	7,968	(341,582)
• Net realized gain (loss) on investments	562	409,697	6,351	376,555	73,889	86,365	2,801,327
• Net change in unrealized appreciation or depreciation on investments	(531)	(929,592)	(18,698)	(1,373,051)	(439,771)	(200,409)	(3,608,023)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13	(565,544)	(10,291)	(1,061,322)	(393,991)	(106,076)	(1,148,278)
Change From Unit Transactions:
• Net unit transactions	(7,698)	(2,224,223)	(13,989)	2,666,050	139,896	606,583	7,146,390
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(7,698)	(2,224,223)	(13,989)	2,666,050	139,896	606,583	7,146,390
TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,685)	(2,789,767)	(24,280)	1,604,728	(254,095)	500,507	5,998,112
NET ASSETS AT DECEMBER 31, 2018	—	8,635,809	216,782	8,589,631	2,967,068	1,433,306	30,887,240
Changes From Operations:
• Net investment income (loss)	—	24,358	3,226	(30,303)	(6,246)	13,174	137,583
• Net realized gain (loss) on investments	—	787,771	19,969	711,125	213,929	90,500	3,425,218
• Net change in unrealized appreciation or depreciation on investments	—	436,527	11,443	2,295,990	621,126	156,631	5,960,295
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	1,248,656	34,638	2,976,812	828,809	260,305	9,523,096
Change From Unit Transactions:
• Net unit transactions	—	(836,681)	(13,354)	1,394,698	(390,161)	43,541	5,992,808
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	(836,681)	(13,354)	1,394,698	(390,161)	43,541	5,992,808
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	411,975	21,284	4,371,510	438,648	303,846	15,515,904
NET ASSETS AT DECEMBER 31, 2019	$—	$9,047,784	$238,066	$12,961,141	$3,405,716	$1,737,152	$46,403,144

See accompanying notes.

	LVIP American Growth-Income Fund - Service Class II Subaccount	LVIP American International Fund - Service Class II Subaccount	LVIP American Preservation Fund - Service Class Subaccount	LVIP Baron Growth Opportunities Fund - Service Class Subaccount	LVIP BlackRock Advantage Allocation Fund - Service Class Subaccount	LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$22,768,704	$9,188,934	$111,461	$11,587,869	$63,986	$68,592,329
Changes From Operations:
• Net investment income (loss)	3,708	162,025	600	(204,153)	3,627	386,438
• Net realized gain (loss) on investments	1,857,884	296,977	(1,022)	1,235,629	53,575	1,384,405
• Net change in unrealized appreciation or depreciation on investments	(3,310,668)	(2,348,650)	(115)	(1,751,841)	(80,973)	(8,805,804)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,449,076)	(1,889,648)	(537)	(720,365)	(23,771)	(7,034,961)
Change From Unit Transactions:
• Net unit transactions	8,082,174	4,490,656	59,235	893,699	291,421	6,749,750
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	8,082,174	4,490,656	59,235	893,699	291,421	6,749,750
TOTAL INCREASE (DECREASE) IN NET ASSETS	6,633,098	2,601,008	58,698	173,334	267,650	(285,211)
NET ASSETS AT DECEMBER 31, 2018	29,401,802	11,789,942	170,159	11,761,203	331,636	68,307,118
Changes From Operations:
• Net investment income (loss)	426,936	(48,792)	975	(249,082)	7,162	591,030
• Net realized gain (loss) on investments	2,153,464	415,714	784	1,064,660	(8,713)	5,365,598
• Net change in unrealized appreciation or depreciation on investments	4,995,427	2,109,882	3,215	3,335,004	57,927	6,730,757
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,575,827	2,476,804	4,974	4,150,582	56,376	12,687,385
Change From Unit Transactions:
• Net unit transactions	5,596,382	663,738	(2,376)	1,662,401	268,702	32,961,965
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	5,596,382	663,738	(2,376)	1,662,401	268,702	32,961,965
TOTAL INCREASE (DECREASE) IN NET ASSETS	13,172,209	3,140,542	2,598	5,812,983	325,078	45,649,350
NET ASSETS AT DECEMBER 31, 2019	$42,574,011	$14,930,484	$172,757	$17,574,186	$656,714	$113,956,468

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	LVIP BlackRock Global Allocation Managed Risk Fund - Service Class Subaccount	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class Subaccount	LVIP BlackRock Global Real Estate Fund - Service Class Subaccount	LVIP BlackRock Inflation Protected Bond Fund - Service Class Subaccount	LVIP BlackRock Inflation Protected Bond Fund - Standard Class Subaccount	LVIP BlackRock Multi-Asset Income Fund - Service Class Subaccount	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$87,102,724	$16,828,320	$6,901,308	$55,160,817	$35,615	$436,902	$21,779,911
Changes From Operations:
• Net investment income (loss)	(1,378,200)	(2,528)	126,043	1,668,305	880	7,573	(59,515)
• Net realized gain (loss) on investments	320,567	123,689	68,158	(408,445)	42	(13,162)	210,834
• Net change in unrealized appreciation or depreciation on investments	(6,731,930)	(1,360,281)	(857,081)	(2,163,063)	(1,068)	(1,093)	(1,420,119)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(7,789,563)	(1,239,120)	(662,880)	(903,203)	(146)	(6,682)	(1,268,800)
Change From Unit Transactions:
• Net unit transactions	(1,107,263)	7,380,527	(427,800)	(501,686)	(17,061)	(430,220)	6,049,599
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,107,263)	7,380,527	(427,800)	(501,686)	(17,061)	$(430,220)	6,049,599
TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,896,826)	6,141,407	(1,090,680)	(1,404,889)	(17,207)	(436,902)	4,780,799
NET ASSETS AT DECEMBER 31, 2018	78,205,898	22,969,727	5,810,628	53,755,928	18,408	—	26,560,710
Changes From Operations:
• Net investment income (loss)	(36,287)	54,753	101,764	197,859	318	—	45,803
• Net realized gain (loss) on investments	1,296,273	252,467	395,726	(409,981)	(20)	—	641,288
• Net change in unrealized appreciation or depreciation on investments	9,627,500	3,628,281	768,374	2,266,276	661	—	4,306,754
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,887,486	3,935,501	1,265,864	2,054,154	959	—	4,993,845
Change From Unit Transactions:
• Net unit transactions	(5,445,328)	6,222,979	(738,172)	(2,442,850)	202	—	10,230,926
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(5,445,328)	6,222,979	(738,172)	(2,442,850)	202	—	10,230,926
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,442,158	10,158,480	527,692	(388,696)	1,161	—	15,224,771
NET ASSETS AT DECEMBER 31, 2019	$83,648,056	$33,128,207	$6,338,320	$53,367,232	$19,569	$—	$41,785,481

See accompanying notes.

	LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class Subaccount	LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class Subaccount	LVIP Blended Mid Cap Managed Volatility Fund - Service Class Subaccount	LVIP Blended Mid Cap Managed Volatility Fund - Standard Class Subaccount	LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class Subaccount	LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$45,155,437	$190,860	$40,397,900	$4,685	$9,985,715	$22,579,618
Changes From Operations:
• Net investment income (loss)	(483,240)	(1,931)	(669,922)	(31)	(81,392)	(153,486)
• Net realized gain (loss) on investments	6,628,623	30,655	1,404,870	141	412,713	1,243,378
• Net change in unrealized appreciation or depreciation on investments	(9,764,635)	(36,092)	(1,475,010)	(100)	(1,300,413)	(2,116,363)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,619,252)	(7,368)	(740,062)	10	(969,092)	(1,026,471)
Change From Unit Transactions:
• Net unit transactions	12,074,763	(47,477)	3,206,346	(210)	2,637,394	666,255
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	12,074,763	(47,477)	3,206,346	(210)	2,637,394	666,255
TOTAL INCREASE (DECREASE) IN NET ASSETS	8,455,511	(54,845)	2,466,284	(200)	1,668,302	(360,216)
NET ASSETS AT DECEMBER 31, 2018	53,610,948	136,015	42,864,184	4,485	11,654,017	22,219,402
Changes From Operations:
• Net investment income (loss)	(614,538)	(1,662)	(737,788)	(32)	(66,811)	(37,578)
• Net realized gain (loss) on investments	3,094,308	6,727	5,769,492	594	43,350	1,339,941
• Net change in unrealized appreciation or depreciation on investments	7,717,914	18,849	4,668,221	509	451,167	4,033,104
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,197,684	23,914	9,699,925	1,071	427,706	5,335,467
Change From Unit Transactions:
• Net unit transactions	6,930,650	(5,111)	(287,419)	(307)	(12,081,723)	13,453,539
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	6,930,650	(5,111)	(287,419)	(307)	(12,081,723)	13,453,539
TOTAL INCREASE (DECREASE) IN NET ASSETS	17,128,334	18,803	9,412,506	764	(11,654,017)	18,789,006
NET ASSETS AT DECEMBER 31, 2019	$70,739,282	$154,818	$52,276,690	$5,249	$—	$41,008,408

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class Subaccount	LVIP Delaware Bond Fund - Service Class Subaccount	LVIP Delaware Bond Fund - Standard Class Subaccount	LVIP Delaware Diversified Floating Rate Fund - Service Class Subaccount	LVIP Delaware Diversified Floating Rate Fund - Standard Class Subaccount	LVIP Delaware Social Awareness Fund - Service Class Subaccount	LVIP Delaware Social Awareness Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$4,799	$167,008,840	$4,338,441	$48,895,746	$57,845	$3,849,372	$319,626
Changes From Operations:
• Net investment income (loss)	26	2,455,933	58,618	909,415	1,776	(22,254)	(703)
• Net realized gain (loss) on investments	245	(954,539)	(12,864)	50,940	401	406,361	40,482
• Net change in unrealized appreciation or depreciation on investments	(413)	(6,163,483)	(150,599)	(1,801,929)	(2,409)	(580,404)	(52,279)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(142)	(4,662,089)	(104,845)	(841,574)	(232)	(196,297)	(12,500)
Change From Unit Transactions:
• Net unit transactions	(253)	11,577,385	(421,152)	3,066,745	631	(441,210)	(85,339)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(253)	11,577,385	(421,152)	3,066,745	631	(441,210)	(85,339)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(395)	6,915,296	(525,997)	2,225,171	399	(637,507)	(97,839)
NET ASSETS AT DECEMBER 31, 2018	4,404	173,924,136	3,812,444	51,120,917	58,244	3,211,865	221,787
Changes From Operations:
• Net investment income (loss)	42	2,484,561	51,713	473,159	1,683	10,383	1,097
• Net realized gain (loss) on investments	191	1,666,703	36,772	(37,307)	—	223,800	16,231
• Net change in unrealized appreciation or depreciation on investments	606	8,493,208	183,086	932,032	862	740,865	45,680
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	839	12,644,472	271,571	1,367,884	2,545	975,048	63,008
Change From Unit Transactions:
• Net unit transactions	(59)	14,531,548	(310,835)	936,313	18,000	155,777	(28,487)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(59)	14,531,548	(310,835)	936,313	18,000	155,777	(28,487)
TOTAL INCREASE (DECREASE) IN NET ASSETS	780	27,176,020	(39,264)	2,304,197	20,545	1,130,825	34,521
NET ASSETS AT DECEMBER 31, 2019	$5,184	$201,100,156	$3,773,180	$53,425,114	$78,789	$4,342,690	$256,308

See accompanying notes.

	LVIP Delaware Special Opportunities Fund - Service Class Subaccount	LVIP Delaware Wealth Builder Fund - Service Class Subaccount	LVIP Delaware Wealth Builder Fund - Standard Class Subaccount	LVIP Dimensional International Core Equity Fund - Service Class Subaccount	LVIP Dimensional International Equity Managed Volatility Fund - Service Class Subaccount	LVIP Dimensional U.S. Core Equity 1 Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$3,846,597	$1,726,582	$156,156	$2,073,982	$21,582,602	$3,744,270
Changes From Operations:
• Net investment income (loss)	(22,470)	14,616	1,736	11,274	92,344	(18,592)
• Net realized gain (loss) on investments	430,922	273,621	25,082	6,564	226,603	214,427
• Net change in unrealized appreciation or depreciation on investments	(1,169,268)	(397,354)	(36,686)	(928,433)	(5,339,780)	(933,424)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(760,816)	(109,117)	(9,868)	(910,595)	(5,020,833)	(737,589)
Change From Unit Transactions:
• Net unit transactions	860,604	(285,493)	(20,797)	2,923,868	10,039,999	3,596,816
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	860,604	(285,493)	(20,797)	2,923,868	10,039,999	3,596,816
TOTAL INCREASE (DECREASE) IN NET ASSETS	99,788	(394,610)	(30,665)	2,013,273	5,019,166	2,859,227
NET ASSETS AT DECEMBER 31, 2018	3,946,385	1,331,972	125,491	4,087,255	26,601,768	6,603,497
Changes From Operations:
• Net investment income (loss)	(31,166)	12,801	1,747	35,355	304,704	(1,923)
• Net realized gain (loss) on investments	555,654	35,967	4,654	(52,517)	(42,040)	515,931
• Net change in unrealized appreciation or depreciation on investments	671,500	133,924	10,617	852,314	3,936,143	1,475,519
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,195,988	182,692	17,018	835,152	4,198,807	1,989,527
Change From Unit Transactions:
• Net unit transactions	1,197,987	(49,561)	(9,553)	1,117,513	3,218,341	1,744,035
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,197,987	(49,561)	(9,553)	1,117,513	3,218,341	1,744,035
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,393,975	133,131	7,465	1,952,665	7,417,148	3,733,562
NET ASSETS AT DECEMBER 31, 2019	$6,340,360	$1,465,103	$132,956	$6,039,920	$34,018,916	$10,337,059

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class Subaccount	LVIP Dimensional U.S. Core Equity 2 Fund - Service Class Subaccount	LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class Subaccount	LVIP Dimensional/ Vanguard Total Bond Fund - Service Class Subaccount	LVIP Dimensional/ Vanguard Total Bond Fund - Standard Class Subaccount	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class Subaccount	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$4,669	$2,492,474	$45,723,742	$48,226,904	$4,793	$37,222,664	$4,804
Changes From Operations:
• Net investment income (loss)	39	(32,746)	(386,545)	228,869	70	(242,394)	33
• Net realized gain (loss) on investments	147	90,851	934,746	(143,031)	(9)	2,008,004	230
• Net change in unrealized appreciation or depreciation on investments	(527)	(850,431)	(5,316,719)	(1,036,614)	(103)	(4,365,039)	(553)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(341)	(792,326)	(4,768,518)	(950,776)	(42)	(2,599,429)	(290)
Change From Unit Transactions:
• Net unit transactions	(146)	3,961,729	5,502,784	8,195,065	(135)	(2,381,425)	(47)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(146)	3,961,729	5,502,784	8,195,065	(135)	(2,381,425)	(47)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(487)	3,169,403	734,266	7,244,289	(177)	(4,980,854)	(337)
NET ASSETS AT DECEMBER 31, 2018	4,182	5,661,877	46,458,008	55,471,193	4,616	32,241,810	4,467
Changes From Operations:
• Net investment income (loss)	60	(38,952)	(324,280)	485,979	92	(243,330)	29
• Net realized gain (loss) on investments	301	70,659	566,017	129,036	10	3,317,214	460
• Net change in unrealized appreciation or depreciation on investments	908	1,589,817	8,142,877	2,529,178	215	2,430,288	374
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,269	1,621,524	8,384,614	3,144,193	317	5,504,172	863
Change From Unit Transactions:
• Net unit transactions	(134)	1,689,975	2,439,116	6,516,200	165	(2,427,005)	(134)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(134)	1,689,975	2,439,116	6,516,200	165	(2,427,005)	(134)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,135	3,311,499	10,823,730	9,660,393	482	3,077,167	729
NET ASSETS AT DECEMBER 31, 2019	$5,317	$8,973,376	$57,281,738	$65,131,586	$5,098	$35,318,977	$5,196

See accompanying notes.

	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class Subaccount	LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class Subaccount	LVIP Franklin Templeton Value Managed Volatility Fund - Service Class Subaccount	LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class Subaccount	LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class Subaccount	LVIP Global Conservative Allocation Managed Risk Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$61,799,691	$697,398	$26,120,083	$14,780	$—	$99,460,836
Changes From Operations:
• Net investment income (loss)	(224,895)	2,809	335,761	380	1,280	533,119
• Net realized gain (loss) on investments	868,951	2,637	213,070	2	(3)	2,101,968
• Net change in unrealized appreciation or depreciation on investments	(7,528,927)	(64,744)	(2,693,461)	(1,427)	(2,295)	(8,325,977)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6,884,871)	(59,298)	(2,144,630)	(1,045)	(1,018)	(5,690,890)
Change From Unit Transactions:
• Net unit transactions	3,077,061	441,369	61,722	(13)	74,360	(9,816,527)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	3,077,061	441,369	61,722	(13)	74,360	(9,816,527)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,807,810)	382,071	(2,082,908)	(1,058)	73,342	(15,507,417)
NET ASSETS AT DECEMBER 31, 2018	57,991,881	1,079,469	24,037,175	13,722	73,342	83,953,419
Changes From Operations:
• Net investment income (loss)	60,328	21,478	389,482	(41)	121,708	559,645
• Net realized gain (loss) on investments	626,789	28,307	1,892,676	(72)	8,794	3,888,052
• Net change in unrealized appreciation or depreciation on investments	5,773,611	150,865	1,115,863	1,350	85,456	5,931,676
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,460,728	200,650	3,398,021	1,237	215,958	10,379,373
Change From Unit Transactions:
• Net unit transactions	2,850,493	242,715	(27,435,196)	(14,959)	3,501,990	(8,322,876)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,850,493	242,715	(27,435,196)	(14,959)	3,501,990	(8,322,876)
TOTAL INCREASE (DECREASE) IN NET ASSETS	9,311,221	443,365	(24,037,175)	(13,722)	3,717,948	2,056,497
NET ASSETS AT DECEMBER 31, 2019	$67,303,102	$1,522,834	$—	$—	$3,791,290	$86,009,916

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class Subaccount	LVIP Global Growth Allocation Managed Risk Fund - Service Class Subaccount	LVIP Global Growth Allocation Managed Risk Fund - Standard Class Subaccount	LVIP Global Income Fund - Service Class Subaccount	LVIP Global Moderate Allocation Managed Risk Fund - Service Class Subaccount	LVIP Goldman Sachs Income Builder Fund - Service Class Subaccount	LVIP Government Money Market Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$190,633	$424,236,483	$7,897	$34,845,918	$405,839,313	$253,130	$12,806,670
Changes From Operations:
• Net investment income (loss)	1,480	2,060,402	(19)	681,476	1,912,316	13,740	(85,956)
• Net realized gain (loss) on investments	2,485	6,333,707	875	(23,430)	7,647,947	(351)	3
• Net change in unrealized appreciation or depreciation on investments	(15,018)	(40,086,714)	(833)	(703,212)	(36,414,282)	(49,596)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(11,053)	(31,692,605)	23	(45,166)	(26,854,019)	(36,207)	(85,953)
Change From Unit Transactions:
• Net unit transactions	(10,956)	(33,451,511)	(7,920)	(2,646,175)	(36,889,606)	581,868	6,000,776
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(10,956)	(33,451,511)	(7,920)	(2,646,175)	(36,889,606)	581,868	6,000,776
TOTAL INCREASE (DECREASE) IN NET ASSETS	(22,009)	(65,144,116)	(7,897)	(2,691,341)	(63,743,625)	545,661	5,914,823
NET ASSETS AT DECEMBER 31, 2018	168,624	359,092,367	—	32,154,577	342,095,688	798,791	18,721,493
Changes From Operations:
• Net investment income (loss)	1,523	1,691,837	—	207,009	1,685,141	15,470	(9,099)
• Net realized gain (loss) on investments	6,742	20,260,869	—	24,246	18,863,482	115,978	32
• Net change in unrealized appreciation or depreciation on investments	13,299	25,664,661	—	1,235,831	21,702,630	45,652	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	21,564	47,617,367	—	1,467,086	42,251,253	177,100	(9,067)
Change From Unit Transactions:
• Net unit transactions	(10,815)	(28,347,468)	—	(2,607,563)	(33,394,086)	(975,891)	(2,222,961)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(10,815)	(28,347,468)	—	(2,607,563)	(33,394,086)	(975,891)	(2,222,961)
TOTAL INCREASE (DECREASE) IN NET ASSETS	10,749	19,269,899	—	(1,140,477)	8,857,167	(798,791)	(2,232,028)
NET ASSETS AT DECEMBER 31, 2019	$179,373	$378,362,266	$—	$31,014,100	$350,952,855	$—	$16,489,465

See accompanying notes.

	LVIP Government Money Market Fund - Standard Class Subaccount	LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class Subaccount	LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class Subaccount	LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class Subaccount	LVIP JPMorgan High Yield Fund - Service Class Subaccount	LVIP JPMorgan Retirement Income Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$905,774	$29,365,729	$8,532,153	$4,823	$9,611,489	$206,393
Changes From Operations:
• Net investment income (loss)	(1,680)	(9,409)	639	52	402,875	8,646
• Net realized gain (loss) on investments	—	1,344,753	101,430	44	(43,515)	47,645
• Net change in unrealized appreciation or depreciation on investments	—	(4,373,518)	(1,200,160)	(552)	(810,603)	(88,061)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,680)	(3,038,174)	(1,098,091)	(456)	(451,243)	(31,770)
Change From Unit Transactions:
• Net unit transactions	(186,850)	(256,517)	1,633,378	13	595,256	422,055
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(186,850)	(256,517)	1,633,378	13	595,256	422,055
TOTAL INCREASE (DECREASE) IN NET ASSETS	(188,530)	(3,294,691)	535,287	(443)	144,013	390,285
NET ASSETS AT DECEMBER 31, 2018	717,244	26,071,038	9,067,440	4,380	9,755,502	596,678
Changes From Operations:
• Net investment income (loss)	1,641	(171,081)	127,014	48	446,077	76,283
• Net realized gain (loss) on investments	—	702,017	188,581	32	(37,792)	15,878
• Net change in unrealized appreciation or depreciation on investments	—	1,886,696	4,140,203	756	690,433	119,870
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,641	2,417,632	4,455,798	836	1,098,718	212,031
Change From Unit Transactions:
• Net unit transactions	(112,148)	(28,488,670)	28,409,832	(50)	805,177	3,118,781
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(112,148)	(28,488,670)	28,409,832	(50)	805,177	3,118,781
TOTAL INCREASE (DECREASE) IN NET ASSETS	(110,507)	(26,071,038)	32,865,630	786	1,903,895	3,330,812
NET ASSETS AT DECEMBER 31, 2019	$606,737	$—	$41,933,070	$5,166	$11,659,397	$3,927,490

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class Subaccount	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class Subaccount	LVIP MFS International Equity Managed Volatility Fund - Service Class Subaccount	LVIP MFS International Growth Fund - Service Class Subaccount	LVIP MFS Value Fund - Service Class Subaccount	LVIP Mondrian International Value Fund - Service Class Subaccount	LVIP Mondrian International Value Fund - Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$48,050,108	$50,530	$24,617,124	$7,821,444	$25,245,140	$10,918,495	$919,372
Changes From Operations:
• Net investment income (loss)	(188,518)	582	108,984	(39,766)	18,129	125,518	11,781
• Net realized gain (loss) on investments	887,840	34	349,923	344,551	1,547,359	204,438	21,632
• Net change in unrealized appreciation or depreciation on investments	(6,999,090)	(9,059)	(3,750,535)	(1,223,947)	(4,420,442)	(1,715,790)	(136,488)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6,299,768)	(8,443)	(3,291,628)	(919,162)	(2,854,954)	(1,385,834)	(103,075)
Change From Unit Transactions:
• Net unit transactions	(1,491)	19,802	9,974,069	1,385,780	(1,150,487)	(498,370)	(110,682)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,491)	19,802	9,974,069	1,385,780	(1,150,487)	(498,370)	(110,682)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,301,259)	11,359	6,682,441	466,618	(4,005,441)	(1,884,204)	(213,757)
NET ASSETS AT DECEMBER 31, 2018	41,748,849	61,889	31,299,565	8,288,062	21,239,699	9,034,291	705,615
Changes From Operations:
• Net investment income (loss)	(253,423)	597	(6,302)	(11,141)	34,057	180,295	15,501
• Net realized gain (loss) on investments	901,850	840	497,667	687,438	1,159,033	178,055	14,385
• Net change in unrealized appreciation or depreciation on investments	5,261,925	9,379	7,356,605	1,523,705	4,851,103	1,095,073	81,757
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	5,910,352	10,816	7,847,970	2,200,002	6,044,193	1,453,423	111,643
Change From Unit Transactions:
• Net unit transactions	(882,879)	19,800	3,642,125	1,431,785	1,894,895	(461,399)	(42,004)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(882,879)	19,800	3,642,125	1,431,785	1,894,895	(461,399)	(42,004)
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,027,473	30,616	11,490,095	3,631,787	7,939,088	992,024	69,639
NET ASSETS AT DECEMBER 31, 2019	$46,776,322	$92,505	$42,789,660	$11,919,849	$29,178,787	$10,026,315	$775,254

See accompanying notes.

	LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class Subaccount	LVIP PIMCO Low Duration Bond Fund - Service Class Subaccount	LVIP PIMCO Low Duration Bond Fund - Standard Class Subaccount	LVIP SSGA Bond Index Fund - Service Class Subaccount	LVIP SSGA Bond Index Fund - Standard Class Subaccount	LVIP SSGA Conservative Index Allocation Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$2,823,693	$31,900,866	$4,609	$52,464,099	$85,190	$7,272,532
Changes From Operations:
• Net investment income (loss)	(24,312)	270,474	83	390,119	805	36,145
• Net realized gain (loss) on investments	335,347	(20,805)	(1)	(351,522)	(854)	99,957
• Net change in unrealized appreciation or depreciation on investments	(669,439)	(468,373)	(58)	(1,266,478)	(1,767)	(597,983)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(358,404)	(218,704)	24	(1,227,881)	(1,816)	(461,881)
Change From Unit Transactions:
• Net unit transactions	786,736	6,759,026	74	(2,934,332)	(11,353)	333,190
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	786,736	6,759,026	74	(2,934,332)	(11,353)	333,190
TOTAL INCREASE (DECREASE) IN NET ASSETS	428,332	6,540,322	98	(4,162,213)	(13,169)	(128,691)
NET ASSETS AT DECEMBER 31, 2018	3,252,025	38,441,188	4,707	48,301,886	72,021	7,143,841
Changes From Operations:
• Net investment income (loss)	(40,899)	523,116	125	401,054	840	46,738
• Net realized gain (loss) on investments	34,135	18,716	(3)	103,557	87	174,403
• Net change in unrealized appreciation or depreciation on investments	608,451	46,491	5	2,456,096	4,009	752,123
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	601,687	588,323	127	2,960,707	4,936	973,264
Change From Unit Transactions:
• Net unit transactions	127,650	1,504,689	297	(645,526)	3,745	689,342
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	127,650	1,504,689	297	(645,526)	3,745	689,342
TOTAL INCREASE (DECREASE) IN NET ASSETS	729,337	2,093,012	424	2,315,181	8,681	1,662,606
NET ASSETS AT DECEMBER 31, 2019	$3,981,362	$40,534,200	$5,131	$50,617,067	$80,702	$8,806,447

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	LVIP SSGA Conservative Structured Allocation Fund - Service Class Subaccount	LVIP SSGA Developed International 150 Fund - Service Class Subaccount	LVIP SSGA Emerging Markets 100 Fund - Service Class Subaccount	LVIP SSGA Emerging Markets 100 Fund - Standard Class Subaccount	LVIP SSGA Emerging Markets Equity Index Fund - Service Class Subaccount	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class Subaccount	LVIP SSGA International Index Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$10,529,380	$7,348,372	$8,117,611	$15,228	$—	$69,424,941	$12,458,611
Changes From Operations:
• Net investment income (loss)	83,012	121,763	211,700	551	—	568,080	101,417
• Net realized gain (loss) on investments	135,185	269,318	(76,888)	(1)	—	826,610	269,834
• Net change in unrealized appreciation or depreciation on investments	(893,064)	(1,648,292)	(1,313,949)	(2,511)	—	(7,799,650)	(2,425,263)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(674,867)	(1,257,211)	(1,179,137)	(1,961)	—	(6,404,960)	(2,054,012)
Change From Unit Transactions:
• Net unit transactions	(1,125,208)	209,561	356,085	—	—	(5,520,206)	1,155,953
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,125,208)	209,561	356,085	—	—	(5,520,206)	1,155,953
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,800,075)	(1,047,650)	(823,052)	(1,961)	—	(11,925,166)	(898,059)
NET ASSETS AT DECEMBER 31, 2018	8,729,305	6,300,722	7,294,559	13,267	—	57,499,775	11,560,552
Changes From Operations:
• Net investment income (loss)	54,383	156,046	136,504	433	1,929	387,705	91,577
• Net realized gain (loss) on investments	181,179	26,527	(182,516)	(12)	2,282	1,144,407	151,695
• Net change in unrealized appreciation or depreciation on investments	692,600	660,398	441,546	496	7,441	6,090,574	1,997,756
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	928,162	842,971	395,534	917	11,652	7,622,686	2,241,028
Change From Unit Transactions:
• Net unit transactions	(1,457,854)	283,283	(349,601)	—	125,053	(4,411,900)	(105,590)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,457,854)	283,283	(349,601)	—	125,053	(4,411,900)	(105,590)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(529,692)	1,126,254	45,933	917	136,705	3,210,786	2,135,438
NET ASSETS AT DECEMBER 31, 2019	$8,199,613	$7,426,976	$7,340,492	$14,184	$136,705	$60,710,561	$13,695,990

See accompanying notes.

	LVIP SSGA International Managed Volatility Fund - Service Class Subaccount	LVIP SSGA Large Cap 100 Fund - Service Class Subaccount	LVIP SSGA Large Cap Managed Volatility Fund - Service Class Subaccount	LVIP SSGA Mid-Cap Index Fund - Service Class Subaccount	LVIP SSGA Moderate Index Allocation Fund - Service Class Subaccount	LVIP SSGA Moderate Structured Allocation Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$27,801,222	$16,907,624	$33,115,937	$1,669,352	$26,742,451	$55,612,433
Changes From Operations:
• Net investment income (loss)	131,967	36,380	19,837	8,006	118,121	632,214
• Net realized gain (loss) on investments	311,527	1,099,025	925,047	225,448	595,632	1,487,333
• Net change in unrealized appreciation or depreciation on investments	(4,345,387)	(3,098,150)	(3,697,028)	(770,308)	(3,316,475)	(6,962,950)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,901,893)	(1,962,745)	(2,752,144)	(536,854)	(2,602,722)	(4,843,403)
Change From Unit Transactions:
• Net unit transactions	1,112,529	(1,346,859)	10,031,418	2,366,549	5,280,609	(1,055,023)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,112,529	(1,346,859)	10,031,418	2,366,549	5,280,609	(1,055,023)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,789,364)	(3,309,604)	7,279,274	1,829,695	2,677,887	(5,898,426)
NET ASSETS AT DECEMBER 31, 2018	25,011,858	13,598,020	40,395,211	3,499,047	29,420,338	49,714,007
Changes From Operations:
• Net investment income (loss)	143,133	129,613	(73,256)	(7,467)	136,699	451,318
• Net realized gain (loss) on investments	365,989	1,086,694	2,327,487	591,168	524,753	1,448,877
• Net change in unrealized appreciation or depreciation on investments	3,502,255	2,193,386	6,094,716	496,055	4,057,447	4,895,582
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	4,011,377	3,409,693	8,348,947	1,079,756	4,718,899	6,795,777
Change From Unit Transactions:
• Net unit transactions	(2,340,753)	(311,876)	6,183,312	3,439,080	587,980	(5,477,241)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,340,753)	(311,876)	6,183,312	3,439,080	587,980	(5,477,241)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,670,624	3,097,817	14,532,259	4,518,836	5,306,879	1,318,536
NET ASSETS AT DECEMBER 31, 2019	$26,682,482	$16,695,837	$54,927,470	$8,017,883	$34,727,217	$51,032,543

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class Subaccount	LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class Subaccount	LVIP SSGA S&P 500 Index Fund - Service Class Subaccount	LVIP SSGA S&P 500 Index Fund - Standard Class Subaccount	LVIP SSGA Short-Term Bond Index Fund - Service Class Subaccount	LVIP SSGA Small-Cap Index Fund - Service Class Subaccount	LVIP SSGA Small-Mid Cap 200 Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$13,428,258	$28,287,200	$64,969,463	$1,417,241	$—	$17,443,857	$7,989,629
Changes From Operations:
• Net investment income (loss)	37,524	319,130	46,434	702	15,060	(155,382)	104,035
• Net realized gain (loss) on investments	512,295	498,399	5,100,603	93,963	619	1,613,049	245,138
• Net change in unrealized appreciation or depreciation on investments	(1,979,010)	(3,637,529)	(9,543,005)	(169,558)	(7,186)	(4,070,244)	(1,637,018)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,429,191)	(2,820,000)	(4,395,968)	(74,893)	8,493	(2,612,577)	(1,287,845)
Change From Unit Transactions:
• Net unit transactions	1,936,728	(739,086)	3,227,884	(132,651)	2,144,089	2,682,978	749,069
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,936,728	(739,086)	3,227,884	(132,651)	2,144,089	2,682,978	749,069
TOTAL INCREASE (DECREASE) IN NET ASSETS	507,537	(3,559,086)	(1,168,084)	(207,544)	2,152,582	70,401	(538,776)
NET ASSETS AT DECEMBER 31, 2018	13,935,795	24,728,114	63,801,379	1,209,697	2,152,582	17,514,258	7,450,853
Changes From Operations:
• Net investment income (loss)	73,930	240,972	(14,784)	(994)	92,217	(170,949)	19,183
• Net realized gain (loss) on investments	288,422	659,195	6,231,591	128,442	21,283	1,457,826	(59,877)
• Net change in unrealized appreciation or depreciation on investments	2,127,084	2,843,852	12,320,740	207,292	4,696	3,017,675	1,416,908
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	2,489,436	3,744,019	18,537,547	334,740	118,196	4,304,552	1,376,214
Change From Unit Transactions:
• Net unit transactions	753,816	(248,902)	5,439,784	(173,741)	5,491,837	3,685,451	548,645
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	753,816	(248,902)	5,439,784	(173,741)	5,491,837	3,685,451	548,645
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,243,252	3,495,117	23,977,331	160,999	5,610,033	7,990,003	1,924,859
NET ASSETS AT DECEMBER 31, 2019	$17,179,047	$28,223,231	$87,778,710	$1,370,696	$7,762,615	$25,504,261	$9,375,712

See accompanying notes.

	LVIP SSGA Small-Mid Cap 200 Fund - Standard Class Subaccount	LVIP SSGA SMID Cap Managed Volatility Fund - Service Class Subaccount	LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class Subaccount	LVIP T. Rowe Price 2010 Fund - Service Class Subaccount	LVIP T. Rowe Price 2020 Fund - Service Class Subaccount	LVIP T. Rowe Price 2030 Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$31,354	$34,467,195	$18,781	$287,946	$237,207	$60,086
Changes From Operations:
• Net investment income (loss)	632	(69,444)	232	1,364	(1,946)	(232)
• Net realized gain (loss) on investments	653	833,980	18	23,743	49,969	1,854
• Net change in unrealized appreciation or depreciation on investments	(5,695)	(5,604,936)	(2,921)	(47,229)	(54,202)	(7,339)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(4,410)	(4,840,400)	(2,671)	(22,122)	(6,179)	(5,717)
Change From Unit Transactions:
• Net unit transactions	1,251	9,808,096	7,195	75,219	(158,484)	(277)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,251	9,808,096	7,195	75,219	(158,484)	(277)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,159)	4,967,696	4,524	53,097	(164,663)	(5,994)
NET ASSETS AT DECEMBER 31, 2018	28,195	39,434,891	23,305	341,043	72,544	54,092
Changes From Operations:
• Net investment income (loss)	136	(416,547)	82	4,418	522	185
• Net realized gain (loss) on investments	(1,687)	1,846,696	1,061	62,620	13,607	8,665
• Net change in unrealized appreciation or depreciation on investments	6,635	3,866,366	2,519	(21,090)	(2,511)	1,493
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	5,084	5,296,515	3,662	45,948	11,618	10,343
Change From Unit Transactions:
• Net unit transactions	(13,599)	5,110,776	7,202	(13,486)	(4,801)	(3,357)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(13,599)	5,110,776	7,202	(13,486)	(4,801)	(3,357)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,515)	10,407,291	10,864	32,462	6,817	6,986
NET ASSETS AT DECEMBER 31, 2019	$19,680	$49,842,182	$34,169	$373,505	$79,361	$61,078

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	LVIP T. Rowe Price 2040 Fund - Service Class Subaccount	LVIP T. Rowe Price Growth Stock Fund - Service Class Subaccount	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class Subaccount	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class Subaccount	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund- Service Class Subaccount	LVIP U.S. Growth Allocation Managed Risk Fund - Service Class Subaccount	LVIP Vanguard Domestic Equity ETF Fund - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$28,792	$20,346,493	$8,213,947	$120,276	$—	$44,266,826	$12,510,506
Changes From Operations:
• Net investment income (loss)	(10)	(325,557)	(129,757)	(2,595)	2,539	(249)	(36,899)
• Net realized gain (loss) on investments	1,084	3,268,707	1,225,249	24,430	(5)	606,457	664,279
• Net change in unrealized appreciation or depreciation on investments	(3,906)	(3,422,190)	(1,614,522)	(30,838)	(6,408)	(3,628,754)	(1,734,895)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,832)	(479,040)	(519,030)	(9,003)	(3,874)	(3,022,546)	(1,107,515)
Change From Unit Transactions:
• Net unit transactions	(1,035)	(1,256,223)	2,016,714	66,612	202,933	2,849,153	3,302,882
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,035)	(1,256,223)	2,016,714	66,612	202,933	2,849,153	3,302,882
TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,867)	(1,735,263)	1,497,684	57,609	199,059	(173,393)	2,195,367
NET ASSETS AT DECEMBER 31, 2018	24,925	18,611,230	9,711,631	177,885	199,059	44,093,433	14,705,873
Changes From Operations:
• Net investment income (loss)	189	(339,766)	(205,351)	(3,041)	212,554	(22,278)	(36,428)
• Net realized gain (loss) on investments	4,089	2,101,855	1,471,172	28,785	18,893	2,399,213	739,266
• Net change in unrealized appreciation or depreciation on investments	1,307	3,501,146	2,432,216	32,413	168,898	4,673,505	3,692,536
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	5,585	5,263,235	3,698,037	58,157	400,345	7,050,440	4,395,374
Change From Unit Transactions:
• Net unit transactions	(1)	(608,465)	3,835,057	(41,427)	5,571,175	6,683,124	2,483,023
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1)	(608,465)	3,835,057	(41,427)	5,571,175	6,683,124	2,483,023
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,584	4,654,770	7,533,094	16,730	5,971,520	13,733,564	6,878,397
NET ASSETS AT DECEMBER 31, 2019	$30,509	$23,266,000	$17,244,725	$194,615	$6,170,579	$57,826,997	$21,584,270

See accompanying notes.

	LVIP Vanguard International Equity ETF Fund - Service Class Subaccount	LVIP Wellington Capital Growth Fund - Service Class Subaccount	LVIP Wellington Mid-Cap Value Fund - Service Class Subaccount	LVIP Western Asset Core Bond Fund - Service Class Subaccount	MFS® VIT Growth Series - Initial Class Subaccount	MFS® VIT Growth Series - Service Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$7,057,767	$5,609,219	$6,570,691	$3,360,923	$71,306	$5,556,101
Changes From Operations:
• Net investment income (loss)	63,089	(77,916)	(72,464)	222,087	(956)	(107,617)
• Net realized gain (loss) on investments	136,033	818,233	489,811	(39,596)	7,627	696,156
• Net change in unrealized appreciation or depreciation on investments	(1,835,144)	(786,182)	(1,417,185)	(292,520)	(3,597)	(669,074)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,636,022)	(45,865)	(999,838)	(110,029)	3,074	(80,535)
Change From Unit Transactions:
• Net unit transactions	3,797,282	825,040	(201,619)	7,474,807	(16,518)	1,493,988
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	3,797,282	825,040	(201,619)	7,474,807	(16,518)	1,493,988
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,161,260	779,175	(1,201,457)	7,364,778	(13,444)	1,413,453
NET ASSETS AT DECEMBER 31, 2018	9,219,027	6,388,394	5,369,234	10,725,701	57,862	6,969,554
Changes From Operations:
• Net investment income (loss)	157,861	(100,728)	(48,441)	244,262	(968)	(135,579)
• Net realized gain (loss) on investments	55,845	1,100,939	608,580	52,967	6,679	1,137,136
• Net change in unrealized appreciation or depreciation on investments	1,786,396	1,562,768	951,326	804,332	14,984	1,692,566
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	2,000,102	2,562,979	1,511,465	1,101,561	20,695	2,694,123
Change From Unit Transactions:
• Net unit transactions	1,802,175	840,619	(100,826)	7,570,526	(2,622)	3,032,888
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,802,175	840,619	(100,826)	7,570,526	(2,622)	3,032,888
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,802,277	3,403,598	1,410,639	8,672,087	18,073	5,727,011
NET ASSETS AT DECEMBER 31, 2019	$13,021,304	$9,791,992	$6,779,873	$19,397,788	$75,935	$12,696,565

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	MFS® VIT Total Return Series - Initial Class Subaccount	MFS® VIT Total Return Series - Service Class Subaccount	MFS® VIT Utilities Series - Initial Class Subaccount	MFS® VIT Utilities Series - Service Class Subaccount	MFS® VIT II Core Equity Portfolio - Service Class Subaccount	MFS® VIT II International Intrinsic Value Portfolio - Service Class Subaccount	Morgan Stanley VIF Global Infrastructure Portfolio - Class II Subaccount
NET ASSETS AT JANUARY 1, 2018	$268,821	$4,251,651	$248,176	$11,753,551	$22,810	$1,551,768	$283,794
Changes From Operations:
• Net investment income (loss)	1,242	25,714	(545)	(86,056)	(477)	(3,245)	5,318
• Net realized gain (loss) on investments	5,703	216,350	1,012	152,753	4,278	11,517	11,083
• Net change in unrealized appreciation or depreciation on investments	(19,937)	(607,887)	1,027	(127,612)	(6,352)	(190,949)	(51,804)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(12,992)	(365,823)	1,494	(60,915)	(2,551)	(182,677)	(35,403)
Change From Unit Transactions:
• Net unit transactions	(105,210)	979,345	(79,218)	(1,269,136)	15,122	(30,374)	150,247
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(105,210)	979,345	(79,218)	(1,269,136)	15,122	(30,374)	150,247
TOTAL INCREASE (DECREASE) IN NET ASSETS	(118,202)	613,522	(77,724)	(1,330,051)	12,571	(213,051)	114,844
NET ASSETS AT DECEMBER 31, 2018	150,619	4,865,173	170,452	10,423,500	35,381	1,338,717	398,638
Changes From Operations:
• Net investment income (loss)	1,593	39,232	5,452	242,340	(489)	3,016	5,780
• Net realized gain (loss) on investments	4,357	168,283	1,734	378,476	3,096	85,673	20,312
• Net change in unrealized appreciation or depreciation on investments	22,160	763,565	35,029	1,663,784	6,089	228,835	76,886
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	28,110	971,080	42,215	2,284,600	8,696	317,524	102,978
Change From Unit Transactions:
• Net unit transactions	(1,582)	980,250	8,472	(1,269,656)	(19,367)	(98,260)	(26,400)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,582)	980,250	8,472	(1,269,656)	(19,367)	(98,260)	(26,400)
TOTAL INCREASE (DECREASE) IN NET ASSETS	26,528	1,951,330	50,687	1,014,944	(10,671)	219,264	76,578
NET ASSETS AT DECEMBER 31, 2019	$177,147	$6,816,503	$221,139	$11,438,444	$24,710	$1,557,981	$475,216
See accompanying notes.

	Morgan Stanley VIF Growth Portfolio - Class II Subaccount	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class Subaccount	PIMCO VIT All Asset All Authority Portfolio - Advisor Class Subaccount	PIMCO VIT Commodity RealReturn® Strategy Portfolio - Advisor Class Subaccount	PIMCO VIT Dynamic Bond Portfolio - Advisor Class Subaccount	PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class Subaccount
NET ASSETS AT JANUARY 1, 2018	$29,185	$2,075,562	$231,530	$3,693,214	$463,989	$190,802
Changes From Operations:
• Net investment income (loss)	(673)	(18,843)	4,054	17,723	7,654	4,816
• Net realized gain (loss) on investments	20,156	196,105	(3,304)	(107,069)	(9)	(635)
• Net change in unrealized appreciation or depreciation on investments	(24,103)	(457,875)	(18,723)	(485,034)	(9,456)	(15,338)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(4,620)	(280,613)	(17,973)	(574,380)	(1,811)	(11,157)
Change From Unit Transactions:
• Net unit transactions	66,603	(349,370)	(5,769)	94,300	60,497	(19,454)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	66,603	(349,370)	(5,769)	94,300	60,497	(19,454)
TOTAL INCREASE (DECREASE) IN NET ASSETS	61,983	(629,983)	(23,742)	(480,080)	58,686	(30,611)
NET ASSETS AT DECEMBER 31, 2018	91,168	1,445,579	207,788	3,213,134	522,675	160,191
Changes From Operations:
• Net investment income (loss)	(800)	(15,034)	2,769	100,736	13,692	5,364
• Net realized gain (loss) on investments	6,038	206,085	(397)	(149,557)	821	241
• Net change in unrealized appreciation or depreciation on investments	21,754	21,290	8,623	359,989	1,348	15,350
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	26,992	212,341	10,995	311,168	15,861	20,955
Change From Unit Transactions:
• Net unit transactions	(5,014)	(82,647)	(8,873)	58,815	(70,420)	(13,143)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(5,014)	(82,647)	(8,873)	58,815	(70,420)	(13,143)
TOTAL INCREASE (DECREASE) IN NET ASSETS	21,978	129,694	2,122	369,983	(54,559)	7,812
NET ASSETS AT DECEMBER 31, 2019	$113,146	$1,575,273	$209,910	$3,583,117	$468,116	$168,003

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	Putnam VT Equity Income Fund - Class IB Subaccount	Putnam VT George Putnam Balanced Fund - Class IB Subaccount	Putnam VT Global Health Care Fund - Class IB Subaccount	Putnam VT Income Fund - Class IB Subaccount	Putnam VT Multi-Asset Absolute Return Fund - Class IB Subaccount	QS Variable Conservative Growth - Class II Subaccount	Rational Trend Aggregation VA Fund Subaccount
NET ASSETS AT JANUARY 1, 2018	$16,364	$1,544,126	$346,521	$351,808	$96,744	$140,482	$30,161
Changes From Operations:
• Net investment income (loss)	(298)	(19,204)	(762)	7,073	(2,730)	14,949	819
• Net realized gain (loss) on investments	864	20,320	48,993	(1,188)	8,737	4,071	89
• Net change in unrealized appreciation or depreciation on investments	(2,225)	(118,434)	(49,104)	(7,696)	(30,331)	(71,818)	(2,641)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,659)	(117,318)	(873)	(1,811)	(24,324)	(52,798)	(1,733)
Change From Unit Transactions:
• Net unit transactions	(868)	890,372	(66,011)	65,372	205,836	747,452	(355)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(868)	890,372	(66,011)	65,372	205,836	747,452	(355)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,527)	773,054	(66,884)	63,561	181,512	694,654	(2,088)
NET ASSETS AT DECEMBER 31, 2018	13,837	2,317,180	279,637	415,369	278,256	835,136	28,073
Changes From Operations:
• Net investment income (loss)	(257)	(14,425)	(3,624)	8,732	(4,268)	4,628	460
• Net realized gain (loss) on investments	1,429	168,416	(471)	19,885	(471)	15,527	10
• Net change in unrealized appreciation or depreciation on investments	6,784	532,635	79,542	27,342	18,206	147,258	1,167
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,956	686,626	75,447	55,959	13,467	167,413	1,637
Change From Unit Transactions:
• Net unit transactions	87,138	2,175,108	1,437	74,977	(9,911)	606,134	1,766
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	87,138	2,175,108	1,437	74,977	(9,911)	606,134	1,766
TOTAL INCREASE (DECREASE) IN NET ASSETS	95,094	2,861,734	76,884	130,936	3,556	773,547	3,403
NET ASSETS AT DECEMBER 31, 2019	$108,931	$5,178,914	$356,521	$546,305	$281,812	$1,608,683	$31,476

See accompanying notes.

	SEI VP Market Plus Strategy Fund - Class III Subaccount	Templeton Foreign VIP Fund - Class 4 Subaccount	Templeton Global Bond VIP Fund - Class 2 Subaccount	Templeton Global Bond VIP Fund - Class 4 Subaccount	Templeton Growth VIP Fund - Class 2 Subaccount	VanEck VIP Global Hard Assets Fund - Class S Shares Subaccount
NET ASSETS AT JANUARY 1, 2018	$1,858	$199,579	$7,215,082	$996,990	$2,032,044	$107,975
Changes From Operations:
• Net investment income (loss)	24	2,851	(120,010)	(16,286)	5,228	(2,535)
• Net realized gain (loss) on investments	6	6,433	(47,967)	6,424	205,635	1,698
• Net change in unrealized appreciation or depreciation on investments	(325)	(29,320)	181,743	16,937	(501,449)	(67,630)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(295)	(20,036)	13,766	7,075	(290,586)	(68,467)
Change From Unit Transactions:
• Net unit transactions	792	(79,470)	(811,946)	418,797	(262,784)	130,304
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	792	(79,470)	(811,946)	418,797	(262,784)	130,304
TOTAL INCREASE (DECREASE) IN NET ASSETS	497	(99,506)	(798,180)	425,872	(553,370)	61,837
NET ASSETS AT DECEMBER 31, 2018	2,355	100,073	6,416,902	1,422,862	1,478,674	169,812
Changes From Operations:
• Net investment income (loss)	38	434	346,733	80,292	15,917	(2,657)
• Net realized gain (loss) on investments	107	970	(42,823)	750	252,232	(3,155)
• Net change in unrealized appreciation or depreciation on investments	338	11,119	(282,916)	(74,398)	(80,035)	23,228
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	483	12,523	20,994	6,644	188,114	17,416
Change From Unit Transactions:
• Net unit transactions	19	24,143	(424,268)	9,724	(128,015)	20,859
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	19	24,143	(424,268)	9,724	(128,015)	20,859
TOTAL INCREASE (DECREASE) IN NET ASSETS	502	36,666	(403,274)	16,368	60,099	38,275
NET ASSETS AT DECEMBER 31, 2019	$2,857	$136,739	$6,013,628	$1,439,230	$1,538,773	$208,087

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2018 and 2019

	Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares Subaccount	Virtus Rampart Equity Trend Series - Class A Shares Subaccount
NET ASSETS AT JANUARY 1, 2018	$543,286	$17,475
Changes From Operations:
• Net investment income (loss)	12,453	(88)
• Net realized gain (loss) on investments	(1)	815
• Net change in unrealized appreciation or depreciation on investments	(27,518)	(387)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(15,066)	340
Change From Unit Transactions:
• Net unit transactions	(135,186)	(17,815)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(135,186)	(17,815)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(150,252)	(17,475)
NET ASSETS AT DECEMBER 31, 2018	393,034	—
Changes From Operations:
• Net investment income	24,907	—
• Net realized loss on investments	(8,670)	—
• Net change in unrealized appreciation or depreciation on investments	28,871	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	45,108	—
Change From Unit Transactions:
• Net unit transactions	289,284	—
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	289,284	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	334,392	—
NET ASSETS AT DECEMBER 31, 2019	$727,426	$—

See accompanying notes.

Lincoln New York Account N for Variable Annuities

Notes to financial statements

December 31, 2019

1. Accounting Policies and Variable Account Information

The Variable Account: Lincoln New York Separate Account N for Variable Annuities (the Variable Account) is a segregated investment account of Lincoln Life & Annuity Company of New York (the Company) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on March 4, 2004, are part of the operations of the Company. The Variable Account consists of thirty-one products as follows:

• Lincoln ChoicePlus
• Lincoln ChoicePlus Access
• Lincoln ChoicePlus II
• Lincoln ChoicePlus II Access
• Lincoln ChoicePlus II Advance
• Lincoln ChoicePlus II Bonus
• Lincoln ChoicePlus Assurance A Share
• Lincoln ChoicePlus Assurance A Share Fee-Based
• Lincoln ChoicePlus Assurance B Share
• Lincoln ChoicePlus Assurance Bonus
• Lincoln ChoicePlus Assurance C Share
• Lincoln ChoicePlus Assurance L Share
• Lincoln ChoicePlus Design 1
• Lincoln ChoicePlus Design 2
• Lincoln ChoicePlus Design 3
• Lincoln ChoicePlus Assurance A Class	• Lincoln ChoicePlus Assurance B Class
• Lincoln ChoicePlus Signature 1
• Lincoln ChoicePlus Signature 2
• Lincoln ChoicePlus Fusion
• Lincoln InvestmentSolutions
• Lincoln ChoicePlus Assurance Series B-Share
• Lincoln ChoicePlus Assurance Series C-Share
• Lincoln ChoicePlus Assurance Series L-Share
• Lincoln ChoicePlus Assurance (Prime)
• Lincoln ChoicePlus Advisory
• Lincoln Investor Advantage B Share
• Lincoln Investor Advantage C Share
• Lincoln Investor Advantage Fee-Based
• Lincoln Investor Advantage Advisory
• Lincoln Core Income

The assets of the Variable Account are owned by the Company. The Variable Account's assets support the annuity contracts and may not be used to satisfy liabilities arising from any other business of the Company.

Basis of Presentation: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.

Accounting Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.

Investments: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of four hundred thirty-four available mutual funds (the Funds) of thirty-five open-ended management investment companies, each Fund with its own investment objective. The Funds are:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

Invesco Oppenheimer V.I. Global Fund - Series II Shares

Invesco Oppenheimer V.I. International Growth Fund - Series I Shares**

Invesco Oppenheimer V.I. International Growth Fund - Series II Shares

Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series I Shares**

Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II Shares

Invesco V.I. American Franchise Fund - Series I Shares

Invesco V.I. American Franchise Fund - Series II Shares

Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares**

Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares

Invesco V.I. Comstock Fund - Series I Shares**

Invesco V.I. Comstock Fund - Series II Shares

Invesco V.I. Core Equity Fund - Series I Shares

Invesco V.I. Core Equity Fund - Series II Shares**

Invesco V.I. Diversified Dividend Fund - Series I Shares**

Invesco V.I. Diversified Dividend Fund - Series II Shares

Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares**

Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares

Invesco V.I. Equity and Income Fund - Series I Shares**

Invesco V.I. Equity and Income Fund - Series II Shares

Invesco V.I. International Growth Fund - Series I Shares

Invesco V.I. International Growth Fund - Series II Shares

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

AllianceBernstein Variable Products Series Fund:

AB VPS Global Thematic Growth Portfolio - Class A**

AB VPS Global Thematic Growth Portfolio - Class B

AB VPS Growth and Income Portfolio - Class A**

AB VPS Growth and Income Portfolio - Class B**

AB VPS International Value Portfolio - Class A**

AB VPS International Value Portfolio - Class B**

AB VPS Large Cap Growth Portfolio - Class B

AB VPS Small/Mid Cap Value Portfolio - Class A**

AB VPS Small/Mid Cap Value Portfolio - Class B

ALPS Variable Investment Trust:

ALPS/Alerian Energy Infrastructure Portfolio - Class I**

ALPS/Alerian Energy Infrastructure Portfolio - Class III

ALPS/Red Rocks Listed Private Equity Portfolio - Class I**

ALPS/Red Rocks Listed Private Equity Portfolio - Class III

American Century Variable Portfolios, Inc.:

American Century VP Balanced Fund - Class I**

American Century VP Balanced Fund - Class II

American Century VP Inflation Protection Fund - Class I**

American Century VP Inflation Protection Fund - Class II**

American Century VP Large Company Value Fund - Class I

American Century VP Large Company Value Fund - Class II

American Funds Insurance Series®:

American Funds Asset Allocation Fund - Class 1

American Funds Asset Allocation Fund - Class 1A**

American Funds Asset Allocation Fund - Class 4

American Funds Blue Chip Income and Growth Fund - Class 1

American Funds Blue Chip Income and Growth Fund - Class 1A**

American Funds Blue Chip Income and Growth Fund - Class 4

American Funds Bond Fund - Class 1

American Funds Bond Fund - Class 1A**

American Funds Capital Income Builder® - Class 1

American Funds Capital Income Builder® - Class 1A**

American Funds Capital Income Builder® - Class 4

American Funds Global Balanced Fund - Class 1**

American Funds Global Balanced Fund - Class 1A**

American Funds Global Balanced Fund - Class 4**

American Funds Global Bond Fund - Class 1

American Funds Global Bond Fund - Class 1A**

American Funds Global Growth and Income Fund - Class 1

American Funds Global Growth and Income Fund - Class 1A**

American Funds Global Growth Fund - Class 1**

American Funds Global Growth Fund - Class 1A**

American Funds Global Growth Fund - Class 2

American Funds Global Growth Fund - Class 4

American Funds Global Small Capitalization Fund - Class 1

American Funds Global Small Capitalization Fund - Class 1A**

American Funds Global Small Capitalization Fund - Class 2

American Funds Global Small Capitalization Fund - Class 4

American Funds Growth Fund - Class 1

American Funds Growth Fund - Class 1A**

American Funds Growth Fund - Class 2

American Funds Growth Fund - Class 4

American Funds Growth-Income Fund - Class 1

American Funds Growth-Income Fund - Class 1A**

American Funds Growth-Income Fund - Class 2

American Funds Growth-Income Fund - Class 4

American Funds High-Income Bond Fund - Class 1

American Funds High-Income Bond Fund - Class 1A**

American Funds International Fund - Class 1

American Funds International Fund - Class 1A**

American Funds International Fund - Class 2

American Funds International Fund - Class 4

American Funds International Growth and Income Fund - Class 1

American Funds International Growth and Income Fund - Class 1A**

American Funds Managed Risk Asset Allocation Fund - Class P1**

American Funds Managed Risk Asset Allocation Fund - Class P2

American Funds Managed Risk Blue Chip Income and Growth Fund - Class P1**

American Funds Managed Risk Growth Fund - Class P1**

American Funds Managed Risk Growth-Income Fund - Class P1**

American Funds Managed Risk International Fund - Class P1**

American Funds Mortgage Fund - Class 1**

American Funds Mortgage Fund - Class 1A**

American Funds Mortgage Fund - Class 4

American Funds New World Fund® - Class 1

American Funds New World Fund® - Class 1A**

American Funds New World Fund® - Class 4

American Funds U.S. Government/AAA-Rated Securities Fund - Class 1**

American Funds U.S. Government/AAA-Rated Securities Fund - Class 1A**

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

BlackRock Variable Series Funds, Inc.:

BlackRock Global Allocation V.I. Fund - Class I

BlackRock Global Allocation V.I. Fund - Class III

Columbia Funds Variable Insurance Trust:

Columbia VP Strategic Income Fund - Class 1**

Columbia VP Strategic Income Fund - Class 2

Columbia Funds Variable Insurance Trust II:

Columbia VP Commodity Strategy Fund - Class 1**

Columbia VP Commodity Strategy Fund - Class 2

Columbia VP Emerging Markets Bond Fund - Class 1**

Columbia VP Emerging Markets Bond Fund - Class 2

Delaware VIP® Trust:

Delaware VIP® Diversified Income Series - Service Class

Delaware VIP® Diversified Income Series - Standard Class

Delaware VIP® Emerging Markets Series - Service Class

Delaware VIP® Emerging Markets Series - Standard Class**

Delaware VIP® High Yield Series - Service Class

Delaware VIP® High Yield Series - Standard Class

Delaware VIP® Limited-Term Diversified Income Series - Service Class

Delaware VIP® Limited-Term Diversified Income Series - Standard Class

Delaware VIP® REIT Series - Service Class

Delaware VIP® REIT Series - Standard Class

Delaware VIP® Small Cap Value Series - Service Class

Delaware VIP® Small Cap Value Series - Standard Class

Delaware VIP® Smid Cap Core Series - Service Class

Delaware VIP® Smid Cap Core Series - Standard Class

Delaware VIP® U.S. Growth Series - Service Class

Delaware VIP® U.S. Growth Series - Standard Class**

Delaware VIP® Value Series - Service Class

Delaware VIP® Value Series - Standard Class

Deutsche DWS Investments VIT Funds:

DWS Equity 500 Index VIP Portfolio - Class A

DWS Equity 500 Index VIP Portfolio - Class B**

DWS Small Cap Index VIP Portfolio - Class A

DWS Small Cap Index VIP Portfolio - Class B**

Deutsche DWS Variable Series II:

DWS Alternative Asset Allocation VIP Portfolio - Class A

DWS Alternative Asset Allocation VIP Portfolio - Class B

Eaton Vance Variable Trust:

Eaton Vance VT Floating-Rate Income Fund - ADV Class**

Eaton Vance VT Floating-Rate Income Fund - Initial Class

Fidelity® Variable Insurance Products:

Fidelity® VIP Balanced Portfolio - Initial Class**

Fidelity® VIP Balanced Portfolio - Service Class 2

Fidelity® VIP Contrafund® Portfolio - Initial Class**

Fidelity® VIP Contrafund® Portfolio - Service Class**

Fidelity® VIP Contrafund® Portfolio - Service Class 2

Fidelity® VIP FundsManager® 50% Portfolio - Investor Class**

Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2

Fidelity® VIP Growth Portfolio - Initial Class

Fidelity® VIP Growth Portfolio - Service Class**

Fidelity® VIP Growth Portfolio - Service Class 2

Fidelity® VIP Mid Cap Portfolio - Initial Class**

Fidelity® VIP Mid Cap Portfolio - Service Class 2

Fidelity® VIP Overseas Portfolio - Initial Class**

Fidelity® VIP Overseas Portfolio - Service Class**

Fidelity® VIP Overseas Portfolio - Service Class 2**

Fidelity® VIP Strategic Income Portfolio - Initial Class**

Fidelity® VIP Strategic Income Portfolio - Service Class 2

First Trust Variable Insurance Trust:

First Trust Dorsey Wright Tactical Core Portfolio - Class I

First Trust Dorsey Wright Tactical Core Portfolio - Class II**

First Trust Multi Income Allocation Portfolio - Class I

First Trust Multi Income Allocation Portfolio - Class II**

First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I

First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II**

Franklin Templeton Variable Insurance Products Trust:

Franklin Allocation VIP Fund - Class 1**

Franklin Allocation VIP Fund - Class 4

Franklin Income VIP Fund - Class 1**

Franklin Income VIP Fund - Class 2

Franklin Income VIP Fund - Class 4

Franklin Mutual Shares VIP Fund - Class 1**

Franklin Mutual Shares VIP Fund - Class 2

Franklin Mutual Shares VIP Fund - Class 4

Franklin Rising Dividends VIP Fund - Class 1**

Franklin Rising Dividends VIP Fund - Class 4

Franklin Small Cap Value VIP Fund - Class 1**

Franklin Small Cap Value VIP Fund - Class 4

Franklin Small-Mid Cap Growth VIP Fund - Class 1**

Franklin Small-Mid Cap Growth VIP Fund - Class 2**

Franklin Small-Mid Cap Growth VIP Fund - Class 4

Templeton Foreign VIP Fund - Class 1**

Templeton Foreign VIP Fund - Class 4

Templeton Global Bond VIP Fund - Class 1**

Templeton Global Bond VIP Fund - Class 2

Templeton Global Bond VIP Fund - Class 4

Templeton Growth VIP Fund - Class 1**

Templeton Growth VIP Fund - Class 2

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Goldman Sachs Variable Insurance Trust:

Goldman Sachs VIT Government Money Market Fund - Institutional Shares**

Goldman Sachs VIT Government Money Market Fund - Service Shares

Goldman Sachs VIT Large Cap Value Fund - Service Shares

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares**

Hartford Series Fund, Inc.:

Hartford Capital Appreciation HLS Fund - Class IA**

Hartford Capital Appreciation HLS Fund - Class IC

Ivy Variable Insurance Portfolios:

Ivy VIP Asset Strategy Portfolio - Class I**

Ivy VIP Asset Strategy Portfolio - Class II

Ivy VIP Energy Portfolio - Class I**

Ivy VIP Energy Portfolio - Class II

Ivy VIP High Income Portfolio - Class I**

Ivy VIP High Income Portfolio - Class II

Ivy VIP Mid Cap Growth Portfolio - Class I**

Ivy VIP Mid Cap Growth Portfolio - Class II

Ivy VIP Science and Technology Portfolio - Class I**

Ivy VIP Science and Technology Portfolio - Class II

Ivy VIP Small Cap Growth Portfolio - Class I**

Ivy VIP Small Cap Growth Portfolio - Class II

Janus Aspen Series:

Janus Henderson Balanced Portfolio - Service Shares

Janus Henderson Enterprise Portfolio - Service Shares

Janus Henderson Global Research Portfolio - Service Shares

JPMorgan Insurance Trust:

JPMorgan Insurance Trust Core Bond Portfolio - Class 1**

JPMorgan Insurance Trust Core Bond Portfolio - Class 2

JPMorgan Insurance Trust Global Allocation Portfolio - Class 1**

JPMorgan Insurance Trust Global Allocation Portfolio - Class 2

JPMorgan Insurance Trust Income Builder Portfolio - Class 1**

JPMorgan Insurance Trust Income Builder Portfolio - Class 2

Legg Mason Partners Variable Equity Trust:

ClearBridge Variable Aggressive Growth Portfolio - Class I**

ClearBridge Variable Aggressive Growth Portfolio - Class II

ClearBridge Variable Large Cap Growth Portfolio - Class I**

ClearBridge Variable Large Cap Growth Portfolio - Class II

ClearBridge Variable Mid Cap Portfolio - Class I**

ClearBridge Variable Mid Cap Portfolio - Class II

QS Variable Conservative Growth - Class I**

QS Variable Conservative Growth - Class II

Lincoln Variable Insurance Products Trust*:

Lincoln iShares® Fixed Income Allocation Fund - Standard Class**

Lincoln iShares® Global Growth Allocation Fund - Standard Class

Lincoln iShares® U.S. Moderate Allocation Fund - Standard Class**

LVIP American Balanced Allocation Fund - Service Class

LVIP American Balanced Allocation Fund - Standard Class

LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class

LVIP American Century Select Mid Cap Managed Volatility Fund - Standard Class**

LVIP American Global Balanced Allocation Managed Risk Fund - Service Class

LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class**

LVIP American Global Growth Allocation Managed Risk Fund - Service Class

LVIP American Global Growth Allocation Managed Risk Fund - Standard Class

LVIP American Global Growth Fund - Service Class II

LVIP American Global Small Capitalization Fund - Service Class II

LVIP American Growth Allocation Fund - Service Class

LVIP American Growth Allocation Fund - Standard Class**

LVIP American Growth Fund - Service Class II

LVIP American Growth-Income Fund - Service Class II

LVIP American Income Allocation Fund - Standard Class**

LVIP American International Fund - Service Class II

LVIP American Preservation Fund - Service Class

LVIP American Preservation Fund - Standard Class**

LVIP Baron Growth Opportunities Fund - Service Class

LVIP Baron Growth Opportunities Fund - Standard Class**

LVIP BlackRock Advantage Allocation Fund - Service Class

LVIP BlackRock Advantage Allocation Fund - Standard Class**

LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class**

LVIP BlackRock Global Allocation Managed Risk Fund - Service Class

LVIP BlackRock Global Allocation Managed Risk Fund - Standard Class**

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class**

LVIP BlackRock Global Real Estate Fund - Service Class

LVIP BlackRock Global Real Estate Fund - Standard Class**

LVIP BlackRock Inflation Protected Bond Fund - Service Class

LVIP BlackRock Inflation Protected Bond Fund - Standard Class

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class**

LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class

LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class

LVIP Blended Mid Cap Managed Volatility Fund - Service Class

LVIP Blended Mid Cap Managed Volatility Fund - Standard Class

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class

LVIP Delaware Bond Fund - Service Class

LVIP Delaware Bond Fund - Standard Class

LVIP Delaware Diversified Floating Rate Fund - Service Class

LVIP Delaware Diversified Floating Rate Fund - Standard Class

LVIP Delaware Social Awareness Fund - Service Class

LVIP Delaware Social Awareness Fund - Standard Class

LVIP Delaware Special Opportunities Fund - Service Class

LVIP Delaware Special Opportunities Fund - Standard Class**

LVIP Delaware Wealth Builder Fund - Service Class

LVIP Delaware Wealth Builder Fund - Standard Class

LVIP Dimensional International Core Equity Fund - Service Class

LVIP Dimensional International Core Equity Fund - Standard Class**

LVIP Dimensional International Equity Managed Volatility Fund - Service Class

LVIP Dimensional International Equity Managed Volatility Fund - Standard Class**

LVIP Dimensional U.S. Core Equity 1 Fund - Service Class

LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class

LVIP Dimensional U.S. Core Equity 2 Fund - Service Class

LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class**

LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class

LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class**

LVIP Dimensional/Vanguard Total Bond Fund - Service Class

LVIP Dimensional/Vanguard Total Bond Fund - Standard Class

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class

LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class

LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class**

LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class

LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class**

LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class

LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class**

LVIP Global Conservative Allocation Managed Risk Fund - Service Class

LVIP Global Conservative Allocation Managed Risk Fund - Standard Class

LVIP Global Growth Allocation Managed Risk Fund - Service Class

LVIP Global Growth Allocation Managed Risk Fund - Standard Class**

LVIP Global Income Fund - Service Class

LVIP Global Income Fund - Standard Class**

LVIP Global Moderate Allocation Managed Risk Fund - Service Class

LVIP Global Moderate Allocation Managed Risk Fund - Standard Class**

LVIP Government Money Market Fund - Service Class

LVIP Government Money Market Fund - Standard Class

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class

LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class

LVIP JPMorgan High Yield Fund - Service Class

LVIP JPMorgan High Yield Fund - Standard Class**

LVIP JPMorgan Retirement Income Fund - Service Class

LVIP JPMorgan Retirement Income Fund - Standard Class**

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class

LVIP Loomis Sayles Global Growth Fund - Service Class**

LVIP Loomis Sayles Global Growth Fund - Standard Class**

LVIP MFS International Equity Managed Volatility Fund - Service Class

LVIP MFS International Equity Managed Volatility Fund - Standard Class**

LVIP MFS International Growth Fund - Service Class

LVIP MFS International Growth Fund - Standard Class**

LVIP MFS Value Fund - Service Class

LVIP MFS Value Fund - Standard Class**

LVIP Mondrian International Value Fund - Service Class

LVIP Mondrian International Value Fund - Standard Class

LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class

LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class**

LVIP PIMCO Low Duration Bond Fund - Service Class

LVIP PIMCO Low Duration Bond Fund - Standard Class

LVIP SSGA Bond Index Fund - Service Class

LVIP SSGA Bond Index Fund - Standard Class

LVIP SSGA Conservative Index Allocation Fund - Service Class

LVIP SSGA Conservative Index Allocation Fund - Standard Class**

LVIP SSGA Conservative Structured Allocation Fund - Service Class

LVIP SSGA Conservative Structured Allocation Fund - Standard Class**

LVIP SSGA Developed International 150 Fund - Service Class

LVIP SSGA Developed International 150 Fund - Standard Class**

LVIP SSGA Emerging Markets 100 Fund - Service Class

LVIP SSGA Emerging Markets 100 Fund - Standard Class

LVIP SSGA Emerging Markets Equity Index Fund - Service Class

LVIP SSGA Emerging Markets Equity Index Fund - Standard Class**

LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class

LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class**

LVIP SSGA International Index Fund - Service Class

LVIP SSGA International Index Fund - Standard Class**

LVIP SSGA International Managed Volatility Fund - Service Class

LVIP SSGA International Managed Volatility Fund - Standard Class**

LVIP SSGA Large Cap 100 Fund - Service Class

LVIP SSGA Large Cap 100 Fund - Standard Class**

LVIP SSGA Large Cap Managed Volatility Fund - Service Class

LVIP SSGA Large Cap Managed Volatility Fund - Standard Class**

LVIP SSGA Mid-Cap Index Fund - Service Class

LVIP SSGA Mid-Cap Index Fund - Standard Class**

LVIP SSGA Moderate Index Allocation Fund - Service Class

LVIP SSGA Moderate Index Allocation Fund - Standard Class**

LVIP SSGA Moderate Structured Allocation Fund - Service Class

LVIP SSGA Moderate Structured Allocation Fund - Standard Class**

LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class

LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class**

LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class

LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class**

LVIP SSGA S&P 500 Index Fund - Service Class

LVIP SSGA S&P 500 Index Fund - Standard Class

LVIP SSGA Short-Term Bond Index Fund - Service Class

LVIP SSGA Short-Term Bond Index Fund - Standard Class**

LVIP SSGA Small-Cap Index Fund - Service Class

LVIP SSGA Small-Cap Index Fund - Standard Class**

LVIP SSGA Small-Mid Cap 200 Fund - Service Class

LVIP SSGA Small-Mid Cap 200 Fund - Standard Class

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP SSGA SMID Cap Managed Volatility Fund - Service Class

LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class

LVIP T. Rowe Price 2010 Fund - Service Class

LVIP T. Rowe Price 2010 Fund - Standard Class**

LVIP T. Rowe Price 2020 Fund - Service Class

LVIP T. Rowe Price 2020 Fund - Standard Class**

LVIP T. Rowe Price 2030 Fund - Service Class

LVIP T. Rowe Price 2030 Fund - Standard Class**

LVIP T. Rowe Price 2040 Fund - Service Class

LVIP T. Rowe Price 2040 Fund - Standard Class**

LVIP T. Rowe Price Growth Stock Fund - Service Class

LVIP T. Rowe Price Growth Stock Fund - Standard Class**

LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class

LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Standard Class**

LVIP U.S. Growth Allocation Managed Risk Fund - Service Class

LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class**

LVIP Vanguard Domestic Equity ETF Fund - Service Class

LVIP Vanguard Domestic Equity ETF Fund - Standard Class**

LVIP Vanguard International Equity ETF Fund - Service Class

LVIP Vanguard International Equity ETF Fund - Standard Class**

LVIP Wellington Capital Growth Fund - Service Class

LVIP Wellington Capital Growth Fund - Standard Class**

LVIP Wellington Mid-Cap Value Fund - Service Class

LVIP Wellington Mid-Cap Value Fund - Standard Class**

LVIP Western Asset Core Bond Fund - Service Class

LVIP Western Asset Core Bond Fund - Standard Class**

Lord Abbett Series Fund, Inc.:

Lord Abbett Series Fund Bond Debenture Portfolio - Class VC

Lord Abbett Series Fund Developing Growth Portfolio - Class VC

Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC

Lord Abbett Series Fund Short Duration Income Portfolio - Class VC

MFS® Variable Insurance Trust:

MFS® VIT Growth Series - Initial Class

MFS® VIT Growth Series - Service Class

MFS® VIT Total Return Series - Initial Class

MFS® VIT Total Return Series - Service Class

MFS® VIT Utilities Series - Initial Class

MFS® VIT Utilities Series - Service Class

MFS® Variable Insurance Trust II:

MFS® VIT II Core Equity Portfolio - Service Class

MFS® VIT II International Intrinsic Value Portfolio - Initial Class**

MFS® VIT II International Intrinsic Value Portfolio - Service Class

Morgan Stanley Variable Insurance Fund, Inc. (VIF):

Morgan Stanley VIF Global Infrastructure Portfolio - Class I**

Morgan Stanley VIF Global Infrastructure Portfolio - Class II

Morgan Stanley VIF Growth Portfolio - Class II

Mutual Fund and Variable Insurance Trust:

Rational Trend Aggregation VA Fund

Neuberger Berman Advisers Management Trust:

Neuberger Berman AMT Mid Cap Growth Portfolio - I Class**

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class

Northern Lights Variable Trust:

TOPS® Balanced ETF Portfolio – Service Class Shares**

TOPS® Moderate Growth ETF Portfolio – Service Class Shares**

PIMCO Variable Insurance Trust:

PIMCO VIT All Asset All Authority Portfolio - Advisor Class

PIMCO VIT All Asset All Authority Portfolio - Institutional Class**

PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class**

PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class

PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class**

PIMCO VIT Dynamic Bond Portfolio - Advisor Class

PIMCO VIT Dynamic Bond Portfolio - Institutional Class**

PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class

PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class**

Putnam Variable Trust:

Putnam VT Equity Income Fund - Class IA**

Putnam VT Equity Income Fund - Class IB

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Putnam VT George Putnam Balanced Fund - Class IA**

Putnam VT George Putnam Balanced Fund - Class IB

Putnam VT Global Health Care Fund - Class IA**

Putnam VT Global Health Care Fund - Class IB

Putnam VT Income Fund - Class IA**

Putnam VT Income Fund - Class IB

Putnam VT Multi-Asset Absolute Return Fund - Class IA**

Putnam VT Multi-Asset Absolute Return Fund - Class IB

Rydex Variable Trust:

Guggenheim VT Long Short Equity

Guggenheim VT Multi-Hedge Strategies

SEI Insurance Products Trust:

SEI VP Market Growth Strategy Fund - Class II**

SEI VP Market Growth Strategy Fund - Class III**

SEI VP Market Plus Strategy Fund - Class II**

SEI VP Market Plus Strategy Fund - Class III

VanEck VIP Trust:

VanEck VIP Global Hard Assets Fund - Class S Shares

VanEck VIP Global Hard Assets Fund - Initial Class Shares**

Virtus Variable Insurance Trust:

Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares

Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares**

*  Denotes an affiliate of the Company

**  Available fund with no money invested at December 31, 2019

Each subaccount invests in shares of a single underlying Fund. The investment performance of each subaccount will reflect the investment performance of the underlying Fund less separate account expenses. There is no assurance that the investment objective of any underlying Fund will be met. A Fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contract holders' investments in the Funds and the amounts reported in the financial statements. The contract holder assumes all of the investment performance risk for the subaccounts selected.

Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2019. Net asset value is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments. There are no redemption restrictions on investments in the Funds.

Investments for which the fair value is measured at NAV using the practical expedient (investments in investees measured at NAV) are excluded from the fair value hierarchy. Accordingly, the Variable Account's investments in the Funds have not been classified in the fair value hierarchy.

Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by the average cost method.

ASC 946-10-15, "Financial Services- Investment Companies (Topic 946) - Scope and Scope Exceptions" provides accounting guidance for assessing whether an entity is an investment company. This guidance evaluates the entity's purpose and design to determine whether the entity is an investment company. The standard also adds additional disclosure requirements regarding contractually required commitments to investees. Management has evaluated the criteria in the standard and concluded that the Variable Account qualifies as an investment company and therefore applies the accounting requirements of ASC 946.

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable or receivable with respect to the Variable Account's net investment income and the net realized gain (loss) on investments.

Annuity Reserves: Reserves on contracts not involving life contingencies are calculated using an assumed investment rate of 3%, 4%, or 5%. Reserves on contracts involving life contingencies are calculated using a modification of the 1983a Individual Annuitant Mortality Table and an assumed investment rate of 3%, 4%, or 5%.

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Investment Fund Changes: During 2018, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2018, the 2018 statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2018:

Ivy VIP Small Cap Growth Portfolio - Class I	LVIP SSGA Emerging Markets Equity Index Fund - Service Class
Ivy VIP Small Cap Growth Portfolio - Class II	LVIP SSGA Emerging Markets Equity Index Fund - Standard Class
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	LVIP SSGA Short-Term Bond Index Fund - Service Class
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class	LVIP SSGA Short-Term Bond Index Fund - Standard Class
LVIP Loomis Sayles Global Growth Fund - Service Class	LVIP U.S. Aggressive Growth Allocation Managed Risk - Service Class
LVIP Loomis Sayles Global Growth Fund - Standard Class	LVIP U.S. Aggressive Growth Allocation Managed Risk - Standard Class

Also during 2018, the following funds changed their names:

Previous Fund Name	New Fund Name
LVIP Select Core Equity Managed Volatility Fund - Service Class	LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Service Class
LVIP Select Core Equity Managed Volatility Fund - Standard Class	LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund - Standard Class
LVIP Managed Risk Profile 2010 Fund - Service Class	LVIP T. Rowe Price 2010 Fund - Service Class
LVIP Managed Risk Profile 2010 Fund - Standard Class	LVIP T. Rowe Price 2010 Fund - Standard Class
LVIP Managed Risk Profile 2020 Fund - Service Class	LVIP T. Rowe Price 2020 Fund - Service Class
LVIP Managed Risk Profile 2020 Fund - Standard Class	LVIP T. Rowe Price 2020 Fund - Standard Class
LVIP Managed Risk Profile 2030 Fund - Service Class	LVIP T. Rowe Price 2030 Fund - Service Class
LVIP Managed Risk Profile 2030 Fund - Standard Class	LVIP T. Rowe Price 2030 Fund - Standard Class
LVIP Managed Risk Profile 2040 Fund - Service Class	LVIP T. Rowe Price 2040 Fund - Service Class
LVIP Managed Risk Profile 2040 Fund - Standard Class	LVIP T. Rowe Price 2040 Fund - Standard Class
PIMCO VIT Unconstrained Bond Portfolio - Advisor Class	PIMCO VIT Dynamic Bond Portfolio - Advisor Class
PIMCO VIT Unconstrained Bond Portfolio - Institutional Class	PIMCO VIT Dynamic Bond Portfolio - Institutional Class
Putnam VT Absolute Return 500 Fund - Class IA	Putnam VT Multi-Asset Absolute Return Fund - Class IA
Putnam VT Absolute Return 500 Fund - Class IB	Putnam VT Multi-Asset Absolute Return Fund - Class IB
Rational Dividend Capture VA Fund	Rational Trend Aggregation VA Fund

Also during 2018, the following fund families changed their names:

Previous Fund Family Name	New Fund Family Name
Deutsche Investments VIT Funds	Deutsche DWS Investments VIT Funds
Deutsche Variable Series II	Deutsche DWS Variable Series II

Also during 2018, the following funds ceased to be available as investment options to Variable Account contract owners:

BlackRock iShares® Alternative Strategies V.I. Fund - Class I	Ivy VIP Micro Cap Growth Portfolio - Class I
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	Ivy VIP Micro Cap Growth Portfolio - Class II
Fidelity® VIP Equity-Income Portfolio - Initial Class	LVIP BlackRock Multi-Asset Income Fund - Service Class
Fidelity® VIP Equity-Income Portfolio - Service Class 2	LVIP BlackRock Multi-Asset Income Fund - Standard Class
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	Virtus Rampart Equity Trend Series - Class A Shares
Goldman Sachs VIT Strategic Income Fund - Institutional Shares	Virtus Rampart Equity Trend Series - Class I Shares

During 2019, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2019, the 2019 statements of operations and statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2019:

Fidelity® VIP Balanced Portfolio - Initial Class	TOPS® Balanced ETF Portfolio - Service Class Shares
Fidelity® VIP Balanced Portfolio - Service Class 2	TOPS® Moderate Growth ETF Portfolio - Service Class Shares
Putnam VT Equity Income Fund - Class IA

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Also during 2019, the following funds changed their names:

Previous Fund Name	New Fund Name
Franklin Founding Funds Allocation VIP Fund - Class 1	Franklin Allocation VIP Fund - Class 1
Franklin Founding Funds Allocation VIP Fund - Class 4	Franklin Allocation VIP Fund - Class 4
LVIP BlackRock Scientific Allocation Fund - Service Class	LVIP BlackRock Advantage Allocation Fund - Service Class
LVIP BlackRock Scientific Allocation Fund - Standard Class	LVIP BlackRock Advantage Allocation Fund - Standard Class
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Service Class	LVIP BlackRock Global Allocation Managed Risk Fund - Service Class
LVIP BlackRock Global Allocation V.I. Managed Risk Fund - Standard Class	LVIP BlackRock Global Allocation Managed Risk Fund - Standard Class
LVIP Clarion Global Real Estate Fund - Service Class	LVIP BlackRock Global Real Estate Fund - Service Class
LVIP Clarion Global Real Estate Fund - Standard Class	LVIP BlackRock Global Real Estate Fund - Standard Class
LVIP Blended Core Equity Managed Volatility Fund - Service Class	LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class
LVIP Blended Core Equity Managed Volatility Fund - Standard Class	LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class
LVIP Invesco Select Equity Managed Volatility Fund - Service Class	LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class
LVIP Invesco Select Equity Managed Volatility Fund - Standard Class	LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class
MFS® VIT II International Value Portfolio - Initial Class	MFS® VIT II International Intrinsic Value Portfolio - Initial Class
MFS® VIT II International Value Portfolio - Service Class	MFS® VIT II International Intrinsic Value Portfolio - Service Class

Also during 2019, the AIM Variable Insurance Funds trust assumed the assets and liabilities of the Oppenheimer Variable Account Funds trust. The following funds were affected:

Predecessor Fund	Fund
Oppenheimer Global Fund/VA Service Shares	Invesco Oppenheimer V.I. Global Fund - Series II Shares
Oppenheimer International Growth Fund/VA Non-Service Shares	Invesco Oppenheimer V.I. International Growth Fund - Series I Shares
Oppenheimer International Growth Fund/VA Service Shares	Invesco Oppenheimer V.I. International Growth Fund - Series II Shares
Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares	Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series I Shares
Oppenheimer Main Street Small Cap Fund®/VA Service Shares	Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II Shares

Also during 2019, the following fund mergers occurred:

Fund Acquired	Acquiring Fund
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Standard Class	LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class

Also during 2019, the following funds ceased to be available as investment options to Variable Account contract owners:

ALPS/Stadion Core ETF Portfolio - Class I	ALPS/Stadion Tactical Growth Portfolio - Class III
ALPS/Stadion Core ETF Portfolio - Class III	LVIP Goldman Sachs Income Builder Fund - Service Class
ALPS/Stadion Tactical Growth Portfolio - Class I	LVIP Goldman Sachs Income Builder Fund - Standard Class

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

2. Mortality and Expense Guarantees and Other Transactions with Affiliates

Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The mortality and expense risk charges for each of the variable subaccounts are reported in the statements of operations. The ranges of rates are as follows for the thirty-one contract types within the Variable Account:

•  Lincoln ChoicePlus at a daily rate of .0038356% to .0082192% (1.40% to 3.00% on an annual basis)

•  Lincoln ChoicePlus Access at a daily rate of .0038356% to .0089041% (1.40% to 3.25% on an annual basis)

•  Lincoln ChoicePlus II at a daily rate of .0034247% to .0082192% (1.25% to 3.00% on an annual basis)

•  Lincoln ChoicePlus II Access at a daily rate of .0038356% to .0089041% (1.40% to 3.25% on an annual basis)

•  Lincoln ChoicePlus II Advance at a daily rate of .0038356% to .0090411% (1.40% to 3.30% on an annual basis)

•  Lincoln ChoicePlus II Bonus at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis)

•  Lincoln ChoicePlus Assurance A Share at a daily rate of .0016438% to .0071233% (.60% to 2.60% on an annual basis)

•  Lincoln ChoicePlus Assurance A Share Fee-Based at a daily rate of .0016438% to .0067123% (.60% to 2.45% on an annual basis)

•  For policies issued on or after to 5/22/17 at a daily rate of .0005479% to .0057534% (.20% to 2.10% on an annual basis)

•  Lincoln ChoicePlus Assurance B Share at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis)

•  Lincoln ChoicePlus Assurance Bonus at a daily rate of .0038356% to .0091781% (1.40% to 3.35% on an annual basis)

•  Lincoln ChoicePlus Assurance C Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis)

•  Lincoln ChoicePlus Assurance L Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis)

•  Lincoln ChoicePlus Design 1 at a daily rate of .0030137% to .0080822% (1.10% to 2.95% on an annual basis)

•  Lincoln ChoicePlus Design 2 at a daily rate of .0030137% to .0093151% (1.10% to 3.40% on an annual basis)

•  Lincoln ChoicePlus Design 3 at a daily rate of .0030137% to .0093151% (1.10% to 3.40% on an annual basis)

•  Lincoln ChoicePlus Assurance A Class at a daily rate of .0016438% to .0063014% (.60% to 2.30% on an annual basis)

•  Lincoln ChoicePlus Assurance B Class at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis)

•  Lincoln ChoicePlus Signature 1 at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis)

•  Lincoln ChoicePlus Signature 2 at a daily rate of .0038356% to .0094521% (1.40% to 3.45% on an annual basis)

•  Lincoln ChoicePlus Fusion at a daily rate of .0021918% to .0064384% (.80% to 2.35% on an annual basis)

•  Lincoln InvestmentSolutions at a daily rate of .0016438% to .0067123% (.60% to 2.45% on an annual basis)

•  Lincoln ChoicePlus Assurance Series B-Share at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis)

•  Lincoln ChoicePlus Assurance Series C-Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis)

•  Lincoln ChoicePlus Assurance Series L-Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis)

•  Lincoln ChoicePlus Assurance (Prime) at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis)

•  Lincoln ChoicePlus Advisory at a daily rate of .0005479% to .0056164% (.20% to 2.05% on an annual basis)

•  Lincoln Investor Advantage B Share at a daily rate of .0026027% to .0041096% (.95% to 1.50% on an annual basis)

•  Lincoln Investor Advantage C-Share at a daily rate of .0034247% to .0045205% (1.25% to 1.65% on an annual basis).

•  Lincoln Investor Advantage Fee-Based at a daily rate of .0004110% to .0019178% (.15% to .70% on an annual basis)

•  Lincoln Investor Advantage Advisory at a daily rate of .0002740% to .0013699% (.10% to .50% on an annual basis)

•  Lincoln Core Income at a daily rate of .0015068% to .0031507% (.55% to 1.15% on an annual basis)

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

2. Mortality and Expense Guarantees and Other Transactions with Affiliates (continued)

The Company charges an annual account fee which varies by product. Refer to the product prospectus for the account fee rate. The account fees are for items such as processing applications, issuing contracts, policy value calculation, confirmations and periodic reports. The Company, upon surrender of a policy, may assess a surrender charge. Amounts retained by the Company for account fees and surrender charges for 2019 and 2018 were $25,359,473 and $24,341,469, respectively.

For the Lincoln ChoicePlus Assurance A Share, Lincoln ChoicePlus Assurance A Share Fee-Based and Lincoln ChoicePlus Assurance A Class products, a front-end load or sales charge is applied as a percentage (5.75% maximum) to all gross purchase payments. For the Lincoln ChoicePlus Fusion product, a premium based charge or sales charge is applied on a quarterly basis over a seven year period as a percentage (.175% maximum per quarter) of all purchase payments received. For the years ending December 31, 2019 and 2018, sales charges amounted to $5,568 and $8,684, respectively.

Surrender, contract and all other charges are included within Contract withdrawals on the Statements of Changes in Net Assets.

3. Financial Highlights

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year or period in the five years ended December 31, 2019, follows:

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
AB VPS Global Thematic Growth Portfolio - Class B
	2019		0.80%	2.80%	$8.97	$29.47	119,169	$2,466,032	26.19%	28.78%	0.16%
	2018		0.80%	2.80%	7.01	23.08	125,509	2,000,276	-12.47%	-10.69%	0.00%
	2017		0.80%	2.80%	7.89	26.05	134,914	2,397,062	32.54%	35.21%	0.27%
	2016		0.80%	2.80%	5.87	19.42	130,629	1,734,260	-3.61%	-1.66%	0.00%
	2015		0.80%	2.80%	5.01	19.91	137,553	1,855,572	-0.19%	1.83%	0.00%
AB VPS Large Cap Growth Portfolio - Class B
	2019		1.40%	1.70%	18.24	42.64	15,300	332,252	32.10%	32.50%	0.00%
	2018		1.40%	1.70%	13.80	32.24	18,120	319,512	0.60%	0.90%	0.00%
	2017		1.40%	1.70%	13.71	32.02	20,586	351,518	29.46%	29.84%	0.00%
	2016		1.40%	1.70%	10.59	24.71	23,150	295,067	0.63%	0.93%	0.00%
	2015		1.40%	1.70%	10.51	24.53	31,214	437,490	8.99%	9.31%	0.00%
AB VPS Small/Mid Cap Value Portfolio - Class B
	2019		0.65%	3.05%	12.09	46.45	333,600	9,849,487	16.41%	19.11%	0.33%
	2018		0.65%	2.95%	10.38	39.37	341,400	8,703,305	-17.76%	-15.86%	0.22%
	2017		0.65%	2.95%	21.67	47.22	341,772	10,672,198	9.57%	12.13%	0.24%
	2016		0.65%	2.95%	19.77	42.52	355,524	10,212,939	21.17%	23.95%	0.32%
	2015		0.65%	2.95%	16.31	34.62	379,010	8,949,365	-8.44%	-6.30%	0.51%
ALPS/Alerian Energy Infrastructure Portfolio - Class III
	2019		0.95%	1.50%	8.04	8.22	33,932	290,601	18.62%	19.10%	2.11%
	2018		1.10%	1.50%	6.78	6.90	26,187	178,981	-20.17%	-19.85%	1.73%
	2017		1.10%	1.50%	8.49	8.61	27,767	237,316	-2.32%	-1.92%	2.09%
	2016		1.10%	1.50%	8.69	8.78	14,241	124,006	38.71%	39.26%	2.01%
	2015		1.10%	1.65%	6.29	6.30	14,975	93,888	-38.70%	-38.61%	0.79%
ALPS/Red Rocks Listed Private Equity Portfolio - Class III
	2019		0.95%	1.50%	11.89	14.50	28,374	398,669	37.76%	38.52%	0.00%
	2018		0.95%	1.50%	10.33	10.48	13,866	141,839	-13.83%	-13.49%	6.35%
	2017		1.10%	1.50%	12.07	12.12	7,715	93,134	23.42%	23.60%	3.26%
	2016		1.10%	1.25%	9.81	9.81	4,230	41,488	6.79%	6.79%	0.93%
	2015	11/20/2015	1.10%	1.10%	9.18	9.18	2,203	20,236	-2.09%	-2.09%	0.09%
ALPS/Stadion Core ETF Portfolio - Class III
	2019		0.00%	0.00%	—	—	—	—	0.00%	0.00%	2.14%
	2018		0.30%	2.65%	9.78	10.76	139,874	1,379,139	-7.65%	-6.40%	0.59%
	2017		0.30%	1.65%	11.42	11.58	59,076	635,640	11.88%	12.33%	0.43%
	2016		1.10%	1.50%	10.27	10.31	4,020	41,310	9.44%	9.60%	0.00%
	2015		1.10%	1.25%	9.39	9.39	3,542	33,290	-10.47%	-10.47%	0.10%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
ALPS/Stadion Tactical Growth Portfolio - Class III
	2019		0.00%	0.00%	$—	$—	—	$—	0.00%	0.00%	0.26%
	2018		0.95%	1.25%	10.65	10.71	36,260	377,255	-5.46%	-5.32%	0.28%
	2017		1.10%	1.25%	11.27	11.27	13,988	157,910	10.79%	10.79%	0.40%
	2016		1.25%	1.25%	10.17	10.17	8,182	83,227	7.86%	7.86%	0.30%
	2015	12/17/2015	1.25%	1.25%	9.43	9.43	1,321	12,461	-0.36%	-0.36%	0.00%
American Century VP Balanced Fund - Class II
	2019		0.30%	2.95%	12.29	13.31	785,165	10,161,069	15.92%	18.49%	1.31%
	2018		0.10%	2.95%	10.60	11.19	584,113	6,434,476	-6.73%	-4.03%	1.22%
	2017		0.10%	2.95%	11.50	11.72	346,730	4,028,439	11.15%	12.39%	1.45%
	2016	7/5/2016	1.10%	2.20%	10.35	10.42	131,427	1,366,982	-0.51%	3.17%	1.17%
American Century VP Large Company Value Fund - Class I
	2019	6/6/2019	0.65%	0.65%	12.28	12.28	1,358	16,676	11.49%	11.49%	1.26%
American Century VP Large Company Value Fund - Class II
	2019		0.30%	3.25%	11.43	12.35	241,346	2,858,203	23.24%	26.93%	1.88%
	2018		0.30%	3.25%	9.30	9.57	154,728	1,469,479	-10.95%	-9.37%	1.93%
	2017	6/22/2017	1.30%	3.05%	10.45	10.56	22,704	238,456	3.52%	6.96%	0.63%
American Funds Asset Allocation Fund - Class 1
	2019		0.65%	0.65%	20.98	20.98	252	5,281	20.74%	20.74%	2.17%
	2018		0.65%	0.65%	17.38	17.38	255	4,434	-4.97%	-4.97%	1.90%
	2017		0.65%	0.65%	18.28	18.28	255	4,668	15.75%	15.75%	1.81%
	2016	3/17/2016	0.65%	0.65%	15.80	15.80	218	3,446	8.18%	8.18%	2.41%
American Funds Asset Allocation Fund - Class 4
	2019		0.95%	1.65%	11.14	14.38	884,191	11,705,292	18.95%	19.78%	1.98%
	2018		0.95%	1.65%	11.72	12.02	666,728	7,751,797	-6.39%	-5.87%	1.57%
	2017		0.10%	1.65%	12.52	12.77	533,452	6,769,543	14.01%	14.64%	1.51%
	2016		1.10%	1.65%	11.10	11.14	390,204	4,328,187	7.81%	7.97%	1.69%
	2015		1.10%	1.25%	10.32	10.32	165,997	1,711,934	0.04%	0.04%	2.98%
American Funds Blue Chip Income and Growth Fund - Class 1
	2019		1.65%	1.65%	21.87	21.87	4,251	92,967	19.67%	19.67%	2.24%
	2018		1.65%	1.65%	18.27	18.27	4,809	87,872	-9.95%	-9.95%	2.06%
	2017		0.60%	1.65%	20.29	21.75	5,229	106,739	15.38%	16.59%	2.23%
	2016		0.60%	1.65%	17.59	18.66	5,634	99,549	17.11%	18.35%	2.00%
	2015	2/19/2015	0.60%	1.65%	15.02	15.77	6,457	97,300	-6.06%	-5.10%	2.22%
American Funds Blue Chip Income and Growth Fund - Class 4
	2019		0.95%	1.65%	10.82	15.25	72,482	1,043,229	19.23%	19.89%	1.99%
	2018		0.95%	1.50%	12.50	12.74	69,438	852,021	-10.28%	-9.92%	1.79%
	2017		0.10%	1.50%	13.93	14.14	65,923	916,785	14.96%	15.43%	2.16%
	2016		1.10%	1.50%	12.12	12.25	50,159	613,079	16.73%	17.20%	1.97%
	2015		1.10%	1.50%	10.45	10.45	43,355	452,944	-4.27%	-4.27%	2.33%
American Funds Bond Fund - Class 1
	2019		0.65%	0.65%	12.62	12.62	1,543	19,475	8.99%	8.99%	2.54%
	2018		0.65%	0.65%	11.58	11.58	3,690	42,717	-1.09%	-1.09%	2.70%
	2017		0.65%	0.65%	11.71	11.71	3,377	39,542	3.21%	3.21%	2.35%
	2016		0.65%	0.65%	11.34	11.34	2,639	29,932	2.60%	2.60%	1.90%
	2015		0.65%	0.65%	11.05	11.05	2,080	22,998	-0.20%	-0.20%	1.96%
American Funds Capital Income Builder® - Class 1
	2019		0.65%	0.65%	12.34	12.34	1,319	16,286	17.39%	17.39%	3.15%
	2018		0.65%	0.65%	10.52	10.52	1,319	13,873	-7.37%	-7.37%	2.99%
	2017		0.60%	0.65%	11.35	11.37	1,997	22,699	12.56%	12.62%	3.00%
	2016		0.60%	0.65%	10.09	10.10	2,126	21,449	3.50%	3.55%	3.17%
	2015	4/29/2015	0.60%	0.65%	9.74	9.75	2,093	20,423	-6.04%	-5.46%	1.98%
American Funds Capital Income Builder® - Class 4
	2019		0.95%	1.65%	10.90	11.70	153,990	1,762,034	15.69%	16.52%	2.65%
	2018		0.95%	1.65%	9.80	10.06	133,946	1,333,668	-8.77%	-8.26%	2.69%
	2017		1.10%	1.65%	10.75	10.96	126,726	1,376,581	10.81%	11.42%	2.52%
	2016		1.10%	1.65%	9.74	9.84	117,493	1,150,030	2.24%	2.65%	2.82%
	2015		1.10%	1.50%	9.59	9.59	87,751	838,270	-2.87%	-2.87%	2.65%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Global Bond Fund - Class 1
	2019		0.65%	0.65%	$11.47	$11.47	6,100	$69,960	7.38%	7.38%	1.92%
	2018		0.65%	0.65%	10.68	10.68	4,797	51,233	-1.78%	-1.78%	2.68%
	2017		0.65%	0.65%	10.87	10.87	3,463	37,670	6.42%	6.42%	0.64%
	2016		0.65%	0.65%	10.22	10.22	2,513	25,682	2.26%	2.26%	0.82%
	2015		0.65%	0.65%	9.99	9.99	1,769	17,681	-4.37%	-4.37%	0.10%
American Funds Global Growth and Income Fund - Class 1
	2019		0.65%	0.65%	21.39	21.39	1,459	31,202	30.54%	30.54%	1.90%
	2018		0.65%	0.65%	16.38	16.38	4,040	66,188	-9.94%	-9.94%	1.95%
	2017		0.65%	0.65%	18.19	18.19	3,708	67,463	25.59%	25.59%	2.42%
	2016		0.65%	0.65%	14.48	14.48	3,581	51,889	6.92%	6.92%	1.99%
	2015		0.65%	0.65%	13.55	13.55	3,264	44,226	-1.78%	-1.78%	2.32%
American Funds Global Growth Fund - Class 2
	2019		0.75%	3.15%	19.95	37.18	331,233	10,804,668	31.08%	34.27%	1.07%
	2018		0.75%	3.15%	15.22	27.83	395,464	9,731,881	-11.87%	-9.74%	0.64%
	2017		0.75%	3.15%	17.26	30.98	452,188	12,416,826	27.40%	30.51%	0.64%
	2016		0.75%	3.15%	16.13	23.86	522,379	11,114,285	-2.30%	-0.13%	0.80%
	2015		0.75%	2.95%	16.17	24.01	629,504	13,608,615	3.83%	6.14%	1.01%
American Funds Global Growth Fund - Class 4
	2019		0.85%	1.65%	11.50	16.73	235,541	3,807,978	32.67%	33.60%	0.96%
	2018		0.95%	1.65%	10.07	12.54	228,821	2,807,053	-10.72%	-10.23%	0.52%
	2017		0.10%	1.65%	13.69	13.97	200,661	2,779,135	28.97%	29.68%	0.69%
	2016		1.10%	1.65%	10.73	10.77	37,794	405,811	-0.88%	-0.73%	0.74%
	2015		1.10%	1.25%	10.83	10.85	32,095	348,179	5.36%	5.52%	1.75%
American Funds Global Small Capitalization Fund - Class 1
	2019		0.65%	0.65%	29.98	29.98	1,296	38,842	30.99%	30.99%	0.44%
	2018		0.65%	0.65%	22.88	22.88	1,028	23,526	-10.89%	-10.89%	0.37%
	2017		0.65%	0.65%	25.68	25.68	752	19,308	25.41%	25.41%	0.69%
	2016		0.65%	0.65%	20.48	20.48	540	11,069	1.68%	1.68%	0.55%
	2015		0.65%	0.65%	20.14	20.14	344	6,934	-0.15%	-0.15%	0.00%
American Funds Global Small Capitalization Fund - Class 2
	2019		0.65%	3.00%	17.41	49.17	264,030	7,779,757	27.63%	30.67%	0.15%
	2018		0.65%	3.00%	13.64	37.99	301,956	6,918,718	-13.20%	-11.13%	0.08%
	2017		0.65%	3.00%	15.71	43.15	342,321	8,894,248	22.17%	25.08%	0.43%
	2016		0.65%	3.00%	12.86	34.83	383,602	8,065,153	-0.92%	1.44%	0.22%
	2015		0.65%	3.00%	12.98	34.66	439,088	9,399,543	-2.70%	-0.38%	0.00%
American Funds Global Small Capitalization Fund - Class 4
	2019		0.85%	1.50%	12.98	14.30	42,616	592,900	29.29%	30.16%	0.01%
	2018		0.85%	1.65%	10.81	11.02	41,120	449,186	-12.13%	-11.78%	0.02%
	2017		1.10%	1.50%	12.31	12.49	38,041	472,118	23.75%	24.25%	0.40%
	2016		1.10%	1.50%	10.01	10.05	21,192	212,517	0.58%	0.73%	0.10%
	2015		1.10%	1.25%	9.98	9.98	19,072	190,064	-1.11%	-1.11%	0.00%
American Funds Growth Fund - Class 1
	2019		0.65%	0.65%	44.46	44.46	2,983	132,628	30.26%	30.26%	1.06%
	2018		0.65%	0.65%	34.13	34.13	2,493	85,089	-0.66%	-0.66%	0.75%
	2017		0.65%	0.65%	34.36	34.36	1,982	68,121	27.80%	27.80%	0.82%
	2016		0.65%	0.65%	26.89	26.89	1,530	41,154	9.05%	9.05%	1.12%
	2015		0.65%	0.65%	24.66	24.66	847	20,881	6.43%	6.43%	1.07%
American Funds Growth Fund - Class 2
	2019		0.65%	3.15%	24.20	51.86	1,404,344	54,863,763	26.72%	29.93%	0.73%
	2018		0.65%	3.15%	19.01	40.29	1,606,511	48,962,852	-3.34%	-0.90%	0.41%
	2017		0.65%	3.15%	19.58	41.05	1,893,975	58,938,369	24.31%	27.46%	0.48%
	2016		0.65%	3.15%	15.69	32.51	2,285,687	56,013,804	6.09%	8.78%	0.69%
	2015		0.65%	3.15%	14.73	30.17	2,659,543	60,948,444	3.54%	6.16%	0.57%
American Funds Growth Fund - Class 4
	2019		0.10%	1.65%	11.73	20.52	384,131	6,805,546	28.31%	30.31%	0.60%
	2018		0.10%	1.65%	10.99	15.78	314,700	4,643,971	-1.99%	-0.60%	0.27%
	2017		0.10%	1.50%	15.23	15.91	272,968	4,168,460	26.08%	27.60%	0.48%
	2016		0.30%	1.50%	12.08	12.21	223,179	2,718,328	7.59%	8.02%	0.66%
	2015		1.10%	1.50%	11.27	11.30	106,564	1,203,589	5.26%	5.42%	1.20%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Growth-Income Fund - Class 1
	2019		0.65%	1.65%	$28.40	$38.62	6,598	$244,760	24.39%	25.64%	2.04%
	2018		0.65%	1.65%	22.83	30.74	5,689	165,787	-3.16%	-2.19%	1.79%
	2017		0.65%	1.65%	23.58	31.42	4,641	136,107	20.68%	21.89%	1.78%
	2016		0.65%	1.65%	19.54	25.78	3,906	91,921	9.98%	11.08%	1.71%
	2015		0.65%	1.65%	23.21	23.21	3,180	65,481	1.06%	1.06%	1.85%
American Funds Growth-Income Fund - Class 2
	2019		0.65%	3.15%	15.33	41.19	1,783,284	55,872,667	22.22%	25.32%	1.63%
	2018		0.65%	3.15%	12.51	33.18	1,999,291	50,482,845	-4.83%	-2.42%	1.34%
	2017		0.65%	3.15%	18.01	34.33	2,335,911	61,060,225	18.59%	21.59%	1.35%
	2016		0.65%	3.15%	15.13	28.51	2,716,659	59,038,784	8.06%	10.80%	1.32%
	2015		0.65%	3.15%	13.94	25.97	3,099,742	61,712,883	-1.69%	0.80%	1.26%
American Funds Growth-Income Fund - Class 4
	2019		0.10%	1.65%	11.42	17.09	293,183	4,708,314	23.80%	25.73%	1.59%
	2018		0.10%	1.65%	10.83	13.73	241,354	3,252,457	-3.66%	-3.13%	1.26%
	2017		1.10%	1.65%	13.89	14.18	227,243	3,187,547	20.08%	20.74%	1.41%
	2016		1.10%	1.65%	11.62	11.74	188,621	2,205,052	9.60%	10.04%	1.39%
	2015		1.10%	1.50%	10.64	10.67	119,411	1,271,030	-0.05%	0.10%	1.77%
American Funds High-Income Bond Fund - Class 1
	2019		0.65%	0.65%	14.56	14.56	3,557	51,802	12.12%	12.12%	7.03%
	2018		0.65%	0.65%	12.99	12.99	2,788	36,219	-2.78%	-2.78%	7.05%
	2017		0.65%	0.65%	13.36	13.36	1,984	26,516	6.56%	6.56%	7.68%
	2016		0.65%	0.65%	12.54	12.54	1,416	17,764	17.07%	17.07%	6.59%
	2015		0.65%	0.65%	10.71	10.71	916	9,813	-7.55%	-7.55%	7.57%
American Funds International Fund - Class 1
	2019		0.65%	1.65%	17.44	22.00	4,156	80,854	21.20%	22.42%	1.66%
	2018		0.65%	1.65%	14.39	17.98	5,725	93,664	-14.37%	-13.51%	2.02%
	2017		0.65%	1.65%	16.80	20.78	5,429	102,709	30.30%	31.60%	1.48%
	2016		0.60%	1.65%	12.89	15.86	6,049	86,494	2.09%	3.19%	1.55%
	2015		0.60%	1.65%	15.32	15.32	5,802	80,519	-4.87%	-4.87%	2.08%
American Funds International Fund - Class 2
	2019		0.65%	3.20%	11.60	34.44	787,663	18,575,847	19.01%	22.09%	1.41%
	2018		0.65%	3.20%	9.72	28.48	890,867	17,368,643	-15.87%	-13.70%	1.63%
	2017		0.65%	3.20%	12.80	33.32	1,003,521	23,216,318	28.16%	31.29%	1.19%
	2016		0.65%	3.05%	9.99	25.62	1,239,835	22,016,254	0.42%	2.86%	1.22%
	2015		0.65%	3.05%	9.95	25.14	1,406,381	24,826,920	-7.39%	-5.14%	1.44%
American Funds International Fund - Class 4
	2019		0.85%	1.65%	10.08	12.41	255,968	3,099,969	20.66%	21.62%	1.30%
	2018		0.85%	1.65%	9.97	10.23	233,447	2,373,816	-14.83%	-14.36%	1.60%
	2017		1.10%	1.65%	11.78	11.95	188,892	2,249,715	29.93%	30.45%	1.47%
	2016		1.10%	1.50%	9.12	9.16	147,919	1,353,410	1.93%	2.09%	1.34%
	2015		1.10%	1.25%	8.95	8.97	63,127	566,104	-5.93%	-5.79%	1.76%
American Funds International Growth and Income Fund - Class 1
	2019		0.65%	0.65%	14.92	14.92	3,598	53,663	22.26%	22.26%	3.02%
	2018		0.65%	0.65%	12.20	12.20	2,804	34,212	-11.58%	-11.58%	2.80%
	2017		0.65%	0.65%	13.80	13.80	2,000	27,608	24.50%	24.50%	2.84%
	2016		0.65%	0.65%	11.08	11.08	1,418	15,722	1.05%	1.05%	3.03%
	2015		0.65%	0.65%	10.97	10.97	892	9,782	-5.95%	-5.95%	3.05%
American Funds Managed Risk Asset Allocation Fund - Class P1
	2017		0.60%	0.60%	15.20	15.20	540	8,220	14.39%	14.39%	0.79%
	2016		0.60%	0.60%	13.29	13.29	540	7,181	6.93%	6.93%	1.48%
	2015	10/12/2015	0.60%	0.60%	12.43	12.43	540	6,715	0.34%	0.34%	0.75%
American Funds Managed Risk Asset Allocation Fund - Class P2
	2019		1.30%	2.90%	14.37	15.82	1,212,290	18,994,927	14.90%	16.46%	2.30%
	2018		1.30%	2.65%	12.51	13.59	1,082,195	14,583,947	-7.38%	-6.12%	1.33%
	2017		1.30%	2.65%	13.57	14.47	895,283	12,856,238	11.91%	13.32%	0.74%
	2016		1.30%	2.55%	12.64	12.77	743,395	9,433,273	5.62%	5.89%	1.21%
	2015		1.30%	1.55%	11.97	12.06	289,192	3,470,772	-2.59%	-2.35%	1.82%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Mortgage Fund - Class 4
	2019		0.95%	1.65%	$10.21	$10.53	19,397	$201,826	3.08%	3.66%	2.09%
	2018		1.10%	1.65%	9.91	10.16	25,645	258,087	-1.57%	-1.03%	1.71%
	2017		1.10%	1.65%	10.06	10.27	30,895	314,668	-0.68%	-0.13%	1.34%
	2016		1.10%	1.65%	10.24	10.28	28,949	296,225	0.74%	0.89%	1.78%
	2015		1.10%	1.25%	10.19	10.19	2,479	25,217	0.52%	0.52%	1.48%
American Funds New World Fund® - Class 1
	2019		0.65%	1.65%	13.44	14.66	3,110	44,461	27.35%	28.63%	1.23%
	2018		0.65%	1.65%	10.56	11.39	3,398	37,803	-15.24%	-14.39%	1.19%
	2017		0.65%	1.65%	12.45	13.31	2,829	36,748	27.63%	28.90%	1.20%
	2016		0.65%	1.65%	9.76	10.32	2,726	27,423	3.86%	4.91%	1.01%
	2015		0.65%	1.65%	9.84	9.84	2,369	22,743	-3.58%	-3.58%	0.92%
American Funds New World Fund® - Class 4
	2019		0.30%	1.65%	10.67	13.01	119,996	1,467,232	26.68%	28.43%	0.80%
	2018		0.30%	1.65%	9.58	10.13	116,877	1,135,621	-15.53%	-14.50%	0.66%
	2017		0.30%	1.50%	11.34	11.85	117,822	1,352,192	27.14%	28.67%	0.89%
	2016		0.30%	1.50%	8.97	9.01	77,589	699,210	3.74%	3.89%	0.67%
	2015		1.10%	1.25%	8.65	8.68	37,696	326,989	-4.57%	-4.43%	0.60%
BlackRock Global Allocation V.I. Fund - Class I
	2019		0.65%	0.65%	19.28	19.28	1,807	34,850	17.22%	17.22%	1.31%
	2018		0.65%	0.65%	16.45	16.45	1,805	29,683	-7.94%	-7.94%	0.97%
	2017		0.65%	0.65%	17.87	17.87	1,781	31,823	13.12%	13.12%	1.33%
	2016		0.60%	0.65%	15.79	15.86	1,779	28,101	3.44%	3.50%	1.40%
	2015	4/29/2015	0.60%	0.65%	15.27	15.33	1,322	20,185	-6.20%	-5.64%	1.46%
BlackRock Global Allocation V.I. Fund - Class III
	2019		0.30%	3.20%	12.04	18.82	3,061,347	51,183,778	14.05%	17.39%	1.26%
	2018		0.30%	3.20%	10.56	16.08	3,259,413	47,366,584	-10.49%	-8.13%	0.83%
	2017		0.60%	3.20%	12.88	17.52	3,583,322	57,338,125	10.40%	13.03%	1.26%
	2016		0.60%	2.95%	11.66	15.51	3,906,950	56,024,512	0.79%	3.18%	1.14%
	2015		0.60%	2.95%	11.57	15.03	4,069,601	57,150,772	-3.88%	-1.64%	1.04%
BlackRock iShares® Alternative Strategies V.I. Fund - Class III
	2017		1.10%	1.50%	10.85	10.97	12,271	134,113	10.77%	11.22%	3.05%
	2016		1.10%	1.50%	9.86	9.86	8,439	83,185	5.06%	5.06%	3.30%
	2015	6/10/2015	1.10%	1.10%	9.39	9.39	671	6,304	-3.83%	-3.83%	4.63%
ClearBridge Variable Aggressive Growth Portfolio - Class II
	2019		0.95%	1.50%	10.93	13.81	64,748	849,287	22.88%	23.56%	0.82%
	2018		0.95%	1.50%	10.99	11.20	54,734	604,456	-9.93%	-9.57%	0.46%
	2017		1.10%	1.50%	12.20	12.38	29,939	369,601	14.26%	14.72%	0.29%
	2016		1.10%	1.50%	10.75	10.79	23,410	252,188	-0.32%	-0.17%	0.48%
	2015		1.10%	1.25%	10.78	10.81	13,911	150,286	-3.16%	-3.01%	0.12%
ClearBridge Variable Large Cap Growth Portfolio - Class II
	2019		0.95%	3.25%	13.87	14.56	960,718	13,705,597	27.94%	30.33%	0.15%
	2018		1.15%	3.00%	10.90	11.15	571,055	6,328,933	-2.84%	-1.47%	0.20%
	2017	6/7/2017	1.25%	2.65%	11.22	11.32	79,579	899,927	9.34%	10.85%	0.37%
ClearBridge Variable Mid Cap Portfolio - Class II
	2019		0.85%	2.65%	13.29	14.71	169,851	2,414,566	29.17%	31.54%	0.38%
	2018		0.85%	2.65%	10.29	11.05	161,208	1,755,297	-15.08%	-13.75%	0.18%
	2017		0.65%	2.65%	12.43	13.03	137,970	1,749,310	10.38%	11.82%	0.22%
	2016		0.65%	1.95%	11.26	11.65	93,406	1,067,366	7.00%	8.40%	0.38%
	2015		0.65%	2.30%	10.59	10.67	71,414	758,557	0.42%	0.87%	0.04%
Columbia VP Commodity Strategy Fund - Class 2
	2019		1.10%	1.10%	9.47	9.47	833	7,885	6.60%	6.60%	0.92%
	2018		1.10%	1.10%	8.88	8.88	833	7,400	-15.11%	-15.11%	0.00%
	2017	12/4/2017	1.10%	1.10%	10.46	10.46	834	8,726	2.66%	2.66%	0.00%
Columbia VP Emerging Markets Bond Fund - Class 2
	2019		0.10%	1.65%	10.68	11.22	10,541	114,773	10.25%	11.97%	3.69%
	2018		0.10%	1.65%	9.80	10.02	7,122	69,677	-8.39%	-7.47%	4.37%
	2017	6/26/2017	0.10%	1.10%	10.70	10.83	12,707	137,412	0.52%	2.96%	4.02%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Columbia VP Strategic Income Fund - Class 2
	2019		0.95%	1.65%	$11.15	$11.20	28,367	$314,020	8.85%	9.01%	3.82%
	2018		1.10%	1.25%	10.24	10.28	12,466	127,734	-1.87%	-1.72%	3.18%
	2017	1/18/2017	1.10%	1.25%	10.44	10.46	12,373	129,176	2.99%	3.87%	2.98%
Delaware VIP® Diversified Income Series - Service Class
	2019		0.30%	3.25%	9.86	18.20	6,847,449	111,363,394	6.62%	9.37%	2.63%
	2018		0.65%	3.20%	9.42	16.74	6,352,535	95,346,289	-5.36%	-2.92%	2.96%
	2017		0.65%	3.20%	9.99	17.35	6,262,153	97,961,666	1.64%	4.21%	2.39%
	2016		0.65%	3.15%	9.83	16.75	5,367,375	81,431,180	0.08%	2.62%	2.83%
	2015		0.65%	3.20%	9.80	16.42	4,922,560	73,530,214	-4.45%	-1.98%	2.79%
Delaware VIP® Diversified Income Series - Standard Class
	2019		0.65%	1.65%	12.26	16.57	11,499	175,297	8.63%	9.72%	2.78%
	2018		0.65%	1.65%	11.29	15.10	9,597	131,843	-3.73%	-2.76%	3.05%
	2017		0.65%	1.65%	11.73	15.53	8,170	112,038	3.50%	4.54%	2.55%
	2016		0.65%	1.65%	11.33	14.86	6,798	87,502	1.83%	2.85%	3.01%
	2015		0.65%	1.65%	14.45	14.45	5,727	70,159	-1.72%	-1.72%	3.24%
Delaware VIP® Emerging Markets Series - Service Class
	2019		0.10%	3.00%	11.17	43.94	717,124	15,731,713	18.64%	22.13%	0.40%
	2018		0.10%	3.00%	9.39	36.54	772,740	14,151,267	-18.51%	-16.57%	3.12%
	2017		0.65%	3.00%	11.49	44.24	752,190	16,725,079	36.09%	39.32%	0.39%
	2016		0.65%	3.00%	8.42	32.08	899,508	14,537,193	10.32%	12.83%	0.78%
	2015		0.75%	3.00%	7.62	28.69	1,004,069	14,521,174	-17.30%	-15.41%	0.58%
Delaware VIP® High Yield Series - Service Class
	2019		0.75%	2.90%	13.25	30.92	213,245	4,943,449	12.80%	15.25%	6.38%
	2018		0.75%	2.90%	11.75	27.05	241,155	4,895,514	-7.48%	-5.47%	5.95%
	2017		0.75%	2.90%	12.70	28.86	283,216	6,238,191	4.19%	6.46%	5.78%
	2016		0.75%	2.90%	12.19	27.34	334,777	6,937,502	9.68%	12.07%	6.39%
	2015		0.75%	2.90%	11.11	24.61	398,177	7,483,713	-9.54%	-7.57%	6.80%
Delaware VIP® High Yield Series - Standard Class
	2019		1.40%	2.35%	18.34	25.81	8,470	204,905	13.73%	14.81%	6.68%
	2018		1.40%	2.35%	16.13	22.48	9,895	209,757	-6.69%	-5.80%	7.02%
	2017		1.40%	2.35%	17.28	23.87	15,474	355,042	4.99%	5.99%	6.10%
	2016		1.40%	2.35%	16.46	22.52	17,423	378,185	10.53%	11.59%	6.95%
	2015		1.40%	2.35%	14.89	20.18	19,981	389,145	-8.77%	-7.90%	6.92%
Delaware VIP® Limited-Term Diversified Income Series - Service Class
	2019		0.20%	3.15%	8.61	12.92	3,778,876	43,594,621	1.55%	4.12%	2.41%
	2018		0.50%	3.15%	8.48	12.41	3,699,810	41,310,837	-3.05%	-0.60%	2.43%
	2017		0.65%	3.15%	8.74	12.49	3,817,764	43,101,757	-1.24%	1.26%	1.80%
	2016		0.65%	3.15%	8.85	12.33	3,408,691	38,371,843	-1.42%	1.07%	1.30%
	2015		0.65%	3.15%	8.98	12.20	3,417,502	38,420,475	-2.49%	-0.02%	1.45%
Delaware VIP® Limited-Term Diversified Income Series - Standard Class
	2019		0.65%	0.65%	12.34	12.34	579	7,146	4.53%	4.53%	2.76%
	2018		0.65%	0.65%	11.80	11.80	1,584	18,697	-0.40%	-0.40%	2.72%
	2017		0.65%	0.65%	11.85	11.85	1,470	17,418	1.51%	1.51%	2.06%
	2016		0.65%	0.65%	11.68	11.68	1,136	13,266	1.43%	1.43%	1.52%
	2015		0.65%	0.65%	11.51	11.51	998	11,493	0.14%	0.14%	1.70%
Delaware VIP® REIT Series - Service Class
	2019		0.10%	2.90%	10.74	44.01	402,321	10,729,990	22.88%	26.37%	1.85%
	2018		0.10%	2.90%	12.29	35.28	411,903	8,838,348	-10.17%	-8.25%	1.87%
	2017		0.80%	2.90%	13.66	38.69	452,876	10,770,340	-1.63%	0.46%	1.33%
	2016		0.80%	2.90%	13.86	38.74	456,111	11,160,464	2.60%	4.77%	0.93%
	2015		0.80%	2.90%	13.49	37.20	506,696	12,001,187	0.56%	2.70%	1.04%
Delaware VIP® REIT Series - Standard Class
	2019		1.40%	2.15%	20.10	50.23	9,915	492,822	24.11%	25.05%	2.12%
	2018		1.40%	2.15%	16.19	40.17	10,714	425,837	-9.20%	-8.51%	2.13%
	2017		1.40%	2.35%	17.39	43.90	12,443	536,720	-0.82%	0.12%	1.64%
	2016		1.40%	2.35%	17.53	43.85	14,037	605,033	3.41%	4.40%	1.23%
	2015		1.40%	2.35%	17.32	42.00	15,831	651,445	1.54%	2.30%	1.22%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Delaware VIP® Small Cap Value Series - Service Class
	2019		0.30%	3.25%	$13.30	$51.17	716,760	$22,349,329	23.66%	27.34%	0.77%
	2018		0.30%	3.25%	10.71	40.73	690,296	17,637,845	-19.40%	-17.19%	0.60%
	2017		0.30%	3.00%	19.97	49.86	663,891	21,286,465	8.51%	11.03%	0.63%
	2016		0.65%	2.95%	18.36	45.35	644,606	19,233,913	27.28%	30.23%	0.68%
	2015		0.65%	2.95%	14.40	35.17	720,580	16,698,250	-9.18%	-7.07%	0.48%
Delaware VIP® Small Cap Value Series - Standard Class
	2019		1.40%	2.15%	24.72	54.93	9,688	525,763	25.43%	26.36%	1.06%
	2018		1.40%	2.15%	19.71	43.47	10,612	455,813	-18.48%	-17.88%	0.88%
	2017		1.40%	2.15%	24.17	52.93	13,765	721,286	9.67%	10.49%	0.87%
	2016		1.40%	2.15%	22.04	47.91	15,531	736,813	28.61%	29.58%	0.94%
	2015		1.40%	2.15%	17.14	36.97	17,367	633,034	-8.22%	-7.52%	0.72%
Delaware VIP® Smid Cap Core Series - Service Class
	2019		0.10%	3.00%	13.33	48.05	271,643	9,118,393	25.43%	29.12%	0.30%
	2018		0.10%	3.00%	13.19	37.77	310,371	8,091,427	-14.99%	-12.66%	0.00%
	2017		0.30%	3.00%	15.11	43.82	335,586	10,358,097	14.88%	18.03%	0.09%
	2016		0.30%	3.00%	17.11	37.61	401,103	10,673,387	4.83%	7.32%	0.00%
	2015		0.65%	3.00%	16.10	35.38	397,916	9,990,753	4.14%	6.61%	0.16%
Delaware VIP® Smid Cap Core Series - Standard Class
	2019		1.40%	1.40%	28.72	28.72	13,796	396,216	27.83%	27.83%	0.55%
	2018		1.40%	1.40%	22.47	22.47	14,391	323,336	-13.34%	-13.34%	0.18%
	2017		1.40%	1.40%	25.93	25.93	15,773	408,930	17.00%	17.00%	0.33%
	2016		1.40%	2.35%	22.16	23.75	20,000	443,841	5.78%	6.79%	0.21%
	2015		1.40%	2.35%	20.75	20.75	20,500	426,116	6.04%	6.04%	0.37%
Delaware VIP® U.S. Growth Series - Service Class
	2019		0.30%	3.25%	17.64	35.28	256,345	7,175,348	22.82%	26.06%	0.00%
	2018		0.65%	3.25%	18.21	28.25	276,629	6,233,111	-6.06%	-3.92%	0.00%
	2017		0.65%	2.90%	19.34	29.69	276,045	6,527,284	24.45%	27.27%	0.00%
	2016		0.65%	2.90%	15.51	23.55	313,061	5,842,084	-8.19%	-6.11%	0.37%
	2015		0.65%	2.90%	16.86	25.32	334,654	6,717,158	2.07%	4.40%	0.36%
Delaware VIP® Value Series - Service Class
	2019		0.30%	3.00%	12.96	38.80	519,795	14,055,889	16.06%	19.24%	1.48%
	2018		0.30%	3.00%	13.50	32.97	528,268	12,437,570	-5.73%	-3.29%	1.37%
	2017		0.30%	2.90%	13.96	34.53	494,839	12,630,997	10.29%	13.19%	1.54%
	2016		0.30%	2.90%	15.88	30.91	545,882	12,317,298	11.05%	13.58%	1.58%
	2015		0.65%	2.90%	14.28	27.47	460,570	9,657,056	-3.48%	-1.38%	1.52%
Delaware VIP® Value Series - Standard Class
	2019		1.40%	1.40%	33.63	33.63	1,673	56,267	18.30%	18.30%	1.76%
	2018		1.40%	1.40%	28.43	28.43	1,158	32,926	-4.08%	-4.08%	1.97%
	2017		1.40%	1.40%	29.64	29.64	2,889	85,639	12.22%	12.22%	1.69%
	2016		1.40%	2.35%	26.41	26.41	3,263	82,204	13.05%	13.05%	1.92%
	2015		1.40%	1.40%	23.36	23.36	3,050	71,247	-1.80%	-1.80%	1.87%
DWS Alternative Asset Allocation VIP Portfolio - Class A
	2019		0.65%	0.65%	14.98	14.98	1,208	18,103	13.94%	13.94%	3.78%
	2018		0.65%	0.65%	13.15	13.15	1,204	15,832	-9.73%	-9.73%	2.14%
	2017		0.65%	0.65%	14.57	14.57	1,199	17,458	6.72%	6.72%	2.28%
	2016		0.65%	0.65%	13.65	13.65	1,187	16,205	4.62%	4.62%	2.05%
	2015	3/12/2015	0.65%	0.65%	13.05	13.05	1,188	15,503	-6.64%	-6.64%	0.76%
DWS Alternative Asset Allocation VIP Portfolio - Class B
	2019		0.20%	2.95%	9.91	13.89	328,720	4,342,149	11.03%	13.10%	3.56%
	2018		0.50%	2.95%	8.92	12.28	350,481	4,096,057	-11.99%	-10.34%	1.84%
	2017		1.10%	2.95%	10.14	13.69	355,134	4,666,932	3.90%	5.84%	1.95%
	2016		1.10%	2.95%	9.75	12.94	349,285	4,355,108	1.94%	3.84%	1.82%
	2015		1.10%	2.95%	9.56	12.46	322,842	3,888,961	-9.26%	-7.56%	2.65%
DWS Equity 500 Index VIP Portfolio - Class A
	2019		1.25%	1.70%	22.27	39.60	21,085	695,600	28.98%	29.56%	2.22%
	2018		1.25%	1.70%	17.26	30.67	27,394	717,438	-6.26%	-5.84%	1.61%
	2017		1.25%	1.70%	18.40	32.68	39,041	1,082,164	19.49%	20.03%	1.95%
	2016		1.25%	2.35%	15.40	27.33	53,795	1,220,996	9.02%	10.23%	1.82%
	2015		1.25%	2.40%	14.02	24.88	70,301	1,456,334	-1.27%	-0.13%	1.67%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
DWS Small Cap Index VIP Portfolio - Class A
	2019		1.25%	1.85%	$35.56	$43.63	9,131	$365,185	22.93%	23.67%	1.05%
	2018		1.25%	1.85%	28.93	35.40	9,354	303,859	-12.88%	-12.33%	0.94%
	2017		1.25%	1.85%	33.20	40.52	9,634	358,325	12.19%	12.91%	0.96%
	2016		1.25%	1.85%	29.60	36.01	10,023	331,555	18.84%	19.52%	0.99%
	2015		1.25%	1.85%	24.90	30.24	11,994	336,467	-6.31%	-5.78%	1.05%
Eaton Vance VT Floating-Rate Income Fund - Initial Class
	2019		0.10%	1.65%	10.34	11.20	172,861	1,924,237	5.33%	6.99%	4.32%
	2018		0.10%	1.65%	10.30	10.57	162,928	1,705,078	-1.70%	-1.17%	3.94%
	2017		1.10%	1.65%	10.48	10.70	37,058	394,259	1.72%	2.29%	3.26%
	2016		1.10%	1.65%	10.35	10.46	41,689	433,660	7.32%	7.76%	3.18%
	2015		1.10%	1.50%	9.70	9.70	35,310	341,378	-2.08%	-2.08%	3.32%
Fidelity® VIP Balanced Portfolio - Service Class 2
	2019	6/14/2019	0.30%	2.65%	11.04	11.21	214,534	2,388,579	2.34%	9.78%	1.95%
Fidelity® VIP Contrafund® Portfolio - Service Class 2
	2019		0.30%	3.25%	14.69	42.65	2,005,937	63,561,847	27.08%	30.42%	0.22%
	2018		0.65%	3.25%	11.52	32.90	1,959,819	48,489,445	-9.54%	-7.24%	0.44%
	2017		0.65%	3.15%	18.20	35.68	1,855,857	50,332,693	17.82%	20.80%	0.78%
	2016		0.65%	3.15%	15.39	29.71	1,912,183	43,436,713	4.39%	7.03%	0.56%
	2015		0.65%	3.15%	14.68	27.93	2,092,948	45,219,781	-2.70%	-0.24%	0.80%
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2
	2019		0.95%	3.05%	10.88	12.40	122,963	1,500,737	14.16%	16.58%	1.74%
	2018		0.95%	3.05%	10.52	10.65	83,883	881,064	-6.97%	-6.41%	1.71%
	2017	2/22/2017	1.10%	1.90%	11.28	11.38	37,738	427,578	0.15%	8.88%	1.73%
Fidelity® VIP Growth Portfolio - Initial Class
	2019		1.40%	1.40%	23.43	23.43	11,625	272,427	32.45%	32.45%	0.26%
	2018		1.40%	1.40%	17.69	17.69	11,718	207,325	-1.56%	-1.56%	0.22%
	2017		1.40%	1.40%	17.97	17.97	14,130	253,958	33.26%	33.26%	0.21%
	2016		1.40%	1.40%	13.49	13.49	16,179	218,213	-0.60%	-0.60%	0.04%
	2015		1.40%	1.40%	13.57	13.57	18,138	246,112	5.68%	5.68%	0.26%
Fidelity® VIP Growth Portfolio - Service Class 2
	2019		0.30%	2.95%	15.06	42.54	414,199	13,444,576	30.08%	33.58%	0.06%
	2018		0.30%	2.95%	14.37	32.26	447,277	10,879,560	-3.33%	-1.27%	0.04%
	2017		0.80%	2.95%	14.67	32.93	417,079	10,420,591	30.97%	33.40%	0.09%
	2016		1.05%	2.90%	11.06	24.82	433,377	7,984,039	-2.32%	-0.55%	0.00%
	2015		1.10%	2.90%	11.19	25.08	412,147	7,652,803	3.85%	5.73%	0.03%
Fidelity® VIP Mid Cap Portfolio - Service Class 2
	2019		0.10%	3.25%	12.33	28.06	1,525,635	39,035,017	19.23%	23.05%	0.69%
	2018		0.10%	3.25%	10.73	23.07	1,499,381	31,840,805	-17.42%	-14.86%	0.41%
	2017		0.10%	3.15%	16.13	27.41	1,464,889	37,367,032	16.80%	19.74%	0.49%
	2016		0.30%	3.15%	13.89	23.02	1,524,742	33,015,067	8.57%	11.28%	0.29%
	2015		0.65%	3.05%	12.80	20.83	1,617,121	31,915,443	-4.59%	-2.27%	0.24%
Fidelity® VIP Strategic Income Portfolio - Service Class 2
	2019		0.10%	1.65%	10.67	11.45	118,222	1,317,860	8.84%	10.54%	3.40%
	2018		0.10%	1.65%	10.14	10.36	97,685	1,006,580	-4.41%	-2.92%	3.43%
	2017		0.10%	1.65%	10.61	10.77	80,413	862,662	5.79%	6.37%	4.08%
	2016		0.30%	1.65%	10.10	10.12	46,950	474,527	6.68%	6.84%	4.61%
	2015	6/23/2015	1.10%	1.25%	9.47	9.48	9,374	88,836	-4.14%	-2.53%	5.10%
First Trust Dorsey Wright Tactical Core Portfolio - Class I
	2019		0.95%	1.65%	10.42	12.42	42,008	512,363	19.19%	19.84%	0.64%
	2018		0.95%	1.50%	10.25	10.38	38,756	398,000	-9.46%	-9.09%	0.32%
	2017		1.10%	1.50%	11.41	11.41	27,623	314,410	16.21%	16.21%	1.12%
	2016	10/17/2016	1.10%	1.10%	9.82	9.82	1,722	16,916	2.41%	2.41%	1.07%
First Trust Multi Income Allocation Portfolio - Class I
	2019		0.95%	1.50%	11.93	12.20	31,715	383,143	14.65%	15.11%	2.53%
	2018		1.10%	1.50%	10.40	10.60	28,166	296,612	-5.86%	-5.48%	2.24%
	2017		1.10%	1.50%	11.21	11.21	25,714	286,668	4.89%	4.89%	3.20%
	2016		1.10%	1.10%	10.69	10.69	13,578	145,161	8.10%	8.10%	2.61%
	2015		1.10%	1.10%	9.89	9.89	6,755	66,811	-4.28%	-4.28%	8.96%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
	2019		0.20%	3.05%	$11.35	$14.63	1,106,334	$14,989,083	17.14%	20.41%	1.67%
	2018		0.30%	3.05%	10.51	12.25	922,514	10,638,744	-7.68%	-5.20%	1.72%
	2017		0.30%	2.95%	12.84	13.03	599,190	7,619,928	11.79%	12.23%	1.65%
	2016		1.10%	1.50%	11.56	11.61	170,568	1,978,304	10.34%	10.51%	1.43%
	2015		1.10%	1.25%	10.50	10.50	59,303	622,847	-1.01%	-1.01%	3.03%
Franklin Allocation VIP Fund - Class 4
	2019		0.95%	1.70%	11.78	11.78	44,086	516,542	18.25%	18.25%	3.33%
	2018		1.10%	1.10%	9.96	9.96	44,402	442,235	-10.57%	-10.57%	2.89%
	2017		1.10%	1.10%	11.14	11.14	47,795	532,284	10.56%	10.56%	2.53%
	2016		1.10%	1.10%	10.07	10.07	48,415	487,702	11.69%	11.69%	3.35%
	2015		1.10%	1.10%	9.02	9.02	48,040	433,305	-7.27%	-7.27%	3.09%
Franklin Income VIP Fund - Class 2
	2019		0.60%	3.25%	13.60	18.92	1,532,076	27,143,790	12.46%	15.19%	5.32%
	2018		0.65%	3.15%	12.09	16.51	1,661,040	26,000,575	-7.27%	-4.91%	4.80%
	2017		0.65%	3.15%	13.04	17.77	1,820,167	30,267,345	6.27%	8.96%	4.14%
	2016		0.65%	3.15%	12.27	16.69	1,964,523	30,301,916	10.49%	13.29%	4.56%
	2015		0.65%	3.15%	11.11	15.07	2,208,242	30,347,374	-9.94%	-7.66%	4.59%
Franklin Income VIP Fund - Class 4
	2019		0.30%	3.05%	10.87	12.59	567,752	6,800,900	12.56%	15.70%	5.02%
	2018		0.30%	3.05%	10.07	10.88	377,415	3,945,558	-7.24%	-4.70%	4.53%
	2017		0.30%	3.00%	10.71	10.92	245,857	2,718,604	7.76%	8.35%	3.58%
	2016		0.30%	1.65%	9.98	10.08	117,215	1,176,118	12.17%	12.62%	4.49%
	2015		1.10%	1.50%	8.93	8.95	61,893	552,612	-8.30%	-8.16%	4.43%
Franklin Mutual Shares VIP Fund - Class 2
	2019		0.65%	2.95%	14.34	20.82	869,207	15,009,679	19.01%	21.78%	1.80%
	2018		0.65%	2.95%	12.03	17.33	957,202	13,690,408	-11.71%	-9.66%	2.32%
	2017		0.65%	2.95%	13.59	19.63	1,088,716	17,409,263	5.20%	7.65%	2.25%
	2016		0.65%	2.95%	12.90	18.66	1,196,710	17,951,931	12.69%	15.31%	1.83%
	2015		0.65%	2.95%	11.42	16.56	1,333,364	17,488,905	-7.70%	-5.55%	3.05%
Franklin Mutual Shares VIP Fund - Class 4
	2019		0.10%	3.10%	11.65	12.76	204,798	2,510,337	18.82%	22.31%	1.93%
	2018		0.10%	3.00%	9.80	10.53	125,291	1,277,481	-11.84%	-9.25%	2.65%
	2017		0.10%	3.00%	11.48	11.72	73,637	841,927	6.48%	7.07%	2.61%
	2016		1.10%	1.65%	10.79	10.94	17,901	194,951	14.05%	14.67%	1.59%
	2015		1.10%	1.65%	9.52	9.54	42,685	406,208	-6.23%	-6.09%	4.55%
Franklin Rising Dividends VIP Fund - Class 4
	2019		0.95%	1.65%	15.92	16.44	78,992	1,203,672	27.04%	27.74%	1.09%
	2018		1.10%	1.65%	12.53	12.87	50,170	643,903	-6.72%	-6.20%	1.21%
	2017		1.10%	1.65%	13.44	13.72	58,370	799,467	18.32%	19.09%	1.52%
	2016		1.10%	1.65%	11.48	11.52	51,776	596,360	14.50%	14.67%	1.08%
	2015		1.10%	1.25%	10.02	10.05	33,266	334,143	-4.95%	-4.80%	1.46%
Franklin Small Cap Value VIP Fund - Class 4
	2019		0.95%	1.65%	13.20	13.62	18,383	246,682	24.16%	24.85%	0.91%
	2018		1.10%	1.65%	10.63	10.91	17,075	185,342	-14.43%	-13.96%	0.76%
	2017		1.10%	1.65%	12.43	12.68	11,885	150,139	8.75%	9.35%	0.43%
	2016		0.30%	1.65%	11.43	11.59	11,178	129,555	28.00%	28.70%	0.64%
	2015		1.10%	1.65%	8.99	9.01	5,796	52,086	-8.66%	-8.53%	0.54%
Franklin Small-Mid Cap Growth VIP Fund - Class 4
	2019		0.95%	1.65%	14.98	15.45	37,945	578,630	29.12%	29.83%	0.00%
	2018		1.10%	1.65%	11.68	11.90	34,559	410,550	-6.87%	-6.49%	0.00%
	2017		1.10%	1.50%	12.54	12.73	30,035	382,069	19.50%	19.98%	0.00%
	2016		1.10%	1.50%	10.49	10.61	18,262	193,258	2.49%	2.90%	0.00%
	2015		1.10%	1.50%	10.31	10.31	10,971	112,845	-3.84%	-3.84%	0.00%
Goldman Sachs VIT Government Money Market Fund - Service Shares
	2019		1.10%	1.50%	9.55	9.77	46,539	453,988	0.35%	0.75%	1.84%
	2018		1.10%	1.50%	9.52	9.70	10,779	103,908	-0.03%	0.37%	1.31%
	2017		1.10%	1.50%	9.52	9.66	69,476	670,753	-0.99%	-0.59%	0.47%
	2016		1.10%	1.50%	9.68	9.72	86,496	839,883	-1.20%	-1.05%	0.05%
	2015		1.10%	1.25%	9.80	9.82	33,315	326,687	-1.24%	-1.09%	0.01%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Goldman Sachs VIT Large Cap Value Fund - Service Shares
	2019		0.65%	2.45%	$22.33	$27.83	55,664	$1,408,651	22.58%	24.80%	1.22%
	2018		0.65%	2.45%	17.98	22.30	61,377	1,254,295	-10.93%	-9.31%	0.97%
	2017		0.65%	2.45%	19.87	24.59	68,847	1,558,604	6.90%	8.85%	1.43%
	2016		0.65%	2.45%	18.28	22.59	71,550	1,497,481	8.59%	10.56%	1.70%
	2015		0.65%	2.45%	16.56	20.44	78,768	1,495,816	-6.90%	-5.20%	1.20%
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares
	2019		0.95%	1.50%	9.14	10.10	24,238	226,754	6.99%	7.57%	2.65%
	2018		0.95%	1.50%	8.54	8.70	22,907	198,921	-8.48%	-8.11%	2.28%
	2017		1.10%	1.50%	9.33	9.47	22,686	214,036	3.59%	3.99%	2.28%
	2016		1.10%	1.50%	9.07	9.10	18,439	167,731	-0.97%	-0.82%	0.67%
	2015		1.10%	1.25%	9.15	9.18	17,183	157,684	-6.07%	-5.93%	2.23%
Goldman Sachs VIT Strategic Income Fund - Advisor Shares
	2018		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.18%
	2017		1.10%	1.50%	9.01	9.14	11,213	102,014	-3.78%	-3.39%	0.74%
	2016		1.10%	1.50%	9.42	9.46	7,026	66,324	-0.51%	-0.36%	1.94%
	2015		1.10%	1.25%	9.47	9.50	5,751	54,595	-3.47%	-3.32%	2.58%
Guggenheim VT Long Short Equity
	2019		0.95%	1.65%	9.64	10.70	30,160	319,113	3.81%	4.54%	0.58%
	2018		0.95%	1.65%	10.06	10.25	27,520	279,132	-14.23%	-13.89%	0.00%
	2017		1.10%	1.50%	11.73	11.90	23,828	283,462	13.15%	13.60%	0.36%
	2016		1.10%	1.50%	10.44	10.48	22,094	231,412	-0.60%	-0.45%	0.00%
	2015		1.10%	1.25%	10.52	10.52	20,349	214,154	0.15%	0.15%	0.00%
Guggenheim VT Multi-Hedge Strategies
	2019		0.95%	1.10%	10.28	10.28	14,605	150,095	3.86%	3.86%	2.38%
	2018		1.10%	1.25%	9.83	9.90	13,822	136,823	-6.25%	-6.11%	0.00%
	2017		1.10%	1.25%	10.49	10.54	14,339	151,163	2.40%	2.54%	0.00%
	2016		1.10%	1.25%	10.24	10.28	16,198	166,459	-1.72%	-1.57%	0.09%
	2015		1.10%	1.25%	10.42	10.45	9,240	96,481	0.58%	0.74%	0.80%
Hartford Capital Appreciation HLS Fund - Class IC
	2019		1.10%	1.50%	14.98	15.32	44,877	684,988	28.69%	29.20%	1.04%
	2018		1.10%	1.50%	11.64	11.86	42,203	498,896	-8.79%	-8.43%	0.48%
	2017		1.10%	1.50%	12.88	12.95	36,348	469,559	20.00%	20.18%	0.74%
	2016		1.10%	1.25%	10.73	10.77	31,622	340,322	3.68%	3.84%	0.77%
	2015		1.10%	1.25%	10.35	10.37	20,718	214,848	-0.72%	-0.58%	1.13%
Invesco Oppenheimer V.I. Global Fund - Series II Shares
	2019		0.75%	1.30%	25.04	38.01	9,219	270,928	29.75%	30.47%	0.63%
	2018		0.75%	1.30%	19.20	29.13	9,956	224,189	-14.52%	-14.04%	0.75%
	2017		0.75%	1.30%	22.35	33.89	9,799	257,785	34.56%	35.30%	0.72%
	2016		0.75%	1.70%	16.52	25.05	11,474	223,151	-1.84%	-0.90%	0.71%
	2015		0.75%	1.70%	16.68	25.27	11,240	221,171	2.33%	2.90%	1.09%
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares
	2019		0.30%	1.65%	10.80	11.66	72,197	793,849	25.86%	27.57%	0.71%
	2018		0.30%	1.65%	8.64	9.14	76,736	668,679	-20.75%	-19.79%	0.69%
	2017		0.30%	1.50%	11.00	11.39	41,851	462,715	24.88%	26.07%	1.18%
	2016		0.30%	1.25%	8.81	8.85	28,454	252,060	-3.92%	-3.78%	0.75%
	2015		1.10%	1.25%	9.17	9.19	18,682	171,686	1.82%	1.98%	0.86%
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II Shares
	2019		0.95%	1.50%	14.52	14.86	27,493	364,788	24.26%	24.75%	0.00%
	2018		1.10%	1.50%	11.69	11.91	21,942	260,428	-11.87%	-11.52%	0.06%
	2017		1.10%	1.50%	13.26	13.46	17,364	232,849	12.21%	12.66%	0.61%
	2016		1.10%	1.50%	11.82	11.95	8,874	105,774	15.92%	16.38%	0.23%
	2015		1.10%	1.50%	10.26	10.26	4,676	47,936	-7.12%	-7.12%	0.60%
Invesco V.I. American Franchise Fund - Series I Shares
	2019		1.40%	2.60%	10.25	27.66	8,499	116,821	33.25%	34.86%	0.00%
	2018		1.40%	2.60%	7.62	20.66	8,618	89,611	-6.10%	-4.97%	0.00%
	2017		1.40%	2.60%	8.04	21.89	8,914	99,751	24.07%	25.57%	0.08%
	2016		1.40%	2.60%	6.42	17.55	8,405	77,923	-0.36%	0.85%	0.00%
	2015		1.40%	2.60%	6.38	17.53	12,409	108,373	2.31%	3.55%	0.00%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Invesco V.I. American Franchise Fund - Series II Shares
	2019		1.70%	1.70%	$22.55	$22.55	3,037	$68,488	34.12%	34.12%	0.00%
	2018		1.70%	1.70%	16.82	16.82	5,215	87,700	-5.51%	-5.51%	0.00%
	2017		1.70%	1.70%	17.80	17.80	1,039	18,490	24.89%	24.89%	0.00%
	2016		1.70%	1.70%	14.25	14.25	1,036	14,764	0.31%	0.31%	0.00%
	2015		1.70%	1.70%	14.21	14.21	1,511	21,481	2.99%	2.99%	0.00%
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares
	2019		0.10%	1.65%	11.72	12.09	50,781	599,923	13.00%	14.77%	0.00%
	2018		0.10%	1.65%	10.34	10.64	60,844	638,562	-8.24%	-6.80%	1.26%
	2017		0.10%	1.65%	11.30	11.53	69,768	799,445	8.03%	8.63%	4.23%
	2016		1.10%	1.65%	10.46	10.62	51,083	539,679	9.69%	10.30%	0.20%
	2015		1.10%	1.65%	9.63	9.63	29,597	283,639	-5.45%	-5.45%	4.25%
Invesco V.I. Comstock Fund - Series II Shares
	2019		0.95%	1.50%	13.77	14.08	7,761	104,658	23.08%	23.57%	1.60%
	2018		1.10%	1.50%	11.18	11.39	7,690	87,179	-13.67%	-13.33%	1.45%
	2017		1.10%	1.50%	12.96	13.15	7,755	101,510	15.83%	16.29%	2.18%
	2016		1.10%	1.50%	11.26	11.30	6,758	76,148	15.53%	15.71%	1.37%
	2015		1.10%	1.25%	9.75	9.75	5,350	52,236	-7.35%	-7.35%	2.98%
Invesco V.I. Core Equity Fund - Series I Shares
	2019		1.40%	1.40%	15.67	15.67	7,553	118,384	27.17%	27.17%	0.96%
	2018		1.40%	1.40%	12.33	12.33	7,708	95,003	-10.66%	-10.66%	0.91%
	2017		1.40%	1.65%	12.50	13.79	9,146	125,975	11.31%	11.60%	1.03%
	2016		1.40%	1.65%	11.23	12.36	10,852	133,792	8.45%	8.73%	0.70%
	2015		1.40%	2.35%	10.36	11.37	13,085	150,108	-7.31%	-7.08%	1.11%
Invesco V.I. Core Equity Fund - Series II Shares
	2017		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.82%
	2016		1.40%	1.40%	17.41	17.41	53	919	8.49%	8.49%	0.52%
	2015		1.40%	1.40%	16.05	16.05	53	854	-7.31%	-7.31%	0.85%
Invesco V.I. Diversified Dividend Fund - Series II Shares
	2019		0.95%	1.65%	14.09	14.54	51,401	739,371	22.73%	23.41%	2.72%
	2018		1.10%	1.65%	11.48	11.78	54,265	636,643	-9.32%	-8.82%	2.18%
	2017		1.10%	1.65%	12.66	12.92	54,518	702,025	6.57%	7.16%	1.58%
	2016		1.10%	1.65%	12.01	12.05	41,963	504,736	13.12%	13.28%	1.37%
	2015		1.10%	1.25%	10.61	10.64	11,468	121,863	0.55%	0.71%	1.96%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
	2019		0.30%	3.25%	11.50	15.85	925,078	13,042,762	24.41%	28.07%	1.66%
	2018		0.30%	3.20%	10.76	12.48	700,056	7,825,820	-11.00%	-8.38%	1.20%
	2017		0.30%	3.20%	13.65	13.73	402,540	5,056,098	16.86%	17.04%	1.09%
	2016		1.10%	1.25%	11.68	11.73	62,434	730,465	12.53%	12.69%	0.39%
	2015		1.10%	1.25%	10.38	10.41	58,004	602,485	-4.13%	-3.99%	1.91%
Invesco V.I. Equity and Income Fund - Series II Shares
	2019		0.95%	1.65%	12.94	13.35	49,423	656,991	18.05%	18.70%	2.41%
	2018		1.10%	1.65%	10.96	11.25	46,589	523,081	-11.21%	-10.72%	1.96%
	2017		1.10%	1.65%	12.60	12.60	54,290	683,053	9.57%	9.57%	1.43%
	2016		1.10%	1.10%	11.50	11.50	36,736	422,338	13.58%	13.58%	1.57%
	2015	3/24/2015	1.10%	1.25%	10.10	10.12	43,552	440,605	-4.28%	-4.22%	3.34%
Invesco V.I. International Growth Fund - Series I Shares
	2019		1.40%	1.40%	18.85	18.85	448	8,452	26.77%	26.77%	1.60%
	2018		1.40%	1.40%	14.87	14.87	448	6,667	-16.18%	-16.18%	2.07%
	2017		1.40%	1.40%	17.74	17.74	448	7,954	21.29%	21.29%	1.16%
	2016		1.40%	1.40%	14.63	14.63	2,414	35,307	-1.84%	-1.84%	1.06%
	2015		1.40%	1.40%	14.90	14.90	4,099	61,080	-3.70%	-3.70%	1.42%
Invesco V.I. International Growth Fund - Series II Shares
	2019		0.30%	3.20%	11.61	32.38	222,102	3,412,582	24.20%	27.85%	1.38%
	2018		0.30%	3.20%	9.20	25.57	176,207	2,158,350	-17.88%	-15.97%	1.94%
	2017		0.85%	3.20%	10.99	31.01	137,472	2,095,846	19.22%	21.39%	1.35%
	2016		1.10%	2.90%	9.07	25.67	102,650	1,359,920	-3.20%	-1.78%	1.22%
	2015		1.10%	2.55%	9.26	26.27	67,544	863,972	-4.45%	-3.68%	1.63%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Ivy VIP Asset Strategy Portfolio - Class II
	2019		0.95%	1.50%	$10.90	$11.22	50,434	$560,895	19.96%	20.63%	2.21%
	2018		0.95%	1.50%	9.14	9.32	57,643	533,219	-6.85%	-6.47%	2.26%
	2017		1.10%	1.50%	9.82	9.96	46,241	458,130	16.51%	16.98%	1.61%
	2016		1.10%	1.50%	8.42	8.51	48,688	413,072	-4.02%	-3.63%	0.52%
	2015		1.10%	1.50%	8.81	8.84	47,423	418,040	-9.49%	-9.35%	0.33%
Ivy VIP Energy Portfolio - Class II
	2019		0.95%	1.65%	4.64	6.17	27,975	137,945	1.78%	2.50%	0.00%
	2018		0.95%	1.65%	4.59	4.68	27,577	130,836	-35.12%	-34.86%	0.00%
	2017		1.10%	1.50%	7.14	7.18	25,720	184,339	-13.73%	-13.60%	0.95%
	2016		1.10%	1.25%	8.31	8.31	10,020	83,284	33.09%	33.09%	0.10%
	2015		1.10%	1.10%	6.25	6.25	1,733	10,828	-22.98%	-22.98%	0.03%
Ivy VIP High Income Portfolio - Class II
	2019		0.95%	1.65%	10.58	11.63	71,924	825,869	9.37%	10.14%	6.55%
	2018		0.95%	1.65%	10.31	10.58	71,086	747,956	-3.72%	-3.19%	6.42%
	2017		1.10%	1.65%	10.71	10.93	66,331	724,297	4.94%	5.51%	5.21%
	2016		1.10%	1.65%	10.32	10.36	70,966	734,277	14.74%	14.92%	6.69%
	2015		1.10%	1.25%	8.99	9.01	19,497	175,661	-7.67%	-7.53%	5.44%
Ivy VIP Micro Cap Growth Portfolio - Class II
	2017		0.30%	1.50%	11.33	11.84	21,842	251,713	7.21%	8.50%	0.00%
	2016		0.30%	1.50%	10.57	10.68	8,460	91,038	11.60%	12.04%	0.00%
	2015		1.10%	1.50%	9.53	9.53	634	6,018	-10.19%	-10.19%	0.00%
Ivy VIP Mid Cap Growth Portfolio - Class II
	2019		0.65%	1.50%	12.46	18.00	68,757	981,151	35.89%	37.05%	0.00%
	2018		0.65%	1.50%	12.72	13.13	46,733	553,034	-1.55%	-0.71%	0.00%
	2017		0.65%	1.50%	13.04	13.23	22,553	295,036	25.32%	26.07%	0.00%
	2016		0.65%	1.25%	10.41	10.49	18,850	196,817	4.80%	5.43%	0.00%
	2015		0.65%	1.25%	9.96	9.96	13,789	137,237	-6.81%	-6.81%	0.00%
Ivy VIP Science and Technology Portfolio - Class II
	2019		0.10%	1.65%	12.99	19.61	154,237	2,480,180	47.04%	49.33%	0.00%
	2018		0.10%	1.65%	12.17	13.13	103,814	1,262,038	-6.65%	-5.33%	0.00%
	2017		0.10%	1.50%	13.04	13.23	62,009	826,065	30.15%	30.67%	0.00%
	2016		1.10%	1.50%	10.08	10.12	32,594	329,358	0.28%	0.43%	0.00%
	2015		1.10%	1.65%	10.08	10.08	16,009	161,240	-3.94%	-3.94%	0.00%
Ivy VIP Small Cap Growth Portfolio - Class II
	2019		0.30%	1.50%	14.22	15.22	24,713	357,988	21.53%	23.00%	0.00%
	2018	11/2/2018	0.10%	1.50%	11.70	12.37	27,409	329,260	-12.48%	-12.29%	0.00%
Janus Henderson Balanced Portfolio - Service Shares
	2019		1.35%	1.70%	30.50	32.23	17,530	554,927	20.21%	20.65%	1.58%
	2018		1.35%	1.70%	25.37	26.73	26,933	704,690	-1.26%	-0.88%	1.75%
	2017		1.35%	1.70%	25.69	27.04	30,480	802,143	16.14%	16.50%	1.38%
	2016		1.35%	1.70%	22.12	23.26	29,599	669,369	2.57%	2.90%	1.80%
	2015		1.35%	1.70%	21.57	22.66	30,992	683,352	-1.28%	-0.92%	1.34%
Janus Henderson Enterprise Portfolio - Service Shares
	2019		1.40%	2.70%	32.94	67.36	5,686	351,886	31.58%	33.28%	0.05%
	2018		1.40%	2.70%	39.16	50.64	5,976	277,766	-2.34%	-2.03%	0.11%
	2017		1.25%	1.70%	40.10	51.80	7,306	348,926	24.95%	25.37%	0.15%
	2016		1.25%	1.70%	32.09	41.42	8,787	332,220	10.21%	10.72%	0.02%
	2015		1.25%	1.70%	29.12	37.54	11,257	392,690	2.02%	2.49%	0.51%
Janus Henderson Global Research Portfolio - Service Shares
	2019		1.50%	1.50%	25.49	25.49	599	15,259	26.80%	26.80%	0.87%
	2018		1.50%	1.50%	20.10	20.10	613	12,326	-8.48%	-8.48%	0.98%
	2017		1.50%	1.50%	21.96	21.96	602	13,211	24.79%	24.79%	0.68%
	2016		1.50%	1.50%	17.60	17.60	630	11,089	0.30%	0.30%	0.85%
	2015		1.50%	1.70%	17.55	17.55	782	13,132	-3.98%	-3.98%	0.56%
JPMorgan Insurance Trust Core Bond Portfolio - Class 2
	2019		0.10%	3.25%	9.99	10.85	983,300	10,198,637	5.05%	6.85%	2.15%
	2018		0.95%	2.65%	9.51	9.80	541,466	5,278,494	-2.84%	-1.47%	2.14%
	2017	1/9/2017	1.25%	2.65%	9.78	9.94	313,283	3,104,829	-0.91%	1.53%	1.72%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2
	2019		1.10%	2.30%	$11.55	$12.22	29,971	$362,016	13.93%	15.30%	2.11%
	2018		1.10%	2.30%	10.14	10.60	30,753	322,842	-8.44%	-7.34%	0.00%
	2017		1.10%	2.30%	11.07	11.44	22,615	256,442	14.19%	15.58%	1.14%
	2016		1.10%	2.30%	9.70	9.90	27,676	272,200	3.43%	4.68%	4.55%
	2015	8/3/2015	1.10%	2.30%	9.38	9.45	3,525	33,195	-6.03%	-2.06%	4.09%
JPMorgan Insurance Trust Income Builder Portfolio - Class 2
	2019		1.10%	1.65%	11.49	11.79	22,626	262,445	12.40%	13.02%	2.80%
	2018		1.10%	1.65%	10.22	10.43	17,596	181,525	-6.47%	-5.96%	0.00%
	2017		1.10%	1.65%	10.93	11.09	14,334	157,928	9.88%	10.49%	4.17%
	2016		1.10%	1.65%	10.04	10.04	12,380	123,657	5.04%	5.04%	3.93%
	2015	12/17/2015	1.10%	1.10%	9.56	9.56	150	1,435	0.43%	0.43%	2.59%
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 2
	2016		1.10%	1.65%	11.30	11.35	20,881	236,683	10.35%	10.51%	0.53%
	2015		1.10%	1.25%	10.24	10.27	17,046	174,916	-7.28%	-7.15%	0.34%
Lincoln iShares® Global Growth Allocation Fund - Standard Class
	2019		0.75%	0.75%	12.85	12.85	5,848	75,160	21.04%	21.04%	2.63%
	2018		0.75%	0.75%	10.62	10.62	5,898	62,626	-7.17%	-7.17%	2.00%
	2017	9/27/2017	0.75%	0.75%	11.44	11.44	5,949	68,047	4.69%	4.69%	1.00%
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC
	2019		0.95%	1.65%	12.04	12.42	195,581	2,283,002	11.50%	12.11%	6.17%
	2018		1.10%	1.65%	10.88	11.08	85,626	939,518	-5.45%	-5.07%	4.00%
	2017		1.10%	1.50%	11.50	11.67	79,103	919,631	7.59%	8.02%	5.15%
	2016		1.10%	1.50%	10.76	10.81	29,873	322,340	10.74%	10.91%	4.96%
	2015		1.10%	1.25%	9.72	9.74	21,535	209,744	-2.75%	-2.61%	6.84%
Lord Abbett Series Fund Developing Growth Portfolio - Class VC
	2019		0.95%	1.65%	11.69	16.68	89,528	1,168,220	29.58%	30.52%	0.00%
	2018		0.95%	1.65%	12.48	12.80	47,550	544,193	3.18%	3.74%	0.00%
	2017		1.10%	1.65%	12.09	12.34	15,640	192,012	27.80%	28.50%	0.00%
	2016		1.10%	1.65%	9.56	9.60	14,309	136,916	-3.81%	-3.67%	0.00%
	2015		1.10%	1.25%	9.94	9.97	9,766	97,186	-9.34%	-9.21%	0.00%
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC
	2019		0.75%	1.30%	22.61	32.04	2,788	84,173	19.95%	20.61%	1.28%
	2018		0.75%	1.30%	18.75	26.56	2,874	72,028	-9.33%	-8.84%	1.50%
	2017		0.75%	1.30%	20.58	29.14	2,973	82,020	11.13%	11.76%	1.01%
	2016		0.75%	1.30%	18.43	26.07	3,283	81,387	14.24%	14.88%	1.09%
	2015		0.75%	1.30%	16.05	22.70	3,451	74,682	-4.70%	-4.16%	1.15%
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC
	2019		0.95%	1.65%	10.30	10.62	126,428	1,324,791	3.34%	3.91%	3.83%
	2018		1.10%	1.65%	9.97	10.22	95,687	965,547	-0.51%	0.04%	3.65%
	2017		1.10%	1.65%	10.07	10.22	74,781	757,713	0.67%	1.07%	3.50%
	2016		0.30%	1.50%	10.00	10.11	63,646	640,303	1.93%	2.34%	2.71%
	2015		1.10%	1.50%	9.86	9.88	32,580	320,070	-0.67%	-0.52%	7.31%
LVIP American Balanced Allocation Fund - Service Class
	2019		0.95%	1.65%	12.54	12.94	370,431	4,688,716	15.30%	15.93%	2.30%
	2018		1.10%	1.65%	10.88	11.16	341,636	3,781,359	-5.96%	-5.44%	1.66%
	2017		1.10%	1.65%	11.57	11.80	339,830	3,981,610	12.54%	13.16%	1.86%
	2016		1.10%	1.65%	10.39	10.43	271,366	2,826,726	4.51%	4.67%	2.08%
	2015	1/8/202015	1.10%	1.25%	9.94	9.96	106,980	1,065,931	-2.17%	-0.96%	4.70%
LVIP American Balanced Allocation Fund - Standard Class
	2019		0.65%	0.65%	16.84	16.84	513	8,638	16.87%	16.87%	2.57%
	2018		0.65%	0.65%	14.41	14.41	513	7,392	-4.69%	-4.69%	2.07%
	2017		0.65%	0.65%	15.11	15.11	513	7,768	14.07%	14.07%	2.24%
	2016		0.65%	0.65%	13.25	13.25	513	6,804	5.52%	5.52%	1.99%
	2015	6/22/2015	0.65%	0.65%	12.56	12.56	513	6,445	-5.25%	-5.25%	2.92%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class
	2019		0.50%	3.00%	$13.76	$15.37	2,622,149	$39,388,994	23.59%	25.89%	3.10%
	2018		1.15%	3.20%	11.02	12.21	2,471,167	29,560,549	-13.66%	-11.87%	0.90%
	2017		1.15%	3.20%	12.76	13.85	2,125,033	28,926,899	9.82%	12.09%	0.96%
	2016		1.15%	3.20%	11.62	12.36	1,568,540	19,128,327	13.74%	16.09%	1.40%
	2015		0.65%	3.20%	10.22	10.75	1,049,107	11,070,758	-7.26%	-4.86%	1.94%
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class
	2019		1.30%	1.55%	11.85	12.01	278,216	3,320,209	14.17%	14.45%	2.21%
	2018		1.30%	1.55%	10.38	10.49	278,832	2,911,140	-4.88%	-4.64%	1.77%
	2017		1.30%	2.35%	10.62	11.00	270,151	2,955,591	9.10%	10.25%	1.93%
	2016		1.30%	2.35%	9.73	9.98	243,572	2,420,882	1.85%	2.92%	1.60%
	2015		1.30%	2.35%	9.56	9.70	208,658	2,018,360	-4.72%	-3.71%	4.56%
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class
	2017		0.60%	0.60%	13.66	13.66	562	7,685	11.43%	11.43%	2.21%
	2016		0.60%	0.60%	12.25	12.25	562	6,894	4.03%	4.03%	1.87%
	2015	10/12/2015	0.60%	0.60%	11.78	11.78	562	6,627	-1.34%	-1.34%	3.53%
LVIP American Global Growth Allocation Managed Risk Fund - Service Class
	2019		1.30%	2.35%	11.38	12.04	755,931	9,047,784	14.24%	15.45%	1.69%
	2018		1.30%	2.35%	9.96	10.43	832,512	8,635,809	-6.52%	-5.54%	1.01%
	2017		1.30%	2.35%	10.66	11.04	1,039,972	11,425,576	13.66%	14.86%	1.40%
	2016		1.30%	2.35%	9.37	9.61	903,065	8,657,429	0.55%	1.61%	1.28%
	2015		1.30%	2.35%	9.43	9.46	887,847	8,383,419	-4.98%	-4.74%	4.95%
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class
	2019		0.65%	0.65%	15.63	15.63	15,230	238,066	16.61%	16.61%	2.09%
	2018		0.65%	0.65%	13.41	13.41	16,171	216,782	-4.58%	-4.58%	1.54%
	2017		0.65%	0.65%	14.05	14.05	17,158	241,062	16.01%	16.01%	1.74%
	2016	1/4/2016	0.65%	0.65%	12.11	12.11	18,185	220,238	3.38%	3.38%	1.62%
LVIP American Global Growth Fund - Service Class II
	2019		0.65%	3.00%	14.94	29.08	493,097	12,961,141	30.93%	33.90%	1.35%
	2018		0.65%	2.90%	17.32	21.72	434,422	8,589,631	-11.85%	-9.98%	0.83%
	2017		0.65%	2.75%	19.63	24.13	310,713	6,984,903	27.44%	30.14%	0.37%
	2016		0.65%	2.75%	15.39	18.54	257,130	4,473,449	-2.48%	-0.41%	0.84%
	2015		0.65%	2.90%	15.76	18.01	261,458	4,613,685	3.68%	5.25%	1.65%
LVIP American Global Small Capitalization Fund - Service Class II
	2019		0.20%	2.95%	17.79	21.10	168,464	3,405,716	27.21%	29.52%	1.38%
	2018		0.50%	2.95%	13.98	16.99	190,085	2,967,068	-13.49%	-11.50%	0.70%
	2017		0.65%	2.95%	16.16	19.20	180,164	3,221,163	21.77%	24.60%	0.02%
	2016		0.65%	2.95%	13.27	15.41	189,505	2,745,530	-1.28%	1.02%	0.11%
	2015		0.65%	2.95%	13.44	15.25	204,891	2,968,218	-3.05%	-0.81%	0.21%
LVIP American Growth Allocation Fund - Service Class
	2019		0.95%	1.50%	10.93	13.35	133,896	1,737,152	17.43%	18.07%	2.07%
	2018		0.95%	1.50%	11.11	11.32	129,144	1,433,306	-6.75%	-6.37%	1.78%
	2017		1.10%	1.50%	11.92	12.09	77,453	932,799	15.41%	15.87%	1.65%
	2016		1.10%	1.50%	10.44	10.44	73,397	763,514	4.92%	4.92%	1.97%
	2015		1.10%	1.10%	9.95	9.95	23,354	232,283	-2.31%	-2.31%	3.13%
LVIP American Growth Fund - Service Class II
	2019		0.20%	3.05%	16.97	34.84	1,443,196	46,403,144	26.38%	29.91%	1.94%
	2018		0.30%	3.05%	19.09	27.60	1,230,267	30,887,240	-3.63%	-1.23%	0.44%
	2017		0.65%	3.05%	22.84	27.94	968,454	24,889,128	24.11%	27.06%	0.44%
	2016		0.65%	2.95%	18.39	21.99	712,662	14,665,203	5.93%	8.41%	0.41%
	2015		0.65%	2.95%	17.35	20.28	706,975	13,545,640	3.37%	5.78%	0.27%
LVIP American Growth-Income Fund - Service Class II
	2019		0.30%	3.25%	15.05	31.86	1,434,679	42,574,011	21.68%	25.32%	2.76%
	2018		0.30%	3.25%	12.32	25.57	1,230,520	29,401,802	-4.99%	-3.03%	1.62%
	2017		0.90%	2.95%	21.75	26.37	916,754	22,768,704	18.41%	20.86%	1.27%
	2016		0.90%	2.95%	18.36	21.82	685,251	14,233,240	7.92%	10.16%	1.59%
	2015		0.90%	2.95%	17.00	19.53	655,859	12,435,370	-1.82%	-0.04%	1.39%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP American Income Allocation Fund - Standard Class
	2016		1.65%	1.65%	$11.97	$11.97	4,572	$54,720	3.89%	3.89%	2.00%
	2015	11/13/2015	1.65%	1.65%	11.52	11.52	4,873	56,131	-1.32%	-1.32%	3.39%
LVIP American International Fund - Service Class II
	2019		0.30%	3.25%	11.37	18.36	906,640	14,930,484	18.52%	22.07%	1.37%
	2018		0.30%	3.25%	9.56	15.45	860,025	11,789,942	-16.10%	-13.76%	3.18%
	2017		0.30%	3.05%	14.05	17.98	557,292	9,188,934	27.82%	30.79%	0.99%
	2016		0.65%	2.95%	10.99	13.75	501,163	6,425,741	0.15%	2.47%	0.97%
	2015		0.65%	2.95%	10.97	13.41	513,936	6,504,551	-7.61%	-5.46%	1.40%
LVIP American Preservation Fund - Service Class
	2019		0.10%	1.50%	9.71	10.43	17,464	172,757	2.51%	3.98%	1.78%
	2018		0.10%	1.50%	9.62	9.71	17,697	170,159	-0.72%	-0.60%	1.49%
	2017		1.10%	1.25%	9.69	9.77	11,428	111,461	0.07%	0.22%	1.16%
	2016		1.10%	1.25%	9.75	9.75	11,167	108,798	0.46%	0.46%	1.30%
	2015		1.10%	1.10%	9.71	9.71	7,038	68,309	-1.12%	-1.12%	3.01%
LVIP AQR Enhanced Global Strategies Fund - Service Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.27%
	2015	6/25/2015	1.10%	1.10%	10.37	10.37	3,398	35,250	-3.69%	-3.69%	1.31%
LVIP Baron Growth Opportunities Fund - Service Class
	2019		0.30%	3.15%	15.22	35.04	616,526	17,574,186	32.16%	35.97%	0.00%
	2018		0.30%	3.15%	11.49	26.46	555,076	11,761,203	-6.92%	-4.65%	0.00%
	2017		0.75%	3.15%	19.59	28.37	515,816	11,587,869	23.29%	26.29%	0.00%
	2016		0.75%	3.15%	15.84	22.96	522,401	9,353,545	2.30%	4.78%	0.46%
	2015		0.75%	3.15%	15.44	22.40	581,814	10,033,045	-7.73%	-5.48%	0.00%
LVIP BlackRock Advantage Allocation Fund - Service Class
	2019		0.95%	3.05%	10.82	14.47	47,330	656,714	13.33%	15.28%	3.31%
	2018		0.95%	2.65%	11.56	12.60	27,575	331,636	-8.07%	-6.82%	3.91%
	2017	7/7/2017	1.30%	2.65%	12.57	13.52	4,856	63,986	0.25%	6.57%	5.61%
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
	2019		0.50%	3.00%	12.74	19.85	7,091,442	113,956,468	14.80%	17.53%	2.28%
	2018		0.65%	3.20%	11.07	17.28	4,965,257	68,307,118	-11.03%	-8.73%	2.11%
	2017		0.10%	3.20%	12.38	19.37	4,526,960	68,592,329	12.49%	15.39%	1.68%
	2016		0.65%	3.20%	10.96	17.18	4,275,087	56,598,908	8.16%	10.95%	1.73%
	2015		0.65%	3.20%	10.09	15.84	3,355,401	40,338,741	-8.08%	-5.71%	1.75%
LVIP BlackRock Emerging Markets Managed Volatility Fund - Service Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	3.69%
	2015		0.65%	3.00%	7.37	7.98	1,885,709	14,555,187	-17.73%	-15.77%	1.62%
LVIP BlackRock Emerging Markets Managed Volatility Fund - Standard Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	4.05%
	2015	4/29/2015	0.60%	0.60%	8.06	8.06	143	1,149	-23.42%	-23.42%	1.65%
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class
	2019		0.65%	3.00%	10.15	11.86	7,513,567	83,648,056	12.79%	15.47%	1.56%
	2018		0.65%	3.00%	9.00	10.27	8,041,671	78,205,898	-10.30%	-8.16%	0.00%
	2017		0.65%	3.00%	10.03	11.18	8,153,545	87,102,724	9.48%	12.08%	0.76%
	2016		0.65%	3.00%	9.16	9.98	8,147,429	78,454,692	-0.53%	1.84%	0.71%
	2015		0.65%	3.00%	9.21	9.80	7,386,230	70,506,174	-7.47%	-5.27%	0.82%
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class
	2019		0.30%	3.00%	11.89	12.98	2,649,708	33,128,207	14.17%	17.29%	1.87%
	2018		0.30%	3.00%	10.42	11.10	2,130,630	22,969,727	-6.19%	-3.92%	1.74%
	2017		0.60%	3.00%	11.11	11.46	1,486,889	16,828,320	10.58%	12.70%	1.42%
	2016	7/1/2016	1.10%	3.00%	10.04	10.17	867,012	8,771,642	-2.36%	0.77%	2.13%
LVIP BlackRock Global Real Estate Fund - Service Class
	2019		0.60%	2.90%	9.07	18.11	594,668	6,338,320	21.04%	23.68%	3.18%
	2018		0.65%	2.90%	7.48	14.65	669,874	5,810,628	-11.18%	-9.16%	3.52%
	2017		0.10%	2.90%	8.42	16.15	716,070	6,901,308	7.43%	9.87%	4.09%
	2016		0.65%	2.90%	7.83	14.72	754,797	6,653,585	-1.95%	0.29%	3.57%
	2015		0.65%	2.90%	7.97	14.70	805,657	7,143,713	-4.28%	-2.10%	2.78%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP BlackRock Inflation Protected Bond Fund - Service Class
	2019		0.30%	3.25%	$8.19	$11.62	5,083,170	$53,367,232	2.25%	5.31%	2.00%
	2018		0.30%	3.25%	8.70	11.06	5,321,129	53,755,928	-3.13%	-0.58%	4.66%
	2017		0.60%	3.20%	9.08	11.09	5,377,832	55,160,817	-1.13%	1.27%	1.68%
	2016		0.65%	3.05%	9.18	10.95	4,923,494	50,387,732	0.22%	2.66%	0.76%
	2015		0.59%	3.14%	9.09	10.66	4,842,834	48,681,915	-6.07%	-3.64%	1.19%
LVIP BlackRock Inflation Protected Bond Fund - Standard Class
	2019		0.65%	0.65%	11.82	11.82	1,655	19,569	5.21%	5.21%	2.32%
	2018		0.65%	0.65%	11.24	11.24	1,638	18,408	-0.38%	-0.38%	4.15%
	2017		0.60%	0.65%	11.28	11.32	3,152	35,615	1.52%	1.57%	1.65%
	2016		0.60%	0.65%	11.11	11.15	3,050	33,949	2.90%	2.95%	1.25%
	2015	6/22/2015	0.60%	0.65%	10.80	10.83	2,742	29,650	-3.13%	-2.04%	0.81%
LVIP BlackRock Multi-Asset Income Fund - Service Class
	2018		0.00%	0.00%	—	—	—	—	0.00%	0.00%	2.87%
	2017		1.10%	1.65%	10.09	10.28	42,760	436,902	4.04%	4.51%	3.41%
	2016		1.10%	1.65%	9.73	9.84	30,923	303,450	5.15%	5.57%	2.61%
	2015		1.10%	1.50%	9.29	9.32	24,795	230,616	-5.35%	-5.21%	2.41%
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class
	2019		0.65%	2.95%	12.28	13.35	3,226,146	41,785,481	15.03%	17.71%	1.64%
	2018		0.65%	2.95%	10.67	11.34	2,394,874	26,560,710	-5.89%	-3.70%	1.28%
	2017		0.65%	3.00%	11.34	11.78	1,876,067	21,779,911	9.81%	12.36%	1.36%
	2016	6/15/2016	0.65%	2.95%	10.33	10.48	854,827	8,913,007	-0.48%	5.10%	1.36%
LVIP BlackRock U.S. Opportunities Managed Volatility Fund - Service Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.46%
	2015	5/19/2015	1.15%	2.90%	8.91	9.02	240,979	2,167,687	-12.14%	-1.36%	0.21%
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class
	2019		0.50%	2.95%	17.03	26.05	3,228,837	70,739,282	16.16%	18.87%	0.51%
	2018		0.65%	2.95%	14.63	22.08	2,874,281	53,610,948	-7.32%	-5.17%	0.57%
	2017		0.65%	2.95%	15.76	23.46	2,273,292	45,155,437	22.16%	25.00%	0.45%
	2016		0.65%	2.95%	12.87	18.91	2,087,870	33,420,392	-4.42%	-2.20%	0.24%
	2015		0.65%	3.20%	12.76	19.48	1,511,463	24,996,904	-2.10%	-0.07%	0.00%
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class
	2019		1.25%	2.50%	18.35	27.84	7,012	154,818	16.97%	18.45%	0.69%
	2018		1.25%	2.70%	15.69	23.50	7,283	136,015	-6.86%	-5.51%	0.65%
	2017		1.25%	2.70%	16.94	25.63	9,728	190,860	22.76%	24.57%	0.84%
	2016		1.25%	2.70%	13.78	20.65	5,935	98,896	-3.94%	-2.78%	0.37%
	2015		1.40%	2.70%	14.32	21.26	7,972	135,372	-1.36%	-0.07%	0.00%
LVIP Blended Mid Cap Managed Volatility Fund - Service Class
	2019		0.30%	3.00%	12.59	21.39	3,512,609	52,276,690	20.91%	23.79%	0.00%
	2018		0.65%	3.00%	10.40	17.68	3,539,638	42,864,184	-2.83%	-0.52%	0.00%
	2017		0.65%	3.00%	10.68	18.18	3,292,336	40,397,900	21.54%	24.43%	0.00%
	2016		0.65%	3.00%	8.82	14.96	3,387,517	33,687,234	-1.01%	1.34%	0.00%
	2015		0.65%	3.00%	8.89	15.11	2,061,284	20,360,331	-7.26%	-5.06%	0.00%
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class
	2019		0.65%	0.65%	28.00	28.00	187	5,249	24.10%	24.10%	0.00%
	2018		0.65%	0.65%	22.56	22.56	199	4,485	-0.28%	-0.28%	0.00%
	2017		0.65%	0.65%	22.63	22.63	207	4,685	24.74%	24.74%	0.00%
	2016	3/17/2016	0.65%	0.65%	18.14	18.14	190	3,439	5.55%	5.55%	0.00%
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class
	2019		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.10%
	2018		1.15%	3.15%	9.60	10.26	1,153,203	11,654,017	-8.61%	-6.95%	0.82%
	2017		1.15%	2.95%	10.51	11.03	915,514	9,985,715	14.21%	16.28%	0.81%
	2016		1.15%	2.95%	9.21	9.48	649,651	6,122,124	0.47%	2.24%	0.79%
	2015	5/18/2015	1.15%	2.90%	9.17	9.27	431,635	3,993,681	-8.72%	0.62%	1.31%
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class
	2019		0.65%	3.15%	12.83	14.73	2,939,270	41,008,408	15.48%	18.16%	1.45%
	2018		0.65%	3.20%	10.97	12.47	1,865,966	22,219,402	-6.19%	-3.77%	0.91%
	2017		0.65%	3.20%	11.82	12.95	1,809,796	22,579,618	17.10%	19.83%	1.13%
	2016		0.65%	2.95%	10.09	10.81	1,638,028	17,202,445	5.50%	7.95%	1.23%
	2015		0.65%	2.95%	9.60	10.01	835,151	8,201,959	-6.84%	-4.86%	1.01%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class
	2019		0.65%	0.65%	$15.05	$15.05	345	$5,184	18.60%	18.60%	1.52%
	2018		0.65%	0.65%	12.69	12.69	347	4,404	-3.43%	-3.43%	1.20%
	2017		0.65%	0.65%	13.14	13.14	365	4,799	20.26%	20.26%	1.42%
	2016		0.65%	0.65%	10.92	10.92	390	4,262	8.32%	8.32%	1.19%
	2015	3/12/2015	0.65%	0.65%	10.09	10.09	405	4,088	-3.76%	-3.76%	1.16%
LVIP Delaware Bond Fund - Service Class
	2019		0.10%	3.25%	9.95	16.11	13,720,043	201,100,156	5.40%	8.72%	2.85%
	2018		0.10%	3.20%	9.44	14.90	12,730,802	173,924,136	-4.29%	-1.76%	2.96%
	2017		0.60%	3.20%	9.87	15.17	11,872,265	167,008,840	0.73%	3.38%	2.63%
	2016		0.60%	3.20%	9.79	14.79	10,610,782	145,623,790	-0.86%	1.76%	2.41%
	2015		0.60%	3.20%	9.88	14.64	8,500,776	115,854,849	-3.12%	-0.61%	2.23%
LVIP Delaware Bond Fund - Standard Class
	2019		1.25%	2.80%	10.73	22.50	205,422	3,773,180	6.19%	7.85%	3.01%
	2018		1.25%	2.80%	10.09	20.90	221,983	3,812,444	-3.57%	-2.06%	3.11%
	2017		1.25%	2.80%	10.45	21.37	245,897	4,338,441	1.49%	3.08%	2.81%
	2016		1.25%	2.80%	10.29	20.76	264,868	4,616,949	-0.11%	1.45%	2.28%
	2015		1.25%	2.80%	10.29	20.50	340,265	5,840,431	-2.38%	-0.86%	2.29%
LVIP Delaware Diversified Floating Rate Fund - Service Class
	2019		0.10%	3.20%	8.41	10.77	5,476,489	53,425,114	1.06%	4.24%	2.52%
	2018		0.10%	3.20%	8.32	10.38	5,376,954	51,120,917	-3.13%	-0.58%	3.41%
	2017		0.60%	3.20%	8.62	10.40	5,077,243	48,895,746	-0.89%	1.61%	0.87%
	2016		0.65%	3.15%	8.70	10.24	4,225,692	40,564,609	-1.16%	1.34%	0.00%
	2015		0.65%	3.15%	8.80	10.10	4,122,920	39,378,171	-4.04%	-1.61%	1.36%
LVIP Delaware Diversified Floating Rate Fund - Standard Class
	2019		0.65%	0.65%	10.98	10.98	7,176	78,789	3.93%	3.93%	3.10%
	2018		0.65%	0.65%	10.56	10.56	5,513	58,244	-0.38%	-0.38%	3.79%
	2017		0.60%	0.65%	10.61	10.65	5,448	57,845	1.88%	1.93%	1.11%
	2016		0.60%	0.65%	10.41	10.45	4,270	44,511	1.59%	1.64%	0.00%
	2015		0.60%	0.65%	10.25	10.25	3,338	34,257	-1.36%	-1.36%	3.38%
LVIP Delaware Social Awareness Fund - Service Class
	2019		1.05%	2.90%	22.55	37.96	145,571	4,342,690	27.76%	30.14%	1.80%
	2018		1.05%	2.90%	17.61	29.26	139,693	3,211,865	-7.62%	-5.89%	0.95%
	2017		1.05%	2.90%	19.01	31.18	153,651	3,849,372	16.34%	18.52%	0.95%
	2016		1.05%	2.90%	16.30	26.38	162,970	3,546,059	3.23%	5.16%	1.05%
	2015		1.05%	2.90%	15.71	25.16	187,221	3,907,204	-3.84%	-2.04%	1.09%
LVIP Delaware Social Awareness Fund - Standard Class
	2019		1.25%	2.60%	23.84	42.62	6,605	256,308	28.59%	30.34%	2.01%
	2018		1.25%	2.60%	18.54	32.82	7,394	221,787	-7.01%	-5.75%	1.29%
	2017		1.25%	2.60%	19.94	34.94	10,268	319,626	17.11%	18.70%	1.25%
	2016		1.25%	2.60%	17.03	29.54	12,480	329,914	3.90%	5.31%	1.14%
	2015		1.25%	2.60%	16.39	28.15	19,478	483,105	-3.21%	-1.90%	1.54%
LVIP Delaware Special Opportunities Fund - Service Class
	2019		0.30%	2.85%	14.07	26.34	327,228	6,340,360	26.32%	29.58%	1.00%
	2018		0.30%	2.85%	13.10	20.43	262,204	3,946,385	-17.44%	-15.72%	1.12%
	2017		0.80%	2.85%	15.86	24.24	213,415	3,846,597	14.05%	16.41%	0.97%
	2016		0.80%	2.85%	13.91	20.82	205,937	3,212,042	16.61%	19.03%	1.27%
	2015		0.80%	2.85%	11.93	17.49	201,004	2,646,940	-2.90%	-0.88%	0.81%
LVIP Delaware Wealth Builder Fund - Service Class
	2019		1.30%	2.85%	11.05	22.49	79,242	1,465,103	12.42%	14.12%	2.58%
	2018		1.15%	2.80%	9.70	19.75	81,990	1,331,972	-8.07%	-6.68%	2.64%
	2017		1.30%	2.80%	14.34	21.21	92,652	1,726,582	8.92%	10.57%	1.98%
	2016		1.30%	2.80%	13.17	19.35	101,947	1,755,053	2.45%	4.00%	1.34%
	2015		1.30%	2.80%	12.85	18.64	110,195	1,829,291	-4.30%	-2.85%	1.41%
LVIP Delaware Wealth Builder Fund - Standard Class
	2019		1.40%	2.45%	16.18	23.69	5,744	132,956	13.09%	14.29%	2.84%
	2018		1.40%	2.45%	14.30	21.86	6,191	125,491	-7.53%	-6.54%	2.69%
	2017		1.40%	2.45%	15.47	23.43	7,219	156,156	9.58%	10.73%	2.19%
	2016		1.40%	2.45%	14.12	21.20	8,027	157,676	3.07%	4.15%	1.61%
	2015		1.40%	2.45%	13.70	20.40	8,184	154,547	-3.73%	-2.70%	1.31%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Dimensional International Core Equity Fund - Service Class
	2019		1.10%	3.15%	$10.27	$11.31	548,492	$6,039,920	16.79%	19.21%	2.40%
	2018		1.10%	3.15%	8.84	9.48	440,868	4,087,255	-20.19%	-18.65%	2.02%
	2017		1.10%	3.00%	11.21	11.66	180,664	2,073,982	23.81%	25.63%	2.69%
	2016		1.10%	2.55%	9.06	9.28	62,043	570,854	1.61%	3.11%	2.32%
	2015	6/8/2015	1.10%	2.55%	8.91	9.00	15,912	142,457	-10.95%	5.44%	1.73%
LVIP Dimensional International Equity Managed Volatility Fund - Service Class
	2019		0.80%	3.05%	9.76	12.82	3,088,449	34,018,916	13.13%	15.59%	2.57%
	2018		0.80%	2.95%	8.63	11.09	2,782,664	26,601,768	-18.72%	-16.95%	2.01%
	2017		0.80%	2.95%	10.61	13.36	1,868,021	21,582,602	22.19%	24.84%	2.31%
	2016		0.80%	2.95%	8.69	10.71	1,523,392	14,210,023	-1.24%	0.91%	2.05%
	2015		0.80%	3.20%	8.69	9.58	1,263,179	11,754,860	-7.23%	-5.26%	0.83%
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
	2019		0.10%	3.15%	15.09	28.34	456,979	10,337,059	25.64%	29.27%	1.72%
	2018		0.30%	3.15%	12.57	20.17	371,962	6,603,497	-10.47%	-8.61%	1.46%
	2017		1.10%	3.15%	13.75	22.20	188,351	3,744,270	16.72%	19.15%	1.55%
	2016		1.10%	3.15%	11.54	18.97	114,444	2,000,077	10.75%	12.76%	1.21%
	2015		1.10%	2.90%	14.38	16.41	103,055	1,627,087	-4.80%	-3.61%	1.34%
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class
	2019		0.65%	0.65%	37.48	37.48	142	5,317	29.23%	29.23%	1.86%
	2018		0.65%	0.65%	29.01	29.01	144	4,182	-7.91%	-7.91%	1.48%
	2017		0.65%	0.65%	31.50	31.50	148	4,669	20.07%	20.07%	1.42%
	2016	3/17/2016	0.65%	0.65%	26.23	26.23	133	3,477	13.32%	13.32%	2.69%
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class
	2019		0.95%	3.15%	13.01	14.31	643,353	8,973,376	24.53%	27.10%	1.17%
	2018		1.10%	3.15%	10.64	11.26	514,932	5,661,877	-12.22%	-10.84%	1.09%
	2017		1.10%	2.65%	12.18	12.63	200,062	2,492,474	15.15%	16.72%	1.58%
	2016		1.10%	2.45%	10.67	10.82	41,861	448,366	14.22%	15.20%	1.57%
	2015	5/20/2015	1.10%	1.95%	9.34	9.39	20,523	192,347	-8.06%	-1.06%	1.33%
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
	2019		0.10%	2.95%	13.98	20.57	3,314,400	57,281,738	15.81%	19.16%	0.99%
	2018		0.10%	2.95%	13.28	17.40	3,162,704	46,458,008	-10.70%	-8.75%	0.84%
	2017		0.80%	2.95%	14.88	19.07	2,822,867	45,723,742	15.42%	17.92%	0.99%
	2016		0.80%	2.95%	12.89	14.30	2,126,736	29,536,937	7.63%	9.64%	1.05%
	2015		1.10%	2.95%	11.97	13.04	1,752,711	22,284,937	-10.52%	-8.85%	1.08%
LVIP Dimensional/Vanguard Total Bond Fund - Service Class
	2019		0.10%	3.25%	9.11	11.57	6,112,193	65,131,586	3.78%	6.88%	2.40%
	2018		0.30%	3.25%	9.08	10.86	5,501,956	55,471,193	-3.34%	-1.04%	2.04%
	2017		0.65%	3.00%	9.39	10.97	4,678,986	48,226,904	-0.35%	2.02%	1.79%
	2016		0.65%	3.00%	9.42	10.76	3,704,958	37,789,210	-1.17%	1.18%	1.41%
	2015		0.65%	3.20%	9.45	10.63	3,078,176	31,291,616	-3.09%	-0.59%	1.53%
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class
	2019		0.65%	0.65%	11.82	11.82	431	5,098	6.78%	6.78%	2.56%
	2018		0.65%	0.65%	11.07	11.07	417	4,616	-0.81%	-0.81%	2.12%
	2017		0.65%	0.65%	11.16	11.16	430	4,793	2.28%	2.28%	1.94%
	2016		0.65%	0.65%	10.91	10.91	394	4,301	1.45%	1.45%	1.59%
	2015	3/12/2015	0.65%	0.65%	10.75	10.75	379	4,076	-0.86%	-0.86%	1.58%
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class
	2019		0.30%	3.00%	12.99	15.18	2,481,235	35,318,977	16.08%	18.84%	0.90%
	2018		0.65%	3.00%	11.19	12.77	2,667,880	32,241,810	-8.96%	-6.79%	0.95%
	2017		0.65%	3.00%	12.29	13.70	2,843,503	37,222,664	15.12%	17.85%	2.16%
	2016		0.65%	3.00%	10.67	11.63	3,078,385	34,512,246	3.08%	5.53%	0.72%
	2015		0.65%	3.20%	10.30	11.02	2,926,094	31,388,103	-8.14%	-5.76%	1.47%
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class
	2019		0.65%	0.65%	15.54	15.54	334	5,196	19.26%	19.26%	1.25%
	2018		0.65%	0.65%	13.03	13.03	343	4,467	-6.46%	-6.46%	1.34%
	2017		0.65%	0.65%	13.93	13.93	345	4,804	18.27%	18.27%	2.54%
	2016		0.65%	0.65%	11.77	11.77	361	4,253	5.90%	5.90%	1.01%
	2015	3/12/2015	0.65%	0.65%	11.12	11.12	369	4,102	-5.76%	-5.76%	1.63%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
	2019		0.65%	3.00%	$9.22	$16.59	6,179,165	$67,303,102	9.19%	11.85%	1.66%
	2018		0.65%	3.00%	8.43	14.87	5,906,072	57,991,881	-12.05%	-9.88%	1.20%
	2017		0.65%	3.00%	9.57	16.53	5,611,565	61,799,691	17.52%	20.32%	1.13%
	2016		0.65%	3.00%	8.13	13.76	5,840,798	53,843,292	-0.86%	1.50%	1.23%
	2015		0.65%	3.20%	8.19	13.68	5,605,898	51,400,854	-11.15%	-8.85%	1.27%
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class
	2019		1.10%	3.05%	11.58	12.27	125,655	1,522,834	15.12%	17.38%	2.99%
	2018		1.10%	3.05%	9.88	10.46	104,180	1,079,469	-6.37%	-4.90%	1.63%
	2017		1.10%	2.65%	10.40	10.46	63,709	697,398	9.09%	9.26%	6.22%
	2016		1.10%	1.25%	9.54	9.54	17,658	169,047	-0.18%	-0.18%	0.99%
	2015	8/10/2015	1.25%	1.25%	9.55	9.55	1,063	10,164	-6.17%	-6.17%	0.99%
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class
	2019		0.00%	0.00%	—	—	—	—	0.00%	0.00%	2.84%
	2018		0.65%	3.00%	9.46	10.64	2,361,422	24,037,175	-9.57%	-7.42%	2.81%
	2017		0.65%	3.00%	10.46	11.50	2,355,133	26,120,083	7.55%	10.11%	3.23%
	2016		0.65%	3.00%	9.73	10.44	2,110,001	21,440,049	7.67%	10.23%	2.42%
	2015		0.65%	3.20%	9.00	9.47	1,453,013	13,506,257	-10.93%	-8.63%	3.30%
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class
	2018		0.65%	0.65%	10.83	10.83	1,267	13,722	-7.08%	-7.08%	3.21%
	2017		0.65%	0.65%	11.66	11.66	1,267	14,780	10.48%	10.48%	3.50%
	2016		0.65%	0.65%	10.55	10.55	1,267	13,368	10.64%	10.64%	2.43%
	2015	6/22/2015	0.65%	0.65%	9.54	9.54	1,267	12,083	-11.17%	-11.17%	2.64%
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class
	2019		0.85%	2.55%	11.01	11.14	340,246	3,791,290	14.46%	15.67%	9.03%
	2018	12/11/2018	1.30%	2.35%	9.62	9.63	7,619	73,342	-1.95%	-1.36%	2.20%
LVIP Global Conservative Allocation Managed Risk Fund - Service Class
	2019		0.65%	3.20%	10.71	18.22	5,006,571	86,009,916	11.11%	13.98%	2.29%
	2018		0.65%	3.20%	9.61	16.08	5,529,953	83,953,419	-7.69%	-5.31%	2.24%
	2017		0.65%	3.20%	11.91	17.09	6,160,818	99,460,836	6.75%	9.51%	1.98%
	2016		0.65%	3.20%	11.16	15.70	6,774,056	100,959,056	1.45%	4.07%	1.86%
	2015		0.65%	3.20%	11.00	15.18	6,539,474	93,922,548	-5.31%	-2.87%	1.90%
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class
	2019		1.70%	1.70%	17.98	17.98	9,978	179,373	13.07%	13.07%	2.56%
	2018		1.70%	1.70%	15.90	15.90	10,606	168,624	-6.06%	-6.06%	2.51%
	2017		1.70%	1.70%	16.92	16.92	11,264	190,633	8.63%	8.63%	2.25%
	2016		1.70%	1.70%	15.58	15.58	11,932	185,898	3.25%	3.25%	2.02%
	2015		1.70%	1.70%	15.09	15.09	12,644	190,792	-3.65%	-3.65%	2.04%
LVIP Global Growth Allocation Managed Risk Fund - Service Class
	2019		0.65%	3.20%	10.58	17.04	23,559,270	378,362,266	11.92%	14.81%	2.02%
	2018		0.65%	3.20%	9.44	14.93	25,438,512	359,092,367	-9.50%	-7.16%	2.10%
	2017		0.65%	3.20%	12.03	16.18	27,677,346	424,236,483	11.71%	14.59%	2.04%
	2016		0.65%	3.20%	10.77	14.21	30,362,641	409,861,985	1.20%	3.81%	1.53%
	2015		0.65%	3.20%	10.65	13.77	32,385,967	425,224,919	-6.96%	-4.55%	1.79%
LVIP Global Growth Allocation Managed Risk Fund - Standard Class
	2017		0.60%	0.60%	19.46	19.46	406	7,897	14.94%	14.94%	2.36%
	2016		0.60%	0.60%	16.93	16.93	406	6,871	4.12%	4.12%	1.83%
	2015	10/12/2015	0.60%	0.60%	16.26	16.26	406	6,598	-1.71%	-1.71%	2.14%
LVIP Global Income Fund - Service Class
	2019		0.65%	3.15%	8.94	13.06	2,650,104	31,014,100	3.17%	5.78%	2.31%
	2018		0.50%	3.15%	8.66	12.35	2,877,996	32,154,577	-1.50%	0.99%	3.63%
	2017		0.65%	3.15%	8.79	12.23	3,119,687	34,845,918	1.54%	4.11%	0.00%
	2016		0.65%	3.15%	8.66	11.74	2,902,935	31,429,043	-2.85%	-0.39%	0.00%
	2015		0.65%	3.20%	8.89	11.79	2,729,200	29,911,205	-5.35%	-2.90%	3.00%
LVIP Global Moderate Allocation Managed Risk Fund - Service Class
	2019		0.10%	3.20%	12.10	17.74	21,012,201	350,952,855	11.12%	14.64%	2.06%
	2018		0.10%	3.20%	10.89	15.65	23,173,038	342,095,688	-8.64%	-5.74%	2.10%
	2017		0.10%	3.20%	11.92	16.80	25,567,265	405,839,313	10.45%	13.30%	1.98%
	2016		0.65%	3.20%	10.80	14.92	28,182,571	398,339,043	0.80%	3.40%	1.45%
	2015		0.65%	3.20%	10.71	14.52	29,608,673	408,197,126	-6.65%	-4.24%	1.84%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Goldman Sachs Income Builder Fund - Service Class
	2019		0.00%	0.00%	$—	$—	—	$—	0.00%	0.00%	2.04%
	2018		0.50%	3.25%	10.13	10.26	77,715	798,791	-6.26%	-5.69%	3.53%
	2017		1.10%	1.70%	10.81	10.81	23,262	253,130	6.48%	6.48%	2.77%
	2016	3/17/2016	1.10%	1.10%	10.16	10.16	3,529	35,859	7.11%	7.11%	15.59%
LVIP Government Money Market Fund - Service Class
	2019		0.30%	3.25%	7.69	10.18	1,755,925	16,489,465	-1.66%	1.23%	1.50%
	2018		0.30%	3.20%	7.82	10.09	2,045,313	18,721,493	-2.04%	0.49%	1.14%
	2017		0.65%	3.20%	7.99	10.04	1,429,938	12,806,670	-2.68%	-0.48%	0.16%
	2016		0.65%	2.90%	8.20	10.09	2,441,251	22,328,140	-2.83%	-0.62%	0.02%
	2015		0.65%	2.90%	8.42	10.15	1,447,761	13,797,765	-2.84%	-0.63%	0.02%
LVIP Government Money Market Fund - Standard Class
	2019		1.25%	2.70%	8.06	10.18	63,258	606,737	-0.92%	0.53%	1.79%
	2018		1.25%	2.70%	8.13	10.14	75,072	717,244	-1.31%	0.13%	1.36%
	2017		1.25%	2.70%	8.24	10.15	94,954	905,774	-2.26%	-0.84%	0.40%
	2016		1.25%	2.70%	8.43	10.25	105,119	1,018,458	-2.64%	-1.21%	0.03%
	2015		1.25%	2.70%	8.66	10.39	120,552	1,186,834	-2.64%	-1.22%	0.02%
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class
	2018		0.65%	3.00%	9.53	10.63	2,558,490	26,071,038	-11.81%	-9.71%	1.47%
	2017		0.65%	3.00%	10.81	11.77	2,579,111	29,365,729	7.47%	10.02%	1.15%
	2016		0.65%	3.20%	10.06	10.63	2,024,038	21,112,319	7.48%	9.76%	0.99%
	2015		0.90%	3.00%	9.39	9.64	893,386	8,546,397	-7.75%	-6.26%	2.67%
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class
	2019		0.30%	3.15%	10.60	12.31	3,585,196	41,933,070	15.57%	18.49%	1.97%
	2018		0.65%	3.15%	9.26	10.39	911,742	9,067,440	-12.08%	-10.03%	1.53%
	2017		0.65%	2.95%	10.54	11.55	765,189	8,532,153	14.24%	16.90%	1.57%
	2016		0.65%	2.95%	9.22	9.88	695,665	6,696,140	2.78%	5.18%	0.58%
	2015		0.65%	2.95%	8.97	9.40	685,327	6,325,493	-11.56%	-9.50%	1.62%
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class
	2019		0.65%	0.65%	12.57	12.57	411	5,166	18.90%	18.90%	1.65%
	2018		0.65%	0.65%	10.58	10.58	414	4,380	-9.72%	-9.72%	1.74%
	2017		0.65%	0.65%	11.71	11.71	412	4,823	17.32%	17.32%	1.80%
	2016		0.65%	0.65%	9.98	9.98	424	4,231	5.55%	5.55%	0.88%
	2015	3/12/2015	0.65%	0.65%	9.46	9.46	435	4,115	-8.17%	-8.17%	1.82%
LVIP JPMorgan High Yield Fund - Service Class
	2019		0.30%	3.10%	10.64	16.63	773,402	11,659,397	9.31%	12.01%	5.59%
	2018		0.50%	3.05%	11.97	14.85	715,488	9,755,502	-5.86%	-3.66%	5.64%
	2017		0.10%	2.90%	12.72	15.41	672,386	9,611,489	3.47%	5.92%	5.82%
	2016		0.60%	2.90%	12.29	14.55	646,618	8,838,533	9.75%	12.30%	5.01%
	2015		0.60%	2.90%	11.20	12.92	612,214	7,520,581	-6.91%	-4.79%	4.64%
LVIP JPMorgan Retirement Income Fund - Service Class
	2019		0.95%	2.95%	11.99	13.24	348,559	3,927,490	10.67%	12.18%	4.45%
	2018		1.30%	2.65%	10.83	11.80	51,461	596,678	-7.25%	-5.99%	3.67%
	2017	5/25/2017	1.30%	2.65%	11.68	12.56	16,767	206,393	1.45%	4.26%	3.41%
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
	2019		0.65%	3.00%	11.80	20.26	3,364,263	46,776,322	12.44%	15.12%	0.99%
	2018		0.65%	3.20%	10.51	18.01	3,430,092	41,748,849	-14.79%	-12.59%	1.16%
	2017		0.65%	3.20%	12.28	21.08	3,421,310	48,050,108	11.03%	13.66%	0.82%
	2016		0.65%	3.00%	11.04	18.98	3,161,540	39,400,984	6.48%	9.01%	0.52%
	2015		0.65%	3.20%	10.35	17.81	2,466,233	28,352,026	-10.86%	-8.56%	0.61%
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class
	2019		0.65%	0.65%	26.51	26.51	3,489	92,505	15.41%	15.41%	1.42%
	2018		0.65%	0.65%	22.97	22.97	2,694	61,889	-12.37%	-12.37%	1.63%
	2017		0.65%	0.65%	26.22	26.22	1,927	50,530	13.94%	13.94%	1.25%
	2016		0.65%	0.65%	23.01	23.01	1,372	31,578	9.30%	9.30%	0.84%
	2015		0.65%	0.65%	21.05	21.05	883	18,588	-8.34%	-8.34%	1.03%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP MFS International Equity Managed Volatility Fund - Service Class
	2019		0.30%	3.00%	$11.25	$13.15	3,454,451	$42,789,660	22.34%	25.25%	1.54%
	2018		0.65%	3.00%	9.20	10.50	3,141,635	31,299,565	-11.16%	-9.04%	1.97%
	2017		0.65%	3.00%	10.35	11.54	2,230,443	24,617,124	24.81%	27.78%	1.22%
	2016		0.65%	3.00%	8.29	9.03	1,891,844	16,485,718	-4.46%	-2.19%	1.09%
	2015		0.65%	3.00%	8.68	9.23	1,414,624	12,728,034	-3.08%	-0.78%	0.87%
LVIP MFS International Growth Fund - Service Class
	2019		0.10%	3.25%	11.18	20.78	908,370	11,919,849	23.18%	27.12%	1.46%
	2018		0.10%	3.25%	9.03	16.46	791,316	8,288,062	-11.08%	-8.55%	1.10%
	2017		0.10%	2.90%	10.14	18.13	672,781	7,821,444	27.78%	30.68%	0.95%
	2016		0.65%	2.90%	8.04	13.89	633,804	5,695,352	-1.49%	0.75%	1.23%
	2015		0.65%	2.90%	8.07	13.81	617,654	5,543,481	-1.85%	0.39%	0.97%
LVIP MFS Value Fund - Service Class
	2019		0.20%	3.25%	13.58	27.04	1,459,312	29,178,787	25.50%	29.16%	1.57%
	2018		0.30%	3.15%	13.21	21.05	1,354,093	21,239,699	-13.01%	-10.80%	1.54%
	2017		0.65%	3.15%	15.13	23.63	1,425,222	25,245,140	13.70%	16.57%	1.61%
	2016		0.65%	3.15%	13.26	20.74	1,346,884	20,612,716	10.25%	13.04%	1.69%
	2015		0.65%	3.15%	11.99	18.77	1,223,403	16,822,926	-3.87%	-1.43%	1.80%
LVIP Mondrian International Value Fund - Service Class
	2019		0.30%	3.25%	10.42	25.06	556,242	10,026,315	14.18%	17.60%	3.50%
	2018		0.30%	3.25%	9.02	21.54	571,288	9,034,291	-14.23%	-12.27%	2.87%
	2017		0.65%	2.90%	10.38	24.72	592,198	10,918,495	17.58%	20.26%	2.99%
	2016		0.65%	2.90%	8.70	20.70	671,025	10,502,894	0.79%	3.09%	2.47%
	2015		0.63%	2.88%	8.55	20.22	698,738	10,794,221	-6.76%	-4.64%	2.67%
LVIP Mondrian International Value Fund - Standard Class
	2019		1.25%	2.55%	13.34	27.93	30,690	775,254	15.27%	16.78%	3.72%
	2018		1.25%	2.70%	11.57	24.00	32,552	705,615	-13.84%	-12.58%	3.09%
	2017		1.25%	2.70%	13.40	27.55	36,942	919,372	18.10%	19.83%	3.29%
	2016		1.25%	2.70%	11.32	23.07	41,131	847,067	1.24%	2.72%	2.48%
	2015		1.25%	2.70%	11.16	22.54	50,775	1,037,499	-6.36%	-4.99%	2.72%
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class
	2019		1.10%	2.95%	10.79	11.97	339,974	3,981,362	15.88%	18.05%	0.40%
	2018		1.10%	2.95%	9.31	10.14	326,898	3,252,025	-11.21%	-9.56%	0.76%
	2017		1.10%	2.95%	10.48	11.21	256,100	2,823,693	16.69%	18.87%	1.38%
	2016		1.10%	2.95%	8.99	9.42	235,487	2,195,180	2.52%	4.33%	1.26%
	2015		1.15%	2.90%	8.80	9.03	187,423	1,680,362	-9.62%	-8.16%	1.42%
LVIP PIMCO Low Duration Bond Fund - Service Class
	2019		0.10%	3.15%	9.17	10.59	4,041,721	40,534,200	-0.09%	3.01%	2.88%
	2018		0.10%	3.15%	9.18	10.34	3,890,620	38,441,188	-2.23%	0.81%	2.33%
	2017		0.10%	3.15%	9.39	10.30	3,206,393	31,900,866	-1.72%	0.82%	1.49%
	2016		0.60%	3.15%	9.61	10.22	3,051,442	30,371,367	-0.60%	1.76%	1.50%
	2015		0.60%	2.95%	9.69	10.03	1,750,689	17,290,127	-1.48%	0.65%	1.64%
LVIP PIMCO Low Duration Bond Fund - Standard Class
	2019		0.65%	0.65%	10.71	10.71	479	5,131	2.70%	2.70%	3.23%
	2018		0.65%	0.65%	10.43	10.43	451	4,707	0.51%	0.51%	2.38%
	2017		0.65%	0.65%	10.38	10.38	444	4,609	1.02%	1.02%	1.77%
	2016		0.60%	0.65%	10.28	10.28	462	4,751	2.01%	2.01%	2.26%
	2015	4/29/2015	0.60%	0.60%	10.08	10.08	99	1,004	-0.04%	-0.04%	1.30%
LVIP SSGA Bond Index Fund - Service Class
	2019		0.30%	3.25%	9.30	13.83	4,147,649	50,617,067	4.52%	7.65%	2.49%
	2018		0.30%	3.25%	9.13	12.90	4,202,470	48,301,886	-3.66%	-1.17%	2.45%
	2017		0.10%	3.15%	9.47	13.06	4,455,601	52,464,099	-0.27%	2.25%	2.27%
	2016		0.65%	3.15%	9.48	12.77	4,145,176	48,230,831	-0.98%	1.38%	1.93%
	2015		0.65%	3.00%	9.63	12.50	3,646,034	42,277,108	-2.91%	-0.75%	2.25%
LVIP SSGA Bond Index Fund - Standard Class
	2019		1.65%	1.65%	11.49	11.49	7,026	80,702	6.47%	6.47%	2.73%
	2018		1.65%	1.65%	10.79	10.79	6,676	72,021	-1.95%	-1.95%	2.63%
	2017		1.65%	1.65%	11.00	11.00	7,742	85,190	1.50%	1.50%	2.48%
	2016		1.65%	1.65%	10.84	10.84	7,440	80,662	0.60%	0.60%	2.11%
	2015	2/19/2015	1.65%	1.65%	10.78	10.78	7,256	78,190	-1.91%	-1.91%	2.44%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA Conservative Index Allocation Fund - Service Class
	2019		0.95%	2.80%	$12.51	$14.48	630,009	$8,806,447	11.38%	13.12%	2.16%
	2018		1.25%	2.80%	11.24	12.80	575,592	7,143,841	-7.21%	-5.76%	2.10%
	2017		1.25%	2.80%	12.11	13.58	550,865	7,272,532	7.39%	9.07%	2.06%
	2016		1.25%	2.80%	11.28	12.46	571,111	6,934,074	1.85%	3.44%	1.87%
	2015		1.25%	2.80%	11.07	12.04	450,935	5,304,827	-3.92%	-2.41%	1.94%
LVIP SSGA Conservative Structured Allocation Fund - Service Class
	2019		0.10%	3.05%	11.70	15.04	600,735	8,199,613	9.96%	13.24%	2.30%
	2018		0.10%	3.05%	10.43	13.35	712,932	8,729,305	-8.10%	-5.34%	2.51%
	2017		0.10%	3.05%	11.92	14.18	801,036	10,529,380	6.19%	8.72%	3.21%
	2016		0.65%	3.00%	11.22	13.05	757,634	9,268,638	3.42%	5.87%	1.82%
	2015		0.65%	3.00%	10.85	12.32	761,039	8,878,631	-5.00%	-2.74%	2.17%
LVIP SSGA Developed International 150 Fund - Service Class
	2019		0.30%	3.05%	10.56	16.47	609,987	7,426,976	11.67%	14.79%	3.90%
	2018		0.30%	3.05%	9.49	14.42	587,077	6,300,722	-17.90%	-16.07%	3.32%
	2017		0.75%	2.95%	11.54	16.56	571,333	7,348,372	19.67%	22.33%	4.02%
	2016		0.75%	2.95%	9.63	13.83	634,287	6,707,051	6.28%	8.64%	3.45%
	2015		0.75%	2.95%	9.05	13.02	643,968	6,320,398	-7.31%	-5.25%	2.87%
LVIP SSGA Emerging Markets 100 Fund - Service Class
	2019		0.50%	2.95%	9.81	13.31	614,301	7,340,492	4.22%	6.81%	3.46%
	2018		0.10%	2.95%	10.06	12.62	645,065	7,294,559	-15.08%	-12.63%	4.23%
	2017		0.10%	2.95%	11.83	14.86	616,434	8,117,611	19.92%	22.71%	2.44%
	2016		0.65%	2.95%	9.85	12.39	645,541	6,978,959	11.81%	14.41%	2.34%
	2015		0.65%	2.95%	8.80	11.08	665,307	6,347,296	-19.66%	-17.79%	4.08%
LVIP SSGA Emerging Markets 100 Fund - Standard Class
	2019		0.65%	0.65%	17.22	17.22	824	14,184	6.91%	6.91%	3.85%
	2018		0.65%	0.65%	16.10	16.10	824	13,267	-12.88%	-12.88%	4.45%
	2017		0.65%	0.65%	18.48	18.48	824	15,228	23.03%	23.03%	2.74%
	2016		0.65%	0.65%	15.02	15.02	824	12,378	14.69%	14.69%	2.67%
	2015	6/22/2015	0.65%	0.65%	13.10	13.10	824	10,793	-20.64%	-20.64%	4.58%
LVIP SSGA Emerging Markets Equity Index Fund - Service Class
	2019	2/1/2019	1.15%	1.70%	11.63	11.70	11,705	136,705	3.09%	6.64%	3.48%
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class
	2019		0.65%	3.00%	10.76	15.38	4,327,174	60,710,561	12.06%	14.72%	2.26%
	2018		0.65%	3.00%	9.58	13.43	4,666,738	57,499,775	-11.11%	-9.00%	2.50%
	2017		0.65%	3.00%	10.75	14.78	5,086,974	69,424,941	11.15%	13.79%	3.71%
	2016		0.65%	3.00%	9.65	13.16	5,605,410	67,905,342	2.25%	4.68%	1.54%
	2015		0.65%	3.00%	9.41	12.86	6,141,183	71,587,864	-9.50%	-7.35%	2.88%
LVIP SSGA International Index Fund - Service Class
	2019		0.30%	3.25%	9.52	16.59	1,246,743	13,695,990	17.40%	20.67%	2.39%
	2018		0.50%	3.25%	8.12	12.50	1,259,483	11,560,552	-16.51%	-14.56%	2.49%
	2017		0.75%	3.05%	9.70	14.95	1,152,954	12,458,611	20.77%	23.45%	2.42%
	2016		0.75%	2.95%	8.02	12.38	1,206,180	10,606,883	-2.19%	-0.01%	2.63%
	2015		0.75%	2.95%	8.18	12.66	1,216,777	10,794,479	-4.33%	-2.20%	2.19%
LVIP SSGA International Managed Volatility Fund - Service Class
	2019		0.65%	3.00%	9.27	12.62	2,638,439	26,682,482	14.99%	17.72%	2.12%
	2018		0.65%	3.00%	8.06	10.77	2,887,079	25,011,858	-15.01%	-12.99%	2.08%
	2017		0.65%	3.00%	9.49	12.44	2,767,464	27,801,222	20.29%	23.15%	2.03%
	2016		0.65%	3.00%	7.90	8.46	2,859,179	23,516,463	-6.60%	-4.43%	2.12%
	2015		0.65%	2.95%	8.49	8.77	569,911	4,957,856	-6.37%	-4.85%	3.09%
LVIP SSGA International Managed Volatility Fund - Standard Class
	2016	12/9/2016	0.60%	0.60%	8.54	8.54	203	1,733	-0.41%	-0.41%	0.98%
LVIP SSGA Large Cap 100 Fund - Service Class
	2019		0.30%	3.05%	14.49	32.27	645,933	16,695,837	23.24%	26.61%	2.45%
	2018		0.30%	3.00%	18.24	26.17	656,749	13,598,020	-13.91%	-11.99%	1.87%
	2017		0.75%	2.95%	21.17	30.40	712,062	16,907,624	15.02%	17.58%	2.51%
	2016		0.30%	2.95%	18.39	26.43	809,918	16,429,453	17.70%	20.32%	2.19%
	2015		0.75%	2.95%	15.61	22.46	761,000	12,947,600	-7.67%	-5.62%	2.35%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA Large Cap Managed Volatility Fund - Service Class
	2019		0.80%	3.15%	$13.44	$15.71	3,665,431	$54,927,470	17.12%	19.91%	1.36%
	2018		0.80%	3.15%	11.60	13.10	3,213,961	40,395,211	-7.65%	-5.64%	1.61%
	2017		0.80%	2.95%	12.57	13.88	2,475,383	33,115,937	17.28%	19.84%	1.64%
	2016		0.80%	2.95%	10.71	11.44	2,069,312	23,279,977	4.79%	6.69%	1.63%
	2015		1.15%	2.95%	10.22	10.72	1,370,313	14,499,572	-8.14%	-6.47%	1.88%
LVIP SSGA Mid-Cap Index Fund - Service Class
	2019		0.50%	3.25%	10.63	13.90	606,640	8,017,883	21.48%	24.87%	1.40%
	2018		0.50%	3.25%	10.54	10.99	326,354	3,499,047	-14.25%	-12.56%	1.80%
	2017	1/13/2017	1.10%	3.05%	12.29	12.57	133,451	1,669,352	4.17%	13.67%	1.87%
LVIP SSGA Moderate Index Allocation Fund - Service Class
	2019		0.30%	3.25%	11.20	17.22	2,224,266	34,727,217	14.17%	17.58%	2.10%
	2018		0.30%	3.25%	10.52	14.69	2,193,291	29,420,338	-9.49%	-6.78%	2.07%
	2017		0.30%	3.25%	12.59	15.82	1,823,040	26,742,451	10.72%	13.52%	2.19%
	2016		0.65%	3.15%	11.37	13.93	1,521,781	19,886,169	3.08%	5.68%	1.73%
	2015		0.65%	3.15%	11.03	13.18	1,478,294	18,471,218	-4.76%	-2.35%	1.70%
LVIP SSGA Moderate Structured Allocation Fund - Service Class
	2019		0.10%	3.05%	12.30	16.80	3,353,603	51,032,543	12.79%	16.17%	2.51%
	2018		0.10%	3.05%	10.61	14.55	3,735,354	49,714,007	-10.14%	-7.63%	2.81%
	2017		0.30%	3.05%	13.27	15.80	3,805,329	55,612,433	9.53%	12.13%	3.75%
	2016		0.65%	3.00%	12.12	14.09	3,907,133	51,554,146	5.78%	8.30%	1.88%
	2015		0.65%	3.00%	11.46	13.01	4,278,264	52,667,286	-5.82%	-3.57%	2.56%
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
	2019		0.30%	3.00%	12.83	17.65	1,058,177	17,179,047	15.96%	19.07%	2.10%
	2018		0.30%	2.95%	12.43	14.89	1,009,721	13,935,795	-10.34%	-8.37%	1.90%
	2017		0.80%	2.95%	13.86	15.72	878,391	13,428,258	13.28%	15.69%	1.89%
	2016		0.85%	2.95%	12.23	13.64	938,937	12,527,233	3.99%	6.20%	1.82%
	2015		0.85%	2.95%	11.76	12.90	864,388	10,922,812	-5.12%	-3.50%	1.65%
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class
	2019		0.65%	2.95%	14.18	17.60	1,784,285	28,223,231	13.74%	16.38%	2.63%
	2018		0.65%	2.95%	12.46	15.13	1,789,988	24,728,114	-11.09%	-9.03%	2.91%
	2017		0.65%	2.95%	14.02	16.63	1,847,696	28,287,200	11.28%	13.87%	4.43%
	2016		0.65%	2.95%	12.80	14.60	1,600,019	21,906,699	7.05%	9.48%	1.96%
	2015		0.65%	2.90%	11.94	13.34	1,687,114	21,320,825	-6.48%	-4.35%	2.66%
LVIP SSGA S&P 500 Index Fund - Service Class
	2019		0.20%	3.25%	15.08	31.24	3,582,391	87,778,710	26.69%	30.48%	1.54%
	2018		0.30%	3.25%	14.04	24.20	3,351,671	63,801,379	-7.83%	-5.16%	1.65%
	2017		0.30%	3.15%	14.80	26.20	3,147,664	64,969,463	17.51%	20.90%	1.72%
	2016		0.30%	3.15%	14.60	22.25	2,968,294	51,129,900	8.02%	10.81%	1.75%
	2015		0.60%	3.15%	13.47	20.56	2,676,956	42,132,963	-2.21%	0.16%	1.69%
LVIP SSGA S&P 500 Index Fund - Standard Class
	2019		1.40%	2.70%	22.43	26.72	53,657	1,370,696	27.71%	29.38%	1.62%
	2018		1.40%	2.70%	17.55	20.65	60,953	1,209,697	-7.18%	-5.97%	1.74%
	2017		1.40%	2.70%	18.89	21.96	67,075	1,417,241	18.34%	19.89%	1.73%
	2016		1.40%	2.70%	15.94	18.32	85,432	1,513,351	8.78%	10.20%	1.84%
	2015		1.40%	2.70%	14.64	16.62	94,599	1,525,305	-1.52%	-0.23%	1.82%
LVIP SSGA Short-Term Bond Index Fund - Service Class
	2019		0.30%	3.05%	10.11	10.55	749,581	7,762,615	1.55%	4.22%	3.35%
	2018	6/1/2018	0.30%	2.90%	9.96	10.12	214,060	2,152,582	-0.03%	0.60%	2.31%
LVIP SSGA Small-Cap Index Fund - Service Class
	2019		0.30%	3.25%	12.88	26.54	1,433,344	25,504,261	20.73%	24.35%	0.81%
	2018		0.30%	3.25%	12.59	21.91	1,205,379	17,514,258	-14.25%	-12.12%	0.79%
	2017		0.60%	3.05%	14.74	25.53	1,044,617	17,443,857	10.50%	13.24%	0.79%
	2016		0.60%	3.05%	13.30	23.08	1,000,694	14,881,166	16.76%	19.65%	1.08%
	2015		0.60%	3.05%	11.36	19.75	1,022,273	12,782,257	-7.81%	-5.66%	0.68%
LVIP SSGA Small-Cap Index Fund - Standard Class
	2016		0.60%	0.60%	28.10	28.10	53	1,496	19.96%	19.96%	1.37%
	2015	4/29/2015	0.60%	0.60%	23.43	23.43	39	913	-8.57%	-8.57%	0.94%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSGA Small-Mid Cap 200 Fund - Service Class
	2019		0.75%	3.15%	$11.98	$26.28	393,477	$9,375,712	15.82%	18.63%	1.82%
	2018		0.75%	3.15%	14.08	22.51	368,795	7,450,853	-16.35%	-14.31%	2.88%
	2017		0.75%	3.15%	16.83	26.86	335,766	7,989,629	2.78%	5.27%	2.45%
	2016		0.75%	3.15%	19.08	26.08	280,038	6,350,264	25.99%	28.80%	1.95%
	2015		0.75%	2.95%	15.14	20.70	256,066	4,556,315	-9.78%	-7.78%	2.32%
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class
	2019		0.65%	1.65%	20.17	34.19	827	19,680	17.87%	19.05%	1.99%
	2018		0.65%	1.65%	17.11	28.72	1,257	28,195	-14.88%	-14.02%	3.05%
	2017		0.65%	1.65%	20.11	33.40	1,196	31,354	4.59%	5.64%	2.69%
	2016		0.65%	1.65%	19.22	31.62	1,079	26,249	27.96%	29.25%	1.91%
	2015		0.65%	1.65%	24.46	24.46	1,253	23,159	-7.44%	-7.44%	2.78%
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class
	2019		0.50%	3.00%	11.23	13.13	4,028,381	49,842,182	10.90%	13.54%	0.63%
	2018		0.65%	3.00%	10.13	11.56	3,594,624	39,434,891	-12.04%	-9.95%	1.42%
	2017		0.65%	3.00%	11.51	12.84	2,808,810	34,467,195	10.51%	13.13%	1.23%
	2016		0.65%	3.20%	10.42	11.35	2,280,373	24,963,501	11.71%	14.36%	1.00%
	2015		0.65%	3.00%	9.33	9.92	1,753,894	16,943,291	-11.60%	-9.50%	0.70%
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class
	2019		0.65%	0.65%	13.34	13.34	2,561	34,169	13.82%	13.82%	0.94%
	2018		0.65%	0.65%	11.72	11.72	1,988	23,305	-9.73%	-9.73%	1.66%
	2017		0.65%	0.65%	12.99	12.99	1,446	18,781	13.42%	13.42%	1.62%
	2016		0.60%	0.65%	11.45	11.48	1,218	13,951	14.66%	14.73%	1.33%
	2015		0.60%	0.65%	9.99	9.99	793	7,926	-9.28%	-9.28%	1.05%
LVIP T. Rowe Price 2010 Fund - Service Class
	2019		1.30%	2.55%	12.25	14.35	26,719	373,505	12.52%	13.94%	2.72%
	2018		1.30%	2.55%	10.89	12.59	27,754	341,043	-6.87%	-5.69%	1.89%
	2017		1.30%	2.55%	11.69	13.35	21,967	287,946	6.61%	7.95%	1.57%
	2016		1.30%	2.55%	10.97	12.37	27,788	333,624	1.55%	2.83%	1.57%
	2015		1.30%	2.55%	10.80	12.03	28,717	336,109	-4.32%	-3.12%	1.37%
LVIP T. Rowe Price 2020 Fund - Service Class
	2019		1.90%	2.55%	12.18	13.21	6,028	79,361	15.65%	16.40%	2.60%
	2018		1.90%	2.55%	10.53	11.35	6,415	72,544	-8.19%	-7.59%	0.74%
	2017		1.80%	2.55%	11.47	12.42	19,198	237,207	8.94%	9.75%	1.59%
	2016		1.55%	2.55%	10.53	11.59	22,955	259,182	1.58%	2.60%	1.65%
	2015		1.55%	2.55%	10.36	11.29	24,581	271,458	-4.91%	-3.96%	1.54%
LVIP T. Rowe Price 2030 Fund - Service Class
	2019		1.90%	1.90%	13.13	13.13	4,652	61,078	19.55%	19.55%	2.21%
	2018		1.90%	1.90%	10.98	10.98	4,925	54,092	-9.55%	-9.55%	1.51%
	2017		1.90%	1.90%	12.14	12.14	4,948	60,086	11.07%	11.07%	1.63%
	2016		1.90%	1.90%	10.93	10.93	13,889	151,854	1.51%	1.51%	1.15%
	2015		1.30%	1.90%	10.77	11.34	29,523	325,435	-4.73%	-4.16%	1.51%
LVIP T. Rowe Price 2040 Fund - Service Class
	2019		1.40%	1.40%	13.40	13.40	2,276	30,509	22.40%	22.40%	2.07%
	2018		1.40%	1.40%	10.95	10.95	2,276	24,925	-10.22%	-10.22%	1.37%
	2017		1.40%	1.80%	11.69	12.20	2,363	28,792	12.31%	12.76%	1.67%
	2016		1.40%	1.80%	10.41	10.82	2,965	31,794	1.70%	2.11%	1.52%
	2015		1.40%	1.80%	10.23	10.23	3,055	32,095	-5.18%	-5.18%	2.16%
LVIP T. Rowe Price Growth Stock Fund - Service Class
	2019		0.10%	3.00%	16.79	35.83	885,344	23,266,000	26.84%	30.60%	0.00%
	2018		0.10%	3.00%	17.86	27.62	906,313	18,611,230	-4.28%	-2.00%	0.09%
	2017		0.65%	3.00%	18.62	28.23	962,376	20,346,493	29.42%	32.50%	0.00%
	2016		0.65%	3.00%	14.36	23.01	965,407	15,533,692	-1.84%	0.49%	0.00%
	2015		0.65%	3.00%	14.60	23.43	898,079	14,489,016	7.18%	9.73%	0.00%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
	2019		0.30%	3.25%	16.41	48.83	485,018	17,244,725	32.68%	36.65%	0.00%
	2018		0.30%	3.25%	12.51	36.11	345,835	9,711,631	-6.31%	-3.89%	0.17%
	2017		0.60%	3.15%	19.53	37.85	271,758	8,213,947	20.58%	23.69%	0.00%
	2016		0.60%	3.15%	16.20	30.83	250,228	6,248,208	3.96%	6.65%	0.05%
	2015		0.60%	3.15%	15.58	29.13	256,565	6,176,307	-1.31%	1.09%	0.00%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class
	2019		1.40%	2.65%	$30.88	$53.56	4,399	$194,615	33.81%	35.49%	0.15%
	2018		1.40%	2.65%	23.08	39.61	5,361	177,885	-5.61%	-4.42%	0.37%
	2017		1.40%	2.65%	24.45	41.53	3,515	120,276	21.48%	23.01%	0.19%
	2016		1.40%	2.65%	20.12	33.83	3,877	108,472	4.74%	5.85%	0.25%
	2015		1.60%	2.65%	19.21	31.96	4,820	132,926	-0.57%	0.48%	0.20%
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class
	2019		1.25%	3.20%	11.00	11.13	555,760	6,170,579	15.33%	16.55%	9.07%
	2018	11/20/2018	1.30%	2.35%	9.54	9.55	20,846	199,059	-2.65%	-1.78%	2.82%
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class
	2019		0.60%	3.25%	11.02	12.41	4,862,416	57,826,997	13.26%	16.18%	1.51%
	2018		0.60%	3.15%	9.75	10.68	4,281,074	44,093,433	-7.76%	-5.43%	1.63%
	2017		0.60%	3.10%	10.61	11.24	4,031,937	44,266,826	11.60%	14.03%	1.53%
	2016		0.80%	2.95%	9.51	9.85	3,565,178	34,626,990	0.80%	2.94%	1.20%
	2015	5/27/2015	0.85%	2.95%	9.43	9.57	1,605,600	15,278,463	-5.63%	1.49%	2.24%
LVIP Vanguard Domestic Equity ETF Fund - Service Class
	2019		0.10%	3.05%	14.75	24.25	977,791	21,584,270	26.06%	29.58%	1.47%
	2018		0.30%	3.05%	16.09	18.81	848,451	14,705,873	-7.84%	-5.93%	1.37%
	2017		0.80%	2.85%	17.57	19.99	660,405	12,510,506	16.62%	18.92%	1.40%
	2016		0.80%	2.75%	15.07	16.81	531,199	8,545,956	8.83%	10.97%	1.52%
	2015		0.80%	2.90%	13.84	15.15	449,714	6,570,455	-3.26%	-1.35%	1.37%
LVIP Vanguard Domestic Equity ETF Fund - Standard Class
	2016		0.60%	0.60%	17.25	17.25	167	2,872	11.47%	11.47%	1.61%
	2015	4/29/2015	0.60%	0.60%	15.47	15.47	125	1,931	-3.43%	-3.43%	1.64%
LVIP Vanguard International Equity ETF Fund - Service Class
	2019		0.10%	3.15%	11.06	14.64	1,032,742	13,021,304	18.12%	21.54%	3.02%
	2018		0.30%	3.15%	9.37	12.11	878,675	9,219,027	-17.56%	-15.56%	2.31%
	2017		0.75%	3.15%	11.36	13.28	559,329	7,057,767	24.02%	26.97%	2.09%
	2016		0.80%	3.15%	9.16	10.28	443,543	4,435,123	0.25%	2.32%	2.04%
	2015		1.10%	3.15%	9.14	10.05	373,594	3,667,307	-6.19%	-4.25%	2.10%
LVIP VIP Mid Cap Managed Volatility Portfolio - Service Class
	2016		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.01%
	2015		1.15%	2.95%	9.30	9.54	542,656	5,147,137	-7.46%	-6.02%	0.41%
LVIP Wellington Capital Growth Fund - Service Class
	2019		0.10%	2.95%	17.87	37.14	354,816	9,791,992	36.93%	40.89%	0.00%
	2018		0.10%	2.95%	17.62	26.90	313,158	6,388,394	-1.84%	0.45%	0.00%
	2017		0.65%	2.95%	17.92	27.40	258,385	5,609,219	31.59%	34.65%	0.00%
	2016		0.65%	2.95%	13.60	20.82	280,778	4,565,075	-3.05%	-0.79%	0.00%
	2015		0.65%	2.95%	14.24	21.48	268,914	4,439,860	5.98%	8.44%	0.00%
LVIP Wellington Mid-Cap Value Fund - Service Class
	2019		0.30%	3.25%	12.34	24.36	407,866	6,779,873	26.09%	29.88%	0.78%
	2018		0.30%	3.25%	9.75	18.85	414,243	5,369,234	-17.27%	-15.29%	0.43%
	2017		0.65%	3.00%	13.66	22.29	423,928	6,570,691	10.03%	12.42%	0.17%
	2016		0.65%	2.80%	12.42	19.86	378,573	5,305,579	9.67%	12.06%	0.25%
	2015		0.65%	2.80%	11.32	17.75	412,533	5,168,194	-4.47%	-2.40%	0.17%
LVIP Western Asset Core Bond Fund - Service Class
	2019		0.30%	3.10%	10.32	11.05	1,815,148	19,397,788	7.06%	9.88%	3.23%
	2018		0.30%	2.90%	9.64	9.91	1,090,242	10,725,701	-4.09%	-2.40%	4.46%
	2017	5/26/2017	1.10%	2.90%	10.05	10.16	331,790	3,360,923	-0.46%	1.34%	2.67%
MFS® VIT Core Equity Series - Service Class
	2015		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.63%
MFS® VIT Growth Series - Initial Class
	2019		1.40%	1.40%	23.01	23.01	3,300	75,935	36.23%	36.23%	0.00%
	2018		1.40%	1.40%	16.89	16.89	3,426	57,862	1.24%	1.24%	0.09%
	2017		1.40%	1.40%	16.68	16.68	4,274	71,306	29.58%	29.58%	0.10%
	2016		1.40%	2.35%	12.88	12.88	4,748	63,603	1.02%	1.02%	0.04%
	2015		1.40%	1.40%	12.75	12.75	4,496	57,301	6.06%	6.06%	0.13%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
MFS® VIT Growth Series - Service Class
	2019		0.75%	3.25%	$17.38	$55.70	411,946	$12,696,565	33.74%	36.75%	0.00%
	2018		0.65%	3.00%	13.83	41.08	280,262	6,969,554	-0.62%	1.72%	0.00%
	2017		0.65%	3.00%	13.73	40.76	213,488	5,556,101	27.21%	30.20%	0.00%
	2016		0.65%	3.00%	10.65	31.60	203,442	3,718,759	-0.84%	1.36%	0.00%
	2015		0.80%	3.00%	10.59	31.42	66,950	1,366,653	4.13%	6.45%	0.00%
MFS® VIT Total Return Series - Initial Class
	2019		1.40%	1.40%	25.98	25.98	6,817	177,147	18.71%	18.71%	2.36%
	2018		1.40%	1.40%	21.89	21.89	6,881	150,619	-6.92%	-6.92%	1.97%
	2017		1.40%	1.40%	23.52	23.52	11,431	268,821	10.74%	10.74%	1.95%
	2016		1.40%	1.40%	21.24	21.24	17,865	379,389	7.57%	7.57%	2.73%
	2015		1.40%	1.40%	19.74	19.74	17,770	350,815	-1.76%	-1.76%	2.57%
MFS® VIT Total Return Series - Service Class
	2019		0.20%	3.25%	12.77	24.17	349,762	6,816,503	16.28%	19.34%	2.19%
	2018		0.65%	3.25%	10.84	20.44	294,268	4,865,173	-8.88%	-6.48%	2.07%
	2017		0.65%	3.25%	14.86	22.07	237,929	4,251,651	9.04%	11.30%	2.33%
	2016	5/9/2016	0.65%	2.70%	13.63	20.02	94,390	1,586,705	-0.36%	3.08%	3.21%
MFS® VIT Utilities Series - Initial Class
	2019		1.40%	1.40%	36.29	36.29	6,094	221,139	23.33%	23.33%	4.02%
	2018		1.40%	1.40%	29.43	29.43	5,793	170,452	-0.35%	-0.35%	1.16%
	2017		1.40%	2.35%	23.77	29.53	8,429	248,176	12.16%	13.24%	4.17%
	2016		1.40%	2.35%	21.20	26.08	11,823	307,622	8.88%	9.92%	3.49%
	2015		1.40%	2.35%	23.72	23.72	13,475	318,991	-15.71%	-15.71%	4.16%
MFS® VIT Utilities Series - Service Class
	2019		0.30%	2.95%	13.81	62.08	329,380	11,438,444	21.17%	24.43%	3.76%
	2018		0.30%	2.95%	15.83	50.54	371,699	10,423,500	-2.12%	0.06%	0.84%
	2017		0.10%	2.95%	16.17	50.95	415,163	11,753,551	11.17%	13.64%	4.05%
	2016		0.75%	2.95%	14.37	45.21	439,133	11,251,645	8.00%	10.40%	3.34%
	2015		0.75%	2.95%	13.45	41.30	492,891	11,557,351	-17.24%	-15.38%	3.95%
MFS® VIT II Core Equity Portfolio - Service Class
	2019		1.40%	2.35%	25.98	41.44	809	24,710	29.79%	31.02%	0.38%
	2018		1.40%	2.35%	20.02	31.69	1,503	35,381	-6.29%	-5.41%	0.48%
	2017		1.40%	2.35%	21.36	33.57	932	22,810	21.62%	22.78%	0.61%
	2016		1.40%	2.35%	17.57	27.39	1,301	28,011	8.49%	9.53%	0.39%
	2015	3/27/2015	1.40%	2.35%	16.19	25.06	3,505	63,394	-5.72%	-3.75%	0.34%
MFS® VIT II International Intrinsic Value Portfolio - Service Class
	2019		0.10%	1.65%	14.17	14.62	109,816	1,557,981	23.60%	25.54%	1.46%
	2018		0.10%	1.65%	11.34	11.76	114,748	1,338,717	-11.21%	-9.81%	0.95%
	2017		0.10%	1.65%	12.91	13.17	118,924	1,551,768	24.75%	25.43%	1.32%
	2016		1.10%	1.65%	10.39	10.50	98,417	1,027,704	2.30%	2.71%	1.18%
	2015		1.10%	1.50%	10.22	10.22	49,138	500,180	5.16%	5.16%	2.01%
Morgan Stanley VIF Global Infrastructure Portfolio - Class II
	2019		1.10%	1.50%	12.82	13.12	36,534	475,216	25.96%	26.47%	2.53%
	2018		1.10%	1.50%	10.18	10.37	38,708	398,638	-9.26%	-8.90%	2.71%
	2017		1.10%	1.50%	11.32	11.38	25,021	283,794	11.15%	11.31%	2.34%
	2016		1.10%	1.25%	10.18	10.23	13,260	135,393	13.54%	13.71%	1.58%
	2015		1.10%	1.25%	8.97	8.99	6,399	57,493	-14.96%	-14.81%	1.99%
Morgan Stanley VIF Growth Portfolio - Class II
	2019		0.75%	0.80%	42.31	73.92	1,886	113,146	30.42%	30.49%	0.00%
	2018		0.75%	0.80%	32.44	32.44	1,979	91,168	6.44%	6.44%	0.00%
	2017		0.80%	0.80%	30.48	30.48	957	29,185	41.70%	41.70%	0.00%
	2016	11/7/2016	0.80%	0.80%	21.51	21.51	1,106	23,802	-4.09%	-4.09%	0.00%
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class
	2019		1.25%	2.90%	17.98	35.36	54,427	1,575,273	13.40%	15.29%	0.69%
	2018		1.25%	2.90%	15.75	30.78	57,339	1,445,579	-17.70%	-16.33%	0.62%
	2017		1.25%	2.90%	19.02	36.91	68,513	2,075,562	13.40%	15.29%	0.80%
	2016		1.25%	2.90%	16.66	32.13	87,181	2,281,297	12.85%	14.73%	0.58%
	2015		1.25%	2.90%	14.67	28.10	113,102	2,541,991	-10.96%	-9.48%	0.76%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
PIMCO VIT All Asset All Authority Portfolio - Advisor Class
	2019		1.10%	1.65%	$9.37	$9.66	21,993	$209,910	5.04%	5.62%	2.64%
	2018		1.10%	1.65%	9.09	9.15	22,958	207,788	-7.86%	-7.72%	3.09%
	2017		1.10%	1.25%	9.86	9.91	23,410	231,530	9.60%	9.76%	5.48%
	2016		1.10%	1.25%	9.00	9.03	12,884	116,349	12.14%	12.31%	2.84%
	2015		1.10%	1.25%	8.04	8.04	12,884	103,610	-13.36%	-13.36%	2.78%
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
	2019		0.65%	2.80%	6.54	8.22	476,297	3,583,117	8.28%	10.63%	4.35%
	2018		0.65%	2.80%	6.04	7.43	468,604	3,213,134	-16.57%	-14.76%	1.98%
	2017		0.65%	2.80%	7.37	8.72	455,229	3,693,214	-0.47%	1.39%	10.95%
	2016		0.65%	2.50%	7.47	8.60	432,419	3,489,701	12.04%	14.13%	0.93%
	2015		0.65%	2.50%	6.67	7.54	394,036	2,810,603	-27.50%	-26.14%	4.25%
PIMCO VIT Dynamic Bond Portfolio - Advisor Class
	2019		1.10%	1.50%	10.58	10.82	43,789	468,116	3.27%	3.68%	4.27%
	2018		1.10%	1.50%	10.25	10.44	50,411	522,675	-0.58%	-0.18%	2.77%
	2017		1.10%	1.50%	10.31	10.46	44,654	463,989	3.34%	3.76%	1.61%
	2016		1.10%	1.50%	9.97	10.08	44,689	448,241	3.08%	3.49%	1.48%
	2015		1.10%	1.50%	9.72	9.74	39,241	380,824	-3.00%	-2.86%	3.70%
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class
	2019		1.10%	1.50%	11.72	11.99	14,109	168,003	12.94%	13.40%	4.33%
	2018		1.10%	1.50%	10.38	10.57	15,231	160,191	-6.25%	-5.90%	4.03%
	2017		1.10%	1.50%	11.17	11.24	17,049	190,802	8.42%	8.58%	4.98%
	2016		1.10%	1.25%	10.35	10.35	5,633	58,287	11.99%	11.99%	4.68%
	2015		1.10%	1.10%	9.24	9.24	2,108	19,477	-3.40%	-3.40%	5.13%
Putnam VT Equity Income Fund - Class IB
	2019		1.25%	3.00%	20.79	27.28	8,841	108,931	26.56%	28.61%	1.16%
	2018		1.40%	3.00%	16.42	21.52	714	13,837	-11.20%	-9.79%	0.69%
	2017	5/12/2017	1.40%	3.00%	18.50	24.18	752	16,364	11.06%	12.20%	0.00%
Putnam VT George Putnam Balanced Fund - Class IB
	2019		0.95%	2.65%	11.70	13.71	392,909	5,178,914	20.76%	22.83%	1.09%
	2018		0.95%	2.65%	10.81	11.18	211,733	2,317,180	-5.68%	-4.20%	0.62%
	2017	2/6/2017	1.10%	2.65%	11.46	11.67	133,206	1,544,126	2.31%	10.23%	0.10%
Putnam VT Global Health Care Fund - Class IB
	2019		0.95%	3.00%	12.69	37.26	19,924	356,521	26.44%	28.87%	0.00%
	2018		1.10%	3.00%	9.85	28.96	22,470	279,637	-3.53%	-1.68%	1.03%
	2017		1.10%	3.00%	10.01	29.50	28,188	346,521	11.89%	14.04%	0.49%
	2016		1.10%	3.00%	8.78	25.91	25,581	265,724	-13.97%	-12.32%	0.00%
	2015		1.10%	3.00%	20.70	29.22	27,028	448,423	4.60%	6.29%	0.00%
Putnam VT Growth & Income Fund - Class IB
	2017		0.00%	0.00%	—	—	—	—	0.00%	0.00%	2.07%
	2016		1.40%	3.00%	16.01	20.89	824	15,519	11.62%	13.43%	1.89%
	2015		1.40%	3.00%	14.35	18.68	1,133	19,001	-10.26%	-8.81%	1.77%
Putnam VT Income Fund - Class IB
	2019		0.10%	1.65%	10.80	11.63	49,004	546,305	10.06%	11.78%	2.48%
	2018		0.10%	1.65%	9.82	10.41	41,249	415,369	-1.44%	0.10%	2.94%
	2017		0.10%	1.65%	9.96	10.11	34,665	351,808	3.87%	4.44%	3.66%
	2016		0.30%	1.65%	9.65	9.68	27,897	269,541	0.73%	0.88%	3.78%
	2015	8/17/2015	1.10%	1.25%	9.58	9.59	11,122	106,586	-2.90%	-0.93%	0.00%
Putnam VT Multi-Asset Absolute Return Fund - Class IB
	2019		1.10%	1.65%	9.89	10.11	28,400	281,812	4.34%	4.75%	0.00%
	2018		1.10%	1.50%	9.48	9.66	29,248	278,256	-9.21%	-8.85%	0.30%
	2017		1.10%	1.50%	10.44	10.59	9,156	96,744	5.40%	5.81%	0.00%
	2016		1.10%	1.50%	9.97	10.01	6,715	67,144	-0.56%	-0.40%	1.52%
	2015	1/5/2015	1.10%	1.25%	10.03	10.05	1,027	10,315	-2.74%	-1.52%	0.04%
QS Variable Conservative Growth - Class II
	2019		1.30%	3.25%	11.24	11.65	140,303	1,608,683	13.87%	15.42%	2.20%
	2018		1.30%	2.65%	9.87	10.09	82,984	835,136	-7.05%	-5.78%	4.80%
	2017	6/23/2017	1.30%	2.65%	10.62	10.71	13,136	140,482	-0.02%	5.47%	3.95%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Rational Trend Aggregation VA Fund
	2019		1.40%	1.40%	$13.51	$13.51	2,330	$31,476	5.80%	5.80%	2.92%
	2018		1.40%	1.40%	12.77	12.77	2,198	28,073	-5.90%	-5.90%	4.16%
	2017		1.40%	1.40%	13.57	13.57	2,222	30,161	-2.96%	-2.96%	3.42%
	2016		1.40%	1.40%	13.98	13.98	2,060	28,831	5.48%	5.48%	4.19%
	2015		1.40%	1.40%	13.26	13.26	2,050	27,198	-4.41%	-4.41%	4.17%
SEI VP Market Plus Strategy Fund - Class III
	2019		1.10%	1.10%	12.89	12.89	222	2,857	20.36%	20.36%	2.53%
	2018		1.10%	1.10%	10.71	10.71	220	2,355	-11.28%	-11.28%	2.19%
	2017		1.10%	1.10%	12.07	12.07	154	1,858	17.13%	17.13%	1.37%
	2016	5/17/2016	1.10%	1.10%	10.30	10.30	160	1,645	6.27%	6.27%	1.66%
Templeton Foreign VIP Fund - Class 4
	2019		0.95%	1.50%	8.86	9.33	15,003	136,739	10.82%	11.43%	1.49%
	2018		0.95%	1.50%	7.99	8.14	12,223	100,073	-16.80%	-16.46%	3.05%
	2017		1.10%	1.50%	9.75	9.75	20,498	199,579	15.35%	15.35%	1.67%
	2016		1.10%	1.10%	8.45	8.45	17,472	147,659	5.92%	5.92%	0.84%
	2015		1.10%	1.10%	7.98	7.98	4,208	33,587	-7.68%	-7.68%	3.17%
Templeton Global Bond VIP Fund - Class 2
	2019		0.60%	3.00%	9.74	18.68	353,638	6,013,628	-1.00%	1.40%	7.21%
	2018		0.60%	3.00%	9.84	18.42	377,033	6,416,902	-1.08%	1.28%	0.00%
	2017		0.60%	3.00%	9.95	18.23	423,969	7,215,082	-1.09%	1.30%	0.00%
	2016		0.60%	3.00%	10.06	18.11	447,632	7,603,181	-0.10%	2.36%	0.00%
	2015		0.60%	3.00%	10.07	17.81	555,491	9,346,619	-7.13%	-4.93%	7.85%
Templeton Global Bond VIP Fund - Class 4
	2019		0.95%	1.65%	9.45	9.75	148,733	1,439,230	0.19%	0.74%	6.78%
	2018		1.10%	1.65%	9.43	9.68	148,077	1,422,862	0.23%	0.78%	0.00%
	2017		1.10%	1.65%	9.41	9.60	104,104	996,990	0.10%	0.65%	0.00%
	2016		1.10%	1.65%	9.50	9.54	83,013	790,678	1.59%	1.74%	0.00%
	2015		1.10%	1.25%	9.35	9.38	40,024	375,142	-5.58%	-5.44%	4.14%
Templeton Growth VIP Fund - Class 2
	2019		1.25%	2.80%	10.95	23.26	82,111	1,538,773	11.98%	13.72%	2.75%
	2018		1.25%	2.80%	9.77	20.52	89,640	1,478,674	-17.21%	-15.91%	1.99%
	2017		1.25%	2.80%	11.80	24.49	103,184	2,032,044	15.23%	17.03%	1.63%
	2016		1.25%	2.80%	10.24	21.00	124,099	2,088,656	6.60%	8.26%	1.90%
	2015		1.25%	2.80%	9.60	19.47	145,588	2,296,627	-9.07%	-7.65%	2.57%
Transparent Value Directional Allocation VI Portfolio - Class II
	2015		1.10%	1.10%	9.54	9.54	6,828	65,141	-3.83%	-3.83%	0.00%
VanEck VIP Global Hard Assets Fund - Class S Shares
	2019		1.10%	1.65%	5.15	5.31	39,679	208,087	9.72%	10.33%	0.00%
	2018		1.10%	1.65%	4.69	4.81	35,716	169,812	-29.59%	-29.21%	0.00%
	2017		1.10%	1.65%	6.66	6.80	15,937	107,975	-3.57%	-3.05%	0.00%
	2016		1.10%	1.65%	6.99	7.01	7,539	52,852	41.67%	41.88%	0.28%
	2015		1.10%	1.25%	4.94	4.94	4,408	21,785	-34.35%	-34.35%	0.02%
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares
	2019		1.10%	1.50%	11.14	11.39	64,215	727,426	8.83%	9.26%	5.46%
	2018		0.10%	1.50%	10.24	10.43	37,970	393,034	-4.11%	-2.76%	3.81%
	2017		0.10%	1.50%	10.68	10.83	50,522	543,286	5.14%	5.56%	5.73%
	2016		1.10%	1.50%	10.16	10.26	20,247	207,131	7.66%	8.09%	4.34%
	2015		1.10%	1.50%	9.47	9.49	15,108	143,057	-2.48%	-2.34%	6.38%
Virtus Rampart Equity Trend Series - Class A Shares
	2018		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.04%
	2017		1.10%	1.10%	10.30	10.30	1,695	17,475	19.13%	19.13%	0.00%
	2016		1.10%	1.10%	8.64	8.64	1,695	14,661	-2.05%	-2.05%	0.00%
	2015		1.10%	1.10%	8.82	8.82	1,695	14,974	-10.32%	-10.32%	0.00%

(1)  Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received thereby a succeeding commencement date is disclosed.

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

(2)  These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for only those subaccounts which contain investments as of the respective year end. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.

(3)  As the unit value is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity.

(4)  These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity.

(5)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

4. Purchases and Sales of Investments

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2019:

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
AB VPS Global Thematic Growth Portfolio - Class B	$535,590	$506,650
AB VPS Large Cap Growth Portfolio - Class B	39,789	82,727
AB VPS Small/Mid Cap Value Portfolio - Class B	1,915,561	1,349,271
ALPS/Alerian Energy Infrastructure Portfolio - Class III	81,863	6,981
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	193,901	11,737
ALPS/Stadion Core ETF Portfolio - Class III	443,585	1,854,955
ALPS/Stadion Tactical Growth Portfolio - Class III	158,613	528,659
American Century VP Balanced Fund - Class II	4,651,897	2,044,182
American Century VP Large Company Value Fund - Class I	15,153	57
American Century VP Large Company Value Fund - Class II	2,494,083	1,555,644
American Funds Asset Allocation Fund - Class 1	430	178
American Funds Asset Allocation Fund - Class 4	3,603,424	769,020
American Funds Blue Chip Income and Growth Fund - Class 1	12,579	16,285
American Funds Blue Chip Income and Growth Fund - Class 4	211,444	107,331
American Funds Bond Fund - Class 1	7,196	31,816
American Funds Capital Income Builder® - Class 1	477	98
American Funds Capital Income Builder® - Class 4	473,930	252,707
American Funds Global Bond Fund - Class 1	16,105	796
American Funds Global Growth and Income Fund - Class 1	10,941	55,297
American Funds Global Growth Fund - Class 2	838,864	2,203,053
American Funds Global Growth Fund - Class 4	474,129	235,838
American Funds Global Small Capitalization Fund - Class 1	9,219	191
American Funds Global Small Capitalization Fund - Class 2	548,272	1,250,238
American Funds Global Small Capitalization Fund - Class 4	131,522	96,850
American Funds Growth Fund - Class 1	33,074	2,190
American Funds Growth Fund - Class 2	6,210,296	8,422,279
American Funds Growth Fund - Class 4	1,973,017	664,891
American Funds Growth-Income Fund - Class 1	61,560	5,354
American Funds Growth-Income Fund - Class 2	6,537,297	7,252,797

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
American Funds Growth-Income Fund - Class 4	$1,379,196	$358,590
American Funds High-Income Bond Fund - Class 1	13,925	273
American Funds International Fund - Class 1	11,070	38,614
American Funds International Fund - Class 2	897,235	2,729,174
American Funds International Fund - Class 4	647,457	373,312
American Funds International Growth and Income Fund - Class 1	12,588	267
American Funds Managed Risk Asset Allocation Fund - Class P2	4,358,345	1,602,041
American Funds Mortgage Fund - Class 4	3,796	66,571
American Funds New World Fund® - Class 1	8,983	10,666
American Funds New World Fund® - Class 4	180,019	121,286
BlackRock Global Allocation V.I. Fund - Class I	1,837	442
BlackRock Global Allocation V.I. Fund - Class III	5,033,494	6,732,228
ClearBridge Variable Aggressive Growth Portfolio - Class II	240,031	133,481
ClearBridge Variable Large Cap Growth Portfolio - Class II	6,968,391	1,427,013
ClearBridge Variable Mid Cap Portfolio - Class II	451,881	352,728
Columbia VP Commodity Strategy Fund - Class 2	71	89
Columbia VP Emerging Markets Bond Fund - Class 2	714,184	666,771
Columbia VP Strategic Income Fund - Class 2	207,644	31,146
Delaware VIP® Diversified Income Series - Service Class	18,235,623	9,574,544
Delaware VIP® Diversified Income Series - Standard Class	39,263	6,385
Delaware VIP® Emerging Markets Series - Service Class	1,299,459	2,378,508
Delaware VIP® High Yield Series - Service Class	351,875	745,225
Delaware VIP® High Yield Series - Standard Class	13,988	37,140
Delaware VIP® Limited-Term Diversified Income Series - Service Class	6,094,690	4,859,667
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	3,438	15,189
Delaware VIP® REIT Series - Service Class	1,216,290	1,444,156
Delaware VIP® REIT Series - Standard Class	10,163	43,918
Delaware VIP® Small Cap Value Series - Service Class	4,740,764	3,107,627
Delaware VIP® Small Cap Value Series - Standard Class	45,145	53,048
Delaware VIP® Smid Cap Core Series - Service Class	1,006,858	1,655,571
Delaware VIP® Smid Cap Core Series - Standard Class	23,976	22,978
Delaware VIP® U.S. Growth Series - Service Class	2,268,247	1,743,193
Delaware VIP® Value Series - Service Class	2,686,343	2,341,086
Delaware VIP® Value Series - Standard Class	22,082	3,005
DWS Alternative Asset Allocation VIP Portfolio - Class A	846	243
DWS Alternative Asset Allocation VIP Portfolio - Class B	360,070	534,336
DWS Equity 500 Index VIP Portfolio - Class A	196,312	360,462
DWS Small Cap Index VIP Portfolio - Class A	35,202	16,236
Eaton Vance VT Floating-Rate Income Fund - Initial Class	676,782	503,040
Fidelity® VIP Balanced Portfolio - Service Class 2	2,407,835	134,807
Fidelity® VIP Contrafund® Portfolio - Service Class 2	12,654,731	6,180,983
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	1,231,837	690,588
Fidelity® VIP Growth Portfolio - Initial Class	15,705	5,780
Fidelity® VIP Growth Portfolio - Service Class 2	2,328,392	2,541,000
Fidelity® VIP Mid Cap Portfolio - Service Class 2	8,090,136	3,999,667
Fidelity® VIP Strategic Income Portfolio - Service Class 2	504,311	256,603
First Trust Dorsey Wright Tactical Core Portfolio - Class I	79,774	43,728
First Trust Multi Income Allocation Portfolio - Class I	66,222	20,061
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	3,601,452	883,240
Franklin Allocation VIP Fund - Class 4	86,407	50,173
Franklin Income VIP Fund - Class 2	2,920,063	3,937,762
Franklin Income VIP Fund - Class 4	3,736,851	1,254,306
Franklin Mutual Shares VIP Fund - Class 2	1,992,431	1,957,940
Franklin Mutual Shares VIP Fund - Class 4	1,180,762	69,213
Franklin Rising Dividends VIP Fund - Class 4	517,845	38,594
Franklin Small Cap Value VIP Fund - Class 4	59,403	10,509
Franklin Small-Mid Cap Growth VIP Fund - Class 4	136,211	29,786
Goldman Sachs VIT Government Money Market Fund - Service Shares	354,448	4,378
Goldman Sachs VIT Large Cap Value Fund - Service Shares	79,580	168,672
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	24,775	8,690
Guggenheim VT Long Short Equity	35,062	9,539

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
Guggenheim VT Multi-Hedge Strategies	$15,714	$5,940
Hartford Capital Appreciation HLS Fund - Class IC	142,329	36,918
Invesco Oppenheimer V.I. Global Fund - Series II Shares	40,142	23,931
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	80,845	94,494
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II Shares	137,718	74,314
Invesco V.I. American Franchise Fund - Series I Shares	15,755	5,866
Invesco V.I. American Franchise Fund - Series II Shares	133,163	160,860
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	53,033	175,351
Invesco V.I. Comstock Fund - Series II Shares	26,258	17,038
Invesco V.I. Core Equity Fund - Series I Shares	13,708	3,686
Invesco V.I. Diversified Dividend Fund - Series II Shares	74,791	68,702
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	3,889,011	789,130
Invesco V.I. Equity and Income Fund - Series II Shares	96,340	10,238
Invesco V.I. International Growth Fund - Series I Shares	622	108
Invesco V.I. International Growth Fund - Series II Shares	1,272,413	463,482
Ivy VIP Asset Strategy Portfolio - Class II	81,967	122,993
Ivy VIP Energy Portfolio - Class II	18,364	18,915
Ivy VIP High Income Portfolio - Class II	102,233	55,694
Ivy VIP Mid Cap Growth Portfolio - Class II	849,477	523,397
Ivy VIP Science and Technology Portfolio - Class II	905,725	167,184
Ivy VIP Small Cap Growth Portfolio - Class II	118,749	137,866
Janus Henderson Balanced Portfolio - Service Shares	68,107	322,255
Janus Henderson Enterprise Portfolio - Service Shares	113,232	114,058
Janus Henderson Global Research Portfolio - Service Shares	1,056	642
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	5,428,178	853,046
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	7,456	13,613
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	71,723	11,868
Lincoln iShares® Global Growth Allocation Fund - Standard Class	1,842	1,133
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	1,724,344	446,253
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	881,373	315,480
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	3,585	3,619
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	497,615	149,194
LVIP American Balanced Allocation Fund - Service Class	684,535	180,822
LVIP American Balanced Allocation Fund - Standard Class	508	27
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	7,613,402	3,560,307
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	614,106	416,742
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	1,420,910	1,550,702
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	22,786	14,815
LVIP American Global Growth Fund - Service Class II	3,173,842	1,244,643
LVIP American Global Small Capitalization Fund - Service Class II	386,111	626,059
LVIP American Growth Allocation Fund - Service Class	226,373	79,720
LVIP American Growth Fund - Service Class II	12,396,306	3,368,899
LVIP American Growth-Income Fund - Service Class II	11,416,710	3,614,471
LVIP American International Fund - Service Class II	2,813,094	1,779,437
LVIP American Preservation Fund - Service Class	40,707	42,125
LVIP Baron Growth Opportunities Fund - Service Class	4,289,582	2,430,118
LVIP BlackRock Advantage Allocation Fund - Service Class	472,523	172,044
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	70,539,771	33,381,468
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	3,802,226	8,383,975
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	7,881,916	1,520,124
LVIP BlackRock Global Real Estate Fund - Service Class	763,017	1,154,393
LVIP BlackRock Inflation Protected Bond Fund - Service Class	4,486,841	6,858,593
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	1,230	711
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	13,292,839	2,674,063
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	13,163,622	4,076,373
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	8,209	8,943
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	8,510,603	5,295,050
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	698	614
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	2,553,388	14,061,720
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class	17,585,291	3,300,304
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class	481	387

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
LVIP Delaware Bond Fund - Service Class	$31,115,061	$12,675,898
LVIP Delaware Bond Fund - Standard Class	338,710	564,708
LVIP Delaware Diversified Floating Rate Fund - Service Class	6,861,931	5,533,710
LVIP Delaware Diversified Floating Rate Fund - Standard Class	20,100	420
LVIP Delaware Social Awareness Fund - Service Class	1,029,073	658,769
LVIP Delaware Social Awareness Fund - Standard Class	16,931	32,496
LVIP Delaware Special Opportunities Fund - Service Class	2,493,385	704,687
LVIP Delaware Wealth Builder Fund - Service Class	260,822	225,696
LVIP Delaware Wealth Builder Fund - Standard Class	10,209	11,600
LVIP Dimensional International Core Equity Fund - Service Class	1,853,022	700,185
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	6,039,904	2,499,700
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	3,220,493	1,023,307
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	908	728
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	2,771,938	1,121,720
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	6,596,816	4,460,973
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	12,266,102	5,379,838
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	724	466
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	4,738,618	4,530,512
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	688	365
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	7,986,280	4,683,869
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	371,881	86,405
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	3,361,646	29,990,280
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	—	15,001
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	3,780,296	152,654
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	6,939,521	11,425,631
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	11,429	13,827
LVIP Global Growth Allocation Managed Risk Fund - Service Class	27,734,574	37,585,048
LVIP Global Income Fund - Service Class	2,218,849	4,756,048
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	26,805,754	43,326,550
LVIP Goldman Sachs Income Builder Fund - Service Class	1,292,494	2,168,976
LVIP Government Money Market Fund - Service Class	15,000,248	17,237,542
LVIP Government Money Market Fund - Standard Class	320,348	430,984
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	2,765,826	30,259,731
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	31,236,547	2,679,153
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	289	290
LVIP JPMorgan High Yield Fund - Service Class	3,503,217	2,253,429
LVIP JPMorgan Retirement Income Fund - Service Class	3,898,024	703,037
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	3,406,322	4,024,057
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	21,691	472
LVIP MFS International Equity Managed Volatility Fund - Service Class	6,707,175	3,054,055
LVIP MFS International Growth Fund - Service Class	2,964,557	1,084,235
LVIP MFS Value Fund - Service Class	6,424,092	4,182,502
LVIP Mondrian International Value Fund - Service Class	1,517,748	1,588,753
LVIP Mondrian International Value Fund - Standard Class	57,380	68,380
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	669,251	549,519
LVIP PIMCO Low Duration Bond Fund - Service Class	10,037,253	8,051,564
LVIP PIMCO Low Duration Bond Fund - Standard Class	965	543
LVIP SSGA Bond Index Fund - Service Class	6,198,917	6,557,328
LVIP SSGA Bond Index Fund - Standard Class	15,574	10,999
LVIP SSGA Conservative Index Allocation Fund - Service Class	1,963,621	1,157,652
LVIP SSGA Conservative Structured Allocation Fund - Service Class	593,062	1,867,377
LVIP SSGA Developed International 150 Fund - Service Class	1,452,645	929,273
LVIP SSGA Emerging Markets 100 Fund - Service Class	929,170	1,144,879
LVIP SSGA Emerging Markets 100 Fund - Standard Class	520	88
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	205,012	77,486
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	3,543,762	6,684,747
LVIP SSGA International Index Fund - Service Class	1,623,677	1,615,157
LVIP SSGA International Managed Volatility Fund - Service Class	1,744,468	3,868,496
LVIP SSGA Large Cap 100 Fund - Service Class	3,186,919	2,236,256
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	11,252,005	3,364,153
LVIP SSGA Mid-Cap Index Fund - Service Class	4,355,185	293,917

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
LVIP SSGA Moderate Index Allocation Fund - Service Class	$4,188,294	$3,230,692
LVIP SSGA Moderate Structured Allocation Fund - Service Class	3,643,671	7,648,289
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	2,208,261	1,235,525
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	3,676,011	3,389,165
LVIP SSGA S&P 500 Index Fund - Service Class	17,513,028	9,162,123
LVIP SSGA S&P 500 Index Fund - Standard Class	85,030	209,844
LVIP SSGA Short-Term Bond Index Fund - Service Class	7,161,537	1,572,160
LVIP SSGA Small-Cap Index Fund - Service Class	6,733,961	2,102,008
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	2,362,083	1,677,837
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	5,293	18,556
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	9,048,732	2,670,476
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	8,511	173
LVIP T. Rowe Price 2010 Fund - Service Class	72,939	19,070
LVIP T. Rowe Price 2020 Fund - Service Class	15,238	6,300
LVIP T. Rowe Price 2030 Fund - Service Class	9,272	4,473
LVIP T. Rowe Price 2040 Fund - Service Class	4,708	396
LVIP T. Rowe Price Growth Stock Fund - Service Class	2,897,937	2,552,654
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	6,590,615	1,920,323
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	97,261	127,875
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	6,109,210	317,701
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	12,175,623	3,571,842
LVIP Vanguard Domestic Equity ETF Fund - Service Class	4,549,494	1,833,649
LVIP Vanguard International Equity ETF Fund - Service Class	3,144,457	1,169,956
LVIP Wellington Capital Growth Fund - Service Class	3,026,673	1,604,556
LVIP Wellington Mid-Cap Value Fund - Service Class	1,082,291	771,749
LVIP Western Asset Core Bond Fund - Service Class	9,335,386	1,536,053
MFS® VIT Growth Series - Initial Class	6,103	3,674
MFS® VIT Growth Series - Service Class	5,663,283	1,918,265
MFS® VIT Total Return Series - Initial Class	8,648	4,190
MFS® VIT Total Return Series - Service Class	1,904,405	719,623
MFS® VIT Utilities Series - Initial Class	26,448	11,929
MFS® VIT Utilities Series - Service Class	1,106,405	2,104,879
MFS® VIT II Core Equity Portfolio - Service Class	3,224	20,007
MFS® VIT II International Intrinsic Value Portfolio - Service Class	170,265	220,263
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	33,854	34,205
Morgan Stanley VIF Growth Portfolio - Class II	8,460	8,250
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	261,303	182,687
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	5,503	11,630
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	462,404	303,253
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	50,388	107,173
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	9,432	17,227
Putnam VT Equity Income Fund - Class IB	90,617	2,392
Putnam VT George Putnam Balanced Fund - Class IB	2,644,391	353,137
Putnam VT Global Health Care Fund - Class IB	62,154	51,891
Putnam VT Income Fund - Class IB	769,559	682,771
Putnam VT Multi-Asset Absolute Return Fund - Class IB	17,744	31,955
QS Variable Conservative Growth - Class II	798,949	157,560
Rational Trend Aggregation VA Fund	2,633	410
SEI VP Market Plus Strategy Fund - Class III	198	38
Templeton Foreign VIP Fund - Class 4	37,050	11,370
Templeton Global Bond VIP Fund - Class 2	990,963	1,074,785
Templeton Global Bond VIP Fund - Class 4	287,710	197,840
Templeton Growth VIP Fund - Class 2	381,839	210,526
VanEck VIP Global Hard Assets Fund - Class S Shares	29,454	11,276
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	735,593	421,431

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

5. Investments

The following is a summary of investments owned at December 31, 2019:

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
AB VPS Global Thematic Growth Portfolio - Class B	76,609	$32.19	$2,466,032	$1,773,490
AB VPS Large Cap Growth Portfolio - Class B	5,800	57.28	332,252	284,156
AB VPS Small/Mid Cap Value Portfolio - Class B	555,840	17.72	9,849,487	10,324,753
ALPS/Alerian Energy Infrastructure Portfolio - Class III	32,433	8.96	290,601	315,756
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	26,040	15.31	398,669	347,922
American Century VP Balanced Fund - Class II	1,242,184	8.18	10,161,069	9,438,794
American Century VP Large Company Value Fund - Class I	1,024	16.29	16,676	15,098
American Century VP Large Company Value Fund - Class II	172,597	16.56	2,858,203	2,619,956
American Funds Asset Allocation Fund - Class 1	220	24.05	5,281	4,770
American Funds Asset Allocation Fund - Class 4	494,520	23.67	11,705,292	11,011,142
American Funds Blue Chip Income and Growth Fund - Class 1	6,856	13.56	92,967	95,481
American Funds Blue Chip Income and Growth Fund - Class 4	78,379	13.31	1,043,229	1,045,879
American Funds Bond Fund - Class 1	1,743	11.17	19,475	19,274
American Funds Capital Income Builder® - Class 1	1,518	10.73	16,286	15,234
American Funds Capital Income Builder® - Class 4	164,522	10.71	1,762,034	1,626,872
American Funds Global Bond Fund - Class 1	5,772	12.12	69,960	67,758
American Funds Global Growth and Income Fund - Class 1	1,960	15.92	31,202	27,330
American Funds Global Growth Fund - Class 2	335,132	32.24	10,804,668	8,343,750
American Funds Global Growth Fund - Class 4	118,814	32.05	3,807,978	3,179,275
American Funds Global Small Capitalization Fund - Class 1	1,449	26.80	38,842	35,015
American Funds Global Small Capitalization Fund - Class 2	298,991	26.02	7,779,757	6,343,891
American Funds Global Small Capitalization Fund - Class 4	22,664	26.16	592,900	532,340
American Funds Growth Fund - Class 1	1,633	81.22	132,628	120,019
American Funds Growth Fund - Class 2	680,945	80.57	54,863,763	43,911,067
American Funds Growth Fund - Class 4	85,701	79.41	6,805,546	6,108,143
American Funds Growth-Income Fund - Class 1	4,827	50.71	244,760	233,757
American Funds Growth-Income Fund - Class 2	1,115,668	50.08	55,872,667	47,011,593
American Funds Growth-Income Fund - Class 4	95,079	49.52	4,708,314	4,477,334
American Funds High-Income Bond Fund - Class 1	5,248	9.87	51,802	53,582
American Funds International Fund - Class 1	3,876	20.86	80,854	77,301
American Funds International Fund - Class 2	893,929	20.78	18,575,847	16,629,343
American Funds International Fund - Class 4	150,924	20.54	3,099,969	2,863,161
American Funds International Growth and Income Fund - Class 1	2,952	18.18	53,663	49,065
American Funds Managed Risk Asset Allocation Fund - Class P2	1,411,213	13.46	18,994,927	17,690,556
American Funds Mortgage Fund - Class 4	19,332	10.44	201,826	204,569
American Funds New World Fund® - Class 1	1,721	25.84	44,461	38,212
American Funds New World Fund® - Class 4	57,606	25.47	1,467,232	1,242,383
BlackRock Global Allocation V.I. Fund - Class I	2,036	17.12	34,850	33,537
BlackRock Global Allocation V.I. Fund - Class III	3,534,791	14.48	51,183,778	50,323,561
ClearBridge Variable Aggressive Growth Portfolio - Class II	30,727	27.64	849,287	826,351
ClearBridge Variable Large Cap Growth Portfolio - Class II	458,688	29.88	13,705,597	12,515,518
ClearBridge Variable Mid Cap Portfolio - Class II	107,410	22.48	2,414,566	2,102,565
Columbia VP Commodity Strategy Fund - Class 2	1,434	5.50	7,885	8,366
Columbia VP Emerging Markets Bond Fund - Class 2	11,943	9.61	114,773	117,061
Columbia VP Strategic Income Fund - Class 2	74,236	4.23	314,020	307,176
Delaware VIP® Diversified Income Series - Service Class	10,476,331	10.63	111,363,394	108,963,207
Delaware VIP® Diversified Income Series - Standard Class	16,368	10.71	175,297	171,268
Delaware VIP® Emerging Markets Series - Service Class	650,878	24.17	15,731,713	13,292,500
Delaware VIP® High Yield Series - Service Class	976,966	5.06	4,943,449	5,190,485
Delaware VIP® High Yield Series - Standard Class	40,336	5.08	204,905	205,681
Delaware VIP® Limited-Term Diversified Income Series - Service Class	4,471,243	9.75	43,594,621	43,813,430
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	728	9.82	7,146	7,146
Delaware VIP® REIT Series - Service Class	731,923	14.66	10,729,990	9,752,040
Delaware VIP® REIT Series - Standard Class	33,548	14.69	492,822	440,924
Delaware VIP® Small Cap Value Series - Service Class	587,213	38.06	22,349,329	20,891,331
Delaware VIP® Small Cap Value Series - Standard Class	13,727	38.30	525,763	519,086
Delaware VIP® Smid Cap Core Series - Service Class	428,496	21.28	9,118,393	9,938,963
Delaware VIP® Smid Cap Core Series - Standard Class	17,160	23.09	396,216	406,294

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
Delaware VIP® U.S. Growth Series - Service Class	739,727	$9.70	$7,175,348	$7,155,952
Delaware VIP® Value Series - Service Class	454,148	30.95	14,055,889	12,565,125
Delaware VIP® Value Series - Standard Class	1,810	31.09	56,267	52,600
DWS Alternative Asset Allocation VIP Portfolio - Class A	1,356	13.35	18,103	18,134
DWS Alternative Asset Allocation VIP Portfolio - Class B	325,498	13.34	4,342,149	4,311,404
DWS Equity 500 Index VIP Portfolio - Class A	30,061	23.14	695,600	522,545
DWS Small Cap Index VIP Portfolio - Class A	21,519	16.97	365,185	314,602
Eaton Vance VT Floating-Rate Income Fund - Initial Class	210,299	9.15	1,924,237	1,935,183
Fidelity® VIP Balanced Portfolio - Service Class 2	125,582	19.02	2,388,579	2,277,865
Fidelity® VIP Contrafund® Portfolio - Service Class 2	1,760,716	36.10	63,561,847	54,812,129
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	122,710	12.23	1,500,737	1,481,836
Fidelity® VIP Growth Portfolio - Initial Class	3,445	79.09	272,427	233,897
Fidelity® VIP Growth Portfolio - Service Class 2	173,635	77.43	13,444,576	10,745,346
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,229,449	31.75	39,035,017	38,876,773
Fidelity® VIP Strategic Income Portfolio - Service Class 2	116,213	11.34	1,317,860	1,311,500
First Trust Dorsey Wright Tactical Core Portfolio - Class I	41,420	12.37	512,363	468,638
First Trust Multi Income Allocation Portfolio - Class I	33,173	11.55	383,143	359,391
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	1,021,055	14.68	14,989,083	13,872,340
Franklin Allocation VIP Fund - Class 4	74,109	6.97	516,542	540,419
Franklin Income VIP Fund - Class 2	1,706,084	15.91	27,143,790	25,974,364
Franklin Income VIP Fund - Class 4	416,722	16.32	6,800,900	6,617,926
Franklin Mutual Shares VIP Fund - Class 2	797,963	18.81	15,009,679	14,906,423
Franklin Mutual Shares VIP Fund - Class 4	132,193	18.99	2,510,337	2,581,839
Franklin Rising Dividends VIP Fund - Class 4	44,449	27.08	1,203,672	1,152,788
Franklin Small Cap Value VIP Fund - Class 4	15,905	15.51	246,682	283,251
Franklin Small-Mid Cap Growth VIP Fund - Class 4	32,075	18.04	578,630	562,665
Goldman Sachs VIT Government Money Market Fund - Service Shares	453,988	1.00	453,988	453,988
Goldman Sachs VIT Large Cap Value Fund - Service Shares	153,281	9.19	1,408,651	1,497,056
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	25,223	8.99	226,754	240,211
Guggenheim VT Long Short Equity	23,057	13.84	319,113	352,394
Guggenheim VT Multi-Hedge Strategies	6,213	24.16	150,095	148,996
Hartford Capital Appreciation HLS Fund - Class IC	15,071	45.45	684,988	688,105
Invesco Oppenheimer V.I. Global Fund - Series II Shares	6,458	41.95	270,928	219,948
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	310,097	2.56	793,849	796,433
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II Shares	15,937	22.89	364,788	372,553
Invesco V.I. American Franchise Fund - Series I Shares	1,740	67.15	116,821	81,597
Invesco V.I. American Franchise Fund - Series II Shares	1,072	63.90	68,488	71,477
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	55,911	10.73	599,923	594,525
Invesco V.I. Comstock Fund - Series II Shares	6,124	17.09	104,658	109,249
Invesco V.I. Core Equity Fund - Series I Shares	3,387	34.95	118,384	99,811
Invesco V.I. Diversified Dividend Fund - Series II Shares	27,354	27.03	739,371	691,512
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	607,771	21.46	13,042,762	11,700,544
Invesco V.I. Equity and Income Fund - Series II Shares	37,715	17.42	656,991	686,467
Invesco V.I. International Growth Fund - Series I Shares	216	39.06	8,452	8,165
Invesco V.I. International Growth Fund - Series II Shares	88,685	38.48	3,412,582	3,197,989
Ivy VIP Asset Strategy Portfolio - Class II	59,041	9.50	560,895	557,977
Ivy VIP Energy Portfolio - Class II	34,488	4.00	137,945	192,886
Ivy VIP High Income Portfolio - Class II	238,085	3.47	825,869	826,854
Ivy VIP Mid Cap Growth Portfolio - Class II	77,342	12.69	981,151	899,234
Ivy VIP Science and Technology Portfolio - Class II	83,185	29.82	2,480,180	2,239,500
Ivy VIP Small Cap Growth Portfolio - Class II	40,796	8.78	357,988	357,397
Janus Henderson Balanced Portfolio - Service Shares	13,308	41.70	554,927	409,214
Janus Henderson Enterprise Portfolio - Service Shares	4,402	79.93	351,886	241,806
Janus Henderson Global Research Portfolio - Service Shares	276	55.27	15,259	8,351
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	919,625	11.09	10,198,637	9,943,265
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	20,592	17.58	362,016	311,571
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	23,601	11.12	262,445	246,784
Lincoln iShares® Global Growth Allocation Fund - Standard Class	6,055	12.41	75,160	66,650
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	188,990	12.08	2,283,002	2,311,116
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	39,097	29.88	1,168,220	1,211,512
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	5,089	16.54	84,173	88,171

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	92,838	$14.27	$1,324,791	$1,351,270
LVIP American Balanced Allocation Fund - Service Class	358,766	13.07	4,688,716	4,500,271
LVIP American Balanced Allocation Fund - Standard Class	661	13.08	8,638	8,689
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	2,809,887	14.02	39,388,994	35,818,946
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	282,379	11.76	3,320,209	3,222,222
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	731,489	12.37	9,047,784	8,541,170
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	19,239	12.37	238,066	209,764
LVIP American Global Growth Fund - Service Class II	598,833	21.64	12,961,141	11,119,193
LVIP American Global Small Capitalization Fund - Service Class II	200,136	17.02	3,405,716	2,877,343
LVIP American Growth Allocation Fund - Service Class	129,156	13.45	1,737,152	1,700,647
LVIP American Growth Fund - Service Class II	2,014,900	23.03	46,403,144	40,582,685
LVIP American Growth-Income Fund - Service Class II	1,925,206	22.11	42,574,011	38,121,857
LVIP American International Fund - Service Class II	987,139	15.13	14,930,484	13,964,028
LVIP American Preservation Fund - Service Class	17,440	9.91	172,757	170,881
LVIP Baron Growth Opportunities Fund - Service Class	292,221	60.14	17,574,186	13,741,953
LVIP BlackRock Advantage Allocation Fund - Service Class	50,932	12.89	656,714	681,933
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	5,460,039	20.87	113,956,468	104,972,270
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	7,462,580	11.21	83,648,056	76,643,555
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	2,647,926	12.51	33,128,207	29,625,298
LVIP BlackRock Global Real Estate Fund - Service Class	656,209	9.66	6,338,320	5,646,422
LVIP BlackRock Inflation Protected Bond Fund - Service Class	5,310,701	10.05	53,367,232	55,465,594
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	1,948	10.05	19,569	19,969
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	3,215,999	12.99	41,785,481	37,240,746
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	1,937,001	36.52	70,739,282	65,069,344
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	4,147	37.33	154,818	125,634
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	3,161,769	16.53	52,276,690	42,511,605
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	306	17.15	5,249	3,889
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class	3,011,560	13.62	41,008,408	35,405,059
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class	380	13.64	5,184	4,122
LVIP Delaware Bond Fund - Service Class	14,679,915	13.70	201,100,156	201,872,917
LVIP Delaware Bond Fund - Standard Class	275,374	13.70	3,773,180	3,765,201
LVIP Delaware Diversified Floating Rate Fund - Service Class	5,343,046	10.00	53,425,114	53,981,328
LVIP Delaware Diversified Floating Rate Fund - Standard Class	7,877	10.00	78,789	79,604
LVIP Delaware Social Awareness Fund - Service Class	106,155	40.91	4,342,690	3,957,299
LVIP Delaware Social Awareness Fund - Standard Class	6,228	41.15	256,308	210,150
LVIP Delaware Special Opportunities Fund - Service Class	174,926	36.25	6,340,360	6,599,743
LVIP Delaware Wealth Builder Fund - Service Class	124,288	11.79	1,465,103	1,580,671
LVIP Delaware Wealth Builder Fund - Standard Class	11,256	11.81	132,956	150,739
LVIP Dimensional International Core Equity Fund - Service Class	550,987	10.96	6,039,920	5,946,232
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	3,363,215	10.12	34,018,916	33,113,771
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	299,747	34.49	10,337,059	9,658,915
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	153	34.70	5,317	4,718
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	625,105	14.36	8,973,376	7,990,103
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	3,478,155	16.47	57,281,738	48,807,060
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	6,051,434	10.76	65,131,586	63,868,510
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	474	10.77	5,098	5,014
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	2,696,105	13.10	35,318,977	32,230,837
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	396	13.11	5,196	4,785
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	1,898,643	35.45	67,303,102	62,634,743
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	137,676	11.06	1,522,834	1,431,601
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	354,525	10.69	3,791,290	3,708,129
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	6,096,535	14.11	86,009,916	82,798,905
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	12,710	14.11	179,373	181,548
LVIP Global Growth Allocation Managed Risk Fund - Service Class	25,982,850	14.56	378,362,266	343,066,426
LVIP Global Income Fund - Service Class	2,709,365	11.45	31,014,100	30,787,990
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	23,598,229	14.87	350,952,855	323,937,974
LVIP Government Money Market Fund - Service Class	1,648,946	10.00	16,489,465	16,489,464
LVIP Government Money Market Fund - Standard Class	60,674	10.00	606,737	606,737
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	3,516,400	11.93	41,933,070	38,053,570
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	433	11.94	5,166	4,445
LVIP JPMorgan High Yield Fund - Service Class	1,104,633	10.56	11,659,397	11,952,783

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
LVIP JPMorgan Retirement Income Fund - Service Class	312,848	$12.55	$3,927,490	$3,899,656
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	2,694,023	17.36	46,776,322	41,096,398
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	5,288	17.49	92,505	85,868
LVIP MFS International Equity Managed Volatility Fund - Service Class	3,314,972	12.91	42,789,660	35,751,951
LVIP MFS International Growth Fund - Service Class	618,057	19.29	11,919,849	9,973,010
LVIP MFS Value Fund - Service Class	628,501	46.43	29,178,787	23,084,357
LVIP Mondrian International Value Fund - Service Class	591,418	16.95	10,026,315	9,885,611
LVIP Mondrian International Value Fund - Standard Class	45,705	16.96	775,254	757,506
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	368,031	10.82	3,981,362	3,710,774
LVIP PIMCO Low Duration Bond Fund - Service Class	4,095,191	9.90	40,534,200	41,100,237
LVIP PIMCO Low Duration Bond Fund - Standard Class	518	9.90	5,131	5,214
LVIP SSGA Bond Index Fund - Service Class	4,415,306	11.46	50,617,067	49,967,482
LVIP SSGA Bond Index Fund - Standard Class	7,042	11.46	80,702	80,273
LVIP SSGA Conservative Index Allocation Fund - Service Class	650,979	13.53	8,806,447	8,094,806
LVIP SSGA Conservative Structured Allocation Fund - Service Class	685,243	11.97	8,199,613	7,838,649
LVIP SSGA Developed International 150 Fund - Service Class	910,392	8.16	7,426,976	7,646,039
LVIP SSGA Emerging Markets 100 Fund - Service Class	855,037	8.59	7,340,492	7,907,220
LVIP SSGA Emerging Markets 100 Fund - Standard Class	1,653	8.58	14,184	15,604
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	11,866	11.52	136,705	129,264
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	4,947,886	12.27	60,710,561	57,027,367
LVIP SSGA International Index Fund - Service Class	1,391,021	9.85	13,695,990	12,186,602
LVIP SSGA International Managed Volatility Fund - Service Class	2,691,937	9.91	26,682,482	23,661,721
LVIP SSGA Large Cap 100 Fund - Service Class	1,273,908	13.11	16,695,837	16,630,682
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	3,712,319	14.80	54,927,470	47,476,983
LVIP SSGA Mid-Cap Index Fund - Service Class	669,161	11.98	8,017,883	8,184,334
LVIP SSGA Moderate Index Allocation Fund - Service Class	2,264,277	15.34	34,727,217	31,044,779
LVIP SSGA Moderate Structured Allocation Fund - Service Class	3,942,259	12.95	51,032,543	47,493,524
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	1,083,168	15.86	17,179,047	15,002,822
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	2,094,178	13.48	28,223,231	26,381,151
LVIP SSGA S&P 500 Index Fund - Service Class	4,184,522	20.98	87,778,710	67,738,964
LVIP SSGA S&P 500 Index Fund - Standard Class	65,305	20.99	1,370,696	830,731
LVIP SSGA Short-Term Bond Index Fund - Service Class	758,364	10.24	7,762,615	7,765,105
LVIP SSGA Small-Cap Index Fund - Service Class	805,440	31.67	25,504,261	22,526,189
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	735,927	12.74	9,375,712	9,481,585
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	1,543	12.75	19,680	20,431
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	3,834,014	13.00	49,842,182	46,715,637
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	2,627	13.01	34,169	31,983
LVIP T. Rowe Price 2010 Fund - Service Class	38,470	9.71	373,505	402,478
LVIP T. Rowe Price 2020 Fund - Service Class	7,901	10.05	79,361	80,849
LVIP T. Rowe Price 2030 Fund - Service Class	5,664	10.78	61,078	54,550
LVIP T. Rowe Price 2040 Fund - Service Class	2,975	10.26	30,509	34,095
LVIP T. Rowe Price Growth Stock Fund - Service Class	485,923	47.88	23,266,000	16,845,040
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	605,312	28.49	17,244,725	14,592,638
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	6,549	29.72	194,615	166,179
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	575,238	10.73	6,170,579	6,008,089
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	5,079,227	11.39	57,826,997	52,165,567
LVIP Vanguard Domestic Equity ETF Fund - Service Class	969,557	22.26	21,584,270	16,545,101
LVIP Vanguard International Equity ETF Fund - Service Class	1,137,729	11.45	13,021,304	12,059,108
LVIP Wellington Capital Growth Fund - Service Class	178,201	54.95	9,791,992	7,726,708
LVIP Wellington Mid-Cap Value Fund - Service Class	246,819	27.47	6,779,873	5,610,504
LVIP Western Asset Core Bond Fund - Service Class	1,919,243	10.11	19,397,788	18,905,141
MFS® VIT Growth Series - Initial Class	1,278	59.40	75,935	60,604
MFS® VIT Growth Series - Service Class	223,452	56.82	12,696,565	11,033,814
MFS® VIT Total Return Series - Initial Class	7,114	24.90	177,147	174,116
MFS® VIT Total Return Series - Service Class	279,022	24.43	6,816,503	6,531,550
MFS® VIT Utilities Series - Initial Class	6,286	35.18	221,139	191,265
MFS® VIT Utilities Series - Service Class	330,973	34.56	11,438,444	9,424,590
MFS® VIT II Core Equity Portfolio - Service Class	1,009	24.50	24,710	23,347
MFS® VIT II International Intrinsic Value Portfolio - Service Class	52,867	29.47	1,557,981	1,289,230
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	58,960	8.06	475,216	452,533
Morgan Stanley VIF Growth Portfolio - Class II	3,376	33.51	113,146	109,816

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	98,393	$16.01	$1,575,273	$1,463,746
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	25,199	8.33	209,910	220,399
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	552,098	6.49	3,583,117	5,668,254
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	45,054	10.39	468,116	467,033
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	12,737	13.19	168,003	162,801
Putnam VT Equity Income Fund - Class IB	4,052	26.88	108,931	102,464
Putnam VT George Putnam Balanced Fund - Class IB	392,639	13.19	5,178,914	4,691,457
Putnam VT Global Health Care Fund - Class IB	21,349	16.70	356,521	327,206
Putnam VT Income Fund - Class IB	47,505	11.50	546,305	526,349
Putnam VT Multi-Asset Absolute Return Fund - Class IB	28,097	10.03	281,812	290,017
QS Variable Conservative Growth - Class II	108,475	14.83	1,608,683	1,546,488
Rational Trend Aggregation VA Fund	2,810	11.20	31,476	31,115
SEI VP Market Plus Strategy Fund - Class III	242	11.79	2,857	2,569
Templeton Foreign VIP Fund - Class 4	9,629	14.20	136,739	134,136
Templeton Global Bond VIP Fund - Class 2	376,558	15.97	6,013,628	6,437,756
Templeton Global Bond VIP Fund - Class 4	88,134	16.33	1,439,230	1,473,732
Templeton Growth VIP Fund - Class 2	141,172	10.90	1,538,773	1,782,753
VanEck VIP Global Hard Assets Fund - Class S Shares	11,396	18.26	208,087	246,955
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	78,386	9.28	727,426	726,576

6. Changes in Units Outstanding

The change in units outstanding for the year ended December 31, 2019, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Global Thematic Growth Portfolio - Class B	20,005	(26,345)	(6,340)
AB VPS Large Cap Growth Portfolio - Class B	4	(2,824)	(2,820)
AB VPS Small/Mid Cap Value Portfolio - Class B	34,809	(42,609)	(7,800)
ALPS/Alerian Energy Infrastructure Portfolio - Class III	8,267	(522)	7,745
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	15,293	(785)	14,508
ALPS/Stadion Core ETF Portfolio - Class III	33,545	(173,419)	(139,874)
ALPS/Stadion Tactical Growth Portfolio - Class III	11,392	(47,652)	(36,260)
American Century VP Balanced Fund - Class II	361,367	(160,315)	201,052
American Century VP Large Company Value Fund - Class I	1,358	—	1,358
American Century VP Large Company Value Fund - Class II	223,279	(136,661)	86,618
American Funds Asset Allocation Fund - Class 1	5	(8)	(3)
American Funds Asset Allocation Fund - Class 4	269,914	(52,451)	217,463
American Funds Blue Chip Income and Growth Fund - Class 1	178	(736)	(558)
American Funds Blue Chip Income and Growth Fund - Class 4	9,800	(6,756)	3,044
American Funds Bond Fund - Class 1	546	(2,693)	(2,147)
American Funds Capital Income Builder® - Class 4	42,717	(22,673)	20,044
American Funds Global Bond Fund - Class 1	1,342	(39)	1,303
American Funds Global Growth and Income Fund - Class 1	482	(3,063)	(2,581)
American Funds Global Growth Fund - Class 2	5,172	(69,403)	(64,231)
American Funds Global Growth Fund - Class 4	20,417	(13,697)	6,720
American Funds Global Small Capitalization Fund - Class 1	268	—	268
American Funds Global Small Capitalization Fund - Class 2	3,485	(41,411)	(37,926)
American Funds Global Small Capitalization Fund - Class 4	8,628	(7,132)	1,496
American Funds Growth Fund - Class 1	529	(39)	490
American Funds Growth Fund - Class 2	10,621	(212,788)	(202,167)
American Funds Growth Fund - Class 4	115,338	(45,907)	69,431
American Funds Growth-Income Fund - Class 1	1,056	(147)	909
American Funds Growth-Income Fund - Class 2	7,531	(223,538)	(216,007)
American Funds Growth-Income Fund - Class 4	72,553	(20,724)	51,829
American Funds High-Income Bond Fund - Class 1	769	—	769
American Funds International Fund - Class 1	433	(2,002)	(1,569)
American Funds International Fund - Class 2	9,965	(113,169)	(103,204)
American Funds International Fund - Class 4	54,006	(31,485)	22,521
American Funds International Growth and Income Fund - Class 1	794	—	794
American Funds Managed Risk Asset Allocation Fund - Class P2	226,362	(96,267)	130,095

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds Mortgage Fund - Class 4	297	(6,545)	(6,248)
American Funds New World Fund® - Class 1	543	(831)	(288)
American Funds New World Fund® - Class 4	11,931	(8,812)	3,119
BlackRock Global Allocation V.I. Fund - Class I	16	(14)	2
BlackRock Global Allocation V.I. Fund - Class III	187,384	(385,450)	(198,066)
ClearBridge Variable Aggressive Growth Portfolio - Class II	20,135	(10,121)	10,014
ClearBridge Variable Large Cap Growth Portfolio - Class II	495,524	(105,861)	389,663
ClearBridge Variable Mid Cap Portfolio - Class II	33,678	(25,035)	8,643
Columbia VP Emerging Markets Bond Fund - Class 2	64,574	(61,155)	3,419
Columbia VP Strategic Income Fund - Class 2	18,528	(2,627)	15,901
Delaware VIP® Diversified Income Series - Service Class	1,020,213	(525,299)	494,914
Delaware VIP® Diversified Income Series - Standard Class	2,326	(424)	1,902
Delaware VIP® Emerging Markets Series - Service Class	54,361	(109,977)	(55,616)
Delaware VIP® High Yield Series - Service Class	1,817	(29,727)	(27,910)
Delaware VIP® High Yield Series - Standard Class	3	(1,428)	(1,425)
Delaware VIP® Limited-Term Diversified Income Series - Service Class	475,888	(396,822)	79,066
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	266	(1,271)	(1,005)
Delaware VIP® REIT Series - Service Class	44,927	(54,509)	(9,582)
Delaware VIP® REIT Series - Standard Class	3	(802)	(799)
Delaware VIP® Small Cap Value Series - Service Class	127,780	(101,316)	26,464
Delaware VIP® Small Cap Value Series - Standard Class	3	(927)	(924)
Delaware VIP® Smid Cap Core Series - Service Class	16,081	(54,809)	(38,728)
Delaware VIP® Smid Cap Core Series - Standard Class	84	(679)	(595)
Delaware VIP® U.S. Growth Series - Service Class	42,064	(62,348)	(20,284)
Delaware VIP® Value Series - Service Class	75,667	(84,140)	(8,473)
Delaware VIP® Value Series - Standard Class	587	(72)	515
DWS Alternative Asset Allocation VIP Portfolio - Class A	14	(10)	4
DWS Alternative Asset Allocation VIP Portfolio - Class B	17,536	(39,297)	(21,761)
DWS Equity 500 Index VIP Portfolio - Class A	4,210	(10,519)	(6,309)
DWS Small Cap Index VIP Portfolio - Class A	69	(292)	(223)
Eaton Vance VT Floating-Rate Income Fund - Initial Class	55,074	(45,141)	9,933
Fidelity® VIP Balanced Portfolio - Service Class 2	226,761	(12,227)	214,534
Fidelity® VIP Contrafund® Portfolio - Service Class 2	236,371	(190,253)	46,118
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	97,772	(58,692)	39,080
Fidelity® VIP Growth Portfolio - Initial Class	25	(118)	(93)
Fidelity® VIP Growth Portfolio - Service Class 2	61,858	(94,936)	(33,078)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	174,714	(148,460)	26,254
Fidelity® VIP Strategic Income Portfolio - Service Class 2	43,048	(22,511)	20,537
First Trust Dorsey Wright Tactical Core Portfolio - Class I	6,870	(3,618)	3,252
First Trust Multi Income Allocation Portfolio - Class I	4,982	(1,433)	3,549
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	248,072	(64,252)	183,820
Franklin Allocation VIP Fund - Class 4	3,780	(4,096)	(316)
Franklin Income VIP Fund - Class 2	77,577	(206,541)	(128,964)
Franklin Income VIP Fund - Class 4	297,615	(107,278)	190,337
Franklin Mutual Shares VIP Fund - Class 2	23,478	(111,473)	(87,995)
Franklin Mutual Shares VIP Fund - Class 4	83,810	(4,303)	79,507
Franklin Rising Dividends VIP Fund - Class 4	30,818	(1,996)	28,822
Franklin Small Cap Value VIP Fund - Class 4	2,015	(707)	1,308
Franklin Small-Mid Cap Growth VIP Fund - Class 4	5,062	(1,676)	3,386
Goldman Sachs VIT Government Money Market Fund - Service Shares	36,114	(354)	35,760
Goldman Sachs VIT Large Cap Value Fund - Service Shares	758	(6,471)	(5,713)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	2,033	(702)	1,331
Guggenheim VT Long Short Equity	3,231	(591)	2,640
Guggenheim VT Multi-Hedge Strategies	1,212	(429)	783
Hartford Capital Appreciation HLS Fund - Class IC	4,916	(2,242)	2,674
Invesco Oppenheimer V.I. Global Fund - Series II Shares	104	(841)	(737)
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	3,927	(8,466)	(4,539)
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II Shares	10,972	(5,421)	5,551
Invesco V.I. American Franchise Fund - Series I Shares	68	(187)	(119)
Invesco V.I. American Franchise Fund - Series II Shares	6,051	(8,229)	(2,178)
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	4,990	(15,053)	(10,063)
Invesco V.I. Comstock Fund - Series II Shares	1,304	(1,233)	71

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco V.I. Core Equity Fund - Series I Shares	—	(155)	(155)
Invesco V.I. Diversified Dividend Fund - Series II Shares	1,475	(4,339)	(2,864)
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	281,769	(56,747)	225,022
Invesco V.I. Equity and Income Fund - Series II Shares	3,128	(294)	2,834
Invesco V.I. International Growth Fund - Series II Shares	95,008	(49,113)	45,895
Ivy VIP Asset Strategy Portfolio - Class II	4,791	(12,000)	(7,209)
Ivy VIP Energy Portfolio - Class II	3,622	(3,224)	398
Ivy VIP High Income Portfolio - Class II	5,174	(4,336)	838
Ivy VIP Mid Cap Growth Portfolio - Class II	61,637	(39,613)	22,024
Ivy VIP Science and Technology Portfolio - Class II	59,957	(9,534)	50,423
Ivy VIP Small Cap Growth Portfolio - Class II	8,351	(11,047)	(2,696)
Janus Henderson Balanced Portfolio - Service Shares	1,446	(10,849)	(9,403)
Janus Henderson Enterprise Portfolio - Service Shares	1,931	(2,221)	(290)
Janus Henderson Global Research Portfolio - Service Shares	5	(19)	(14)
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	521,253	(79,419)	441,834
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	26	(808)	(782)
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	5,747	(717)	5,030
Lincoln iShares® Global Growth Allocation Fund - Standard Class	—	(50)	(50)
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	149,593	(39,638)	109,955
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	65,303	(23,325)	41,978
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	20	(106)	(86)
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	44,002	(13,261)	30,741
LVIP American Balanced Allocation Fund - Service Class	40,160	(11,365)	28,795
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	396,606	(245,624)	150,982
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	32,553	(33,169)	(616)
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	53,993	(130,574)	(76,581)
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	—	(941)	(941)
LVIP American Global Growth Fund - Service Class II	107,374	(48,699)	58,675
LVIP American Global Small Capitalization Fund - Service Class II	12,236	(33,857)	(21,621)
LVIP American Growth Allocation Fund - Service Class	9,483	(4,731)	4,752
LVIP American Growth Fund - Service Class II	318,190	(105,261)	212,929
LVIP American Growth-Income Fund - Service Class II	328,327	(124,168)	204,159
LVIP American International Fund - Service Class II	153,260	(106,645)	46,615
LVIP American Preservation Fund - Service Class	3,821	(4,054)	(233)
LVIP Baron Growth Opportunities Fund - Service Class	149,257	(87,807)	61,450
LVIP BlackRock Advantage Allocation Fund - Service Class	32,480	(12,725)	19,755
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	4,240,109	(2,113,924)	2,126,185
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	175,189	(703,293)	(528,104)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	624,913	(105,835)	519,078
LVIP BlackRock Global Real Estate Fund - Service Class	32,888	(108,094)	(75,206)
LVIP BlackRock Inflation Protected Bond Fund - Service Class	358,851	(596,810)	(237,959)
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	69	(52)	17
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	1,029,056	(197,784)	831,272
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	534,392	(179,836)	354,556
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	66	(337)	(271)
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	328,597	(355,626)	(27,029)
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	11	(23)	(12)
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	186,036	(1,339,239)	(1,153,203)
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class	1,305,672	(232,368)	1,073,304
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class	27	(29)	(2)
LVIP Delaware Bond Fund - Service Class	1,774,106	(784,865)	989,241
LVIP Delaware Bond Fund - Standard Class	11,661	(28,222)	(16,561)
LVIP Delaware Diversified Floating Rate Fund - Service Class	619,033	(519,498)	99,535
LVIP Delaware Diversified Floating Rate Fund - Standard Class	1,663	—	1,663
LVIP Delaware Social Awareness Fund - Service Class	28,481	(22,603)	5,878
LVIP Delaware Social Awareness Fund - Standard Class	18	(807)	(789)
LVIP Delaware Special Opportunities Fund - Service Class	102,929	(37,905)	65,024
LVIP Delaware Wealth Builder Fund - Service Class	8,693	(11,441)	(2,748)
LVIP Delaware Wealth Builder Fund - Standard Class	8	(455)	(447)
LVIP Dimensional International Core Equity Fund - Service Class	170,111	(62,487)	107,624
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	533,269	(227,484)	305,785
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	125,842	(40,825)	85,017

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	19	(21)	(2)
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	207,877	(79,456)	128,421
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	402,456	(250,760)	151,696
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	1,071,642	(461,405)	610,237
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	52	(38)	14
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	132,705	(319,350)	(186,645)
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	14	(23)	(9)
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	678,750	(405,657)	273,093
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	27,525	(6,050)	21,475
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	210,583	(2,572,005)	(2,361,422)
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	—	(1,267)	(1,267)
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	345,830	(13,203)	332,627
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	107,252	(630,634)	(523,382)
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	—	(628)	(628)
LVIP Global Growth Allocation Managed Risk Fund - Service Class	256,400	(2,135,642)	(1,879,242)
LVIP Global Income Fund - Service Class	142,098	(369,990)	(227,892)
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	343,054	(2,503,891)	(2,160,837)
LVIP Goldman Sachs Income Builder Fund - Service Class	111,568	(189,283)	(77,715)
LVIP Government Money Market Fund - Service Class	1,582,457	(1,871,845)	(289,388)
LVIP Government Money Market Fund - Standard Class	33,777	(45,591)	(11,814)
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	151,521	(2,710,011)	(2,558,490)
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	2,890,694	(217,240)	2,673,454
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	19	(22)	(3)
LVIP JPMorgan High Yield Fund - Service Class	227,772	(169,858)	57,914
LVIP JPMorgan Retirement Income Fund - Service Class	355,612	(58,514)	297,098
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	213,198	(279,027)	(65,829)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	795	—	795
LVIP MFS International Equity Managed Volatility Fund - Service Class	565,521	(252,705)	312,816
LVIP MFS International Growth Fund - Service Class	198,053	(80,999)	117,054
LVIP MFS Value Fund - Service Class	325,729	(220,510)	105,219
LVIP Mondrian International Value Fund - Service Class	71,243	(86,289)	(15,046)
LVIP Mondrian International Value Fund - Standard Class	680	(2,542)	(1,862)
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	60,421	(47,345)	13,076
LVIP PIMCO Low Duration Bond Fund - Service Class	938,181	(787,080)	151,101
LVIP PIMCO Low Duration Bond Fund - Standard Class	77	(49)	28
LVIP SSGA Bond Index Fund - Service Class	435,498	(490,319)	(54,821)
LVIP SSGA Bond Index Fund - Standard Class	1,216	(866)	350
LVIP SSGA Conservative Index Allocation Fund - Service Class	133,737	(79,320)	54,417
LVIP SSGA Conservative Structured Allocation Fund - Service Class	20,455	(132,652)	(112,197)
LVIP SSGA Developed International 150 Fund - Service Class	98,241	(75,331)	22,910
LVIP SSGA Emerging Markets 100 Fund - Service Class	64,575	(95,339)	(30,764)
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	18,542	(6,837)	11,705
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	117,641	(457,205)	(339,564)
LVIP SSGA International Index Fund - Service Class	130,580	(143,320)	(12,740)
LVIP SSGA International Managed Volatility Fund - Service Class	133,224	(381,864)	(248,640)
LVIP SSGA Large Cap 100 Fund - Service Class	75,977	(86,793)	(10,816)
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	673,904	(222,434)	451,470
LVIP SSGA Mid-Cap Index Fund - Service Class	300,023	(19,737)	280,286
LVIP SSGA Moderate Index Allocation Fund - Service Class	222,642	(191,667)	30,975
LVIP SSGA Moderate Structured Allocation Fund - Service Class	95,651	(477,402)	(381,751)
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	113,729	(65,273)	48,456
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	176,466	(182,169)	(5,703)
LVIP SSGA S&P 500 Index Fund - Service Class	618,810	(388,090)	230,720
LVIP SSGA S&P 500 Index Fund - Standard Class	784	(8,080)	(7,296)
LVIP SSGA Short-Term Bond Index Fund - Service Class	686,732	(151,211)	535,521
LVIP SSGA Small-Cap Index Fund - Service Class	342,360	(114,395)	227,965
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	97,003	(72,321)	24,682
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	189	(619)	(430)
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	649,568	(215,811)	433,757
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	573	—	573
LVIP T. Rowe Price 2010 Fund - Service Class	20	(1,055)	(1,035)
LVIP T. Rowe Price 2020 Fund - Service Class	1	(388)	(387)

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP T. Rowe Price 2030 Fund - Service Class	—	(273)	(273)
LVIP T. Rowe Price Growth Stock Fund - Service Class	75,766	(96,735)	(20,969)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	193,495	(54,312)	139,183
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	2,083	(3,045)	(962)
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	563,164	(28,250)	534,914
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	865,170	(283,828)	581,342
LVIP Vanguard Domestic Equity ETF Fund - Service Class	208,521	(79,181)	129,340
LVIP Vanguard International Equity ETF Fund - Service Class	247,432	(93,365)	154,067
LVIP Wellington Capital Growth Fund - Service Class	110,255	(68,597)	41,658
LVIP Wellington Mid-Cap Value Fund - Service Class	40,159	(46,536)	(6,377)
LVIP Western Asset Core Bond Fund - Service Class	863,676	(138,770)	724,906
MFS® VIT Growth Series - Initial Class	5	(131)	(126)
MFS® VIT Growth Series - Service Class	196,361	(64,677)	131,684
MFS® VIT Total Return Series - Initial Class	13	(77)	(64)
MFS® VIT Total Return Series - Service Class	91,248	(35,754)	55,494
MFS® VIT Utilities Series - Initial Class	569	(268)	301
MFS® VIT Utilities Series - Service Class	21,641	(63,960)	(42,319)
MFS® VIT II Core Equity Portfolio - Service Class	2	(696)	(694)
MFS® VIT II International Intrinsic Value Portfolio - Service Class	9,807	(14,739)	(4,932)
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	228	(2,402)	(2,174)
Morgan Stanley VIF Growth Portfolio - Class II	63	(156)	(93)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	2,705	(5,617)	(2,912)
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	—	(965)	(965)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	44,784	(37,091)	7,693
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	2,921	(9,543)	(6,622)
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	184	(1,306)	(1,122)
Putnam VT Equity Income Fund - Class IB	8,218	(91)	8,127
Putnam VT George Putnam Balanced Fund - Class IB	206,169	(24,993)	181,176
Putnam VT Global Health Care Fund - Class IB	4,335	(6,881)	(2,546)
Putnam VT Income Fund - Class IB	69,031	(61,276)	7,755
Putnam VT Multi-Asset Absolute Return Fund - Class IB	1,856	(2,704)	(848)
QS Variable Conservative Growth - Class II	68,933	(11,614)	57,319
Rational Trend Aggregation VA Fund	132	—	132
SEI VP Market Plus Strategy Fund - Class III	3	(1)	2
Templeton Foreign VIP Fund - Class 4	3,934	(1,154)	2,780
Templeton Global Bond VIP Fund - Class 2	31,572	(54,967)	(23,395)
Templeton Global Bond VIP Fund - Class 4	19,340	(18,684)	656
Templeton Growth VIP Fund - Class 2	3,375	(10,904)	(7,529)
VanEck VIP Global Hard Assets Fund - Class S Shares	5,691	(1,728)	3,963
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	65,228	(38,983)	26,245

The change in units outstanding for the year ended December 31, 2018, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Global Thematic Growth Portfolio - Class B	20,033	(29,438)	(9,405)
AB VPS Large Cap Growth Portfolio - Class B	737	(3,203)	(2,466)
AB VPS Small/Mid Cap Value Portfolio - Class B	38,581	(38,953)	(372)
ALPS/Alerian Energy Infrastructure Portfolio - Class III	627	(2,207)	(1,580)
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	6,489	(338)	6,151
ALPS/Stadion Core ETF Portfolio - Class III	82,388	(1,590)	80,798
ALPS/Stadion Tactical Growth Portfolio - Class III	22,419	(147)	22,272
American Century VP Balanced Fund - Class II	259,431	(22,048)	237,383
American Century VP Large Company Value Fund - Class II	141,004	(8,980)	132,024
American Funds Asset Allocation Fund - Class 1	6	(6)	—
American Funds Asset Allocation Fund - Class 4	190,338	(57,062)	133,276
American Funds Blue Chip Income and Growth Fund - Class 1	623	(1,043)	(420)
American Funds Blue Chip Income and Growth Fund - Class 4	15,728	(12,213)	3,515
American Funds Bond Fund - Class 1	505	(192)	313
American Funds Capital Income Builder® - Class 1	—	(678)	(678)
American Funds Capital Income Builder® - Class 4	25,964	(18,744)	7,220
American Funds Global Bond Fund - Class 1	1,382	(48)	1,334

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds Global Growth and Income Fund - Class 1	365	(33)	332
American Funds Global Growth Fund - Class 2	18,665	(75,389)	(56,724)
American Funds Global Growth Fund - Class 4	40,874	(12,714)	28,160
American Funds Global Small Capitalization Fund - Class 1	276	—	276
American Funds Global Small Capitalization Fund - Class 2	8,907	(49,272)	(40,365)
American Funds Global Small Capitalization Fund - Class 4	5,726	(2,647)	3,079
American Funds Growth Fund - Class 1	550	(39)	511
American Funds Growth Fund - Class 2	18,861	(306,325)	(287,464)
American Funds Growth Fund - Class 4	68,539	(26,807)	41,732
American Funds Growth-Income Fund - Class 1	1,198	(150)	1,048
American Funds Growth-Income Fund - Class 2	18,485	(355,105)	(336,620)
American Funds Growth-Income Fund - Class 4	55,324	(41,213)	14,111
American Funds High-Income Bond Fund - Class 1	804	—	804
American Funds International Fund - Class 1	564	(268)	296
American Funds International Fund - Class 2	41,909	(154,563)	(112,654)
American Funds International Fund - Class 4	60,414	(15,859)	44,555
American Funds International Growth and Income Fund - Class 1	804	—	804
American Funds Managed Risk Asset Allocation Fund - Class P1	—	(540)	(540)
American Funds Managed Risk Asset Allocation Fund - Class P2	331,196	(144,284)	186,912
American Funds Mortgage Fund - Class 4	1,413	(6,663)	(5,250)
American Funds New World Fund® - Class 1	645	(76)	569
American Funds New World Fund® - Class 4	12,754	(13,699)	(945)
BlackRock Global Allocation V.I. Fund - Class I	30	(6)	24
BlackRock Global Allocation V.I. Fund - Class III	151,358	(475,267)	(323,909)
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	82	(12,353)	(12,271)
ClearBridge Variable Aggressive Growth Portfolio - Class II	26,857	(2,062)	24,795
ClearBridge Variable Large Cap Growth Portfolio - Class II	553,904	(62,428)	491,476
ClearBridge Variable Mid Cap Portfolio - Class II	48,060	(24,822)	23,238
Columbia VP Commodity Strategy Fund - Class 2	—	(1)	(1)
Columbia VP Emerging Markets Bond Fund - Class 2	12,160	(17,745)	(5,585)
Columbia VP Strategic Income Fund - Class 2	1,003	(910)	93
Delaware VIP® Diversified Income Series - Service Class	725,680	(635,298)	90,382
Delaware VIP® Diversified Income Series - Standard Class	2,165	(738)	1,427
Delaware VIP® Emerging Markets Series - Service Class	143,889	(123,339)	20,550
Delaware VIP® High Yield Series - Service Class	5,776	(47,837)	(42,061)
Delaware VIP® High Yield Series - Standard Class	1,327	(6,906)	(5,579)
Delaware VIP® Limited-Term Diversified Income Series - Service Class	512,497	(630,451)	(117,954)
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	200	(86)	114
Delaware VIP® REIT Series - Service Class	29,587	(70,560)	(40,973)
Delaware VIP® REIT Series - Standard Class	35	(1,764)	(1,729)
Delaware VIP® Small Cap Value Series - Service Class	126,387	(99,982)	26,405
Delaware VIP® Small Cap Value Series - Standard Class	26	(3,179)	(3,153)
Delaware VIP® Smid Cap Core Series - Service Class	49,114	(74,329)	(25,215)
Delaware VIP® Smid Cap Core Series - Standard Class	273	(1,655)	(1,382)
Delaware VIP® U.S. Growth Series - Service Class	37,859	(37,275)	584
Delaware VIP® Value Series - Service Class	149,014	(115,585)	33,429
Delaware VIP® Value Series - Standard Class	3	(1,734)	(1,731)
DWS Alternative Asset Allocation VIP Portfolio - Class A	16	(11)	5
DWS Alternative Asset Allocation VIP Portfolio - Class B	32,999	(37,652)	(4,653)
DWS Equity 500 Index VIP Portfolio - Class A	5,419	(17,066)	(11,647)
DWS Small Cap Index VIP Portfolio - Class A	52	(332)	(280)
Eaton Vance VT Floating-Rate Income Fund - Initial Class	153,341	(27,471)	125,870
Fidelity® VIP Contrafund® Portfolio - Service Class 2	285,410	(181,448)	103,962
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	137,571	(91,426)	46,145
Fidelity® VIP Growth Portfolio - Initial Class	24	(2,436)	(2,412)
Fidelity® VIP Growth Portfolio - Service Class 2	100,467	(70,269)	30,198
Fidelity® VIP Mid Cap Portfolio - Service Class 2	183,438	(148,946)	34,492
Fidelity® VIP Strategic Income Portfolio - Service Class 2	33,464	(16,192)	17,272
First Trust Dorsey Wright Tactical Core Portfolio - Class I	12,206	(1,073)	11,133
First Trust Multi Income Allocation Portfolio - Class I	3,522	(1,070)	2,452
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	339,404	(16,080)	323,324
Franklin Allocation VIP Fund - Class 4	358	(3,751)	(3,393)

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Franklin Income VIP Fund - Class 2	68,490	(227,617)	(159,127)
Franklin Income VIP Fund - Class 4	158,411	(26,853)	131,558
Franklin Mutual Shares VIP Fund - Class 2	27,677	(159,191)	(131,514)
Franklin Mutual Shares VIP Fund - Class 4	55,740	(4,086)	51,654
Franklin Rising Dividends VIP Fund - Class 4	4,278	(12,478)	(8,200)
Franklin Small Cap Value VIP Fund - Class 4	5,495	(305)	5,190
Franklin Small-Mid Cap Growth VIP Fund - Class 4	5,710	(1,186)	4,524
Goldman Sachs VIT Government Money Market Fund - Service Shares	1,585	(60,282)	(58,697)
Goldman Sachs VIT Large Cap Value Fund - Service Shares	2,387	(9,857)	(7,470)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	1,005	(784)	221
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	491	(11,704)	(11,213)
Guggenheim VT Long Short Equity	8,831	(5,139)	3,692
Guggenheim VT Multi-Hedge Strategies	184	(701)	(517)
Hartford Capital Appreciation HLS Fund - Class IC	6,415	(560)	5,855
Invesco Oppenheimer V.I. Global Fund - Series II Shares	579	(422)	157
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	46,405	(11,520)	34,885
Invesco Oppenheimer V.I. Main Street Small Cap Fund® - Series II Shares	6,127	(1,549)	4,578
Invesco V.I. American Franchise Fund - Series I Shares	107	(403)	(296)
Invesco V.I. American Franchise Fund - Series II Shares	4,176	—	4,176
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	21,443	(30,367)	(8,924)
Invesco V.I. Comstock Fund - Series II Shares	595	(660)	(65)
Invesco V.I. Core Equity Fund - Series I Shares	—	(1,438)	(1,438)
Invesco V.I. Diversified Dividend Fund - Series II Shares	1,230	(1,483)	(253)
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	333,879	(36,363)	297,516
Invesco V.I. Equity and Income Fund - Series II Shares	178	(7,879)	(7,701)
Invesco V.I. International Growth Fund - Series II Shares	81,092	(42,357)	38,735
Ivy VIP Asset Strategy Portfolio - Class II	14,881	(3,479)	11,402
Ivy VIP Energy Portfolio - Class II	10,425	(8,568)	1,857
Ivy VIP High Income Portfolio - Class II	10,076	(5,321)	4,755
Ivy VIP Micro Cap Growth Portfolio - Class II	6,703	(28,545)	(21,842)
Ivy VIP Mid Cap Growth Portfolio - Class II	31,496	(7,316)	24,180
Ivy VIP Science and Technology Portfolio - Class II	60,451	(18,646)	41,805
Ivy VIP Small Cap Growth Portfolio - Class II	27,742	(333)	27,409
Janus Henderson Balanced Portfolio - Service Shares	1,436	(4,983)	(3,547)
Janus Henderson Enterprise Portfolio - Service Shares	1,963	(3,293)	(1,330)
Janus Henderson Global Research Portfolio - Service Shares	19	(8)	11
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	285,527	(57,344)	228,183
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	10,101	(1,963)	8,138
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	4,172	(910)	3,262
Lincoln iShares® Global Growth Allocation Fund - Standard Class	—	(51)	(51)
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	37,596	(31,073)	6,523
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	37,246	(5,336)	31,910
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	18	(117)	(99)
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	36,623	(15,717)	20,906
LVIP American Balanced Allocation Fund - Service Class	25,070	(23,264)	1,806
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	574,811	(228,677)	346,134
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	82,539	(73,858)	8,681
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	—	(562)	(562)
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	88,769	(296,229)	(207,460)
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	—	(987)	(987)
LVIP American Global Growth Fund - Service Class II	157,846	(34,137)	123,709
LVIP American Global Small Capitalization Fund - Service Class II	33,810	(23,889)	9,921
LVIP American Growth Allocation Fund - Service Class	69,758	(18,067)	51,691
LVIP American Growth Fund - Service Class II	403,093	(141,280)	261,813
LVIP American Growth-Income Fund - Service Class II	437,684	(123,918)	313,766
LVIP American International Fund - Service Class II	358,010	(55,277)	302,733
LVIP American Preservation Fund - Service Class	10,737	(4,468)	6,269
LVIP Baron Growth Opportunities Fund - Service Class	138,375	(99,115)	39,260
LVIP BlackRock Advantage Allocation Fund - Service Class	27,370	(4,651)	22,719
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	791,395	(353,098)	438,297
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	482,934	(594,808)	(111,874)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	763,921	(120,180)	643,741

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP BlackRock Global Real Estate Fund - Service Class	41,899	(88,095)	(46,196)
LVIP BlackRock Inflation Protected Bond Fund - Service Class	557,744	(614,447)	(56,703)
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	45	(1,559)	(1,514)
LVIP BlackRock Multi-Asset Income Fund - Service Class	26	(42,786)	(42,760)
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	640,384	(121,577)	518,807
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	769,460	(168,471)	600,989
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	118	(2,563)	(2,445)
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	565,217	(317,915)	247,302
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	13	(21)	(8)
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	325,415	(87,726)	237,689
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class	227,337	(171,167)	56,170
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class	14	(32)	(18)
LVIP Delaware Bond Fund - Service Class	1,883,310	(1,024,773)	858,537
LVIP Delaware Bond Fund - Standard Class	8,094	(32,008)	(23,914)
LVIP Delaware Diversified Floating Rate Fund - Service Class	1,052,961	(753,250)	299,711
LVIP Delaware Diversified Floating Rate Fund - Standard Class	1,692	(1,627)	65
LVIP Delaware Social Awareness Fund - Service Class	26,653	(40,611)	(13,958)
LVIP Delaware Social Awareness Fund - Standard Class	29	(2,903)	(2,874)
LVIP Delaware Special Opportunities Fund - Service Class	75,868	(27,079)	48,789
LVIP Delaware Wealth Builder Fund - Service Class	11,676	(22,338)	(10,662)
LVIP Delaware Wealth Builder Fund - Standard Class	20	(1,048)	(1,028)
LVIP Dimensional International Core Equity Fund - Service Class	296,722	(36,518)	260,204
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	1,045,381	(130,738)	914,643
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	218,157	(34,546)	183,611
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	8	(12)	(4)
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	365,884	(51,014)	314,870
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	613,599	(273,762)	339,837
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	1,298,546	(475,576)	822,970
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	35	(48)	(13)
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	161,640	(337,263)	(175,623)
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	28	(30)	(2)
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	758,885	(464,378)	294,507
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	48,246	(7,775)	40,471
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	237,899	(231,610)	6,289
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	7,619	—	7,619
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	164,942	(795,807)	(630,865)
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	—	(658)	(658)
LVIP Global Growth Allocation Managed Risk Fund - Service Class	740,764	(2,979,598)	(2,238,834)
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	—	(406)	(406)
LVIP Global Income Fund - Service Class	206,586	(448,277)	(241,691)
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	518,949	(2,913,176)	(2,394,227)
LVIP Goldman Sachs Income Builder Fund - Service Class	57,113	(2,660)	54,453
LVIP Government Money Market Fund - Service Class	1,947,841	(1,332,466)	615,375
LVIP Government Money Market Fund - Standard Class	83,199	(103,081)	(19,882)
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	386,127	(406,748)	(20,621)
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	233,673	(87,120)	146,553
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	29	(27)	2
LVIP JPMorgan High Yield Fund - Service Class	185,174	(142,072)	43,102
LVIP JPMorgan Retirement Income Fund - Service Class	39,356	(4,662)	34,694
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	315,787	(307,005)	8,782
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	767	—	767
LVIP MFS International Equity Managed Volatility Fund - Service Class	1,002,214	(91,022)	911,192
LVIP MFS International Growth Fund - Service Class	209,395	(90,860)	118,535
LVIP MFS Value Fund - Service Class	240,119	(311,248)	(71,129)
LVIP Mondrian International Value Fund - Service Class	70,464	(91,374)	(20,910)
LVIP Mondrian International Value Fund - Standard Class	848	(5,238)	(4,390)
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	97,822	(27,024)	70,798
LVIP PIMCO Low Duration Bond Fund - Service Class	1,118,709	(434,482)	684,227
LVIP PIMCO Low Duration Bond Fund - Standard Class	45	(38)	7
LVIP SSGA Bond Index Fund - Service Class	429,138	(682,269)	(253,131)
LVIP SSGA Bond Index Fund - Standard Class	576	(1,642)	(1,066)
LVIP SSGA Conservative Index Allocation Fund - Service Class	107,013	(82,286)	24,727

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP SSGA Conservative Structured Allocation Fund - Service Class	28,932	(117,036)	(88,104)
LVIP SSGA Developed International 150 Fund - Service Class	122,282	(106,538)	15,744
LVIP SSGA Emerging Markets 100 Fund - Service Class	155,063	(126,432)	28,631
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	260,031	(680,267)	(420,236)
LVIP SSGA International Index Fund - Service Class	230,858	(124,329)	106,529
LVIP SSGA International Managed Volatility Fund - Service Class	279,322	(159,707)	119,615
LVIP SSGA Large Cap 100 Fund - Service Class	69,264	(124,577)	(55,313)
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	931,793	(193,215)	738,578
LVIP SSGA Mid-Cap Index Fund - Service Class	232,872	(39,969)	192,903
LVIP SSGA Moderate Index Allocation Fund - Service Class	724,790	(354,539)	370,251
LVIP SSGA Moderate Structured Allocation Fund - Service Class	367,867	(437,842)	(69,975)
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	361,907	(230,577)	131,330
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	187,039	(244,747)	(57,708)
LVIP SSGA S&P 500 Index Fund - Service Class	548,283	(344,276)	204,007
LVIP SSGA S&P 500 Index Fund - Standard Class	844	(6,966)	(6,122)
LVIP SSGA Short-Term Bond Index Fund - Service Class	311,788	(97,728)	214,060
LVIP SSGA Small-Cap Index Fund - Service Class	302,923	(142,161)	160,762
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	85,953	(52,924)	33,029
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	188	(127)	61
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	970,873	(185,059)	785,814
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	542	—	542
LVIP T. Rowe Price 2010 Fund - Service Class	6,368	(581)	5,787
LVIP T. Rowe Price 2020 Fund - Service Class	87	(12,870)	(12,783)
LVIP T. Rowe Price 2030 Fund - Service Class	—	(23)	(23)
LVIP T. Rowe Price 2040 Fund - Service Class	—	(87)	(87)
LVIP T. Rowe Price Growth Stock Fund - Service Class	125,180	(181,243)	(56,063)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	124,588	(50,511)	74,077
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	3,046	(1,200)	1,846
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	20,848	(2)	20,846
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	640,667	(391,530)	249,137
LVIP Vanguard Domestic Equity ETF Fund - Service Class	258,262	(70,216)	188,046
LVIP Vanguard International Equity ETF Fund - Service Class	407,035	(87,689)	319,346
LVIP Wellington Capital Growth Fund - Service Class	104,423	(49,650)	54,773
LVIP Wellington Mid-Cap Value Fund - Service Class	70,394	(80,079)	(9,685)
LVIP Western Asset Core Bond Fund - Service Class	848,941	(90,489)	758,452
MFS® VIT Growth Series - Initial Class	5	(853)	(848)
MFS® VIT Growth Series - Service Class	138,290	(71,516)	66,774
MFS® VIT Total Return Series - Initial Class	14	(4,564)	(4,550)
MFS® VIT Total Return Series - Service Class	73,171	(16,832)	56,339
MFS® VIT Utilities Series - Initial Class	13	(2,649)	(2,636)
MFS® VIT Utilities Series - Service Class	37,514	(80,978)	(43,464)
MFS® VIT II Core Equity Portfolio - Service Class	635	(64)	571
MFS® VIT II International Intrinsic Value Portfolio - Service Class	18,714	(22,890)	(4,176)
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	16,990	(3,303)	13,687
Morgan Stanley VIF Growth Portfolio - Class II	1,158	(136)	1,022
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	1,087	(12,261)	(11,174)
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	10,067	(10,519)	(452)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	36,093	(22,718)	13,375
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	15,631	(9,874)	5,757
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	69	(1,887)	(1,818)
Putnam VT Equity Income Fund - Class IB	15	(53)	(38)
Putnam VT George Putnam Balanced Fund - Class IB	102,113	(23,586)	78,527
Putnam VT Global Health Care Fund - Class IB	81	(5,799)	(5,718)
Putnam VT Income Fund - Class IB	8,740	(2,156)	6,584
Putnam VT Multi-Asset Absolute Return Fund - Class IB	21,663	(1,571)	20,092
QS Variable Conservative Growth - Class II	78,547	(8,699)	69,848
Rational Trend Aggregation VA Fund	39	(63)	(24)
SEI VP Market Plus Strategy Fund - Class III	70	(4)	66
Templeton Foreign VIP Fund - Class 4	4,004	(12,279)	(8,275)
Templeton Global Bond VIP Fund - Class 2	23,090	(70,026)	(46,936)
Templeton Global Bond VIP Fund - Class 4	56,296	(12,323)	43,973
Templeton Growth VIP Fund - Class 2	5,575	(19,119)	(13,544)

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
VanEck VIP Global Hard Assets Fund - Class S Shares	22,310	(2,531)	19,779
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	676	(13,228)	(12,552)
Virtus Rampart Equity Trend Series - Class A Shares	—	(1,695)	(1,695)

7. Subsequent Events

Management evaluated subsequent events through the date these financial statements were issued.

The worldwide coronavirus, or COVID-19, outbreak in the first quarter of 2020 has led to an extreme downturn and volatility of the financial markets and wide-ranging changes in consumer behavior. As the economic and regulatory environment continues to evolve, we cannot reasonably estimate the length or severity of this event or the impact to Separate Account performance and financial results. However, in general, a deterioration in general economic and business conditions can have a negative impact on individual unit values and could cause a net decrease in net assets resulting from operations of the separate account.

Management identified no other items or events required for disclosure.

Report of Independent Registered Public Accounting Firm

To the Stockholders and Board of Directors of Lincoln Life & Annuity Company of New York
and

Contract Owners of Lincoln New York Account N for Variable Annuities

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Lincoln New York Account N for Variable Annuities ("Variable Account"), as of December 31, 2019, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2019, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on each of the subaccounts' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Variable Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Ernst & Young

We have served as the Variable Account's Auditor since 2004.
Philadelphia, Pennsylvania
April 15, 2020

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
AB VPS Global Thematic Growth Portfolio - Class B	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
AB VPS Large Cap Growth Portfolio - Class B	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
AB VPS Small/Mid Cap Value Portfolio - Class B	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
ALPS/Alerian Energy Infrastructure Portfolio - Class III	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
ALPS/Red Rocks Listed Private Equity Portfolio - Class III	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
ALPS/Stadion Core ETF Portfolio - Class III	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019 (the fund ceased to be available as an investment option to Variable Account contract owners during 2019)
ALPS/Stadion Tactical Growth Portfolio - Class III	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019 (the fund ceased to be available as an investment option to Variable Account contract owners during 2019)
American Century VP Balanced Fund - Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Century VP Large Company Value Fund - Class I	As of December 31, 2019	For the period from June 6, 2019 through December 31, 2019	For the period from June 6, 2019 through December 31, 2019
American Century VP Large Company Value Fund - Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Asset Allocation Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Asset Allocation Fund - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Blue Chip Income and Growth Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Blue Chip Income and Growth Fund - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Bond Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Capital Income Builder® - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Capital Income Builder® - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Global Bond Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Global Growth and Income Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Global Growth Fund - Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Global Growth Fund - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Global Small Capitalization Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
American Funds Global Small Capitalization Fund - Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Global Small Capitalization Fund - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Growth Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Growth Fund - Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Growth Fund - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Growth-Income Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Growth-Income Fund - Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Growth-Income Fund - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds High-Income Bond Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds International Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds International Fund - Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds International Fund - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds International Growth and Income Fund - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Managed Risk Asset Allocation Fund - Class P1	Available fund with no money invested at December 31, 2019	Available fund with no activity in the Statements of Operations at December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Managed Risk Asset Allocation Fund - Class P2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds Mortgage Fund - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds New World Fund® - Class 1	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
American Funds New World Fund® - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
BlackRock Global Allocation V.I. Fund - Class I	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
BlackRock Global Allocation V.I. Fund - Class III	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
BlackRock iShares® Alternative Strategies V.I. Fund - Class III	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	For the year ended December 31, 2018 (the fund ceased to be available as an investment option to Variable Account contract owners during 2018)
ClearBridge Variable Aggressive Growth Portfolio - Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
ClearBridge Variable Large Cap Growth Portfolio - Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
ClearBridge Variable Mid Cap Portfolio - Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Columbia VP Commodity Strategy Fund - Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Columbia VP Emerging Markets Bond Fund - Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Columbia VP Strategic Income Fund - Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® Diversified Income Series - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® Diversified Income Series - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® Emerging Markets Series - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® High Yield Series - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® High Yield Series - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® Limited-Term Diversified Income Series - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® Limited-Term Diversified Income Series - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® REIT Series - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® REIT Series - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® Small Cap Value Series - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® Small Cap Value Series - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® Smid Cap Core Series - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® Smid Cap Core Series - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® U.S. Growth Series - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® Value Series - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Delaware VIP® Value Series - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
DWS Alternative Asset Allocation VIP Portfolio - Class A	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
DWS Alternative Asset Allocation VIP Portfolio - Class B	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
DWS Equity 500 Index VIP Portfolio - Class A	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
DWS Small Cap Index VIP Portfolio - Class A	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Eaton Vance VT Floating-Rate Income Fund - Initial Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Fidelity® VIP Balanced Portfolio - Service Class 2	As of December 31, 2019	For the period from June 14, 2019 through December 31, 2019	For the period from June 14, 2019 through December 31, 2019
Fidelity® VIP Contrafund® Portfolio - Service Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Fidelity® VIP Growth Portfolio - Initial Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Fidelity® VIP Growth Portfolio - Service Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Fidelity® VIP Mid Cap Portfolio - Service Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Fidelity® VIP Strategic Income Portfolio - Service Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
First Trust Dorsey Wright Tactical Core Portfolio - Class I	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
First Trust Multi Income Allocation Portfolio - Class I	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Franklin Allocation VIP Fund - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Franklin Income VIP Fund - Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Franklin Income VIP Fund - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Franklin Mutual Shares VIP Fund - Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Franklin Mutual Shares VIP Fund - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Franklin Rising Dividends VIP Fund - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Franklin Small Cap Value VIP Fund - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Franklin Small-Mid Cap Growth VIP Fund - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Goldman Sachs VIT Government Money Market Fund - Service Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Goldman Sachs VIT Large Cap Value Fund - Service Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Goldman Sachs VIT Strategic Income Fund - Advisor Shares	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	For the year ended December 31, 2018 (the fund ceased to be available as an investment option to Variable Account contract owners during 2018)
Guggenheim VT Long Short Equity	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Guggenheim VT Multi-Hedge Strategies	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Hartford Capital Appreciation HLS Fund - Class IC	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco Oppenheimer V.I. Global Fund - Series II Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco Oppenheimer V.I. Main Street Small Cap Fund®- Series II Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco V.I. American Franchise Fund - Series I Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco V.I. American Franchise Fund - Series II Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco V.I. Comstock Fund - Series II Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco V.I. Core Equity Fund - Series I Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco V.I. Diversified Dividend Fund - Series II Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco V.I. Equity and Income Fund - Series II Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco V.I. International Growth Fund - Series I Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Invesco V.I. International Growth Fund - Series II Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Ivy VIP Asset Strategy Portfolio - Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Ivy VIP Energy Portfolio - Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Ivy VIP High Income Portfolio - Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Ivy VIP Micro Cap Growth Portfolio - Class II	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	For the year ended December 31, 2018 (the fund ceased to be available as an investment option to Variable Account contract owners during 2018)
Ivy VIP Mid Cap Growth Portfolio - Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Ivy VIP Science and Technology Portfolio - Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Ivy VIP Small Cap Growth Portfolio - Class II	As of December 31, 2019	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from November 2, 2018 (commencement of operations) through December 31, 2018
Janus Henderson Balanced Portfolio - Service Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Janus Henderson Enterprise Portfolio - Service Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Janus Henderson Global Research Portfolio - Service Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Lincoln iShares® Global Growth Allocation Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP American Balanced Allocation Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP American Balanced Allocation Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class	Available fund with no money invested at December 31, 2019	Available fund with no activity in the Statements of Operations at December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP American Global Growth Fund - Service Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP American Global Small Capitalization Fund - Service Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP American Growth Allocation Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP American Growth Fund - Service Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP American Growth-Income Fund - Service Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP American International Fund - Service Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP American Preservation Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Baron Growth Opportunities Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP BlackRock Advantage Allocation Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP BlackRock Global Real Estate Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP BlackRock Inflation Protected Bond Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP BlackRock Multi-Asset Income Fund - Service Class	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	For the year ended December 31, 2018 (the fund ceased to be available as an investment option to Variable Account contract owners during 2018)
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP ClearBridge Large Cap Managed Volatility Fund - Service Class	N/A - the fund merged into LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class during 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019 (the fund merged into LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class during 2019)
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Delaware Bond Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Delaware Bond Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Delaware Diversified Floating Rate Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Delaware Diversified Floating Rate Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Delaware Social Awareness Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Delaware Social Awareness Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Delaware Special Opportunities Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Delaware Wealth Builder Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Delaware Wealth Builder Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Dimensional International Core Equity Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Dimensional/Vanguard Total Bond Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Dimensional/Vanguard Total Bond Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Franklin Templeton Value Managed Volatility Fund - Service Class	N/A - the fund merged into LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class during 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019 (the fund merged into LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class during 2019)
LVIP Franklin Templeton Value Managed Volatility Fund - Standard Class	N/A - the fund merged into LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class during 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019 (the fund merged into LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class during 2019)
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from December 11, 2018 (commencement of operations) through December 31, 2018
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Global Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Global Growth Allocation Managed Risk Fund - Standard Class	Available fund with no money invested at December 31, 2019	Available fund with no activity in the Statements of Operations at December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Global Income Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Goldman Sachs Income Builder Fund - Service Class	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019 (the fund ceased to be available as an investment option to Variable Account contract owners during 2019)
LVIP Government Money Market Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Government Money Market Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Invesco Diversified Equity-Income Managed Volatility Fund - Service Class	N/A - the fund merged into LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class during 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019 (the fund merged into LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class during 2019)
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP JPMorgan High Yield Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP JPMorgan Retirement Income Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP MFS International Equity Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP MFS International Growth Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP MFS Value Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Mondrian International Value Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Mondrian International Value Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP PIMCO Low Duration Bond Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP PIMCO Low Duration Bond Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Bond Index Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Bond Index Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Conservative Index Allocation Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Conservative Structured Allocation Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Developed International 150 Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Emerging Markets 100 Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Emerging Markets 100 Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	As of December 31, 2019	For the period from February 1, 2019 through December 31, 2019	For the period from February 1, 2019 through December 31, 2019

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA International Index Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA International Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Large Cap 100 Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Mid-Cap Index Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Moderate Index Allocation Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Moderate Structured Allocation Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA S&P 500 Index Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA S&P 500 Index Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Short-Term Bond Index Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from June 1, 2018 (commencement of operations) through December 31, 2018
LVIP SSGA Small-Cap Index Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP T. Rowe Price 2010 Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP T. Rowe Price 2020 Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP T. Rowe Price 2030 Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP T. Rowe Price 2040 Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP T. Rowe Price Growth Stock Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from November 20, 2018 (commencement of operations) through December 31, 2018
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Vanguard Domestic Equity ETF Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Vanguard International Equity ETF Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Wellington Capital Growth Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Wellington Mid-Cap Value Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
LVIP Western Asset Core Bond Fund - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
MFS® VIT Growth Series - Initial Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
MFS® VIT Growth Series - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
MFS® VIT Total Return Series - Initial Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
MFS® VIT Total Return Series - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
MFS® VIT Utilities Series - Initial Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
MFS® VIT Utilities Series - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
MFS® VIT II Core Equity Portfolio - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
MFS® VIT II International Intrinsic Value Portfolio - Service Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Morgan Stanley VIF Growth Portfolio - Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
PIMCO VIT All Asset All Authority Portfolio - Advisor Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Putnam VT Equity Income Fund - Class IB	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Putnam VT George Putnam Balanced Fund - Class IB	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Putnam VT Global Health Care Fund - Class IB	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Putnam VT Income Fund - Class IB	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Putnam VT Multi-Asset Absolute Return Fund - Class IB	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
QS Variable Conservative Growth - Class II	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Rational Trend Aggregation VA Fund	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
SEI VP Market Plus Strategy Fund - Class III	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Templeton Foreign VIP Fund - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Templeton Global Bond VIP Fund - Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Templeton Global Bond VIP Fund - Class 4	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Templeton Growth VIP Fund - Class 2	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
VanEck VIP Global Hard Assets Fund - Class S Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	As of December 31, 2019	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019
Virtus Rampart Equity Trend Series - Class A Shares	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2018	For the year ended December 31, 2018 (the fund ceased to be available as an investment option to Variable Account contract owners during 2018)

Lincoln New York Account N for Variable Annuities
PART C - OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a) List of Financial Statements
1. Part A
The Table of Condensed Financial Information is included in Part A of this Registration Statement.
2. Part B
The following financial statements for the Variable Account are included in Part B of this Registration Statement:
Statement of Assets and Liabilities - December 31, 2019
Statement of Operations - Year ended December 31, 2019
Statements of Changes in Net Assets - Years ended December 31, 2019 and 2018
Notes to Financial Statements - December 31, 2019
Report of Independent Registered Public Accounting Firm
3. Part B
The following financial statements for Lincoln Life & Annuity Company of New York are included in Part B of this Registration Statement:
Balance Sheets - Years ended December 31, 2019 and 2018
Statements of Comprehensive Income (Loss) - Years ended December 31, 2019, 2018 and 2017
Statements of Stockholder’s Equity - Years ended December 31, 2019, 2018 and 2017
Statements of Cash Flows - Years ended December 31, 2019, 2018 and 2017
Notes to Financial Statements - December 31, 2019
Report of Independent Registered Public Accounting Firm
(b) List of Exhibits
(1)(a) Resolution of Board of Directors and Memorandum authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on December 30, 1999.
(b) Amendment to that Certain Memorandum incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on December 30, 1999.
(2) Not Applicable
(3)(a) Principal Underwriting Agreement between Lincoln Financial Distributors, Inc. and Lincoln Life & Annuity Company of New York incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
(b) Form of Broker-Dealer Selling Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-222786) filed on January 30, 2018.
(4)(a) Annuity Contract (30070-A-NY) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
(b) Contract Specifications (30070-CD-A) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-193277) filed on January 10, 2014.
(c) Large Account Credit Rider (AR-568) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-193277) filed on January 10, 2014.
(d) Annuity Payment Option Rider (32147) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on April 9, 2001.
(e) Amendment for IRA Retirement Plan (AE-283) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-171096) filed on April 12, 2016.

(f) Amendment for Roth IRA Retirement Plan (AE-284) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-171096) filed on April 12, 2016.
(g) DCA Fixed Account Allocations (NYCPALGV 5/03) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-93875) filed on April 20, 2004.
(h) Variable Annuity Payment Option Rider (i4LA-NQ 8/10 NY Rev 09-02) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.
(i) Variable Annuity Payment Option Rider (i4LA-Q 8/10 NY Rev 09-02) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.
(j) Variable Annuity Amendment (AR-440 NY) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-171097) filed on June 21, 2011.
(k) Contract Amendment – Maturity Date (AR-554 10/14) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-181616) filed on April 8, 2015.
(5) Application (ANF06747NY-LIA) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193277) filed on May 16, 2014.
(6) Amended and Restated By-laws of Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-175691) filed on July 21, 2011.
(7)(a) Automatic Indemnity Reinsurance Agreement dated December 31, 2007, Amended and Restated as of January 1, 2010 between Lincoln Life & Annuity Company of New York and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.
(b) Novation Agreement effective as of January 1, 2010 by and among Lincoln National Reinsurance Company (Barbados) Limited, Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.
(i) Amendments to Automatic Indemnity Reinsurance Agreement as novated incorporated herein by reference to Post-Effective Amendment No. 33 (File 333-141758) filed on April 12, 2018.
(ii) Amendment No. 4 to Automatic Indemnity Reinsurance Agreement as novated incorporated herein by reference to Post-Effective Amendment No. 33 (File 333-141758) filed on April 12, 2018.
(c) Automatic Indemnity Reinsurance Agreement dated January 1, 2018, between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited (for LNY products) incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-141758) filed on April 24, 2019.
(i) Amendment No. 1 to Automatic Indemnity Reinsurance Agreement dated January 1, 2018, between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited (for LNY products) incorporated herein by reference to Post-Effective Amendment No. 37 (File No. 333-141758) filed on December 20, 2019.
(d) Coinsurance and Modified Coinsurance Reinsurance Agreement dated January 1, 2018 between Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-141758) filed on April 24, 2019.
(i) Amendment No. 1 to Coinsurance and Modified Coinsurance Reinsurance Agreement dated January 1, 2018 between Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 37 (File No. 333-141758) filed on December 20, 2019.
(8)(a) Accounting and Financial Administration Services Agreement dated January 1, 2019 among State Street Bank and Trust Company, The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York is incorporated herein by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(b) Fund Participation Agreements and Amendments between Lincoln Life & Annuity Company of New York and:
(i) AIM (Invesco) Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.
(ii) AllianceBernstein Variable Product Series Fund incorporated herein by reference to Post-Effective Amendment No. 19 on Form N-6 (File No. 333-155333) filed on April 1, 2015.
(iii) ALPS Variable Investment Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193276) filed on April 29, 2015;

(iii-a) amendment dated April 30, 2015 incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-193276) filed on April 15, 2016;
(iii-b) amendments incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-214111) filed on March 2, 2018.
(iv) American Century Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-141769) filed on April 9, 2018.
(v) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017;
(v-a) amendment no. 15 incorporated herein by reference to Post-Effective Amendment No. 27 on Form N-4 (File No. 333-181615) filed on April 3, 2020.
(vi) BlackRock Variable Series Funds, Inc. and BlackRock Variable Series Funds II, Inc. incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011;
(vi-a) amendments incorporated herein by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(vii) Columbia Funds Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-212682) filed on April 15, 2020.
(viii) Columbia Funds Variable Insurance Trust II incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-212682) filed on April 15, 2020.
(ix) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.
(x) Deutsche DWS Variable Series II incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(xi) Eaton Vance Variable Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193276) filed on May 16, 2014.
(xii) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-141769) filed on April 9, 2018.
(xiii) First Trust Variable Insurance Trust and First Trust Portfolios, L.P. incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-193276) filed on April 15, 2016.
(xiv) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 19 on Form N-6 (File No. 333-155333) filed on April 1, 2015.
(xv) Goldman Sachs Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(xvi) Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193276) filed on May 16, 2014.
(xvii) Ivy Funds Variable Insurance Products incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193276) filed on May 16, 2014;
(xvii-a) amendment incorporated herein by reference to Post-Effective Amendment No. 19 on Form N-6 (File No. 333-141769) filed on April 4, 2017.
(xviii) JPMorgan Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(xix) Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, and Legg Mason Partners Fund Advisor, LLC Agreement incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-141769) filed on April 9, 2018.
(xx) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 20 on Form N-6 (File No. 333-155333) filed on April 1, 2016.
(xxi) Lord Abbett Series Fund incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-145531) filed on April 9, 2009.

(xxii) MFS Variable Insurance Trust I, II, and III incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015;
(xxii-a) amendments incorporated herein by reference to Post-Effective No. 23 on Form N-6 (File No. 333-141769) filed on April 12, 2019.
(xxiii) Oppenheimer Variable Account Funds incorporated herein by reference to Post-Effective Amendment No. 19 on Form N-6 (File No. 333-155333) filed on April 1, 2015.
(xxiv) PIMCO Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(xxv) Putnam Variable Trust incorporated herein by reference to Post-Effective Amendment No. 22 on Form N-6 (File No. 333-155333) filed on April 3, 2017;
(xxv-a) Amendment No. 8 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-236908) filed on March 5, 2020.
(xxvi) Rydex Variable Trust and Guggenheim Funds Distributors, LLC incorporated herein by reference to Post-Effective Amendment No. (File No. 333-193276) filed on April 29, 2015.
(xxvii) SEI Insurance Products Trust Incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193276) filed on April 29, 2015.
(xxviii) Universal Institutional Funds, Inc./Morgan Stanley incorporated herein by reference to Post-Effective Amendment No. 19 on Form N-6 (File No. 333-155333) filed on April 1, 2015.
(xxix) Van Eck VIP Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193276) filed on April 29, 2015.
(xxx) Virtus Variable Insurance Trust and First Trust Portfolios, L.P. incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193276) filed on April 29, 2015.
(c) Rule 22c-2 Agreements between The Lincoln National Life Insurance Company and:
(i) AIM Variable Insurance Funds incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(ii) ALPS Variable Investment Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193276) filed on April 29, 2015.
(iii) American Century Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-61554) filed on March 16, 2009.
(iv) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(v) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-68842) filed on June 22, 2009.
(vi) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-145531) filed on March 30, 2012.
(vii) Fidelity Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(viii) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 25, 2008.
(ix) Guggenheim Funds Distributors, LLC incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193276) filed on May 16, 2014.
(x) Hartford Series Funds, Inc. and Hartford HLS Series Fund II, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193276) filed on May 16, 2014.
(xi) Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193276) filed on May 16, 2014.
(xii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 25, 2008.

(xiii) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(xiv) Oppenheimer Variable Account Funds incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-145531) filed on April 9, 2009.
(xv) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(xvi) Van Eck Securities Corporation incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193276) filed on April 29, 2015.
(9) Opinion and Consent of Scott C. Durocher, Senior Counsel of The Lincoln National Life Insurance Company, as to legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-193277) filed on May 16, 2014.
(10)(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm
(b) Power of Attorney - Principal Officers and Directors of Lincoln Life & Annuity Company of New York filed herein.
(11) Not Applicable
(12) Not Applicable
(13) Lincoln National Corporation Organizational Chart incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 033-26032) filed on September 6, 2019
Item 25. Directors and Officers of the Depositor
The following list contains the officers and directors of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to Lincoln New York Account N for Variable Annuities as well as the contracts. The list also shows Lincoln Life & Annuity Company of New York's executive officers.

Name	Positions and Offices with Depositor
Lisa M. Buckingham**	Director
Ellen Cooper**	Executive Vice President, Chief Investment Officer and Director
Randal J. Freitag**	Executive Vice President, Chief Financial Officer and Director
Christopher A. Giovanni**	Senior Vice President and Treasurer
Dennis R. Glass**	President and Director
Stephen B. Harris**	Senior Vice President and Chief Ethics and Compliance Officer
George W. Henderson, III Granville Capital 300 N. Greene Street Greensboro, NC 27401	Director
Christine Janofsky**	Senior Vice President, Chief Accounting Officer and Controller
Mark E. Konen 4901 Avenue G Austin, TX 78751	Director
M. Leanne Lachman 870 United Nations, Plaza, #19-E New York, NY 10017	Director
Louis G. Marcoccia Senior Vice President Syracuse University Crouse-Hinds Hall, Suite 620 900 S. Crouse Ave. Syracuse, NY 13244	Director
Patrick S. Pittard 20 Cates Ridge Atlanta, GA 30327	Director
Leon E. Roday**	Executive Vice President
Robert O. Sheppard*	Assistant Vice President, General Counsel and Secretary
Joseph D. Spada***	Vice President and Chief Compliance Officer for Separate Accounts
*Principal business address is 120 Madison Street, Suite 1310, Syracuse, NY 13202
**Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
***Principal business address is 350 Church Street, Hartford, Connecticut 06096
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
See Exhibit 13 above: Lincoln National Corporation Organizational Chart.
Item 27. Number of Contractowners
As of March 31, 2020 there were 22,206 contract owners under Account N.
Item 28. Indemnification
a) Brief description of indemnification provisions.
In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln New York in connection with suits by, or in the right of, Lincoln New York.

Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit no. 6 hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.
b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.
(b) Officers and Directors of Lincoln Financial Distributors, Inc.:
Name	Positions and Offices with Underwriter
Andrew J. Bucklee*	Senior Vice President and Director
Wilford H. Fuller*	President, Chief Executive Officer and Director
Christopher A. Giovanni*	Senior Vice President and Treasurer
John C. Kennedy*	Senior Vice President, Head of Retirement Solutions Distribution, and Director
Macgregor B. Maitland*	Vice President and Chief Compliance Officer (Distribution)
Thomas P. O'Neill*	Senior Vice President and Chief Operating Officer
Christopher P. Potochar*	Senior Vice President and Director, Head of Finance and Strategy
Claire H. Hanna*	Secretary
*Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
(c) N/A
Item 30. Location of Accounts and Records
All accounts, books, and other documents, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company (“Lincoln Life”), 1300 South Clinton Street, Fort Wayne, Indiana 46802 pursuant to an administrative services agreement with Lincoln Life & Annuity Company of New York. Lincoln Life has entered into an agreement with State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, MO 64105, to provide accounting services for the VAA.
Item 31. Management Services
Not Applicable.

Item 32. Undertakings
(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln New York at the address or phone number listed in the Prospectus.
(d) Lincoln Life & Annuity Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life & Annuity Company of New York.

SIGNATURES

(a)      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of these Registration Statements and has caused these Post-Effective Amendments to the registration statements to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 14th day of April, 2020 at 2:15 pm.

Lincoln Life and Annuity Variable Annuity Account H (File No: 811-08441; CIK:0001045008)

333-141754 (Amendment No: 41)	333-171097 (Amendment No: 27)	333-141756 (Amendment No: 36)
333-141766 (Amendment No: 36)	333-181617 (Amendment No: 20)	333-234169 (Amendment No: 1)
333-214112 (Amendment No: 8)	333-234170 (Amendment No: 1)	333-176216 (Amendment No: 18)
333-141763 (Amendment 40)	333-141758 (Amendment No: 38)	333-141761 (Amendment No: 30)

Lincoln Life and Annuity Variable Annuity Account N (File No:811-; CIK:0001093278)

333-171096 (Amendment No: 27)	333-141752 (Amendment No: 41)	333-149449 (Amendment No: 29)
333-141759 (Amendment No: 39)	333-141762 (Amendment No: 38)	333-181616 (Amendment No: 26)
333-193276 (Amendment No: 14)	333-193277 (Amendment No: 11)	333-214111 (Amendment No: 10)
333-176213 (Amendment No: 23)	333-145531 (Amendment No: 43)	333-175691 (Amendment No: 22)
333-214256 (Amendment No: 5)	333-186895 (Amendment No: 23)	333-214113 (Amendment No: 6)
333-141757 (Amendment No: 40)	333-141760 (Amendment No: 32)

Lincoln Life and Annuity Variable Annuity Account H

Lincoln New York Account N for Variable Annuities

(Registrant)

By:	/s/ Delson R. Campbell
Delson R. Campbell
Vice President, Lincoln Life & Annuity Company of New York

Signed on its behalf, in the City of Hartford, and the State of Connecticut on this 14h day of April, 2020 at 10:30 am.

Lincoln Life & Annuity Company of New York

(Depositor)

By:	/s/ Michelle L. Grindle
Michelle L. Grindle
(Signature-Officer of Depositor)
Assistant Vice President, Lincoln Life & Annuity Company of New York

(b) As required by the Securities Act of 1933, these Amendments to the registration statements have been signed by the following persons in their capacities indicated on April 14, 2020 at 2:15 pm.

Signature	Title

*/s/ Dennis R. Glass	President and Director
Dennis R. Glass

*/s/ Ellen Cooper	Executive Vice President, Chief Investment Officer and Director
Ellen Cooper

*/s/ Randal J. Freitag	Executive Vice President, Chief Financial Officer, and Director
Randal J. Freitag

*/s/ Lisa M. Buckingham	Director
Lisa M. Buckingham

*/s/ George W. Henderson, III	Director
George W. Henderson, III

*/s/ Mark E. Konen	Director
Mark E. Konen

*/s/ M. Leanne Lachman	Director
M. Leanne Lachman

*/s/ Louis G. Marcoccia	Director
Louis G. Marcoccia

* /s/ Patrick S. Pittard	Director
Patrick S. Pittard

*/s/ Delson R. Campbell,	pursuant to a Power of Attorney
Delson R. Campbell